UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Equity Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 4.6%
30,395		APN News & Media Ltd.	$64,552	0.0
19,969		APN Outdoor Group Ltd.	86,922	0.1
8,166		ARB Corp. Ltd.	91,804	0.1
56,220		Ardent Leisure Group	78,589	0.0
71,174		Aristocrat Leisure Ltd.	976,972	0.7
31,048	L	Automotive Holdings Group Ltd.	97,686	0.1
31,876		Bapcor Ltd	141,957	0.1
10,875		Breville Group Ltd.	85,827	0.1
9,632	L	Corporate Travel Management Ltd.	147,365	0.1
45,028		Crown Resorts Ltd.	406,202	0.3
7,699		Domino's Pizza Enterprises Ltd.	341,795	0.2
283,876		Fairfax Media Ltd.	222,252	0.1
6,707		Flight Centre Travel Group Ltd.	147,948	0.1
47,784	L	G8 Education Ltd.	148,928	0.1
13,922		Greencross Ltd.	76,575	0.0
10,136		GUD Holdings Ltd.	91,671	0.1
71,047	L	Harvey Norman Holdings Ltd.	245,737	0.2
12,830		Invocare Ltd.	138,563	0.1
13,308		JB Hi-Fi Ltd.	251,064	0.2
35,102	L	Mantra Group Ltd.	78,283	0.0
97,570	L	Myer Holdings Ltd.	90,563	0.1
36,344		Navitas Ltd.	123,012	0.1
5,563	L	News Corp.	75,926	0.0
80,662		Nine Entertainment Co. Holdings Ltd.	77,278	0.0
11,409		Premier Investments Ltd.	124,810	0.1
5,795		REA Group Ltd.	262,793	0.2
18,779	L	Retail Food Group Ltd.	76,458	0.0
106,153		Seven West Media Ltd.	63,640	0.0
13,543		Sky Network Television Ltd.	36,309	0.0
28,570		Skycity Entertainment Group Ltd.	82,714	0.1
89,586		Southern Cross Media Group Ltd.	95,771	0.1
92,823		Star Entertainment Grp Ltd.	387,829	0.3
16,425	L	Super Retail Group Ltd.	128,651	0.1
98,258		Tabcorp Holdings Ltd.	356,565	0.2
156,294		Tatts Group Ltd.	528,867	0.4
29,164		Trade Me Ltd.	103,851	0.1
11,544		Webjet Ltd.	101,238	0.1
			6,636,967	4.6

		Consumer Staples: 7.1%
85,230	@	a2 Milk Co. Ltd.	178,366	0.1
45,120		Asaleo Care Ltd.	60,677	0.0
41,181	@,L	Australian Agricultural Co. Ltd.	52,219	0.0
17,920	L	Bega Cheese Ltd.	86,665	0.1
8,768	L	Bellamy's Australia Ltd.	28,131	0.0
1,501	L	Blackmores Ltd.	129,034	0.1
62,797		Coca-Cola Amatil Ltd.	519,179	0.4
29,190		Costa Group Holdings Ltd.	97,025	0.1
27,135		GrainCorp Ltd.	188,518	0.1
115,118	@	Metcash Ltd.	217,125	0.2
19,235		Tassal Group Ltd.	66,567	0.0
87,750		Treasury Wine Estates Ltd.	819,728	0.6
134,791		Wesfarmers Ltd.	4,640,579	3.2
153,136		Woolworths Ltd.	3,100,393	2.2
			10,184,206	7.1

		Energy: 4.1%
170,324		Beach Energy Ltd.	104,026	0.1
31,006		Caltex Australia Ltd.	698,615	0.5
139,048		Oil Search Ltd.	766,635	0.5
207,286		Origin Energy Ltd.	1,115,030	0.8
221,753		Santos Ltd.	643,510	0.5
80,872	@	Whitehaven Coal Ltd.	184,456	0.1
86,129		Woodside Petroleum Ltd.	2,110,021	1.5
23,166	@,L	WorleyParsons Ltd.	194,744	0.1
			5,817,037	4.1

		Financials: 38.2%
351,613		AMP Ltd.	1,391,025	1.0
23,013		ASX Ltd.	887,502	0.6
349,034		Australia & New Zealand Banking Group Ltd.	8,474,785	5.9
46,046		Bank of Queensland Ltd.	427,449	0.3
56,183		Bendigo and Adelaide Bank Ltd.	520,528	0.4
20,304		BT Investment Management Ltd.	155,060	0.1
67,056		Challenger Ltd.	642,697	0.4
204,803		Commonwealth Bank of Australia	13,429,973	9.4
5,605		Credit Corp. Group Ltd.	74,017	0.1
81,550	@,L	CYBG PLC	281,467	0.2
31,200		Eclipx Group Ltd.	93,196	0.1
32,218		FlexiGroup Ltd./Australia	56,857	0.0
26,039		Genworth Mortgage Insurance Australia Ltd.	62,481	0.0
83,029	L	Henderson Group PLC	241,635	0.2
281,449		Insurance Australia Group Ltd.	1,300,474	0.9
31,399	L	IOOF Holdings Ltd.	204,601	0.1
16,266		IRESS Ltd.	145,535	0.1
40,455		Macquarie Group Ltd.	2,787,217	1.9
16,570		Magellan Financial Group Ltd.	299,072	0.2
327,394		Medibank Pvt Ltd.	705,172	0.5
318,052		National Australia Bank Ltd.	8,098,360	5.7
5,614		Perpetual Ltd.	223,637	0.2
25,454		Platinum Asset Management Ltd.	99,750	0.1
162,264		QBE Insurance Group Ltd.	1,597,463	1.1
87,751		Steadfast Group Ltd.	170,249	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
152,951		Suncorp Group Ltd.	$1,543,505	1.1
398,964		Westpac Banking Corp.	10,665,246	7.5
			54,578,953	38.2

		Health Care: 6.8%
17,555		Ansell Ltd.	322,765	0.2
43,521		Australian Pharmaceutical Industries Ltd.	67,825	0.1
6,811		Cochlear Ltd.	703,593	0.5
54,141		CSL Ltd.	5,183,777	3.6
28,734	L	Estia Health Ltd.	67,809	0.0
18,411		Fisher & Paykel Healthcare Corp. Ltd.	124,342	0.1
205,910		Healthscope Ltd.	356,999	0.3
29,334	L	Japara Healthcare Ltd.	45,035	0.0
163,178	@,L	Mayne Pharma Group Ltd.	177,585	0.1
30,687	@	Nanosonics Ltd.	72,669	0.1
49,369		Primary Health Care Ltd.	134,639	0.1
15,328		Ramsay Health Care Ltd.	818,243	0.6
15,711	L	Regis Healthcare Ltd.	53,649	0.0
67,072		ResMed, Inc.	476,175	0.3
128,621		Sigma Pharmaceuticals Ltd.	126,692	0.1
6,803		Sirtex Medical Ltd.	93,008	0.1
49,120		Sonic Healthcare Ltd.	829,856	0.6
9,456		Virtus Health Ltd.	41,762	0.0
			9,696,423	6.8

		Industrials: 6.5%
59,943		ALS Ltd.	281,151	0.2
243,937		Aurizon Holdings Ltd.	978,170	0.7
188,803		Brambles Ltd.	1,348,328	0.9
11,620		CIMIC Group Ltd.	318,838	0.2
187,615		Cleanaway Waste Management Ltd.	171,966	0.1
72,778		Downer EDI Ltd.	322,070	0.2
32,241		GWA Group Ltd.	71,379	0.0
16,393		IPH Ltd.	60,990	0.0
60,109		Macquarie Atlas Roads Group	235,079	0.2
9,194		McMillan Shakespeare Ltd.	92,849	0.1
10,779		Monadelphous Group Ltd.	101,472	0.1
219,729		Qantas Airways Ltd.	653,001	0.5
144,833		Qube Logistics Holdings Ltd.	283,246	0.2
43,689	L	Reliance Worldwide Corp. Ltd.	96,172	0.1
40,904		Seek Ltd.	497,309	0.3
10,847		Seven Group Holdings Ltd.	88,727	0.1
131,626		Spotless Group Holdings Ltd.	109,053	0.1
265,883		Sydney Airport	1,374,821	1.0
243,949		Transurban Group - Stapled Security	2,174,538	1.5
231,429	@	Virgin Australia International Holdings	–	–
			9,259,159	6.5

		Information Technology: 1.1%
19,749	@,L	Aconex Ltd.	59,253	0.0
13,294	L	Altium Ltd.	77,172	0.0
26,304		carsales.com Ltd.	224,344	0.2
59,518		Computershare Ltd.	639,215	0.4
23,970		iSentia Group Ltd.	27,472	0.0
42,773		Link Administration Holdings Ltd.	252,580	0.2
38,911		MYOB Group Ltd.	105,857	0.1
33,713	@	NEXTDC Ltd.	105,079	0.1
25,551		Technology One Ltd.	100,151	0.1
			1,591,123	1.1

		Materials: 15.4%
52,854		Adelaide Brighton Ltd.	229,196	0.2
277,017	L	Alumina Ltd.	379,018	0.3
137,680		Amcor Ltd.	1,583,649	1.1
381,505		BHP Billiton Ltd.	6,938,117	4.9
68,225		BlueScope Steel Ltd.	639,592	0.4
139,363		Boral Ltd.	621,307	0.4
9,077		Brickworks Ltd.	101,813	0.1
61,354		CSR Ltd.	211,289	0.1
45,305		DuluxGroup Ltd.	225,959	0.2
137,784		Evolution Mining Ltd.	221,510	0.2
19,125		Fletcher Building Ltd.	110,224	0.1
202,256		Fortescue Metals Group Ltd.	963,379	0.7
228,040	@	Galaxy Resources Ltd.	79,300	0.1
49,749		Iluka Resources Ltd.	289,587	0.2
199,197		Incitec Pivot Ltd.	571,885	0.4
54,960	L	Independence Group NL	150,329	0.1
52,711		James Hardie Industries SE	828,161	0.6
18,571		Mineral Resources Ltd.	152,423	0.1
90,745		Newcrest Mining Ltd.	1,546,793	1.1
71,353		Northern Star Resources Ltd	221,790	0.2
21,266		Nufarm Ltd.	157,572	0.1
44,572		Orica Ltd.	599,103	0.4
24,045	@	Orocobre Ltd.	51,125	0.0
143,451		Orora Ltd.	324,335	0.2
35,506		OZ Minerals Ltd.	212,424	0.1
20,279		Pact Group Holdings Ltd.	108,419	0.1
58,498		Regis Resources Ltd.	147,790	0.1
87,051		Resolute Mining Ltd.	86,739	0.1
50,428		Rio Tinto Ltd.	2,328,384	1.6
18,540		Sandfire Resources NL	90,270	0.1
94,832	@	Saracen Mineral Holdings Ltd.	71,464	0.0
18,998		Sims Metal Management Ltd.	179,489	0.1
632,586		South32 Ltd.	1,333,594	0.9
57,995	@	St Barbara Ltd.	105,645	0.1
28,896	@,L	Syrah Resources Ltd.	62,452	0.0

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
28,719	@,L	Western Areas Ltd.	$50,656	0.0
			21,974,782	15.4

		Real Estate: 8.0%
34,212		Abacus Property Group	84,657	0.1
50,383		Aveo Group	123,491	0.1
57,468		BWP Trust	125,110	0.1
49,064		Charter Hall Group	206,849	0.1
39,181		Charter Hall Retail REIT	129,915	0.1
152,531		Cromwell Property Group	111,296	0.1
114,144		Dexus Property Group NPV	851,924	0.6
33,813		Gateway Lifestyle	53,994	0.0
189,315		Goodman Group	1,119,303	0.8
213,367		GPT Group	839,738	0.6
29,876		Growthpoint Properties Australia Ltd.	72,318	0.0
72,998		Investa Office Fund	265,022	0.2
3,563		Iron Mountain, Inc.	125,168	0.1
68,560		Lend Lease Corp., Ltd.	815,415	0.6
440,461		Mirvac Group	736,900	0.5
60,288		National Storage REIT	65,878	0.0
632,947		Scentre Group	2,075,013	1.4
85,771		Shopping Centres Australasia Property Group	146,802	0.1
285,909		Stockland	1,013,849	0.7
388,394		Vicinity Centres	840,106	0.6
49,228		Viva Energy REIT	89,489	0.1
227,254		Westfield Corp.	1,541,589	1.1
			11,433,826	8.0

		Telecommunication Services: 3.9%
25,920		Spark New Zealand Ltd.	62,974	0.1
1,413,862		Telstra Corp., Ltd.	5,031,030	3.5
37,116	L	TPG Telecom Ltd.	197,600	0.1
73,412	L	Vocus Communications Ltd.	242,240	0.2
			5,533,844	3.9

		Utilities: 2.7%
80,033		AGL Energy Ltd.	1,612,113	1.1
132,472		APA Group	906,680	0.6
206,675		AusNet Services	266,049	0.2
293,723		DUET Group	625,952	0.4
94,683	@	Infigen Energy	72,692	0.1
199,955		Spark Infrastructure Group	362,118	0.3
			3,845,604	2.7

	Total Common Stock
	(Cost $136,660,542)		140,551,924	98.4

RIGHTS: –%
		Real Estate: –%
72,917	@	Chapter Hall Units Contingent	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $136,660,542)		140,551,924	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.1%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,000, due 10/15/17-02/15/46)	1,000,000	0.7
3,807	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.85%, due 04/03/17 (Repurchase Amount $3,807, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,883, due 04/01/17-02/20/67)	3,807	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.7

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $1,000,074, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	$1,000,000	0.7
		3,003,807	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
496,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $496,000)	496,000	0.3

	Total Short-Term Investments
	(Cost $3,499,807)	3,499,807	2.4

	Total Investments in Securities (Cost $140,160,349)	$144,051,731	100.8
	Liabilities in Excess of Other Assets	(1,184,388)	(0.8)
	Net Assets	$142,867,343	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $143,415,223.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,588,986
Gross Unrealized Depreciation	(9,952,478)

Net Unrealized Appreciation	$636,508

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$6,636,967	$–	$6,636,967
Consumer Staples	–	10,184,206	–	10,184,206
Energy	–	5,817,037	–	5,817,037
Financials	–	54,578,953	–	54,578,953
Health Care	–	9,696,423	–	9,696,423
Industrials	–	9,259,159	–	9,259,159
Information Technology	–	1,591,123	–	1,591,123
Materials	–	21,974,782	–	21,974,782
Real Estate	–	11,433,826	–	11,433,826
Telecommunication Services	–	5,533,844	–	5,533,844
Utilities	–	3,845,604	–	3,845,604
Total Common Stock	–	140,551,924	–	140,551,924
Rights	–	–	–	–
Short-Term Investments	496,000	3,003,807	–	3,499,807
Total Investments, at fair value	$496,000	$143,555,731	$–	$144,051,731
Other Financial Instruments+
Forward Foreign Currency Contracts	–	31,019	–	31,019
Futures	56,236	–	–	56,236
Total Assets	$552,236	$143,586,750	$–	$144,138,986
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11,464)	$–	$(11,464)
Total Liabilities	$–	$(11,464)	$–	$(11,464)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America N.A.	Australian Dollar	3,200,000	Buy	06/21/17	$2,433,520	$2,441,250	$7,730
Goldman Sachs & Co.	Australian Dollar	1,950,000	Buy	06/21/17	1,472,776	1,487,636	14,860
JPMorgan Chase Bank N.A.	Australian Dollar	850,000	Buy	06/21/17	652,704	648,457	(4,247)
							$18,343

BNP Paribas	Australian Dollar	950,000	Sell	06/21/17	$731,763	$724,746	$7,017
Brown Brothers Harriman & Co.	Australian Dollar	600,000	Sell	06/21/17	454,919	457,734	(2,815)
Citibank N.A.	Australian Dollar	700,000	Sell	06/21/17	534,145	534,024	121
JPMorgan Chase Bank N.A.	Australian Dollar	700,000	Sell	06/21/17	535,314	534,023	1,291
JPMorgan Chase Bank N.A.	Australian Dollar	1,000,000	Sell	06/21/17	761,820	762,890	(1,070)
JPMorgan Chase Bank N.A.	Australian Dollar	450,000	Sell	06/21/17	339,969	343,301	(3,332)
							$1,212

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	23	06/15/17	$2,569,027	$56,236
			$2,569,027	$56,236

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$31,019
Equity contracts	Futures contracts	56,236
Total Asset Derivatives		$87,255

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,464
Total Liability Derivatives		$11,464

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$7,730	$7,017	$-	$121	$14,860	$1,291	$31,019
Total Assets	$7,730	$7,017	$-	$121	$14,860	$1,291	$31,019

Liabilities:
Forward foreign currency contracts	$-	$-	$2,815	$-	$-	$8,649	$11,464
Total Liabilities	$-	$-	$2,815	$-	$-	$8,649	$11,464

Net OTC derivative instruments by counterparty, at fair value	$7,730	$7,017	$(2,815)	$121	$14,860	$(7,358)	$19,555

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$7,730	$7,017	$(2,815)	$121	$14,860	$(7,358)	$19,555

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Brazil: 4.5%
25,400		AES Tiete Energia SA	$111,073	0.0
587,000		AMBEV SA	3,408,823	0.6
100,480		Banco Bradesco SA	1,031,889	0.2
107,100		Banco do Brasil S.A.	1,153,243	0.2
52,000		Banco Santander Brasil SA	461,598	0.1
86,400		BB Seguridade Participacoes SA	809,189	0.2
259,269		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,597,554	0.3
72,020	@	BR Malls Participacoes SA	332,425	0.1
76,000		BRF - Brasil Foods SA	937,316	0.2
20,400	@	Centrais Eletricas Brasileiras SA	112,146	0.0
150,000		CCR SA	864,850	0.2
42,200		Cia de Saneamento Basico do Estado de Sao Paulo	440,926	0.1
81,100	@	Cia Siderurgica Nacional S.A.	237,295	0.0
127,364		Cielo SA	1,154,600	0.2
14,300		Cosan SA Industria e Comercio	177,003	0.0
23,669		CPFL Energia SA	195,062	0.0
41,300		Duratex SA	121,634	0.0
35,949		EDP - Energias do Brasil S.A.	159,615	0.0
82,000		Embraer SA	454,450	0.1
19,300		Engie Brasil Energia SA	218,301	0.0
25,300		Equatorial Energia SA	475,193	0.1
32,100		Fibria Celulose SA	295,304	0.1
41,900		Hypermarcas SA	388,136	0.1
85,100		JBS SA	278,901	0.1
67,500		Klabin SA	326,008	0.1
172,804		Kroton Educacional SA	732,482	0.1
20,610		Localiza Rent a Car SA	275,845	0.1
19,500		Lojas Americanas SA	82,906	0.0
80,100		Lojas Renner SA	711,295	0.1
4,300		M Dias Branco SA	175,181	0.0
10,700		Multiplan Empreendimentos Imobiliarios SA	228,143	0.0
21,500		Natura Cosmeticos S.A.	200,125	0.0
33,400		Odontoprev SA	120,345	0.0
368,900	@	Petroleo Brasileiro SA	1,795,833	0.3
14,200		Porto Seguro SA	130,633	0.0
27,700		Qualicorp SA	175,724	0.0
29,000		Raia Drogasil SA	546,263	0.1
99,600	@	Rumo SA	272,336	0.1
24,987		Sul America SA	133,290	0.0
103,400		Tim Participacoes SA	331,609	0.1
45,200		Ultrapar Participacoes SA	1,032,326	0.2
159,800		Vale SA	1,528,273	0.3
68,080		Weg S.A.	378,826	0.1
			24,593,969	4.5

		Chile: 1.1%
329,303		AES Gener SA	133,069	0.0
338,524		Aguas Andinas SA	197,361	0.0
3,038,194		Banco de Chile	366,540	0.1
4,757		Banco de Credito e Inversiones	261,728	0.1
8,154,027		Banco Santander Chile	511,206	0.1
176,432		Cencosud SA	542,177	0.1
16,873		Cia Cervecerias Unidas SA	212,704	0.0
1,041,134		Colbun SA	231,317	0.0
380,312		Enel Generacion Chile SA	286,164	0.1
17,781	@	Empresa Nacional de Telecomunicaciones SA	214,927	0.0
150,693		Empresas CMPC SA	367,715	0.1
56,214		Empresas COPEC SA	610,992	0.1
3,772,874		Enersis Americas SA	783,763	0.1
2,562,658		Enersis Chile SA	283,654	0.1
19,095,981		Itau CorpBanca	172,620	0.0
36,785	@	Latam Airlines Group SA	465,864	0.1
75,980		SACI Falabella	639,032	0.1
			6,280,833	1.1

		China: 26.8%
123,500	#,@,L	3SBio, Inc.	152,595	0.0
10,768	@,L	58.com, Inc. ADR	381,080	0.1
92,500		AAC Technologies Holdings, Inc.	1,083,087	0.2
3,079,000		Agricultural Bank of China Ltd.	1,419,967	0.3
226,000		Air China Ltd.	182,994	0.0
139,630	@	Alibaba Group Holding Ltd. ADR	15,056,303	2.8
416,000	@	Alibaba Health Information Technology Ltd.	187,410	0.0
1,450,000	@,L	Alibaba Pictures Group Ltd.	263,055	0.1
460,000	@	Aluminum Corp. of China Ltd.	225,121	0.0
154,000		Anhui Conch Cement Co., Ltd.	523,761	0.1
123,000		Anta Sports Products Ltd.	340,303	0.1
278,000		AviChina Industry & Technology Co. Ltd.	192,884	0.0
33,882	@	Baidu, Inc. ADR	5,845,323	1.1
9,924,000		Bank of China Ltd.	4,935,023	0.9
1,088,000		Bank of Communications Co., Ltd.	846,916	0.2
178,000		Beijing Capital International Airport Co., Ltd.	213,065	0.0
65,000		Beijing Enterprises Holdings Ltd.	336,431	0.1
538,000		Beijing Enterprises Water Group Ltd.	398,811	0.1
782,000		Belle International Holdings Ltd.	508,620	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
376,000		Brilliance China Automotive Holdings Ltd.	$629,006	0.1
78,500	L	Byd Co., Ltd.	435,312	0.1
1,282,000	#	CGN Power Co. Ltd.	396,202	0.1
1,066,000		China Cinda Asset Management Co. Ltd.	414,591	0.1
1,102,000		China Citic Bank	731,163	0.1
258,000	@	China Coal Energy Co. - Class H	130,208	0.0
551,000		China Communications Construction Co., Ltd.	777,762	0.1
286,000		China Communications Services Corp., Ltd.	187,303	0.0
162,500		China Conch Venture Holdings Ltd.	319,220	0.1
10,478,000		China Construction Bank	8,442,206	1.5
318,000		China Everbright Bank Co. Ltd.	155,529	0.0
300,000		China Everbright International Ltd.	404,013	0.1
122,000		China Everbright Ltd.	246,394	0.1
500,000	L	China Evergrande Group	463,596	0.1
357,000		China Galaxy Securities Co. Ltd.	329,664	0.1
204,000		China Gas Holdings Ltd.	328,694	0.1
508,000	#,@	China Huarong Asset Management Co. Ltd.	207,987	0.0
480,000		China Huishan Dairy Holdings Co. Ltd.	25,941	0.0
466,000		China Jinmao Holdings Group Ltd.	149,519	0.0
930,000		China Life Insurance Co., Ltd.	2,845,361	0.5
384,000		China Longyuan Power Group Corp. Ltd.	298,691	0.1
151,000		China Medical System Holdings Ltd.	267,883	0.1
343,000		China Mengniu Dairy Co., Ltd.	711,250	0.1
488,880		China Merchants Bank Co., Ltd.	1,293,757	0.2
157,915		China Merchants Port Holdings Co. Ltd	462,540	0.1
741,500		China Minsheng Banking Corp. Ltd.	792,638	0.1
765,500		China Mobile Ltd.	8,418,589	1.5
382,000		China National Building Material Co., Ltd.	246,045	0.0
236,000		China Oilfield Services Ltd.	226,677	0.0
480,000		China Overseas Land & Investment Ltd.	1,371,823	0.3
329,800		China Pacific Insurance Group Co., Ltd.	1,192,007	0.2
3,195,600		China Petroleum & Chemical Corp.	2,601,111	0.5
431,000		China Power International Development Ltd.	160,316	0.0
244,500		China Railway Construction Corp. Ltd.	346,956	0.1
494,000		China Railway Group Ltd.	442,336	0.1
202,000	@	China Resources Beer Holdings Co Ltd.	459,856	0.1
108,000		China Resources Gas Group Ltd.	382,508	0.1
346,444		China Resources Land Ltd.	937,009	0.2
236,000		China Resources Power Holdings Co.	426,051	0.1
427,500		China Shenhua Energy Co., Ltd.	994,679	0.2
220,000		China Southern Airlines Co., Ltd.	152,371	0.0
222,000		China State Construction International Holdings Ltd.	397,388	0.1
198,628	@	China Taiping Insurance Holdings Co., Ltd.	481,343	0.1
1,722,000		China Telecom Corp., Ltd.	841,159	0.2
746,000		China Unicom Hong Kong Ltd.	1,001,970	0.2
161,000		China Vanke Co. Ltd.	435,428	0.1
99,100		Chongqing Changan Automobile Co. Ltd.	137,755	0.0
293,000		Chongqing Rural Commercial Bank Co. Ltd.	197,947	0.0
540,000		Citic Pacific Ltd.	770,664	0.1
267,500		CITIC Securities Co. Ltd.	551,099	0.1
2,235,000		CNOOC Ltd.	2,671,546	0.5
196,000		COSCO Shipping Ports, Ltd.	216,455	0.0
700,133		Country Garden Holdings Co. Ltd.	629,607	0.1
503,000		CRRC Corp. Ltd.	489,054	0.1
532,000		CSPC Pharmaceutical Group Ltd.	696,981	0.1
46,687	@	Ctrip.com International Ltd. ADR	2,294,666	0.4
328,000		Dongfeng Motor Group Co., Ltd.	368,704	0.1
257,000		Far East Horizon Ltd.	241,445	0.0
315,968		Fosun International	475,365	0.1
772,500	L	Fullshare Holdings Ltd.	342,167	0.1
35,600	#	Fuyao Glass Industry Group Co. Ltd.	123,556	0.0
1,682,000	@,L	GCL Poly Energy Holdings Ltd.	223,041	0.0
670,000		Geely Automobile Holdings Ltd.	1,026,814	0.2
165,200		GF Securities Co. Ltd.	346,310	0.1
1,594,000	L	GOME Electrical Appliances Holdings Ltd.	217,480	0.0
380,500		Great Wall Motor Co. Ltd.	433,654	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
352,000		Guangdong Investment Ltd.	$501,924	0.1
256,000		Guangzhou Automobile Group Co. Ltd.	410,011	0.1
124,400		Guangzhou R&F Properties Co., Ltd.	194,348	0.0
150,000		Haier Electronics Group Co. Ltd.	343,793	0.1
83,000		Haitian International Holdings Ltd.	193,228	0.0
384,000		Haitong Securities Co. Ltd.	649,590	0.1
1,908,000	@	Hanergy Thin Film Power Group Ltd.	52,785	0.0
90,500		Hengan International Group Co., Ltd.	673,493	0.1
2,652,000	@	HengTen Networks Group Ltd.	48,873	0.0
500,000		Huaneng Power International, Inc.	334,069	0.1
528,000		Huaneng Renewables Corp. Ltd.	182,857	0.0
177,200	#	Huatai Securities Co. Ltd.	345,069	0.1
9,207,000		Industrial & Commercial Bank of China	6,024,585	1.1
84,271	@	JD.com, Inc. ADR	2,621,671	0.5
144,000		Jiangsu Expressway Co. Ltd.	206,857	0.0
149,000		Jiangxi Copper Co., Ltd.	232,182	0.0
101,000		Kingsoft Corp. Ltd.	278,427	0.1
390,000		Kunlun Energy Co. Ltd.	361,385	0.1
894,000		Lenovo Group Ltd.	589,330	0.1
174,500		Longfor Properties Co., Ltd.	287,282	0.1
9,945		NetEase, Inc. ADR	2,824,380	0.5
97,100		New China Life Insurance Co. Ltd.	463,016	0.1
16,821	@	New Oriental Education & Technology Group, Inc. ADR	1,015,652	0.2
194,000		Nine Dragons Paper Holdings Ltd.	208,713	0.0
824,000		Peoples Insurance Co. Group of China Ltd.	341,763	0.1
2,634,000		PetroChina Co., Ltd.	1,929,615	0.4
571,496		PICC Property & Casualty Co., Ltd.	882,066	0.2
654,500		Ping An Insurance Group Co. of China Ltd.	3,668,115	0.7
343,900	@	Semiconductor Manufacturing International Corp.	426,298	0.1
256,000		Shandong Weigao Group Medical Polymer Co., Ltd.	183,258	0.0
366,000	@	Shanghai Electric Group Co., Ltd.	181,456	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	167,449	0.0
61,000		Shanghai Industrial Holdings Ltd.	179,476	0.0
104,740	@	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	165,291	0.0
91,700		Shanghai Pharmaceuticals Holding Co. Ltd.	240,218	0.0
69,000		Shenzhou International Group Holdings Ltd.	435,474	0.1
156,500		Shimao Property Holdings Ltd.	248,753	0.1
47,000		Sihuan Pharmaceutical Holdings Group Ltd.	17,855	0.0
6,745	@	Sina Corp.	486,449	0.1
551,000		Sino Biopharmaceutical Ltd.	453,750	0.1
397,500		Sino-Ocean Group Holding Ltd.	186,761	0.0
159,000		Sinopec Engineering Group Co. Ltd.	163,247	0.0
410,000		Sinopec Shanghai Petrochemical Co. Ltd.	227,550	0.0
148,800		Sinopharm Group Co.	690,800	0.1
285,000		Sinotrans Ltd.	133,181	0.0
262,000		Soho China Ltd.	140,242	0.0
282,500		Sun Art Retail Group Ltd.	264,852	0.1
247,000		Sunac China Holdings Ltd.	320,611	0.1
83,000		Sunny Optical Technology Group Co. Ltd.	607,424	0.1
5,419	@	TAL Education Group ADR	577,503	0.1
707,100		Tencent Holdings Ltd.	20,371,212	3.7
256,000		Tingyi Cayman Islands Holding Corp.	321,492	0.1
112,000		Travelsky Technology Ltd.	264,643	0.1
46,000		Tsingtao Brewery Co., Ltd.	211,999	0.0
50,485	@	Vipshop Holdings Ltd. ADR	673,470	0.1
699,000		Want Want China Holdings Ltd.	484,084	0.1
3,438	@,L	Weibo Corp. ADR	179,395	0.0
116,000		Weichai Power Co. Ltd.	204,908	0.0
94,000		ENN Energy Holdings Ltd.	529,526	0.1
244,000	L	Yanzhou Coal Mining Co., Ltd.	189,788	0.0
46,057	@	Yum China Holdings, Inc.	1,252,750	0.2
3,959	@	YY, Inc. ADR	182,549	0.0
168,000		Zhejiang Expressway Co., Ltd.	219,749	0.0
66,500		Zhuzhou CSR Times Electric Co., Ltd.	353,810	0.1
674,000		Zijin Mining Group Co., Ltd.	250,146	0.1
99,640		ZTE Corp.	183,062	0.0
			146,744,671	26.8

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Colombia: 0.4%
13,658		BanColombia SA ADR	$544,544	0.1
59,091		Cementos Argos SA	242,532	0.0
11,074		Corp Financiera Colombiana SA	108,468	0.0
532,900	@	Ecopetrol SA	250,233	0.1
37,234		Grupo Argos SA/Colombia	262,129	0.1
29,331		Grupo de Inversiones Suramericana SA	398,700	0.1
50,603		Interconexion Electrica SA ESP	204,174	0.0
			2,010,780	0.4

		Czech Republic: 0.2%
21,666		CEZ AS	373,051	0.1
9,859		Komercni Banka AS	365,869	0.1
28,405	#,@	Moneta Money Bank AS	96,216	0.0
8,489		O2 Czech Republic AS	94,844	0.0
			929,980	0.2

		Egypt: 0.1%
127,950		Commercial International Bank Egypt SAE	535,405	0.1
279,665	@	Global Telecom Holding	105,204	0.0
111,431		Talaat Moustafa Group	56,672	0.0
			697,281	0.1

		Greece: 0.3%
166,077	@	Alpha Bank AE	296,868	0.1
213,500	@	Eurobank Ergasias SA	130,452	0.0
3,923	@	FF Group	74,939	0.0
29,002		Hellenic Telecommunications Organization SA	272,479	0.1
12,875		Jumbo SA	203,004	0.1
698,058	@	National Bank of Greece SA	178,629	0.0
27,055		OPAP S.A.	251,786	0.0
844,284	@	Piraeus Bank SA	152,950	0.0
5,513		Titan Cement Co. SA	140,563	0.0
			1,701,670	0.3

		Hungary: 0.3%
4,319		MOL Hungarian Oil & Gas PLC	295,727	0.0
30,297		OTP Bank Nyrt	846,481	0.2
17,230		Richter Gedeon Nyrt	391,323	0.1
			1,533,531	0.3

		India: 8.8%
6,255		ACC Ltd.	139,257	0.0
80,346		Ambuja Cements Ltd.	292,883	0.1
10,369		Apollo Hospitals Enterprise Ltd.	186,064	0.0
160,880		Ashok Leyland Ltd.	209,489	0.0
35,695		Asian Paints Ltd.	589,826	0.1
34,945		Aurobindo Pharma Ltd.	363,379	0.1
210,211		Axis Bank Ltd.	1,589,152	0.3
10,502		Bajaj Auto Ltd.	453,776	0.1
19,792		Bajaj Finance Ltd.	356,974	0.1
3,200		Bajaj Finserv Ltd.	201,983	0.0
13,863		Bharat Forge Ltd.	222,406	0.0
72,419		Bharat Heavy Electricals Ltd.	181,553	0.0
55,022		Bharat Petroleum Corp. Ltd.	550,708	0.1
124,917		Bharti Airtel Ltd.	673,280	0.1
69,329		Bharti Infratel Ltd.	348,104	0.1
908		Bosch Ltd.	318,158	0.1
28,241		Cadila Healthcare Ltd.	192,235	0.0
56,148		Cairn India Ltd.	264,484	0.0
42,640		Cipla Ltd.	389,395	0.1
86,584		Coal India Ltd.	390,240	0.1
4,325		Container Corp. Of India Ltd.	84,848	0.0
71,221		Dabur India Ltd.	304,208	0.1
11,155		Divis Laboratories Ltd.	107,183	0.0
9,918		Dr Reddys Laboratories Ltd.	401,578	0.1
4,307		Dr. Reddys Laboratories Ltd. ADR	172,926	0.1
1,670		Eicher Motors Ltd.	657,890	0.1
52,646		GAIL India Ltd.	305,630	0.1
18,587		Glenmark Pharmaceuticals Ltd.	243,909	0.0
14,663		Godrej Consumer Products Ltd.	377,509	0.1
18,494		Grasim Industries Ltd.	298,743	0.1
33,625		Havells India Ltd.	241,195	0.0
71,383		HCL Technologies Ltd.	961,560	0.2
6,593		Hero Motocorp Ltd.	327,166	0.1
147,968		Hindalco Industries Ltd.	444,625	0.1
39,385		Hindustan Petroleum Corp. Ltd.	318,861	0.1
81,573		Hindustan Unilever Ltd.	1,145,346	0.2
188,554		Housing Development Finance Corp.	4,362,273	0.8
1,856		ICICI Bank Ltd. ADR	15,961	0.0
131,347		ICICI Bank Ltd.	561,058	0.1
158,586		Idea Cellular Ltd.	209,708	0.0
131,212		IDFC Bank Ltd.	119,852	0.0
36,506		Indiabulls Housing Finance Ltd.	560,904	0.1
113,797	L	Infosys Ltd. ADR	1,797,993	0.3
114,835		Infosys Ltd.	1,810,387	0.3
428,392		ITC Ltd.	1,849,627	0.3
107,891		JSW Steel Ltd.	312,736	0.1
16,124	@	Larsen & Toubro Ltd. GDR	389,494	0.1
22,330		Larsen & Toubro Ltd.	541,624	0.1
39,709		LIC Housing Finance Ltd.	378,198	0.1
27,472		Lupin Ltd.	611,463	0.1
37,926		Mahindra & Mahindra Financial Services Ltd.	183,950	0.0
15,175		Mahindra & Mahindra Ltd. GDR	300,846	0.1
30,469		Mahindra & Mahindra Ltd.	603,697	0.1
59,908		Marico Ltd.	272,067	0.0
13,488		Maruti Suzuki India Ltd.	1,249,629	0.2
52,027		Motherson Sumi Systems Ltd.	297,967	0.1
102,117		Adani Ports & Special Economic Zone, Ltd.	534,121	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
3,081		Nestle India Ltd.	$317,029	0.1
206,741		NTPC Ltd.	528,594	0.1
157,848		Oil & Natural Gas Corp., Ltd.	449,750	0.1
10,129		Piramal Enterprises, Ltd.	296,859	0.1
84,438		Power Finance Corp. Ltd.	189,724	0.0
74,569		Reliance Industries Ltd.	1,516,958	0.3
42,031		Reliance Industries Ltd. GDR	1,693,849	0.3
19,154		Shriram Transport Finance Co. Ltd.	317,992	0.1
1,056		Shree Cement Ltd.	277,980	0.1
10,248		Siemens, Ltd.	198,095	0.0
133,996		State Bank of India	605,653	0.1
4,783		State Bank of India Ltd. GDR	213,856	0.0
120,530		Sun Pharmaceutical Industries Ltd.	1,277,375	0.2
59,450		Tata Consultancy Services Ltd.	2,226,338	0.4
3,202		Tata Motors Ltd. ADR	114,151	0.0
177,378		Tata Motors Ltd.	1,272,189	0.2
42,541		Tata Motors Ltd. - A - DVR	184,827	0.0
151,562		Tata Power Co. Ltd.	210,920	0.0
38,963		Tata Steel Ltd.	289,652	0.1
43,730		Tech Mahindra Ltd.	309,270	0.1
38,482		Titan Co., Ltd.	274,321	0.0
9,413		Ultratech Cement Ltd.	577,684	0.1
7,862	@	United Spirits Ltd.	263,435	0.0
44,303		UPL Ltd.	495,997	0.1
129,883		Vedanta Ltd.	550,208	0.1
7,690	L	Wipro Ltd. ADR	78,669	0.0
59,137		Wipro Ltd.	468,406	0.1
39,662		Yes Bank Ltd.	945,270	0.2
72,725		Zee Entertainment Enterprises Ltd.	599,729	0.1
			48,014,858	8.8

		Indonesia: 2.5%
1,810,700		Adaro Energy Tbk PT	237,840	0.0
220,600		AKR Corporindo Tbk PT	103,431	0.0
2,535,500		Astra International Tbk PT	1,641,120	0.3
1,555,600		Bank Central Asia Tbk PT	1,931,509	0.4
377,300		Bank Danamon Indonesia Tbk PT	133,159	0.0
1,165,800		Bank Mandiri Persero TBK PT	1,023,848	0.2
1,385,700		Bank Rakyat Indonesia	1,349,282	0.2
901,900		Bank Negara Indonesia Persero Tbk PT	438,482	0.1
912,100		Bumi Serpong Damai PT	129,006	0.0
970,700		Charoen Pokphand Indonesia Tbk PT	232,997	0.0
57,000		Gudang Garam Tbk PT	280,312	0.1
1,101,200		HM Sampoerna Tbk PT	322,394	0.1
187,500		Indocement Tunggal Prakarsa Tbk PT	233,650	0.0
303,100		Indofood CBP Sukses Makmur TBK PT	185,389	0.0
522,300		Indofood Sukses Makmur Tbk PT	313,638	0.1
295,331		Jasa Marga Persero Tbk PT	102,392	0.0
2,541,300		Kalbe Farma Tbk PT	293,686	0.1
2,363,500		Lippo Karawaci Tbk PT	128,528	0.0
301,300		Matahari Department Store Tbk PT	297,947	0.1
611,600		Media Nusantara Citra Tbk PT	84,874	0.0
1,482,400		Pakuwon Jati Tbk PT	68,389	0.0
1,414,400		Perusahaan Gas Negara PT	268,526	0.1
377,800		Semen Gresik Persero Tbk PT	255,107	0.1
1,393,500		Summarecon Agung Tbk PT	140,135	0.0
707,700		Surya Citra Media Tbk PT	143,432	0.0
6,341,100		Telekomunikasi Indonesia Persero Tbk PT	1,971,098	0.4
292,200		Tower Bersama Infrastructure Tbk PT	119,530	0.0
187,400		Unilever Indonesia Tbk PT	609,308	0.1
212,100		United Tractors Tbk PT	422,190	0.1
611,600		Waskita Karya Persero Tbk PT	108,755	0.0
473,875	@	XL Axiata Tbk PT	108,814	0.0
			13,678,768	2.5

		Malaysia: 2.4%
156,200		AirAsia BHD	110,817	0.0
126,400		Alliance Financial Group Bhd	116,506	0.0
234,700		AMMB Holdings Bhd	246,650	0.1
8,800		Asiatic Development BHD	23,225	0.0
195,500		Astro Malaysia Holdings Bhd	121,042	0.0
346,700		Axiata Group Bhd	396,387	0.1
31,900		Berjaya Sports Toto BHD	20,976	0.0
19,000		British American Tobacco Malaysia Bhd	195,686	0.0
373,200		CIMB Group Holdings Bhd	469,699	0.1
464,442		Dialog Group BHD	185,731	0.0
437,200		Digi.Com BHD	506,798	0.1
158,500		Felda Global Ventures Holdings Bhd	74,847	0.0
232,800		Gamuda BHD	272,550	0.1
276,600		Genting Bhd	599,540	0.1
367,600		Genting Malaysia BHD	452,630	0.1
67,200		HAP Seng Consolidated Bhd	136,450	0.0
67,800		Hartalega Holdings Bhd	75,942	0.0
75,572		Hong Leong Bank BHD	235,012	0.0
27,292		Hong Leong Financial Group Bhd	97,901	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
402,100		IHH Healthcare Bhd	$545,159	0.1
388,000		IJM Corp. Bhd	298,091	0.1
267,100		IOI Corp. Bhd	280,512	0.1
240,040		IOI Properties Group Bhd	112,277	0.0
53,200		Kuala Lumpur Kepong BHD	296,576	0.1
43,200		Lafarge Malaysia Bhd	65,385	0.0
434,200		Malayan Banking BHD	874,872	0.2
98,000		Malaysia Airports Holdings Bhd	153,904	0.0
223,200		Maxis Bhd	324,744	0.1
143,400		MISC Bhd	237,052	0.0
294,700		Petronas Chemicals Group Bhd	512,753	0.1
24,600		Petronas Dagangan BHD	133,352	0.0
85,600		Petronas Gas BHD	382,213	0.1
61,000		PPB Group Bhd	230,740	0.1
345,400		Public Bank BHD	1,552,740	0.3
111,176		RHB Bank Bhd	129,873	0.0
508,300	@	Sapurakencana Petroleum Bhd	209,063	0.0
288,900		Sime Darby Bhd	605,402	0.1
146,000		Telekom Malaysia BHD	211,800	0.0
431,400		Tenaga Nasional BHD	1,336,930	0.3
57,500	@	UMW Holdings Bhd	77,957	0.0
136,300		Westports Holdings Bhd	124,718	0.0
601,000		YTL Corp. Bhd	202,320	0.0
220,995		YTL Power International Bhd	75,904	0.0
			13,312,726	2.4

		Mexico: 3.8%
342,200		Alfa SA de CV	499,896	0.1
4,150,200		America Movil SAB de CV	2,946,022	0.5
51,300		Arca Continental SAB de CV	356,207	0.1
1,768,667	@	Cemex SA de CV	1,602,189	0.3
60,200		Coca-Cola Femsa SAB de CV	431,381	0.1
20,800		El Puerto de Liverpool SAB de CV	162,403	0.0
315,700		Fibra Uno Administracion SA de CV	539,762	0.1
231,700		Fomento Economico Mexicano SAB de CV	2,057,328	0.4
130,100		Gentera SAB de CV	214,862	0.0
26,590		Gruma SA de CV	375,737	0.1
44,400		Grupo Aeroportuario del Pacifico SA de CV	431,188	0.1
25,730		Grupo Aeroportuario del Sureste SA de CV	445,768	0.1
204,000		Grupo Bimbo SAB de CV	507,215	0.1
68,500		Grupo Carso SAB de CV	313,884	0.0
315,300		Grupo Financiero Banorte	1,814,441	0.3
282,100		Grupo Financiero Inbursa SA	467,097	0.1
218,700		Grupo Financiero Santander Mexico SAB de CV	394,594	0.1
80,900	L	Grupo Lala SAB de CV	146,830	0.0
481,400		Grupo Mexico SA de CV Series B	1,444,283	0.3
306,600		Grupo Televisa S.A.	1,588,495	0.3
17,330		Industrias Penoles, S.A. de C.V.	446,166	0.1
45,900		Infraestructura Energetica Nova SAB de CV	219,298	0.0
183,600		Kimberly-Clark de Mexico SA de CV	398,635	0.1
133,650		Mexichem SA de CV	363,995	0.1
100,900		OHL Mexico SAB de CV	142,601	0.0
32,110	@	Promotora y Operadora de Infraestructura SAB de CV	346,685	0.0
10,123		Southern Copper Corp.	363,314	0.1
657,300		Wal-Mart de Mexico SAB de CV	1,516,664	0.3
			20,536,940	3.8

		Peru: 0.3%
23,035		Cia de Minas Buenaventura SAA ADR	277,342	0.0
8,524		Credicorp Ltd.	1,391,969	0.3
			1,669,311	0.3

		Philippines: 1.2%
238,370		Aboitiz Equity Ventures, Inc.	353,695	0.1
189,700		Aboitiz Power Corp.	157,769	0.0
235,300		Alliance Global Group, Inc.	59,452	0.0
30,010		Ayala Corp.	505,327	0.1
894,300		Ayala Land, Inc.	588,856	0.1
89,740		Bank of the Philippine Islands	181,000	0.0
243,179		BDO Unibank, Inc.	569,961	0.1
459,850		DMCI Holdings, Inc.	104,453	0.0
1,114,200		Energy Development Corp.	133,618	0.0
3,895		Globe Telecom, Inc.	157,741	0.0
10,235		GT Capital Holdings, Inc.	233,485	0.1
65,290		International Container Terminal Services, Inc.	116,899	0.0
349,450		JG Summit Holdings, Inc.	566,605	0.1
59,740		Jollibee Foods Corp.	235,073	0.1
1,521,000		Megaworld Corp.	102,423	0.0
1,816,000		Metro Pacific Investments Corp.	217,810	0.1
87,960		Metropolitan Bank & Trust Co.	140,172	0.0
12,435		PLDT, Inc.	407,809	0.1
189,900		Robinsons Land Corp.	86,988	0.0
15,530		Security Bank Corp.	62,512	0.0
29,027		SM Investments Corp.	403,109	0.1
1,024,600		SM Prime Holdings, Inc.	577,779	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: (continued)
112,380		Universal Robina Corp.	$366,183	0.1
			6,328,719	1.2

		Poland: 1.2%
11,579	@	Alior Bank SA	208,628	0.0
3,605		Bank Handlowy w Warszawie	69,633	0.0
79,483	@	Bank Millennium SA	129,275	0.1
19,606		Bank Pekao SA	652,644	0.1
4,172		Bank Zachodni WBK SA	359,982	0.1
3,731		CCC SA	223,748	0.0
22,403	@	Cyfrowy Polsat SA	136,617	0.0
9,397		Eurocash SA	75,598	0.0
11,070	@	Grupa Lotos SA	152,638	0.0
6,012	@	Jastrzebska Spolka Weglowa SA	95,205	0.0
17,346		KGHM Polska Miedz SA	506,097	0.1
170	L	LPP SA	291,137	0.1
1,872	@	mBank SA	176,247	0.0
102,091		PGE Polska Grupa Energetyczna SA	293,233	0.1
40,683		Polski Koncern Naftowy Orlen	1,026,107	0.2
208,281		Polskie Gornictwo Naftowe I Gazownictwo SA	310,779	0.1
109,968	@	Powszechna Kasa Oszczednosci Bank Polski SA	888,827	0.2
69,877		Powszechny Zaklad Ubezpieczen SA	612,786	0.1
70,125		Synthos SA	92,771	0.0
126,682	@	Tauron Polska Energia SA	108,243	0.0
92,106		Orange Polska SA	107,448	0.0
4,921		Grupa Azoty SA	85,745	0.0
			6,603,388	1.2

		Qatar: 0.8%
11,046		Barwa Real Estate Co.	108,305	0.0
24,309		Commercial Bank QSC/The	226,660	0.1
15,926		Doha Bank QSC	137,407	0.0
103,403		Ezdan Holding Group QSC	447,984	0.1
18,557		Industries Qatar QSC	562,796	0.1
44,698		Masraf Al Rayan	517,432	0.1
9,725		Ooredoo QSC	258,009	0.1
3,630		Qatar Electricity & Water Co. QSC	219,329	0.0
32,850		Qatar Gas Transport Co. Ltd.	191,870	0.0
16,624		Qatar Insurance Co. SAQ	320,965	0.1
8,005		Qatar Islamic Bank SAQ	224,908	0.0
28,891		Qatar National Bank	1,159,258	0.2
			4,374,923	0.8

		Romania: 0.1%
29,243		New Europe Property Investments PLC	303,410	0.1

		Russia: 3.6%
319,800	@	Alrosa PJSC	516,922	0.1
1,331,703		Gazprom PJSC	3,029,269	0.6
3,307,000		Inter RAO UES PJSC	235,764	0.0
53,136		Lukoil OAO	2,820,228	0.5
38,277		Magnit PJSC GDR	1,458,707	0.3
6,870		MMC Norilsk Nickel PJSC	1,089,158	0.2
61,841		Mobile TeleSystems PJSC ADR	682,106	0.1
164,765		Moscow Exchange MICEX-RTS PJ	326,398	0.1
11,598		Novatek PJSC GDR	1,446,228	0.3
11,246		PhosAgro OJSC GDR	163,385	0.0
152,836		Rosneft Oil Co. PJSC	879,368	0.2
97,604		Rostelecom PJSC	133,513	0.0
14,181,910		RusHydro PJSC	234,989	0.0
80,311		Sberbank PAO ADR	925,986	0.2
1,027,822	@	Sberbank PAO	2,917,706	0.5
25,771		Severstal PJSC	370,740	0.1
22,489		Sistema PJSC FC GDR	201,277	0.0
873,351		Surgutneftegas OJSC	457,369	0.1
176,905		Tatneft PJSC	1,093,036	0.2
681,827,930		VTB Bank PJSC	802,347	0.1
			19,784,496	3.6

		South Africa: 6.5%
5,924	@	Anglo American Platinum Ltd.	134,956	0.0
50,748		AngloGold Ashanti Ltd.	542,291	0.1
45,614		Aspen Pharmacare Holdings Ltd.	933,233	0.2
52,253	L	Barclays Africa Group Ltd.	543,403	0.1
41,892	L	Bid Corp. Ltd.	808,080	0.1
39,914	L	Bidvest Group Ltd.	457,495	0.1
43,974	@	Brait SE	255,889	0.0
4,817		Capitec Bank Holdings Ltd.	273,464	0.1
28,894		Coronation Fund Managers Ltd.	136,299	0.0
42,947		Discovery Ltd.	412,267	0.1
19,312		Exxaro Resources Ltd.	169,622	0.0
424,608	L	FirstRand Ltd.	1,469,178	0.3
98,050		Fortress Income Fund Ltd.	242,777	0.0
125,291		Fortress Income Fund Ltd. - A	156,798	0.0
25,000		Foschini Group Ltd./The	287,714	0.1
105,989	L	Gold Fields Ltd.	369,332	0.1
260,232	L	Growthpoint Properties Ltd.	501,634	0.1
29,875		Hyprop Investments Ltd.	273,226	0.1
80,801	@	Impala Platinum Holdings Ltd.	272,569	0.1
18,845	L	Imperial Holdings Ltd.	230,924	0.0
32,577		Investec Ltd.	221,903	0.0
13,724	L	Liberty Holdings Ltd.	110,384	0.0
114,393		Life Healthcare Group Holdings Ltd.	246,583	0.0
12,878	L	Massmart Holdings Ltd.	130,707	0.0
120,518		MMI Holdings Ltd.	205,620	0.0
14,756		Mondi Ltd.	351,968	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
29,625		Mr Price Group Ltd.	$352,632	0.1
211,019	L	MTN Group Ltd.	1,917,883	0.4
54,494		Naspers Ltd.	9,389,988	1.7
24,450	L	Nedbank Group Ltd.	439,321	0.1
117,335		Netcare Ltd.	223,863	0.0
47,163	L	Pick n Pay Stores Ltd.	233,894	0.0
16,005		Pioneer Foods Group Ltd.	210,688	0.1
10,293		PSG Group Ltd.	189,202	0.0
76,811		Rand Merchant Investment Holdings Ltd.	236,294	0.0
590,145		Redefine Properties Ltd.	483,812	0.1
66,198	L	Remgro Ltd.	1,015,675	0.2
37,584		Resilient REIT Ltd.	326,881	0.1
86,296	L	RMB Holdings Ltd.	376,650	0.1
175,828	L	Sanlam Ltd.	882,259	0.2
67,647		Sappi Ltd.	458,251	0.1
69,493		Sasol Ltd.	2,037,096	0.4
53,903	L	Shoprite Holdings Ltd.	779,589	0.1
96,301		Sibanye Gold Ltd.	207,917	0.0
24,590		Spar Group Ltd.	319,022	0.1
163,615	L	Standard Bank Group Ltd.	1,754,529	0.3
371,329		Steinhoff International Holdings NV	1,776,301	0.3
30,602		Telkom SA Ltd.	171,141	0.0
20,481		Tiger Brands Ltd.	611,050	0.1
53,462		Truworths International Ltd.	345,129	0.1
44,414		Tsogo Sun Holdings Ltd.	91,252	0.0
45,266		Vodacom Group Pty Ltd.	512,398	0.1
122,893	L	Woolworths Holdings Ltd./South Africa	641,016	0.1
			35,722,049	6.5

		South Korea: 14.2%
4,058		Amorepacific Corp.	1,018,651	0.2
3,428		Amorepacific Group	366,454	0.1
2,376		BGF retail Co. Ltd.	223,160	0.0
34,741		BNK Financial Group, Inc.	285,028	0.1
9,909	@	Celltrion, Inc.	798,355	0.2
8,199		Cheil Worldwide, Inc.	139,337	0.0
1,019		CJ CheilJedang Corp.	321,660	0.1
1,892		CJ Corp.	294,368	0.1
2,476		CJ E&M Corp.	188,177	0.0
939	@	CJ Korea Express Corp.	139,805	0.0
3,690		Daelim Industrial Co., Ltd.	267,004	0.1
15,175	@	Daewoo Engineering & Construction Co., Ltd.	98,367	0.0
22,898		DGB Financial Group, Inc.	221,983	0.0
6,065		Dongbu Insurance Co., Ltd.	347,176	0.1
4,157		Dongsuh Cos, Inc.	110,402	0.0
5,960		Doosan Heavy Industries and Construction Co. Ltd.	127,694	0.0
2,407		E-Mart, Inc.	442,313	0.1
2,234		Hyundai Glovis Co., Ltd.	293,804	0.1
5,734	@	GS Engineering & Construction Corp.	157,430	0.0
6,271		GS Holdings Corp.	331,594	0.1
3,450		GS Retail Co. Ltd.	162,616	0.0
37,298		Hana Financial Group, Inc.	1,230,760	0.2
9,227		Hankook Tire Co. Ltd.	450,001	0.1
714	@	Hanmi Pharm Co. Ltd.	190,855	0.0
1,580	@	Hanmi Science Co. Ltd.	82,488	0.0
21,481		Hanon Systems Corp.	178,382	0.0
1,358		Hanssem Co. Ltd.	267,156	0.1
12,797		Hanwha Chemical Corp.	302,294	0.1
5,883		Hanwha Corp.	188,884	0.0
26,802		Hanwha Life Insurance Co. Ltd.	144,754	0.0
1,929		Lotte Chemical Corp.	639,214	0.1
4,214		Hotel Shilla Co. Ltd.	170,067	0.0
2,545		Hyosung Corp.	308,407	0.1
2,010		Hyundai Department Store Co. Ltd.	181,514	0.0
7,325		Hyundai Development Co-Engineering & Construction	266,462	0.1
8,729		Hyundai Engineering & Construction Co. Ltd.	386,709	0.1
5,201	@	Hyundai Heavy Industries	767,384	0.1
7,553		Hyundai Marine & Fire Insurance Co., Ltd.	236,404	0.0
8,526		Hyundai Mobis Co. Ltd.	1,834,089	0.3
19,468		Hyundai Motor Co.	2,743,660	0.5
9,659		Hyundai Steel Co.	505,809	0.1
2,248		Hyundai Wia Corp.	136,520	0.0
31,076		Industrial Bank Of Korea	338,755	0.1
3,606		Kakao Corp.	268,045	0.1
14,356		Kangwon Land, Inc.	490,704	0.1
49,945		KB Financial Group, Inc.	2,188,913	0.4
748		KCC Corp.	237,041	0.0
2,806		KEPCO Plant Service & Engineering Co. Ltd.	156,622	0.0
32,907		Kia Motors Corp.	1,090,626	0.2
8,230		Korea Aerospace Industries Ltd.	423,901	0.1
32,121		Korea Electric Power Corp.	1,337,048	0.3
3,587	@	Korea Gas Corp.	144,354	0.0
4,582		Korea Investment Holdings Co., Ltd.	193,104	0.0
1,021		Korea Zinc Co., Ltd.	394,729	0.1
5,901	@	Korean Air Lines Co. Ltd.	166,555	0.0
2,853		KT Corp.	81,437	0.0
14,633		KT&G Corp.	1,275,791	0.2
2,381		Kumho Petrochemical Co. Ltd.	167,779	0.0
5,876		LG Chem Ltd.	1,545,026	0.3
11,630		LG Corp.	730,518	0.1
29,103		LG Display Co., Ltd.	788,118	0.2
13,158		LG Electronics, Inc.	799,342	0.2
1,188		LG Household & Health Care Ltd.	861,847	0.2
1,853		LG Innotek Co. Ltd.	226,298	0.0
15,167		LG Uplus Corp.	194,113	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
76		Lotte Chilsung Beverage Co., Ltd.	$96,160	0.0
651		Lotte Confectionery Co. Ltd.	111,984	0.0
1,321		Lotte Shopping Co. Ltd.	256,972	0.1
45,767		Mirae Asset Daewoo Co., Ltd.	370,156	0.1
2,191		NCSoft Corp.	597,541	0.1
16,336		NH Investment & Securities Co., Ltd.	183,384	0.0
3,506		NAVER Corp.	2,680,908	0.5
2,000		OCI Co. Ltd.	151,583	0.0
426		Orion Corp.	255,462	0.1
151		Ottogi Corp.	102,620	0.0
9,053		POSCO	2,351,299	0.4
5,815		Posco Daewoo Corp.	124,054	0.0
2,447		S-1 Corp.	196,331	0.0
1,595	@	Samsung Biologics Co. Ltd.	246,726	0.1
9,439		Samsung C&T Corp.	1,077,101	0.2
4,099		Samsung Card Co.	143,768	0.0
6,784		Samsung Electro-Mechanics Co. Ltd.	421,800	0.1
12,236		Samsung Electronics Co., Ltd.	22,519,323	4.1
4,178		Samsung Fire & Marine Insurance Co. Ltd.	1,001,694	0.2
32,212	@	Samsung Heavy Industries Co., Ltd.	322,848	0.1
8,829		Samsung Life Insurance Co. Ltd.	856,482	0.2
6,857		Samsung SDI Co., Ltd.	846,519	0.2
4,278		Samsung SDS Co. Ltd.	510,762	0.1
7,857		Samsung Securities Co. Ltd.	236,552	0.0
4,132	@	Samsung Techwin Co., Ltd.	173,982	0.0
53,757		Shinhan Financial Group Co., Ltd.	2,239,897	0.4
871		Shinsegae, Inc.	148,762	0.0
5,727		SK C&C Co. Ltd.	1,247,360	0.2
8,153		SK Innovation Co. Ltd.	1,214,854	0.2
72,772		SK Hynix, Inc.	3,286,893	0.6
16,571		SK Networks Co. Ltd.	110,721	0.0
2,460		SK Telecom Co., Ltd.	555,838	0.1
5,577		S-Oil Corp.	501,455	0.1
6,659		Coway Co., Ltd.	573,288	0.1
37,311		Woori Bank	433,443	0.1
1,020		Yuhan Corp.	203,027	0.0
			77,999,406	14.2

		Taiwan: 12.2%
366,462		Acer, Inc.	173,905	0.0
817,486		Advanced Semiconductor Engineering, Inc.	1,047,224	0.2
39,269		Advantech Co. Ltd.	328,732	0.1
302,356		Asia Cement Corp.	305,002	0.1
268,000	@	Asia Pacific Telecom Co. Ltd.	88,055	0.0
88,000		Asustek Computer, Inc.	870,070	0.2
1,065,000		AU Optronics Corp.	414,854	0.1
13,000		Casetek Holdings Ltd.	43,258	0.0
81,000		Catcher Technology Co., Ltd.	800,530	0.2
1,030,611		Cathay Financial Holding Co., Ltd.	1,654,228	0.3
123,128		Chailease Holding Co. Ltd.	287,705	0.1
601,472		Chang Hwa Commercial Bank Ltd.	366,569	0.1
235,650		Cheng Shin Rubber Industry Co. Ltd.	486,908	0.1
61,971		Chicony Electronics Co. Ltd.	158,057	0.0
1,101,439		Innolux Corp.	455,704	0.1
304,000		China Airlines Ltd.	105,690	0.0
1,571,000		China Development Financial Holding Corp.	431,252	0.1
446,163		China Life Insurance Co., Ltd.	441,213	0.1
1,473,535		China Steel Corp.	1,228,675	0.2
2,200,170		CTBC Financial Holding Co. Ltd.	1,359,364	0.3
478,000		Chunghwa Telecom Co., Ltd.	1,623,232	0.3
522,000		Compal Electronics, Inc.	340,585	0.1
243,703		Delta Electronics, Inc.	1,305,236	0.2
975,606		E.Sun Financial Holding Co., Ltd.	593,104	0.1
21,889		Eclat Textile Co. Ltd.	219,403	0.0
253,321		Eva Airways Corp.	134,407	0.0
243,620	@	Evergreen Marine Corp.	114,012	0.0
400,685		Far Eastern New Century Corp.	347,397	0.1
197,000		Far EasTone Telecommunications Co., Ltd.	483,685	0.1
42,312		Feng TAY Enterprise Co., Ltd.	168,609	0.0
1,190,443		First Financial Holding Co., Ltd.	725,818	0.1
405,600		Formosa Chemicals & Fibre Co.	1,261,837	0.2
140,000		Formosa Petrochemical Corp.	489,024	0.1
518,600		Formosa Plastics Corp.	1,546,470	0.3
89,000		Formosa Taffeta Co. Ltd.	95,047	0.0
109,849		Foxconn Technology Co., Ltd.	334,921	0.1
836,000		Fubon Financial Holding Co., Ltd.	1,363,554	0.3
37,000		Giant Manufacturing Co., Ltd.	218,963	0.0
107,300		Highwealth Construction Corp.	188,637	0.0
24,512		Hiwin Technologies Corp.	153,748	0.0
1,948,463		HON HAI Precision Industry Co., Ltd.	5,843,611	1.1
28,000		Hotai Motor Co. Ltd.	327,964	0.1
87,000	@	HTC Corp.	222,190	0.0
879,911		Hua Nan Financial Holdings Co. Ltd.	491,497	0.1
334,000		Inventec Co., Ltd.	250,437	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
12,000		Largan Precision Co. Ltd.	$1,889,999	0.3
261,538		Lite-On Technology Corp.	450,803	0.1
186,820		MediaTek, Inc.	1,323,762	0.2
1,363,826		Mega Financial Holdings Co., Ltd.	1,100,514	0.2
26,850		Merida Industry Co. Ltd.	142,078	0.0
68,000		Micro-Star International Co., Ltd.	158,245	0.0
591,890		Nan Ya Plastics Corp.	1,402,293	0.3
85,000		Nanya Technology Corp.	135,595	0.0
19,000		Nien Made Enterprise Co. Ltd.	177,215	0.0
69,000		Novatek Microelectronics Corp., Ltd.	267,220	0.1
13,000	@	OBI Pharma, Inc.	117,045	0.0
239,000		Pegatron Corp.	707,522	0.1
18,000		Phison Electronics Corp.	161,602	0.0
262,000		POU Chen Corp.	362,609	0.1
88,000		Powertech Technology, Inc.	256,085	0.1
70,000		President Chain Store Corp.	576,661	0.1
336,000		Quanta Computer, Inc.	683,154	0.1
54,760		Realtek Semiconductor Corp.	195,796	0.0
114,360	@	Ruentex Development Co. Ltd.	137,031	0.0
68,081		Ruentex Industries Ltd.	109,497	0.0
1,043,860	@	Shin Kong Financial Holding Co., Ltd.	304,406	0.1
263,000		Siliconware Precision Industries Co. Ltd.	429,121	0.1
1,181,587		SinoPac Financial Holdings Co., Ltd.	368,769	0.1
49,918		Standard Foods Corp.	124,050	0.0
168,800		Synnex Technology International Corp.	181,642	0.0
22,000	@	TaiMed Biologics, Inc.	129,107	0.0
1,029,484		Taishin Financial Holdings Co., Ltd.	429,101	0.1
484,673		Taiwan Business Bank	134,166	0.0
409,000		Taiwan Cement Corp.	489,316	0.1
918,631		Taiwan Cooperative Financial Holding Co. Ltd.	457,230	0.1
90,000		Taiwan Fertilizer Co., Ltd.	124,565	0.0
204,000		Taiwan Mobile Co., Ltd.	749,463	0.1
3,064,000		Taiwan Semiconductor Manufacturing Co., Ltd.	19,213,219	3.5
248,000		Teco Electric and Machinery Co. Ltd.	252,150	0.1
26,000		Transcend Information, Inc.	85,178	0.0
600,209		Uni-President Enterprises Corp.	1,125,238	0.2
1,462,000		United Microelectronics Corp.	586,420	0.1
110,000		Vanguard International Semiconductor Corp.	209,474	0.0
329,731		Wistron Corp.	302,128	0.1
198,000		WPG Holdings Ltd.	248,624	0.0
1,171,586		Yuanta Financial Holding Co., Ltd.	494,202	0.1
105,000		Yulon Motor Co., Ltd.	97,760	0.0
53,000		Zhen Ding Technology Holding Ltd.	124,540	0.0
			66,904,978	12.2

		Thailand: 2.2%
129,100		Advanced Info Service PCL	668,744	0.1
532,800		Airports of Thailand PCL	608,620	0.1
31,000		Bangkok Bank PCL - Foreign Reg	167,876	0.0
458,000		Bangkok Dusit Medical Services PCL	282,569	0.1
939,500		Bangkok Expressway & Metro PCL	207,815	0.0
220,700		Banpu PCL	127,237	0.0
125,500		BEC World PCL	63,549	0.0
113,100		Berli Jucker PCL	153,084	0.0
734,400		BTS Group Holdings PCL	180,615	0.0
48,100	L	Bumrungrad Hospital PCL	256,152	0.1
163,100		Central Pattana PCL	269,389	0.1
328,800		Charoen Pokphand Foods PCL	265,558	0.1
624,600		CP ALL PCL	1,072,159	0.2
59,700		Delta Electronics Thailand PCL	151,999	0.0
18,600		Electricity Generating PCL	115,836	0.0
162,100		Energy Absolute PCL	130,870	0.0
63,400		Glow Energy PCL	152,205	0.0
515,351		Home Product Center PCL	144,700	0.0
191,900		Indorama Ventures PCL	196,847	0.0
1,394,300		IRPC PCL	208,985	0.0
216,100		Kasikornbank PLC	1,189,004	0.2
11,300		KCE Electronics PCL	34,368	0.0
421,900		Krung Thai Bank PCL	250,493	0.1
287,500		Minor International PCL	307,514	0.1
167,500		PTT Exploration & Production PCL	453,375	0.1
255,600		PTT Global Chemical PCL	544,821	0.1
125,400		PTT PCL	1,412,257	0.3
60,200		Robinson Department Store PCL	112,075	0.0
49,700		Siam Cement PCL	780,961	0.1
214,900		Siam Commercial Bank PCL	1,019,464	0.2
110,800		Thai Oil PCL	243,471	0.1
245,100		Thai Union Group PCL	152,674	0.0
1,708,700		TMB Bank PCL	121,319	0.0
1,303,990		True Corp. PCL	258,023	0.1
			12,304,628	2.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: 1.0%
273,971		Akbank TAS	$643,238	0.1
27,638		Anadolu Efes Biracilik Ve Malt Sanayii AS	150,725	0.0
31,083		Arcelik A/S	193,912	0.0
25,700		BIM Birlesik Magazalar AS	395,166	0.1
9,545		Coca-Cola Icecek AS	93,624	0.0
261,447		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	208,619	0.0
168,367		Eregli Demir ve Celik Fabrikalari TAS	273,413	0.1
8,610		Ford Otomotiv Sanayi A/S	84,293	0.0
110,716		Haci Omer Sabanci Holding AS	304,622	0.1
77,824		KOC Holding AS	328,757	0.1
78,441		Petkim Petrokimya Holding	109,461	0.0
19,142		TAV Havalimanlari Holding AS	76,292	0.0
15,791		Tofas Turk Otomobil Fabrikasi AS	118,316	0.0
16,254		Tupras Turkiye Petrol Rafine	403,816	0.1
73,091	@	Turk Hava Yollari	110,016	0.0
49,132		Turk Sise Ve Cam Fabrikalari	56,397	0.0
55,480		Turk Telekomunikasyon AS	90,073	0.0
106,256	@	Turkcell Iletisim Hizmet AS	350,027	0.1
287,391		Turkiye Garanti Bankasi A/S	700,835	0.1
81,371		Turkiye Halk Bankasi AS	232,219	0.1
205,339		Turkiye Is Bankasi	374,756	0.1
88,776		Turkiye Vakiflar Bankasi Tao	130,987	0.0
19,130		Ulker Biskuvi Sanayi AS	97,218	0.0
115,569	@	Yapi Ve Kredi Bankasi	120,778	0.0
			5,647,560	1.0

		United Arab Emirates: 0.8%
243,058		Abu Dhabi Commercial Bank PJSC	450,354	0.1
435,471		Aldar Properties PJSC	268,009	0.1
20,256		DP World Ltd.	435,504	0.1
148,898		Dubai Islamic Bank PJSC	226,901	0.0
177,786	@	DXB Entertainments PJSC	49,321	0.0
268,951		Emaar Malls PJSC	193,524	0.0
446,350		Emaar Properties PJSC	887,737	0.2
219,108		Emirates Telecommunications Group Co. PJSC	1,077,333	0.2
112,532		First Gulf Bank PJSC	395,511	0.1
78,559		National Bank of Abu Dhabi PJSC	219,235	0.0
			4,203,429	0.8

	Total Common Stock
	(Cost $491,839,779)		521,882,304	95.3

PREFERRED STOCK: 4.3%
		Brazil: 3.2%
348,488		Banco Bradesco SA	3,593,302	0.7
19,000		Braskem SA	193,423	0.0
19,200		Cia Brasileira de Distribuicao	369,698	0.1
90,459		Cia Energetica de Minas Gerais	300,509	0.1
11,700		Cia Paranaense de Energia	121,163	0.0
31,500	@	Centrais Eletricas Brasileiras SA	223,879	0.0
113,400		Gerdau SA	394,832	0.1
402,350		Itau Unibanco Holding S.A.	4,883,824	0.9
492,969		Investimentos Itau SA	1,503,818	0.3
90,060		Lojas Americanas SA	470,063	0.1
488,400	@	Petroleo Brasileiro SA	2,273,043	0.4
48,700		Suzano Papel e Celulose SA	206,119	0.0
55,600		Telefonica Brasil SA	826,914	0.1
240,700		Vale SA	2,177,418	0.4
			17,538,005	3.2

		Chile: 0.1%
29,515		Embotelladora Andina SA	114,987	0.0
11,798		Sociedad Quimica y Minera de Chile SA	404,784	0.1
			519,771	0.1

		Colombia: 0.1%
448,041		Grupo Aval Acciones y Valores	182,334	0.1
13,296		Grupo de Inversiones Suramericana SA	176,665	0.0
			358,999	0.1

		Russia: 0.2%
843,023		Surgutneftegas	482,199	0.1
205		Transneft PJSC	631,011	0.1
			1,113,210	0.2

		South Korea: 0.7%
969		Amorepacific Corp.	144,704	0.0
2,405		Hyundai Motor Co.	213,607	0.0
4,451		Hyundai Motor Co.- Series 2	412,123	0.1
240		LG Household & Health Care Ltd.	109,490	0.0
708		LG Chem Ltd.	120,560	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: (continued)
2,168	Samsung Electronics Co., Ltd. - Pref	$3,105,422	0.6
		4,105,906	0.7

	Total Preferred Stock
	(Cost $22,049,912)	23,635,891	4.3

RIGHTS: 0.0%
	Qatar: 0.0%
3,185	@ Doha Bank QSC	5,686	0.0

	South Africa: 0.0%
39,141	@ Life Healthcare Group Holdings Ltd.	13,128	0.0

	Total Rights
	(Cost $–)	18,814	0.0

	Total Long-Term Investments
	(Cost $513,889,691)	545,537,009	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 3.0%
3,954,588	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,954,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,033,681, due 04/01/17-02/20/67)	3,954,588	0.7
3,954,588	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $3,954,855, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,033,680, due 05/11/17-12/01/51)	3,954,588	0.7
832,102	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $832,169, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $848,744, due 03/01/37-02/01/47)	832,102	0.2
3,954,588	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,954,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,033,680, due 04/19/17-02/20/67)	3,954,588	0.7
3,954,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,954,893, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,033,696, due 01/15/19-02/15/46)	3,954,600	0.7
		16,650,466	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
600,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $600,000)	600,000	0.1

	Total Short-Term Investments
	(Cost $17,250,466)	17,250,466	3.1

	Total Investments in Securities (Cost $531,140,157)	$562,787,475	102.7
	Liabilities in Excess of Other Assets	(14,801,530)	(2.7)
	Net Assets	$547,985,945	100.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $563,960,209.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$71,694,902
Gross Unrealized Depreciation	(72,867,636)

Net Unrealized Depreciation	$(1,172,734)

Sector Diversification	Percentage of Net Assets
Financials	24.6%
Information Technology	24.5
Consumer Discretionary	10.0
Materials	7.7
Energy	7.4
Consumer Staples	7.1
Telecommunication Services	5.5
Industrials	5.3
Real Estate	2.6
Utilities	2.6
Health Care	2.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Brazil	$24,593,969	$–	$–	$24,593,969
Chile	6,280,833	–	–	6,280,833
China	33,391,191	113,274,754	78,726	146,744,671
Colombia	2,010,780	–	–	2,010,780
Czech Republic	556,929	373,051	–	929,980
Egypt	697,281	–	–	697,281
Greece	343,567	1,358,103	–	1,701,670
Hungary	–	1,533,531	–	1,533,531
India	3,873,549	44,141,309	–	48,014,858
Indonesia	–	13,678,768	–	13,678,768
Malaysia	2,814,722	10,498,004	–	13,312,726
Mexico	20,536,940	–	–	20,536,940
Peru	1,669,311	–	–	1,669,311
Philippines	692,436	5,636,283	–	6,328,719
Poland	310,225	6,293,163	–	6,603,388
Qatar	2,182,469	2,192,454	–	4,374,923

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Romania	$303,410	$–	$–	$303,410
Russia	1,809,369	17,975,127	–	19,784,496
South Africa	1,493,309	34,228,740	–	35,722,049
South Korea	3,709,105	74,290,301	–	77,999,406
Taiwan	–	66,904,978	–	66,904,978
Thailand	179,385	12,125,243	–	12,304,628
Turkey	–	5,647,560	–	5,647,560
United Arab Emirates	654,739	3,548,690	–	4,203,429
Total Common Stock	108,103,519	413,700,059	78,726	521,882,304
Preferred Stock	19,043,678	4,592,213	–	23,635,891
Rights	13,128	5,686	–	18,814
Short-Term Investments	600,000	16,650,466	–	17,250,466
Total Investments, at fair value	$127,760,325	$434,948,424	$78,726	$562,787,475
Other Financial Instruments+
Futures	63,510	–	–	63,510
Total Assets	$127,823,835	$434,948,424	$78,726	$562,850,985

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $5,133,481 and $9,858,665 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $215,253 transferred from Level 2 to Level 3 due to signficiant unobservable inputs.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	63	06/16/17	$3,028,410	$63,510
			$3,028,410	$63,510

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$63,510
Total Asset Derivatives		$63,510

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Belgium: 3.2%
115,169		Anheuser-Busch InBev SA/NV	$12,619,711	3.2

		Finland: 1.2%
906,277		Nokia OYJ - Finland	4,871,112	1.2

		France: 33.7%
60,389		Air Liquide SA	6,895,160	1.7
323,198		AXA S.A.	8,350,101	2.1
173,739		BNP Paribas	11,561,334	2.9
80,728		Cie de Saint-Gobain	4,141,911	1.1
33,920		Essilor International SA	4,118,278	1.0
310,923		Orange SA	4,827,275	1.2
269,827		Engie SA	3,813,105	1.0
94,927		Danone	6,457,424	1.6
37,918		L'Oreal S.A.	7,293,080	1.9
42,152		LVMH Moet Hennessy Louis Vuitton SE	9,264,719	2.3
55,694		Safran S.A.	4,156,676	1.1
182,661		Sanofi	16,511,743	4.2
92,009		Schneider Electric SE	6,759,807	1.7
125,429		Societe Generale	6,354,922	1.6
381,014		Total S.A.	19,265,425	4.9
15,435	L	Unibail-Rodamco SE	3,599,001	0.9
86,203		Vinci S.A.	6,845,284	1.7
158,578		Vivendi SA	3,076,208	0.8
			133,291,453	33.7

		Germany: 32.1%
30,150		Adidas AG	5,735,514	1.5
70,968		Allianz SE	13,160,795	3.3
142,630		BASF SE	14,122,366	3.6
128,416		Bayer AG	14,795,305	3.7
50,108		Bayerische Motoren Werke AG	4,571,959	1.2
154,771		Daimler AG	11,422,061	2.9
212,014	@	Deutsche Bank AG	3,644,746	0.9
153,277		Deutsche Post AG	5,245,697	1.3
494,011		Deutsche Telekom AG	8,656,400	2.2
310,734		E.ON AG	2,470,377	0.6
63,468		Fresenius SE & Co. KGaA	5,100,050	1.3
25,010		Muenchener Rueckversicherungs-Gesellschaft AG	4,895,780	1.2
154,966		SAP SE	15,203,448	3.8
131,996		Siemens AG	18,079,841	4.6
			127,104,339	32.1

		Ireland: 1.1%
129,325		CRH PLC - Dublin	4,557,315	1.1

		Italy: 4.6%
1,206,186		Enel S.p.A.	5,675,684	1.4
394,482		ENI S.p.A.	6,458,989	1.6
2,232,816		Intesa Sanpaolo SpA - ISP	6,073,513	1.6
			18,208,186	4.6

		Netherlands: 11.3%
58,294		ASML Holding NV	7,735,223	1.9
88,339		Airbus SE	6,736,908	1.7
602,300		ING Groep NV	9,097,330	2.3
144,364		Koninklijke Philips NV	4,637,603	1.2
198,971		Koninklijke Ahold Delhaize NV	4,251,989	1.1
244,284		Unilever NV	12,136,280	3.1
			44,595,333	11.3

		Spain: 10.6%
2,264,477		Banco Santander SA	13,861,613	3.5
1,019,726		Banco Bilbao Vizcaya Argentaria S.A.	7,915,826	2.0
905,558		Iberdrola S.A.	6,470,135	1.6
172,589		Industria de Diseno Textil SA	6,078,011	1.5
692,508		Telefonica S.A.	7,751,494	2.0
			42,077,079	10.6

		Total Common Stock
		(Cost $352,004,856)	387,324,528	97.8

PREFERRED STOCK: 1.1%
		Germany: 1.1%
28,429		Volkswagen AG	4,144,410	1.1

		Total Preferred Stock
		(Cost $4,260,295)	4,144,410	1.1

RIGHTS: 0.1%
		Germany: 0.1%
218,530	@	Deutsche Bank AG	522,208	0.1

		Total Rights
		(Cost $–)	522,208	0.1

		Total Long-Term Investments
		(Cost $356,265,151)	391,991,146	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,000, due 10/15/17-02/15/46)	1,000,000	0.2

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
715,097	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $715,145, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $729,399, due 04/01/17-02/20/67)	$715,097	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.3
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $1,000,074, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.2
		3,715,097	0.9

	Total Short-Term Investments
	(Cost $3,715,097)	3,715,097	0.9

	Total Investments in Securities (Cost $359,980,248)	$395,706,243	99.9
	Assets in Excess of Other Liabilities	257,970	0.1
	Net Assets	$395,964,213	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $375,235,524.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,926,259
Gross Unrealized Depreciation	(23,455,540)

Net Unrealized Appreciation	$20,470,719

Sector Diversification	Percentage of Net Assets
Financials	21.5%
Industrials	14.4
Consumer Discretionary	11.3
Consumer Staples	10.9
Health Care	10.2
Information Technology	6.9
Energy	6.5
Materials	6.4
Telecommunication Services	5.4
Utilities	4.6
Real Estate	0.9
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$12,619,711	$–	$12,619,711
Finland	–	4,871,112	–	4,871,112
France	–	133,291,453	–	133,291,453
Germany	–	127,104,339	–	127,104,339
Ireland	–	4,557,315	–	4,557,315
Italy	–	18,208,186	–	18,208,186
Netherlands	12,136,280	32,459,053	–	44,595,333
Spain	–	42,077,079	–	42,077,079
Total Common Stock	12,136,280	375,188,248	–	387,324,528
Preferred Stock	–	4,144,410	–	4,144,410
Rights	522,208	–	–	522,208
Short-Term Investments	–	3,715,097	–	3,715,097
Total Investments, at fair value	$12,658,488	$383,047,755	$–	$395,706,243
Other Financial Instruments+
Forward Foreign Currency Contracts	–	108,348	–	108,348
Futures	41,425	–	–	41,425
Total Assets	$12,699,913	$383,156,103	$–	$395,856,016
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(97,214)	$–	$(97,214)
Total Liabilities	$–	$(97,214)	$–	$(97,214)

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $13,182,912 and $11,140,907 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	EU Euro	2,800,000	Buy	06/21/17	$2,998,548	$2,998,387	$(161)
Citibank N.A.	EU Euro	2,500,000	Buy	06/21/17	2,698,204	2,677,131	(21,073)
UBS AG	EU Euro	6,400,000	Buy	06/21/17	6,925,510	6,853,456	(72,054)
							$(93,288)

BNP Paribas	EU Euro	1,300,000	Sell	06/21/17	$1,414,371	$1,392,108	$22,263
Brown Brothers Harriman & Co.	EU Euro	900,000	Sell	06/21/17	961,886	963,768	(1,882)
Citibank N.A.	EU Euro	1,200,000	Sell	06/21/17	1,295,458	1,285,022	10,436
Citibank N.A.	EU Euro	2,500,000	Sell	06/21/17	2,727,867	2,677,131	50,736
Citibank N.A.	EU Euro	1,600,000	Sell	06/21/17	1,738,277	1,713,364	24,913
Citibank N.A.	EU Euro	1,000,000	Sell	06/21/17	1,068,809	1,070,853	(2,044)
							$104,422

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	66	06/16/17	$2,412,213	$41,425
			$2,412,213	$41,425

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$108,348
Equity contracts	Futures contracts	41,425
Total Asset Derivatives		$149,773

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$97,214
Total Liability Derivatives		$97,214

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	The Bank of New York Mellon	UBS AG	Totals
Assets:
Forward foreign currency contracts	$22,263	$-	$86,085	$-	$-	$108,348
Total Assets	$22,263	$-	$86,085	$-	$-	$108,348

Liabilities:
Forward foreign currency contracts	$-	$1,882	$23,117	$161	$72,054	$97,214
Total Liabilities	$-	$1,882	$23,117	$161	$72,054	$97,214

Net OTC derivative instruments by counterparty, at fair value	$22,263	$(1,882)	$62,968	$(161)	$(72,054)	$11,134

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$22,263	$(1,882)	$62,968	$(161)	$(72,054)	$11,134

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Germany: 0.3%
56,725		TUI AG	$785,541	0.3

		Ireland: 1.0%
10,619		DCC PLC	934,814	0.3
9,861		Paddy Power Betfair PLC	1,063,221	0.4
28,240		Smurfit Kappa Group PLC	752,578	0.3
			2,750,613	1.0

		Mexico: 0.1%
20,401		Fresnillo PLC	397,500	0.1

		Netherlands: 9.3%
533,087		Royal Dutch Shell PLC - Class A	14,051,222	4.9
450,827		Royal Dutch Shell PLC - Class B	12,392,947	4.4
			26,444,169	9.3

		Switzerland: 2.8%
23,510		Coca-Cola HBC AG	606,936	0.2
1,403,428	@	Glencore PLC	5,506,408	1.9
30,359		Wolseley PLC	1,911,444	0.7
			8,024,788	2.8

		United Arab Emirates: 0.1%
47,032		Mediclinic International PLC	420,075	0.1

		United Kingdom: 84.5%
115,985		3i Group PLC	1,088,988	0.4
24,097		Admiral Group PLC	600,422	0.2
157,279	@	Anglo American PLC	2,403,060	0.9
42,719		Antofagasta PLC	446,013	0.2
60,583		Ashtead Group PLC	1,254,022	0.4
41,945		Associated British Foods PLC	1,370,160	0.5
151,895		AstraZeneca PLC	9,339,554	3.3
486,935		Aviva PLC	3,249,342	1.1
60,448		Babcock International Group	667,923	0.2
380,700		BAE Systems PLC	3,063,941	1.1
2,035,992		Barclays PLC	5,747,148	2.0
121,158		Barratt Developments PLC	829,934	0.3
254,220		BHP Billiton PLC	3,921,060	1.4
2,297,014		BP PLC	13,221,853	4.6
224,363		British American Tobacco PLC	14,885,567	5.2
123,284		British Land Co. PLC	942,391	0.3
1,007,227		BT Group PLC	4,021,971	1.4
40,387		Bunzl PLC	1,173,865	0.4
53,326		Burberry Group PLC	1,150,810	0.4
106,015		Intu Properties PLC	370,898	0.1
21,965		Carnival PLC	1,258,982	0.4
660,666		Centrica PLC	1,798,982	0.6
198,320		Compass Group PLC	3,744,315	1.3
77,514	#,@	ConvaTec Group PLC	270,957	0.1
99,828		CRH PLC - London	3,515,854	1.2
15,667		Croda International PLC	699,787	0.3
303,166		Diageo PLC	8,681,201	3.1
165,503		Direct Line Insurance Group PLC	720,075	0.3
29,904		easyJet PLC	384,468	0.1
113,534		Experian PLC	2,316,231	0.8
206,268		GKN PLC	939,501	0.3
591,041		GlaxoSmithKline PLC	12,289,454	4.3
95,473		Hammerson PLC	682,666	0.2
29,117		Hargreaves Lansdown PLC	474,291	0.2
16,712		Hikma Pharmaceuticals PLC	415,113	0.2
2,413,644		HSBC Holdings PLC	19,687,687	6.9
115,963		Imperial Brands PLC	5,619,980	2.0
99,182		Informa PLC	810,697	0.3
23,712		InterContinental Hotels Group PLC	1,161,386	0.4
204,185		International Consolidated Airlines Group SA	1,353,200	0.5
19,349		Intertek Group PLC	952,409	0.3
450,603		ITV PLC	1,236,978	0.4
201,298		J Sainsbury PLC	666,734	0.2
23,295		Johnson Matthey PLC	898,767	0.3
271,474		Kingfisher PLC	1,110,759	0.4
94,691		Land Securities Group PLC	1,257,612	0.4
714,707		Legal & General Group PLC	2,213,042	0.8
8,132,157		Lloyds Banking Group Plc	6,763,348	2.4
37,948		London Stock Exchange Group PLC	1,509,737	0.5
195,131		Marks & Spencer Group PLC	824,207	0.3
85,414	#	Merlin Entertainments PLC	513,426	0.2
26,699		Micro Focus International PLC	761,570	0.3
44,204		Mondi PLC	1,068,026	0.4
454,021		National Grid PLC	5,760,287	2.0
17,022		Next PLC	920,835	0.3
588,250		Old Mutual PLC	1,480,431	0.5
98,895		Pearson PLC	843,262	0.3
36,816		Persimmon PLC	965,925	0.3
17,772		Provident Financial PLC	667,763	0.2
310,434		Prudential PLC	6,557,377	2.3
11,175		Randgold Resources Ltd.	976,472	0.4
75,683		Reckitt Benckiser Group PLC	6,909,213	2.4
130,204		Relx PLC	2,549,149	0.9
220,128		Rentokil Initial Plc	680,800	0.2
145,542		Rio Tinto PLC	5,860,626	2.1
199,173		Rolls-Royce Holdings PLC	1,881,595	0.7
398,469	@	Royal Bank of Scotland Group PLC	1,208,254	0.4
109,533		Royal Mail PLC	583,376	0.2
122,244		RSA Insurance Group PLC	897,746	0.3

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
129,637	Sage Group PLC	$1,024,058	0.4
13,603	Schroders PLC	516,256	0.2
122,391	SSE PLC	2,261,913	0.8
28,311	Severn Trent PLC	844,489	0.3
108,353	Shire PLC	6,313,401	2.2
126,216	Sky PLC	1,543,593	0.5
106,479	Smith & Nephew PLC	1,621,224	0.6
47,188	Smiths Group PLC	958,785	0.3
62,384	St. James's Place PLC	830,388	0.3
323,081	@ Standard Chartered PLC	3,090,239	1.1
237,785	Standard Life PLC	1,057,274	0.4
392,962	Taylor Wimpey PLC	950,488	0.3
977,726	@ Tesco PLC	2,275,519	0.8
145,215	Unilever PLC	7,163,042	2.5
82,065	United Utilities Group PLC	1,021,787	0.4
3,197,667	Vodafone Group PLC	8,333,057	2.9
21,963	Whitbread PLC	1,089,793	0.4
260,517	WM Morrison Supermarkets PLC	783,967	0.3
226,287	# Worldpay Group PLC	836,632	0.3
153,970	WPP PLC	3,374,873	1.2
		240,984,253	84.5

	Total Common Stock
	(Cost $275,100,648)	279,806,939	98.1

MUTUAL FUNDS: 0.3%
	United Kingdom: 0.3%
161,912	Scottish Mortgage Investment Trust PLC	742,339	0.3

	Total Mutual Funds
	(Cost $729,788)	742,339	0.3

	Total Investments in Securities (Cost $275,830,436)	$280,549,278	98.4
	Assets in Excess of Other Liabilities	4,646,899	1.6
	Net Assets	$285,196,177	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $283,670,511.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$33,998,059
Gross Unrealized Depreciation	(37,119,292)

Net Unrealized Depreciation	$(3,121,233)

Sector Diversification	Percentage of Net Assets
Financials	20.5%
Consumer Staples	17.2
Energy	13.9
Health Care	10.8
Materials	9.5
Consumer Discretionary	8.7
Industrials	7.1
Telecommunication Services	4.3
Utilities	4.1
Information Technology	1.0
Real Estate	1.0
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Germany	$–	$785,541	$–	$785,541
Ireland	–	2,750,613	–	2,750,613
Mexico	–	397,500	–	397,500
Netherlands	–	26,444,169	–	26,444,169
Switzerland	–	8,024,788	–	8,024,788
United Arab Emirates	–	420,075	–	420,075
United Kingdom	270,957	240,713,296	–	240,984,253
Total Common Stock	270,957	279,535,982	–	279,806,939
Mutual Funds	–	742,339	–	742,339
Total Investments, at fair value	$270,957	$280,278,321	$–	$280,549,278
Other Financial Instruments+
Forward Foreign Currency Contracts	–	89,621	–	89,621
Futures	9,231	–	–	9,231
Total Assets	$280,188	$280,367,942	$–	$280,648,130
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(50,225)	$–	$(50,225)
Total Liabilities	$–	$(50,225)	$–	$(50,225)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	British Pound	4,000,000	Buy	06/21/17	$5,003,317	$5,021,228	$17,911
Citibank N.A.	British Pound	1,500,000	Buy	06/21/17	1,837,267	1,882,961	45,694
Goldman Sachs & Co.	British Pound	1,700,000	Buy	06/21/17	2,109,003	2,134,022	25,019
							$88,624

The Bank of New York Mellon	British Pound	800,000	Sell	06/21/17	$1,000,866	$1,004,246	$(3,380)
The Bank of New York Mellon	British Pound	600,000	Sell	06/21/17	731,703	753,185	(21,482)
Brown Brothers Harriman & Co.	British Pound	400,000	Sell	06/21/17	489,823	502,122	(12,299)
Citibank N.A.	British Pound	800,000	Sell	06/21/17	994,868	1,004,246	(9,378)
Citibank N.A.	British Pound	1,000,000	Sell	06/21/17	1,256,304	1,255,307	997
Citibank N.A.	British Pound	1,100,000	Sell	06/21/17	1,377,151	1,380,837	(3,686)
							$(49,228)

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	55	06/16/17	$5,013,500	$9,231
			$5,013,500	$9,231

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$89,621
Equity contracts	Futures contracts	9,231
Total Asset Derivatives		$98,852

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$50,225
Total Liability Derivatives		$50,225

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs & Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$-	$64,602	$25,019	$-	$89,621
Total Assets	$-	$64,602	$25,019	$-	$89,621

Liabilities:
Forward foreign currency contracts	$12,299	$13,064	$-	$24,862	$50,225
Total Liabilities	$12,299	$13,064	$-	$24,862	$50,225

Net OTC derivative instruments by counterparty, at fair value	$(12,299)	$51,538	$25,019	$(24,862)	$39,396

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(12,299)	$51,538	$25,019	$(24,862)	$39,396

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.2%
	Consumer Discretionary: 11.6%
20,005	@ Amazon.com, Inc.	$17,735,233	2.5
266,773	Coach, Inc.	11,025,728	1.6
44,869	LVMH Moet Hennessy Louis Vuitton SE	9,861,897	1.4
86,659	McDonald's Corp.	11,231,873	1.6
747,746	Panasonic Corp.	8,462,399	1.2
85,533	Renault S.A.	7,430,471	1.0
147,693	Starbucks Corp.	8,623,794	1.2
40,755	Vail Resorts, Inc.	7,820,884	1.1
		82,192,279	11.6

	Consumer Staples: 9.1%
90,881	Campbell Soup Co.	5,202,029	0.8
213,452	Coca-Cola Co.	9,058,903	1.3
345,644	Diageo PLC	9,897,565	1.4
110,214	Kraft Heinz Co.	10,008,533	1.4
195,870	Nestle S.A.	15,033,369	2.1
132,576	Philip Morris International, Inc.	14,967,830	2.1
		64,168,229	9.1

	Energy: 6.4%
221,187	Canadian Natural Resources Ltd.	7,252,722	1.0
82,879	Chevron Corp.	8,898,718	1.3
214,051	Plains GP Holdings L.P.	6,691,234	1.0
264,604	Royal Dutch Shell PLC - Class A ADR	13,952,569	2.0
103,279	Schlumberger Ltd.	8,066,090	1.1
		44,861,333	6.4

	Financials: 17.4%
1,465,009	AIA Group Ltd.	9,247,074	1.3
534,598	Bank of America Corp.	12,611,167	1.8
72,141	Chubb Ltd.	9,829,211	1.4
302,700	Dai-ichi Life Holdings, Inc.	5,418,146	0.8
332,341	Danske Bank A/S	11,331,474	1.6
92,738	Discover Financial Services	6,342,352	0.9
658,977	ING Groep NV	9,953,398	1.4
1,866,580	Insurance Australia Group Ltd.	8,624,790	1.2
196,197	JPMorgan Chase & Co.	17,233,945	2.4
517,636	Keycorp	9,203,568	1.3
188,281	Lazard Ltd.	8,659,043	1.2
161,324	Societe Generale	8,173,559	1.2
276,925	Yes Bank Ltd.	6,599,991	0.9
		123,227,718	17.4

	Health Care: 10.6%
169,372	AstraZeneca PLC	10,414,161	1.5
95,202	Medtronic PLC	7,669,473	1.1
143,535	Merck & Co., Inc.	9,120,214	1.3
162,301	Novartis AG	12,052,077	1.7
51,658	Roche Holding AG	13,210,691	1.8
54,685	Shire PLC ADR	9,527,768	1.4
78,717	UnitedHealth Group, Inc.	12,910,375	1.8
		74,904,759	10.6

	Industrials: 10.1%
131,715	Deere & Co.	14,338,495	2.0
73,799	General Dynamics Corp.	13,815,173	2.0
482,225	LIXIL Group Corp.	12,256,061	1.7
443,515	Mitsubishi Corp.	9,612,115	1.4
89,267	Siemens AG	12,227,137	1.7
638,798	Volvo AB - B Shares	9,423,546	1.3
		71,672,527	10.1

	Information Technology: 16.0%
163,710	Apple, Inc.	23,518,579	3.3
494,285	Cisco Systems, Inc.	16,706,833	2.4
109,127	Microchip Technology, Inc.	8,051,390	1.1
361,260	Microsoft Corp.	23,792,584	3.4
258,272	Oracle Corp.	11,521,514	1.6
198,031	Qualcomm, Inc.	11,355,097	1.6
81,700	Rohm Co., Ltd.	5,439,174	0.8
387,773	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,734,465	1.8
		113,119,636	16.0

	Materials: 5.1%
98,200	BASF SE	9,723,174	1.4
162,319	Dow Chemical Co.	10,313,749	1.5
141,540	Nucor Corp.	8,452,769	1.2
83,000	Shin-Etsu Chemical Co., Ltd.	7,214,306	1.0
		35,703,998	5.1

	Real Estate: 2.7%
83,546	Crown Castle International Corp.	7,890,920	1.1
109,130	Highwoods Properties, Inc.	5,361,557	0.8
54,286	Mid-America Apartment Communities, Inc.	5,523,057	0.8
		18,775,534	2.7

	Telecommunication Services: 3.2%
1,047,469	China Mobile Ltd.	11,519,545	1.7
693,712	Orange SA	10,770,315	1.5
		22,289,860	3.2

	Utilities: 3.0%
1,211,451	Enel S.p.A.	5,700,459	0.8
274,609	Gas Natural SDG S.A.	6,006,753	0.9
73,082	NextEra Energy, Inc.	9,381,536	1.3
		21,088,748	3.0

	Total Common Stock
	(Cost $591,252,989)	672,004,621	95.2

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Mutual Funds: 4.1%
29,168,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $29,168,000)	$29,168,000	4.1

	Total Short-Term Investments
	(Cost $29,168,000)	29,168,000	4.1

	Total Investments in Securities (Cost $620,420,989)	$701,172,621	99.3
	Assets in Excess of Other Liabilities	5,027,726	0.7
	Net Assets	$706,200,347	100.0

††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $621,503,898.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,586,675
Gross Unrealized Depreciation	(6,917,952)

Net Unrealized Appreciation	$79,668,723

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,437,512	$25,754,767	$–	$82,192,279
Consumer Staples	39,237,295	24,930,934	–	64,168,229
Energy	44,861,333	–	–	44,861,333
Financials	63,879,286	59,348,432	–	123,227,718
Health Care	39,227,830	35,676,929	–	74,904,759
Industrials	28,153,668	43,518,859	–	71,672,527
Information Technology	107,680,462	5,439,174	–	113,119,636
Materials	18,766,518	16,937,480	–	35,703,998
Real Estate	18,775,534	–	–	18,775,534
Telecommunication Services	–	22,289,860	–	22,289,860
Utilities	9,381,536	11,707,212	–	21,088,748
Total Common Stock	426,400,974	245,603,647	–	672,004,621
Short-Term Investments	29,168,000	–	–	29,168,000
Total Investments, at fair value	$455,568,974	$245,603,647	$–	$701,172,621
Other Financial Instruments+
Futures	571,593	–	–	571,593
Total Assets	$456,140,567	$245,603,647	$–	$701,744,214

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Global Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	567	06/16/17	$27,255,690	$571,593
			$27,255,690	$571,593

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$571,593
Total Asset Derivatives		$571,593

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	China: 55.5%
69,000	AAC Technologies Holdings, Inc.	$807,924	0.8
7,398,746	Bank of China Ltd.	3,679,260	3.8
818,451	Bank of Communications Co., Ltd.	637,095	0.7
627,000	Belle International Holdings Ltd.	407,807	0.4
344,129	BOC Hong Kong Holdings Ltd.	1,406,566	1.4
10,081,107	China Construction Bank	8,122,426	8.4
692,911	China Life Insurance Co., Ltd.	2,119,981	2.2
254,000	China Mengniu Dairy Co., Ltd.	526,698	0.5
123,436	China Merchants Port Holdings Co. Ltd	361,550	0.4
572,601	China Mobile Ltd.	6,297,182	6.5
356,991	China Overseas Land & Investment Ltd.	1,020,268	1.1
2,376,438	China Petroleum & Chemical Corp.	1,934,341	2.0
179,654	China Resources Power Holdings Co.	324,329	0.3
258,444	China Resources Land Ltd.	699,000	0.7
317,341	China Shenhua Energy Co., Ltd.	738,369	0.8
559,110	China Unicom Hong Kong Ltd.	750,954	0.8
543,811	Citic Pacific Ltd.	776,103	0.8
1,663,714	CNOOC Ltd.	1,988,674	2.1
495,000	Geely Automobile Holdings Ltd.	758,616	0.8
67,500	Hengan International Group Co., Ltd.	502,329	0.5
6,875,340	Industrial & Commercial Bank of China	4,498,867	4.6
304,000	Kunlun Energy Co. Ltd.	281,695	0.3
680,000	Lenovo Group Ltd.	448,260	0.5
1,966,604	PetroChina Co., Ltd.	1,440,694	1.5
485,432	Ping An Insurance Group Co. of China Ltd.	2,720,581	2.8
349,675	Tencent Holdings Ltd.	10,073,969	10.4
588,000	Want Want China Holdings Ltd.	407,212	0.4
		53,730,750	55.5

	Hong Kong: 31.5%
1,123,000	AIA Group Ltd.	7,088,328	7.3
137,984	Bank of East Asia Ltd.	570,887	0.6
91,818	Cathay Pacific Airways Ltd.	133,296	0.1
62,000	Cheung Kong Infrastructure Holdings Ltd.	486,902	0.5
249,536	Cheung Kong Property Holdings Ltd.	1,683,327	1.7
251,536	CK Hutchison Holdings Ltd.	3,096,894	3.2
176,431	CLP Holdings Ltd.	1,846,964	1.9
219,000	Galaxy Entertainment Group Ltd.	1,199,497	1.2
189,706	Hang Lung Properties Ltd.	493,174	0.5
71,043	Hang Seng Bank Ltd.	1,441,212	1.5
101,189	Henderson Land Development Co., Ltd.	627,433	0.7
710,517	Hong Kong & China Gas	1,421,536	1.5
108,541	Hong Kong Exchanges and Clearing Ltd.	2,738,919	2.8
129,322	Power Assets Holdings Ltd.	1,115,508	1.2
207,500	Link REIT	1,454,317	1.5
138,143	MTR Corp.	776,145	0.8
523,100	New World Development Ltd.	644,551	0.7
289,265	Sino Land Co.	507,268	0.5
121,555	Sun Hung Kai Properties Ltd.	1,786,890	1.8
46,591	Swire Pacific Ltd.	465,690	0.5
113,637	Wharf Holdings Ltd.	976,600	1.0
		30,555,338	31.5

	Macau: 1.1%
226,400	Sands China Ltd.	1,049,498	1.1

	United Kingdom: 9.8%
1,158,428	HSBC Holdings PLC	9,462,374	9.8

	Total Common Stock
	(Cost $70,667,582)	94,797,960	97.9

	Assets in Excess of Other Liabilities	1,998,293	2.1
	Net Assets	$96,796,253	100.0

Cost for federal income tax purposes is $73,396,712.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,156,782
Gross Unrealized Depreciation	(3,755,534)

Net Unrealized Appreciation	$21,401,248

Sector Diversification	Percentage of Net Assets
Financials	45.9%
Information Technology	11.7
Real Estate	10.7
Telecommunication Services	7.3
Energy	6.7
Utilities	5.4
Industrials	5.3
Consumer Discretionary	3.5
Consumer Staples	1.4
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
China	$–	$53,730,750	$–	$53,730,750
Hong Kong	–	30,555,338	–	30,555,338
Macau	–	1,049,498	–	1,049,498
United Kingdom	–	9,462,374	–	9,462,374
Total Common Stock	–	94,797,960	–	94,797,960
Total Investments, at fair value	$–	$94,797,960	$–	$94,797,960
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,098	–	1,098
Total Assets	$–	$94,799,058	$–	$94,799,058
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,334)	$–	$(1,334)
Futures	(24,988)	–	–	(24,988)
Total Liabilities	$(24,988)	$(1,334)	$–	$(26,322)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	Hong Kong Sar Dollar	4,000,000	Buy	06/21/17	$515,953	$515,561	$(392)
JPMorgan Chase Bank N.A.	Hong Kong Sar Dollar	10,000,000	Buy	06/21/17	1,289,650	1,288,901	(749)
Morgan Stanley Capital Services LLC	Hong Kong Sar Dollar	3,500,000	Buy	06/21/17	451,309	451,116	(193)
							$(1,334)

Brown Brothers Harriman & Co.	Hong Kong Sar Dollar	4,100,000	Sell	06/21/17	$528,890	$528,449	$441
JPMorgan Chase Bank N.A.	Hong Kong Sar Dollar	4,700,000	Sell	06/21/17	606,010	605,784	226
JPMorgan Chase Bank N.A.	Hong Kong Sar Dollar	6,000,000	Sell	06/21/17	773,772	773,341	431
							$1,098

At March 31, 2017, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	18	04/27/17	$2,794,557	$(24,988)
			$2,794,557	$(24,988)

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,098
Total Asset Derivatives		$1,098

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,334
Equity contracts	Futures contracts	24,988
Total Liability Derivatives		$26,322

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Brown Brothers Harriman & Co.	Citibank N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$441	$-	$657	$-	$1,098
Total Assets	$441	$-	$657	$-	$1,098

Liabilities:
Forward foreign currency contracts	$-	$392	$749	$193	$1,334
Total Liabilities	$-	$392	$749	$193	$1,334

Net OTC derivative instruments by counterparty, at fair value	$441	$(392)	$(92)	$(193)	$(236)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$441	$(392)	$(92)	$(193)	$(236)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.2%
19,033	@	Amazon.com, Inc.	$16,873,516	2.1
93,908		Best Buy Co., Inc.	4,615,578	0.6
56,379	@	Burlington Stores, Inc.	5,485,113	0.7
96,539		Coach, Inc.	3,989,957	0.5
342,425		Comcast Corp. – Class A	12,871,756	1.6
33,342		Darden Restaurants, Inc.	2,789,725	0.3
37,126	@	Discovery Communications, Inc. - Class A	1,079,995	0.1
81,528		Foot Locker, Inc.	6,099,110	0.7
87,275		Home Depot, Inc.	12,814,588	1.6
250,337		Interpublic Group of Cos., Inc.	6,150,780	0.8
51,527		Marriott International, Inc.	4,852,813	0.6
78,618		McDonald's Corp.	10,189,679	1.2
68,058	@	Michael Kors Holdings Ltd.	2,593,690	0.3
54,154	L	Nordstrom, Inc.	2,521,952	0.3
80,872		Ross Stores, Inc.	5,327,039	0.7
7,209		Walt Disney Co.	817,428	0.1
			99,072,719	12.2

		Consumer Staples: 9.4%
55,582		Archer-Daniels-Midland Co.	2,558,995	0.3
91,909		Campbell Soup Co.	5,260,871	0.6
124,186		Church & Dwight Co., Inc.	6,193,156	0.8
28,387		Coca-Cola Co.	1,204,744	0.2
29,929		JM Smucker Co.	3,923,093	0.5
88,544		Kraft Heinz Co.	8,040,681	1.0
110,473		PepsiCo, Inc.	12,357,510	1.5
104,859		Philip Morris International, Inc.	11,838,581	1.5
35,867		Procter & Gamble Co.	3,222,650	0.4
123,824		Sysco Corp.	6,428,942	0.8
70,064		Tyson Foods, Inc.	4,323,649	0.5
146,283		Wal-Mart Stores, Inc.	10,544,079	1.3
			75,896,951	9.4

		Energy: 6.1%
43,726		Anadarko Petroleum Corp.	2,711,012	0.3
109,952		Canadian Natural Resources Ltd.	3,605,326	0.5
122,781		Chevron Corp.	13,182,996	1.6
45,178		EQT Corp.	2,760,376	0.3
100,489		Exxon Mobil Corp.	8,241,103	1.0
118,140		Noble Energy, Inc.	4,056,927	0.5
77,286		Royal Dutch Shell PLC - Class A ADR	4,075,291	0.5
129,298	@	Southwestern Energy Co.	1,056,364	0.1
41,213		Tesoro Corp.	3,340,726	0.4
103,196		Valero Energy Corp.	6,840,863	0.9
			49,870,984	6.1

		Financials: 14.0%
66,366		Aflac, Inc.	4,806,226	0.6
82,029		American Express Co.	6,489,314	0.8
35,944		Aon PLC	4,266,193	0.5
569,021		Bank of America Corp.	13,423,206	1.7
40,372	@	Berkshire Hathaway, Inc. – Class B	6,729,205	0.8
126,832		Citigroup, Inc.	7,587,090	0.9
169,393		Citizens Financial Group, Inc.	5,852,528	0.7
99,367		Discover Financial Services	6,795,709	0.8
54,788		Intercontinental Exchange, Inc.	3,280,158	0.4
210,363		JPMorgan Chase & Co.	18,478,286	2.3
130,664		Lazard Ltd.	6,009,237	0.8
65,429		Lincoln National Corp.	4,282,328	0.5
301,250		Navient Corp.	4,446,450	0.6
54,939		Prudential Financial, Inc.	5,860,893	0.7
130,666		Synchrony Financial	4,481,844	0.6
68,380		Unum Group	3,206,338	0.4
135,070		Wells Fargo & Co.	7,517,996	0.9
			113,513,001	14.0

		Health Care: 13.4%
26,929		AbbVie, Inc.	1,754,694	0.2
44,044		Amgen, Inc.	7,226,299	0.9
13,690		Anthem, Inc.	2,264,052	0.3
28,054	@	Biogen, Inc.	7,670,525	0.9
273,596	@	Boston Scientific Corp.	6,804,332	0.8
61,397	@	Centene Corp.	4,375,150	0.5
85,756	@	Express Scripts Holding Co.	5,652,178	0.7
107,311		Gilead Sciences, Inc.	7,288,563	0.9
23,735		Humana, Inc.	4,892,733	0.6
2,219	@	Intuitive Surgical, Inc.	1,700,797	0.2
154,079		Johnson & Johnson	19,190,539	2.4
60,773	@	Mallinckrodt PLC - W/I	2,708,653	0.3
19,409		Medtronic PLC	1,563,589	0.2
199,970		Merck & Co., Inc.	12,706,094	1.6
228,017		Pfizer, Inc.	7,800,461	1.0
72,259		UnitedHealth Group, Inc.	11,851,199	1.5
65,092		Zoetis, Inc.	3,473,960	0.4
			108,923,818	13.4

		Industrials: 9.8%
43,562		Boeing Co.	7,704,375	0.9
46,020		Cummins, Inc.	6,958,224	0.9
126,629		Delta Air Lines, Inc.	5,819,869	0.7
114,434		Fortive Corp.	6,891,216	0.8
155,766		General Electric Co.	4,641,827	0.6
84,764		Ingersoll-Rand PLC - Class A	6,893,008	0.9
22,225		L3 Technologies, Inc.	3,673,570	0.5
182,405		Masco Corp.	6,199,946	0.8
31,947		Northrop Grumman Corp.	7,598,274	0.9
172,642	@	Quanta Services, Inc.	6,406,745	0.8
48,839		Stanley Black & Decker, Inc.	6,489,238	0.8

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
28,078	@	United Continental Holdings, Inc.	$1,983,430	0.2
7,196	@	United Rentals, Inc.	899,860	0.1
96,991		Waste Management, Inc.	7,072,584	0.9
			79,232,166	9.8

		Information Technology: 22.4%
104,293		Activision Blizzard, Inc.	5,200,049	0.6
16,429	@	Alphabet, Inc. - Class A	13,928,506	1.7
245,320		Apple, Inc.	35,242,671	4.4
174,665		Applied Materials, Inc.	6,794,469	0.8
377,616		Cisco Systems, Inc.	12,763,421	1.6
50,952	@	Citrix Systems, Inc.	4,248,887	0.5
143,456		CSRA, Inc.	4,201,826	0.5
79,451	@	Electronic Arts, Inc.	7,112,454	0.9
24,851	@	F5 Networks, Inc.	3,543,007	0.4
65,865	@	Facebook, Inc.	9,356,123	1.2
283,558		HP, Inc.	5,070,017	0.6
12,237		International Business Machines Corp.	2,130,951	0.3
277,703		Intel Corp.	10,016,747	1.2
397,371		Microsoft Corp.	26,170,854	3.2
141,886		Oracle Corp.	6,329,535	0.8
70,801		Paychex, Inc.	4,170,179	0.5
33,022		Qualcomm, Inc.	1,893,482	0.2
76,418	@	Red Hat, Inc.	6,610,157	0.8
108,411		Texas Instruments, Inc.	8,733,590	1.1
10,044		Visa, Inc. - Class A	892,610	0.1
66,308	@,L	VMware, Inc.	6,109,619	0.8
19,378		Western Digital Corp.	1,599,266	0.2
			182,118,420	22.4

		Materials: 2.7%
78,970	@	Berry Plastics Group, Inc.	3,835,573	0.5
46,178	@	Crown Holdings, Inc.	2,445,125	0.3
139,145		Dow Chemical Co.	8,841,273	1.1
22,802		Eastman Chemical Co.	1,842,402	0.2
55,168		LyondellBasell Industries NV - Class A	5,030,770	0.6
			21,995,143	2.7

		Real Estate: 3.1%
13,693		Crown Castle International Corp.	1,293,304	0.2
19,920		Equity Lifestyle Properties, Inc.	1,535,035	0.2
181,052		Gaming and Leisure Properties, Inc.	6,050,758	0.7
252,503		Host Hotels & Resorts, Inc.	4,711,706	0.6
59,428		ProLogis, Inc.	3,083,125	0.4
32,676		Simon Property Group, Inc.	5,621,252	0.7
26,121		SL Green Realty Corp.	2,785,021	0.3
			25,080,201	3.1

		Telecommunication Services: 2.0%
339,284		AT&T, Inc.	14,097,250	1.7
41,542		Verizon Communications, Inc.	2,025,173	0.3
			16,122,423	2.0

		Utilities: 3.5%
42,795		Ameren Corp.	2,336,179	0.3
159,459		Centerpoint Energy, Inc.	4,396,285	0.5
62,516		Edison International	4,976,899	0.6
148,283		Exelon Corp.	5,335,222	0.7
28,216		FirstEnergy Corp.	897,833	0.1
61,552		NextEra Energy, Inc.	7,901,430	1.0
35,301		PG&E Corp.	2,342,575	0.3
			28,186,423	3.5

	Total Common Stock
	(Cost $680,660,322)		800,012,249	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.0%
2,051,407	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $2,051,540, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $2,092,436, due 10/15/17-02/15/46)	2,051,407	0.2
431,680	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $431,709, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $440,314, due 04/01/17-02/20/67)	431,680	0.1
2,051,407	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,051,549, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,092,435, due 02/15/43-02/15/44)	2,051,407	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,051,407	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,051,559, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,092,435, due 08/15/21-09/09/49)	$2,051,407	0.3
2,051,400	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,051,552, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,092,430, due 01/15/19-02/15/46)	2,051,400	0.2
		8,637,301	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
11,088,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $11,088,000)	11,088,000	1.4

	Total Short-Term Investments
	(Cost $19,725,301)	19,725,301	2.4

	Total Investments in Securities (Cost $700,385,623)	$819,737,550	101.0
	Liabilities in Excess of Other Assets	(8,328,950)	(1.0)
	Net Assets	$811,408,600	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $700,929,030.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$127,010,193
Gross Unrealized Depreciation	(8,201,673)

Net Unrealized Appreciation	$118,808,520

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$800,012,249	$–	$–	$800,012,249
Short-Term Investments	11,088,000	8,637,301	–	19,725,301
Total Investments, at fair value	$811,100,249	$8,637,301	$–	$819,737,550
Liabilities Table
Other Financial Instruments+
Futures	$(33,916)	$–	$–	$(33,916)
Total Liabilities	$(33,916)	$–	$–	$(33,916)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	69	06/16/17	$8,139,240	$(33,916)
			$8,139,240	$(33,916)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$33,916
Total Liability Derivatives		$33,916

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 11.3%
68,634		Aarons, Inc.	$2,041,175	0.3
301,318		American Eagle Outfitters, Inc.	4,227,492	0.6
94,826		Big Lots, Inc.	4,616,130	0.7
103,109		Brunswick Corp.	6,310,271	0.9
132,614		CalAtlantic Group, Inc.	4,966,394	0.7
22,082		Carter's, Inc.	1,982,964	0.3
85,347		Cheesecake Factory	5,407,586	0.8
191,175		Chico's FAS, Inc.	2,714,685	0.4
38,291		Cinemark Holdings, Inc.	1,697,823	0.2
5,424	L	Cracker Barrel Old Country Store, Inc.	863,772	0.1
224,377		Dana, Inc.	4,332,720	0.6
50,930		DeVry Education Group, Inc.	1,805,468	0.3
79,229		Dick's Sporting Goods, Inc.	3,855,283	0.6
37,287		Domino's Pizza, Inc.	6,871,994	1.0
41,074		Foot Locker, Inc.	3,072,746	0.5
33,582		GameStop Corp.	757,274	0.1
203,425		Gentex Corp.	4,339,055	0.6
11,385	@	Helen of Troy Ltd.	1,072,467	0.2
23,773		Jack in the Box, Inc.	2,418,190	0.4
24,878		John Wiley & Sons, Inc.	1,338,436	0.2
74,836		Office Depot, Inc.	349,110	0.1
44,575		Papa John's International, Inc.	3,567,783	0.5
6,024		Pool Corp.	718,844	0.1
43,886		Thor Industries, Inc.	4,218,761	0.6
16,369		Vail Resorts, Inc.	3,141,211	0.5
			76,687,634	11.3

		Consumer Staples: 4.4%
124,743	@	Blue Buffalo Pet Products, Inc.	2,869,089	0.4
6,838		Casey's General Stores, Inc.	767,565	0.1
72,609		Church & Dwight Co., Inc.	3,621,011	0.6
77,040		Energizer Holdings, Inc.	4,294,980	0.6
48,114		Ingredion, Inc.	5,794,369	0.9
40,479		Nu Skin Enterprises, Inc.	2,248,204	0.3
71,941	@	Post Holdings, Inc.	6,296,276	0.9
68,414	@	United Natural Foods, Inc.	2,957,537	0.5
13,718	@	WhiteWave Foods Co.	770,266	0.1
			29,619,297	4.4

		Energy: 2.8%
138,562		Consol Energy, Inc.	2,325,070	0.3
37,707	@,L	Dril-Quip, Inc.	2,056,917	0.3
63,496		Ensco PLC	568,289	0.1
37,655		EQT Corp.	2,300,720	0.3
61,030	@	Gulfport Energy Corp.	1,049,106	0.2
130,479		Nabors Industries Ltd.	1,705,361	0.2
300,454	@	QEP Resources, Inc.	3,818,770	0.6
204,008	@	Rowan Companies PLC	3,178,445	0.5
94,475	L	SM Energy Co.	2,269,290	0.3
			19,271,968	2.8

		Financials: 16.2%
1,168	@	Alleghany Corp.	717,923	0.1
29,058		Arthur J. Gallagher & Co.	1,642,939	0.2
17,390		Aspen Insurance Holdings Ltd.	905,149	0.1
65,471		Bank of the Ozarks, Inc.	3,405,147	0.5
12,970		CBOE Holdings, Inc.	1,051,478	0.2
94,436		Chemical Financial Corp.	4,830,401	0.7
91,509		Citizens Financial Group, Inc.	3,161,636	0.5
22,831		Cullen/Frost Bankers, Inc.	2,031,274	0.3
124,493		East West Bancorp, Inc.	6,425,084	1.0
55,615		Eaton Vance Corp.	2,500,450	0.4
31,786		Everest Re Group Ltd.	7,431,885	1.1
137,916		First American Financial Corp.	5,417,340	0.8
6,744		Hanover Insurance Group, Inc.	607,365	0.1
72,695		Hartford Financial Services Group, Inc.	3,494,449	0.5
332,682		Janus Capital Group, Inc.	4,391,402	0.6
218,974		Keycorp	3,893,358	0.6
91,516		Lazard Ltd.	4,208,821	0.6
30,446		MarketAxess Holdings, Inc.	5,708,321	0.8
43,886		MB Financial, Inc.	1,879,198	0.3
181,299		Old Republic International Corp.	3,713,003	0.5
74,181		PacWest Bancorp	3,950,880	0.6
68,094		Primerica, Inc.	5,597,327	0.8
18,024		Prosperity Bancshares, Inc.	1,256,453	0.2
48,617		Reinsurance Group of America, Inc.	6,173,387	0.9
45,260	@	Signature Bank	6,716,131	1.0
38,147	@	Stifel Financial Corp.	1,914,598	0.3
31,863	@	SVB Financial Group	5,929,386	0.9
275,426		TCF Financial Corp.	4,687,751	0.7
64,225		TD Ameritrade Holding Corp.	2,495,783	0.4
73,746	@	Western Alliance Bancorp.	3,620,191	0.5
			109,758,510	16.2

		Health Care: 8.0%
36,437	@	Abiomed, Inc.	4,561,912	0.7
28,527	@	Align Technology, Inc.	3,272,332	0.5
21,599	@	Charles River Laboratories International, Inc.	1,942,830	0.3
8,735	@	Halyard Health, Inc.	332,716	0.1
116,962		Healthsouth Corp.	5,007,143	0.7
49,840		Hill-Rom Holdings, Inc.	3,518,704	0.5
13,035	@	Idexx Laboratories, Inc.	2,015,341	0.3
35,622	@	Masimo Corp.	3,322,108	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
30,530	@	Mednax, Inc.	$2,118,171	0.3
55,083	@	NuVasive, Inc.	4,113,599	0.6
26,838		Owens & Minor, Inc.	928,595	0.1
26,122	@	Parexel International Corp.	1,648,559	0.3
63,399	@	Prestige Brands Holdings, Inc.	3,522,449	0.5
13,193		Resmed, Inc.	949,500	0.1
37,178		STERIS PLC	2,582,384	0.4
23,956	@	United Therapeutics Corp.	3,243,163	0.5
9,383	@	VCA, Inc.	858,545	0.1
44,574	@	WellCare Health Plans, Inc.	6,249,721	0.9
70,809		Zoetis, Inc.	3,779,076	0.6
			53,966,848	8.0

		Industrials: 14.4%
42,312		Alaska Air Group, Inc.	3,902,013	0.6
30,390		Carlisle Cos., Inc.	3,233,800	0.5
13,371		Cummins, Inc.	2,021,695	0.3
60,628		Curtiss-Wright Corp.	5,532,911	0.8
27,810		Deluxe Corp.	2,007,048	0.3
71,215		EMCOR Group, Inc.	4,482,984	0.7
18,741		EnerSys	1,479,415	0.2
10,940	@	Esterline Technologies Corp.	941,387	0.1
45,777	@	FTI Consulting, Inc.	1,884,639	0.3
18,894	@	Genesee & Wyoming, Inc.	1,282,147	0.2
40,839		Herman Miller, Inc.	1,288,470	0.2
29,214		HNI Corp.	1,346,473	0.2
36,926		Huntington Ingalls Industries, Inc.	7,394,062	1.1
22,724		IDEX Corp.	2,124,921	0.3
242,584	@	JetBlue Airways Corp.	4,999,656	0.7
22,887	@	KLX, Inc.	1,023,049	0.2
65,800		Manpowergroup, Inc.	6,749,106	1.0
98,339		Masco Corp.	3,342,543	0.5
47,516		MSC Industrial Direct Co.	4,882,744	0.7
46,755		Nordson Corp.	5,743,384	0.9
157,645		Pitney Bowes, Inc.	2,066,726	0.3
112,551	@	Quanta Services, Inc.	4,176,768	0.6
74,158		Regal-Beloit Corp.	5,610,053	0.8
15,430		Stanley Black & Decker, Inc.	2,050,184	0.3
17,105	@	Teledyne Technologies, Inc.	2,163,098	0.3
121,299		Timken Co.	5,482,715	0.8
108,444		Toro Co.	6,773,412	1.0
36,168	L	Wabtec Corp.	2,821,104	0.4
9,765		Woodward, Inc.	663,239	0.1
			97,469,746	14.4

		Information Technology: 18.2%
28,407		Amphenol Corp.	2,021,726	0.3
7,172	@	ANSYS, Inc.	766,472	0.1
216,078	@	ARRIS International PLC	5,715,263	0.8
67,734		Belden, Inc.	4,686,515	0.7
47,214		Broadridge Financial Solutions, Inc. ADR	3,208,191	0.5
243,414		Brocade Communications Systems, Inc.	3,037,807	0.4
38,342	@	Cadence Design Systems, Inc.	1,203,939	0.2
100,092		CDK Global, Inc.	6,506,981	1.0
217,496	@	Ciena Corp.	5,135,081	0.8
96,563	@	Cirrus Logic, Inc.	5,860,408	0.9
86,515	@	Commvault Systems, Inc.	4,394,962	0.6
11,686		Computer Sciences Corp.	806,451	0.1
198,830		Convergys Corp.	4,205,254	0.6
35,811	@	CoreLogic, Inc.	1,458,224	0.2
41,817	@	Electronic Arts, Inc.	3,743,458	0.6
12,885		Fair Isaac Corp.	1,661,521	0.2
95,022	@	Fortinet, Inc.	3,644,094	0.5
18,989	@	Gartner, Inc.	2,050,622	0.3
145,523	@	Integrated Device Technology, Inc.	3,444,529	0.5
34,005		InterDigital, Inc.	2,934,631	0.4
63,124		j2 Global, Inc.	5,296,735	0.8
59,830		LogMeIn, Inc.	5,833,425	0.9
27,356	@	Manhattan Associates, Inc.	1,423,880	0.2
118,504	@,L	Match Group, Inc.	1,935,170	0.3
49,220		Maxim Integrated Products	2,212,931	0.3
15,113	@	Microsemi Corp.	778,773	0.1
19,543		Monolithic Power Systems, Inc.	1,799,910	0.3
97,303		National Instruments Corp.	3,168,186	0.5
92,040	@	Netscout Systems, Inc.	3,492,918	0.5
136,287	@	NeuStar, Inc.	4,517,914	0.7
157,557	@	ON Semiconductor Corp.	2,440,558	0.4
10,908		Paychex, Inc.	642,481	0.1
21,379		Plantronics, Inc.	1,156,818	0.2
17,085	@	Red Hat, Inc.	1,477,853	0.2
57,746		Science Applications International Corp.	4,296,302	0.6
23,989	@	Synaptics, Inc.	1,187,695	0.2
123,072	@	Trimble, Inc.	3,939,535	0.6
44,817	@	Vantiv, Inc.	2,873,666	0.4
77,520	@	Versum Materials, Inc.	2,372,112	0.4
255,055		Vishay Intertechnology, Inc.	4,195,655	0.6
13,553	@	WEX, Inc.	1,402,736	0.2
			122,931,382	18.2

		Materials: 7.9%
72,280	@	Berry Plastics Group, Inc.	3,510,640	0.5
24,821		Cabot Corp.	1,487,026	0.2
62,326		Chemours Co.	2,399,551	0.4
236,876		Commercial Metals Co.	4,531,438	0.7
16,796	L	Compass Minerals International, Inc.	1,139,609	0.2
65,910	@	Crown Holdings, Inc.	3,489,934	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
20,821		Greif, Inc. - Class A	$1,147,029	0.2
95,643	@	Louisiana-Pacific Corp.	2,373,859	0.3
51,818		Minerals Technologies, Inc.	3,969,259	0.6
121,130		Olin Corp.	3,981,543	0.6
79,051		Packaging Corp. of America	7,242,653	1.1
79,758		PolyOne Corp.	2,718,950	0.4
22,863		Reliance Steel & Aluminum Co.	1,829,497	0.3
205,309		Steel Dynamics, Inc.	7,136,541	1.0
97,644	L	Valvoline, Inc.	2,397,160	0.3
85,176		Worthington Industries, Inc.	3,840,586	0.6
			53,195,275	7.9

		Real Estate: 9.5%
41,825		Camden Property Trust	3,365,239	0.5
153,777		Care Capital Properties, Inc.	4,131,988	0.6
78,071		CyrusOne, Inc.	4,018,314	0.6
51,377		DCT Industrial Trust, Inc.	2,472,261	0.4
28,004		Duke Realty Corp.	735,665	0.1
36,392		Equity Lifestyle Properties, Inc.	2,804,367	0.4
144,439		First Industrial Realty Trust, Inc.	3,846,411	0.6
109,271		Gaming and Leisure Properties, Inc.	3,651,837	0.5
75,141		Hospitality Properties Trust	2,369,196	0.3
16,358		Kilroy Realty Corp.	1,179,085	0.2
164,648		LaSalle Hotel Properties	4,766,560	0.7
24,904		Mack-Cali Realty Corp.	670,914	0.1
371,635		Medical Properties Trust, Inc.	4,790,375	0.7
180,526		Omega Healthcare Investors, Inc.	5,955,553	0.9
14,798		Potlatch Corp.	676,269	0.1
52,332		Senior Housing Properties Trust	1,059,723	0.2
149,891		Tanger Factory Outlet Centers, Inc.	4,911,928	0.7
45,164		Taubman Centers, Inc.	2,981,727	0.4
177,688	@	Uniti Group, Inc.	4,593,235	0.7
137,745		Urban Edge Properties	3,622,693	0.5
210,311		Washington Prime Group, Inc.	1,827,603	0.3
			64,430,943	9.5

		Utilities: 5.8%
35,517		Ameren Corp.	1,938,873	0.3
12,475		Atmos Energy Corp.	985,400	0.1
81,860		Black Hills Corp.	5,441,234	0.8
32,434	@	Energen Corp.	1,765,707	0.3
228,552		Great Plains Energy, Inc.	6,678,289	1.0
59,679		Hawaiian Electric Industries	1,987,908	0.3
22,495		Idacorp, Inc.	1,866,185	0.3
44,887		MDU Resources Group, Inc.	1,228,557	0.2
101,858		National Fuel Gas Co.	6,072,774	0.9
11,211		ONE Gas, Inc.	757,864	0.1
28,269		Southwest Gas Corp.	2,343,783	0.3
149,193		UGI Corp.	7,370,134	1.1
12,151		Westar Energy, Inc.	659,435	0.1
			39,096,143	5.8

	Total Common Stock
	(Cost $584,805,623)		666,427,746	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 1.7%
2,825,016	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $2,825,199, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $2,881,517, due 10/15/17-02/15/46)	2,825,016	0.4
594,477	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $594,517, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $606,367, due 04/01/17-02/20/67)	594,477	0.1
2,825,016	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,825,211, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,881,517, due 02/15/43-02/15/44)	2,825,016	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,825,016	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,825,225, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,881,516, due 08/15/21-09/09/49)	$2,825,016	0.4
2,825,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,825,209, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,881,503, due 01/15/19-02/15/46)	2,825,000	0.4
		11,894,525	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,378,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $7,378,000)	7,378,000	1.1

	Total Short-Term Investments
	(Cost $19,272,525)	19,272,525	2.8

	Total Investments in Securities (Cost $604,078,148)	$685,700,271	101.3
	Liabilities in Excess of Other Assets	(8,676,348)	(1.3)
	Net Assets	$677,023,923	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $605,126,514.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$93,386,451
Gross Unrealized Depreciation	(12,812,694)

Net Unrealized Appreciation	$80,573,757

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$666,427,746	$–	$–	$666,427,746
Short-Term Investments	7,378,000	11,894,525	–	19,272,525
Total Investments, at fair value	$673,805,746	$11,894,525	$–	$685,700,271
Other Financial Instruments+
Futures	34,318	–	–	34,318
Total Assets	$673,840,064	$11,894,525	$–	$685,734,589

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	43	06/16/17	$7,388,260	$34,318
			$7,388,260	$34,318

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$34,318
Total Asset Derivatives		$34,318

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 13.8%
31,540		AMC Entertainment Holdings, Inc.	$991,933	0.3
106,597	@	American Axle & Manufacturing Holdings, Inc.	2,001,892	0.6
85,350	L	American Eagle Outfitters, Inc.	1,197,460	0.4
37,847	@	Belmond Ltd.	457,949	0.1
20,835		Big 5 Sporting Goods Corp.	314,609	0.1
30,170	L	Big Lots, Inc.	1,468,676	0.5
108,242	@	Boyd Gaming Corp.	2,382,406	0.7
20,770	@	Bright Horizons Family Solutions, Inc.	1,505,617	0.5
82,280		Caleres, Inc.	2,173,838	0.7
10,352	@	Cavco Industries, Inc.	1,204,973	0.4
22,749		Childrens Place Retail Stores, Inc.	2,731,017	0.8
19,875	@	Cooper-Standard Holdings, Inc.	2,204,734	0.7
49,802	@	Dave & Buster's Entertainment, Inc.	3,042,404	0.9
9,216		Ethan Allen Interiors, Inc.	282,470	0.1
26,944		Finish Line, Inc.	383,413	0.1
28,382	@	Genesco, Inc.	1,573,782	0.5
12,927		Group 1 Automotive, Inc.	957,632	0.3
8,148		Haverty Furniture Cos., Inc.	198,404	0.1
64,904		La-Z-Boy, Inc.	1,752,408	0.5
4,390		LCI Industries	438,122	0.1
53,509	@	M/I Homes, Inc.	1,310,971	0.4
30,778		Marriott Vacations Worldwide Corp.	3,075,646	1.0
62,650	@	Meritage Homes Corp.	2,305,520	0.7
35,543		Monro Muffler Brake, Inc.	1,851,790	0.6
26,820		Movado Group, Inc.	669,159	0.2
24,305	@	Nautilus, Inc.	443,566	0.1
14,549		Papa John's International, Inc.	1,164,502	0.4
25,259	@	Perry Ellis International, Inc.	542,563	0.2
45,790	L	Rent-A-Center, Inc.	406,157	0.1
24,985		Ruth's Hospitality Group, Inc.	500,949	0.2
68,679		Sonic Corp.	1,741,699	0.5
31,964		Superior Industries International	810,287	0.3
29,763	@	Universal Electronics, Inc.	2,038,766	0.6
21,711	@	Vitamin Shoppe, Inc.	437,477	0.1
			44,562,791	13.8

		Consumer Staples: 3.0%
45,062	@	Blue Buffalo Pet Products, Inc.	1,036,426	0.3
20,097		Calavo Growers, Inc.	1,217,878	0.4
38,099	@,L	Central Garden & Pet Co.	1,412,330	0.4
39,959	@	Central Garden and Pet Co.	1,387,376	0.4
41,865	@	Performance Food Group Co.	996,387	0.3
4,353	L	Sanderson Farms, Inc.	452,016	0.2
53,125		SpartanNash Co.	1,858,844	0.6
5,190		Universal Corp.	367,192	0.1
46,845		Vector Group Ltd.	974,376	0.3
			9,702,825	3.0

		Energy: 3.5%
59,026		Archrock, Inc.	731,922	0.2
122,696	@,L	Atwood Oceanics, Inc.	1,169,293	0.4
34,758	@	Bill Barrett Corp.	158,149	0.0
79,518	@,L	Carrizo Oil & Gas, Inc.	2,278,986	0.7
56,626	@	Cloud Peak Energy, Inc.	259,347	0.1
22,467	@,L	Dril-Quip, Inc.	1,225,575	0.4
34,011	@	Forum Energy Technologies, Inc.	704,028	0.2
40,448	@,L	Northern Oil And Gas, Inc.	105,165	0.0
4,817	@	PDC Energy, Inc.	300,340	0.1
15,618	@	REX American Resources Corp.	1,413,273	0.4
67,450	@	Tetra Technologies, Inc.	274,521	0.1
87,827	@	Unit Corp.	2,121,900	0.7
10,744		US Silica Holdings, Inc.	515,605	0.2
			11,258,104	3.5

		Financials: 18.3%
39,939		American Equity Investment Life Holding Co.	943,759	0.3
8,674		Ameris Bancorp.	399,871	0.1
30,541		Amerisafe, Inc.	1,982,111	0.6
40,672		Banner Corp.	2,262,990	0.7
38,156	@,L	BofI Holding, Inc.	997,016	0.3
33,783		Brookline Bancorp, Inc.	528,704	0.2
33,453		Chemical Financial Corp.	1,711,121	0.5
41,625		Evercore Partners, Inc.	3,242,587	1.0
7,623		Fidelity Southern Corp.	170,603	0.1
39,863		First American Financial Corp.	1,565,819	0.5
71,373	@	First BanCorp. Puerto Rico	403,257	0.1
71,478		Great Western Bancorp, Inc.	3,031,382	0.9
16,490		Hanmi Financial Corp.	507,067	0.2
90,925		Home Bancshares, Inc./Conway AR	2,461,340	0.8
58,510		Horace Mann Educators Corp.	2,401,835	0.7
50,883		Interactive Brokers Group, Inc.	1,766,658	0.5
15,128		Investment Technology Group, Inc.	306,342	0.1
105,247		Investors Bancorp, Inc.	1,513,452	0.5
110,180		Janus Capital Group, Inc.	1,454,376	0.5
7,913		LegacyTexas Financial Group, Inc.	315,729	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
44,748		Maiden Holdings Ltd.	$626,472	0.2
33,754		MB Financial, Inc.	1,445,346	0.4
178,005	@	MGIC Investment Corp.	1,803,191	0.6
18,136		NBT Bancorp., Inc.	672,301	0.2
101,379		OFG Bancorp	1,196,272	0.4
45,357		Pinnacle Financial Partners, Inc.	3,013,973	0.9
20,889		Piper Jaffray Cos.	1,333,763	0.4
94,320		Radian Group, Inc.	1,693,987	0.5
67,065		Selective Insurance Group	3,162,115	1.0
55,133	L	ServisFirst Bancshares, Inc.	2,005,738	0.6
40,932		Simmons First National Corp.	2,257,400	0.7
137,676		Sterling Bancorp/DE	3,262,921	1.0
33,392		Stewart Information Services Corp.	1,475,259	0.5
41,289	@	Texas Capital Bancshares, Inc.	3,445,567	1.1
57,808		Trustco Bank Corp.	453,793	0.1
6,951	L	United Bankshares, Inc.	293,680	0.1
49,190		United Insurance Holdings Corp.	784,580	0.2
7,565	@	Walker & Dunlop, Inc.	315,385	0.1
30,550		Webster Financial Corp.	1,528,722	0.5
5,318		Wintrust Financial Corp.	367,580	0.1
			59,104,064	18.3

		Health Care: 12.2%
22,854		Aceto Corp.	361,322	0.1
57,769	@	Air Methods Corp.	2,484,067	0.8
3,900	@	Almost Family, Inc.	189,540	0.1
47,615	@	Amedisys, Inc.	2,432,650	0.8
59,894	@	AMN Healthcare Services, Inc.	2,431,696	0.8
54,424	@	Amphastar Pharmaceuticals, Inc.	789,148	0.2
10,509	@	Anika Therapeutics, Inc.	456,511	0.1
17,780	@	Cambrex Corp.	978,789	0.3
4,994		Cantel Medical Corp.	400,019	0.1
13,690	@	Charles River Laboratories International, Inc.	1,231,416	0.4
14,576		Chemed Corp.	2,662,889	0.8
15,387	@	Emergent Biosolutions, Inc.	446,839	0.1
11,383	@	HealthEquity, Inc.	483,208	0.1
39,026	@	Integer Holdings Corp.	1,568,845	0.5
14,449	@,L	Lannett Co., Inc.	322,935	0.1
31,973	@	LHC Group, Inc.	1,723,345	0.5
4,797	@,L	Ligand Pharmaceuticals, Inc.	507,714	0.2
73,821		Luminex Corp.	1,356,092	0.4
16,859	@	Masimo Corp.	1,572,270	0.5
3,193	@,L	Medicines Co.	156,138	0.0
87,651	@	Merit Medical Systems, Inc.	2,533,114	0.8
96,056	@	Momenta Pharmaceuticals, Inc.	1,282,348	0.4
56,032	@	Natus Medical, Inc.	2,199,256	0.7
20,788	@	Neogen Corp.	1,362,653	0.4
18,512	@	NuVasive, Inc.	1,382,476	0.4
26,241	@	Omnicell, Inc.	1,066,697	0.3
37,478		Owens & Minor, Inc.	1,296,739	0.4
69,060	@	Select Medical Holdings Corp.	921,951	0.3
62,471	@	Spectrum Pharmaceuticals, Inc.	406,062	0.1
68,762	@	Supernus Pharmaceuticals, Inc.	2,152,251	0.7
20,507	@	SurModics, Inc.	493,193	0.2
63,680	@	Tivity Health, Inc.	1,853,088	0.6
			39,505,261	12.2

		Industrials: 18.9%
63,178		ABM Industries, Inc.	2,754,561	0.9
65,920		Actuant Corp.	1,736,992	0.5
14,279	@	Aegion Corp.	327,132	0.1
15,367		Allegiant Travel Co.	2,462,562	0.8
12,857	@	American Woodmark Corp.	1,180,273	0.4
23,051		Apogee Enterprises, Inc.	1,374,070	0.4
20,206		ArcBest Corp.	525,356	0.2
45,547	@	Atlas Air Worldwide Holdings, Inc.	2,525,581	0.8
59,619		Barnes Group, Inc.	3,060,840	1.0
46,822		Brady Corp.	1,809,670	0.6
33,155		CIRCOR International, Inc.	1,970,733	0.6
8,827		Comfort Systems USA, Inc.	323,510	0.1
8,407		Curtiss-Wright Corp.	767,223	0.2
26,757		EnPro Industries, Inc.	1,904,028	0.6
42,949	L	Greenbrier Cos., Inc.	1,851,102	0.6
8,538	@	Hawaiian Holdings, Inc.	396,590	0.1
71,090		Healthcare Services Group, Inc.	3,063,268	1.0
29,569		Insperity, Inc.	2,621,292	0.8
63,654		Knight Transportation, Inc.	1,995,553	0.6
10,275		Korn/Ferry International	323,560	0.1
23,528	L	Lindsay Corp.	2,073,287	0.6
13,129	@	Lydall, Inc.	703,714	0.2
76,102		Mobile Mini, Inc.	2,321,111	0.7
60,300	@	On Assignment, Inc.	2,926,359	0.9
15,223		Powell Industries, Inc.	524,280	0.2
13,442		Regal-Beloit Corp.	1,016,887	0.3
11,722	@	Roadrunner Transportation Systems, Inc.	80,530	0.0
58,647		Simpson Manufacturing Co., Inc.	2,527,099	0.8
56,215	@	SPX FLOW, Inc.	1,951,223	0.6
11,024	@	Teledyne Technologies, Inc.	1,394,095	0.4
69,118		Tetra Tech, Inc.	2,823,470	0.9
87,131	@	TrueBlue, Inc.	2,383,033	0.7
25,936		Universal Forest Products, Inc.	2,555,733	0.8
21,278		US Ecology, Inc.	996,874	0.3
11,465		Viad Corp.	518,218	0.2
33,000		Wabash National Corp.	682,770	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
37,807		Watts Water Technologies, Inc.	$2,357,267	0.7
			60,809,846	18.9

		Information Technology: 13.8%
39,497	@	Benchmark Electronics, Inc.	1,256,005	0.4
19,587	@	Blackhawk Network Holdings, Inc.	795,232	0.2
86,211	@	Bottomline Technologies de, Inc.	2,038,890	0.6
31,071	@	BroadSoft, Inc.	1,249,054	0.4
25,595	@	CACI International, Inc.	3,002,293	0.9
52,694	@	Cardtronics plc	2,463,445	0.8
88,454	@	Cray, Inc.	1,937,143	0.6
21,611		CSG Systems International, Inc.	817,112	0.3
54,784	@	Electronics for Imaging, Inc.	2,675,103	0.8
3,932	@	ePlus, Inc.	531,017	0.2
16,138	@	Euronet Worldwide, Inc.	1,380,122	0.4
11,815		Fair Isaac Corp.	1,523,544	0.5
11,270		Forrester Research, Inc.	447,982	0.1
55,773	@	Integrated Device Technology, Inc.	1,320,147	0.4
10,121	@	Liquidity Services, Inc.	80,968	0.0
5,996		Littelfuse, Inc.	958,820	0.3
19,289		Methode Electronics, Inc.	879,578	0.3
21,490		MKS Instruments, Inc.	1,477,437	0.5
33,720	@	Nanometrics, Inc.	1,027,111	0.3
17,870	@	Netgear, Inc.	885,458	0.3
20,442	@	Perficient, Inc.	354,873	0.1
31,374	@	Plexus Corp.	1,813,417	0.6
24,007		Power Integrations, Inc.	1,578,460	0.5
10,155	@	Rogers Corp.	872,010	0.3
18,819	@	Rudolph Technologies, Inc.	421,546	0.1
70,851	@	Sanmina Corp.	2,876,551	0.9
35,547	@	SPS Commerce, Inc.	2,079,144	0.6
80,423	@	Super Micro Computer, Inc.	2,038,723	0.6
57,323	@	Sykes Enterprises, Inc.	1,685,296	0.5
25,225	@	Synaptics, Inc.	1,248,890	0.4
61,790	@	Veeco Instruments, Inc.	1,844,432	0.6
36,621	@	Virtusa Corp.	1,106,687	0.3
			44,666,490	13.8

		Materials: 6.0%
88,247	@	Boise Cascade Co.	2,356,195	0.7
12,269	@	Clearwater Paper Corp.	687,064	0.2
80,988		Commercial Metals Co.	1,549,300	0.5
33,335		FutureFuel Corp.	472,690	0.1
4,789		Haynes International, Inc.	182,557	0.1
56,080		HB Fuller Co.	2,891,485	0.9
6,353		Innospec, Inc.	411,357	0.1
22,961		Kaiser Aluminum Corp.	1,834,584	0.6
110,418		KapStone Paper and Packaging Corp.	2,550,656	0.8
27,902		Materion Corp.	936,112	0.3
15,775		Minerals Technologies, Inc.	1,208,365	0.4
8,776		Neenah Paper, Inc.	655,567	0.2
30,590		Olympic Steel, Inc.	567,750	0.2
33,657		Rayonier Advanced Materials, Inc.	452,687	0.1
13,266		Stepan Co.	1,045,493	0.3
34,835	@	SunCoke Energy, Inc.	312,122	0.1
28,700		Worthington Industries, Inc.	1,294,083	0.4
			19,408,067	6.0

		Real Estate: 5.4%
39,240		Chesapeake Lodging Trust	940,190	0.3
5,051		Coresite Realty Corp.	454,843	0.1
197,270		DiamondRock Hospitality Co.	2,199,560	0.7
35,960		EastGroup Properties, Inc.	2,644,139	0.8
75,253	@	Forestar Real Estate Group, Inc.	1,027,203	0.3
16,923		Hersha Hospitality Trust	317,983	0.1
31,895		HFF, Inc.	882,535	0.3
52,274		LaSalle Hotel Properties	1,513,332	0.5
60,115		Lexington Realty Trust	599,948	0.2
6,119		Parkway, Inc.	121,707	0.0
15,486		PS Business Parks, Inc.	1,777,173	0.6
19,529		QTS Realty Trust, Inc.	952,039	0.3
8,024		RE/MAX Holdings, Inc.	477,027	0.1
59,194		Retail Opportunity Investments Corp.	1,244,850	0.4
140,470		Summit Hotel Properties, Inc.	2,244,711	0.7
			17,397,240	5.4

		Telecommunication Services: 1.2%
13,220		ATN International, Inc.	930,953	0.3
55,361		Cogent Communications Holdings, Inc.	2,383,291	0.7
19,220	L	Consolidated Communications Holdings, Inc.	450,132	0.2
			3,764,376	1.2

		Utilities: 2.5%
26,785		Allete, Inc.	1,813,613	0.6
12,242		Avista Corp.	478,050	0.2
11,364		Black Hills Corp.	755,365	0.2
31,410		El Paso Electric Co.	1,586,205	0.5
16,622		Idacorp, Inc.	1,378,961	0.4
29,790		Spire, Inc.	2,010,825	0.6
			8,023,019	2.5

	Total Common Stock
	(Cost $263,738,204)		318,202,083	98.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 4.0%
3,070,047	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $3,070,246, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $3,131,449, due 10/15/17-02/15/46)	$3,070,047	0.9
593,066	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $593,105, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $604,928, due 04/01/17-02/20/67)	593,066	0.2
3,070,047	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $3,070,259, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,131,448, due 02/15/43-02/15/44)	3,070,047	0.9
3,070,047	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,070,274, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $3,131,448, due 08/15/21-09/09/49)	3,070,047	1.0
3,123,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,123,231, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,185,463, due 01/15/19-02/15/46)	3,123,000	1.0
		12,926,207	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,127,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $3,127,000)	3,127,000	1.0

	Total Short-Term Investments
	(Cost $16,053,207)	16,053,207	5.0

	Total Investments in Securities (Cost $279,791,411)	$334,255,290	103.6
	Liabilities in Excess of Other Assets	(11,745,820)	(3.6)
	Net Assets	$322,509,470	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $279,999,243.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,972,161
Gross Unrealized Depreciation	(7,716,114)

Net Unrealized Appreciation	$54,256,047

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$318,202,083	$–	$–	$318,202,083
Short-Term Investments	3,127,000	12,926,207	–	16,053,207
Total Investments, at fair value	$321,329,083	$12,926,207	$–	$334,255,290
Other Financial Instruments+
Futures	34,115	–	–	34,115
Total Assets	$321,363,198	$12,926,207	$–	$334,289,405

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	40	06/16/17	$2,768,800	$34,115
			$2,768,800	$34,115

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$34,115
Total Asset Derivatives		$34,115

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 7.4%
78,110		AGL Energy Ltd.	$1,573,378	0.1
290,935	L	Alumina Ltd.	398,061	0.0
129,141		Amcor Ltd.	1,485,430	0.1
335,551		AMP Ltd.	1,327,482	0.1
120,312		APA Group	823,453	0.1
59,229		Aristocrat Leisure Ltd.	813,009	0.1
22,690		ASX Ltd.	875,046	0.1
233,413		Aurizon Holdings Ltd.	935,970	0.1
165,686		AusNet Services	213,284	0.0
329,440		Australia & New Zealand Banking Group Ltd.	7,999,029	0.5
45,568		Bank of Queensland Ltd.	423,012	0.0
50,075		Bendigo and Adelaide Bank Ltd.	463,938	0.0
874,585	@	BGP Holdings PLC	–	–
361,686		BHP Billiton Ltd.	6,577,685	0.4
132,325		Boral Ltd.	589,930	0.0
176,711		Brambles Ltd.	1,261,974	0.1
28,746		Caltex Australia Ltd.	647,694	0.0
61,437		Challenger Ltd.	588,842	0.0
11,527		CIMIC Group Ltd.	316,286	0.0
62,952		Coca-Cola Amatil Ltd.	520,460	0.0
7,040		Cochlear Ltd.	727,249	0.1
193,107		Commonwealth Bank of Australia	12,663,007	0.8
54,711		Computershare Ltd.	587,589	0.0
43,281		Crown Resorts Ltd.	390,442	0.0
51,362		CSL Ltd.	4,917,700	0.3
114,588		Dexus Property Group NPV	855,238	0.1
6,532	L	Domino's Pizza Enterprises Ltd.	289,986	0.0
263,692		DUET Group	561,954	0.0
7,409		Flight Centre Travel Group Ltd.	163,433	0.0
175,032		Fortescue Metals Group Ltd.	833,706	0.1
205,958		Goodman Group	1,217,703	0.1
213,391		GPT Group	839,833	0.1
55,445	L	Harvey Norman Holdings Ltd.	191,773	0.0
184,859		Healthscope Ltd.	320,501	0.0
192,322		Incitec Pivot Ltd.	552,147	0.0
268,374		Insurance Australia Group Ltd.	1,240,059	0.1
62,646		Lend Lease Corp., Ltd.	745,077	0.1
34,325		Macquarie Group Ltd.	2,364,880	0.2
304,566		Medibank Pvt Ltd.	656,003	0.0
441,075		Mirvac Group	737,928	0.1
298,977		National Australia Bank Ltd.	7,612,665	0.5
85,457		Newcrest Mining Ltd.	1,456,656	0.1
152,078		Oil Search Ltd.	838,475	0.1
41,420		Orica Ltd.	556,736	0.0
194,874		Origin Energy Ltd.	1,048,264	0.1
61,903		Qantas Airways Ltd.	183,966	0.0
153,126		QBE Insurance Group Ltd.	1,507,501	0.1
15,767		Ramsay Health Care Ltd.	841,678	0.1
6,636		REA Group Ltd.	300,931	0.0
47,412		Rio Tinto Ltd.	2,189,128	0.2
203,653		Santos Ltd.	590,985	0.0
590,542		Scentre Group	1,935,995	0.1
41,353		Seek Ltd.	502,767	0.0
44,217		Sonic Healthcare Ltd.	747,023	0.1
353,081		South32 Ltd.	744,352	0.1
242,587		South32 Ltd. - GBP	505,309	0.0
271,325		Stockland	962,133	0.1
142,768		Suncorp Group Ltd.	1,440,743	0.1
132,187		Sydney Airport	683,509	0.1
96,235		Tabcorp Holdings Ltd.	349,224	0.0
176,274		Tatts Group Ltd.	596,475	0.0
476,422		Telstra Corp., Ltd.	1,695,281	0.1
37,896	L	TPG Telecom Ltd.	201,753	0.0
224,326		Transurban Group - Stapled Security	1,999,621	0.1
83,009		Treasury Wine Estates Ltd.	775,439	0.1
384,165		Vicinity Centres	830,958	0.1
54,202	L	Vocus Communications Ltd.	178,852	0.0
126,527		Wesfarmers Ltd.	4,356,066	0.3
217,573		Westfield Corp.	1,475,917	0.1
376,728		Westpac Banking Corp.	10,070,825	0.7
84,843		Woodside Petroleum Ltd.	2,078,516	0.1
143,419		Woolworths Ltd.	2,903,663	0.2
			110,851,577	7.4

		Austria: 0.2%
9,450		Andritz AG	472,627	0.0
33,448		Erste Group Bank AG	1,089,133	0.1
16,668		OMV AG	656,876	0.1
13,450	@	Raiffeisen International Bank Holding AG	303,322	0.0
12,781		Voestalpine AG	502,658	0.0
			3,024,616	0.2

		Belgium: 1.1%
22,344		Ageas	872,552	0.1
85,811		Anheuser-Busch InBev SA/NV	9,402,791	0.6
16,487		Proximus SADP	516,655	0.0
8,141		Colruyt S.A.	399,807	0.0
8,628		Groupe Bruxelles Lambert S.A.	783,021	0.1
28,172		KBC Group NV	1,867,611	0.1
8,188		Solvay S.A.	999,023	0.1
6,752	@	Telenet Group Holding NV	401,375	0.0
14,060		UCB S.A.	1,090,613	0.1
11,286		Umicore	642,729	0.0
			16,976,177	1.1

		China: 0.1%
408,417		BOC Hong Kong Holdings Ltd.	1,669,332	0.1

		Denmark: 1.6%
445	L	AP Moller - Maersk A/S - Class A	717,161	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
712		AP Moller - Maersk A/S - Class B	$1,179,308	0.1
11,819		Carlsberg A/S	1,091,397	0.1
10,817		Chr Hansen Holding A/S	693,882	0.0
13,278		Coloplast A/S	1,036,953	0.1
77,796		Danske Bank A/S	2,652,527	0.2
16,251	#	DONG Energy A/S	625,804	0.0
22,274		DSV A/S	1,152,081	0.1
6,418	@	Genmab A/S	1,235,014	0.1
17,806		ISS A/S	673,152	0.0
215,477		Novo Nordisk A/S	7,399,251	0.5
26,651		Novozymes A/S	1,055,902	0.1
12,437		Pandora A/S	1,376,506	0.1
97,721		TDC A/S	503,290	0.0
11,624		Tryg A/S	210,757	0.0
25,161		Vestas Wind Systems A/S	2,046,602	0.1
12,043	@	William Demant Holding A/S	251,661	0.0
			23,901,248	1.6

		Finland: 0.9%
17,810	L	Elisa OYJ	629,604	0.0
49,325		Fortum OYJ	780,721	0.1
37,747		Kone OYJ	1,658,170	0.1
13,160	L	Metso OYJ	398,240	0.0
14,975	L	Neste Oyj	585,567	0.0
483,327		Nokia OYJ - Finland	2,597,815	0.2
172,697	@	Nokia OYJ - France	926,691	0.1
12,950	L	Nokian Renkaat OYJ	540,504	0.0
11,689		Orion Oyj	609,751	0.0
50,438		Sampo OYJ	2,393,329	0.2
60,915		Stora Enso OYJ (Euro Denominated Security)	720,273	0.0
59,429	L	UPM-Kymmene OYJ	1,395,342	0.1
16,722		Wartsila OYJ	894,011	0.1
			14,130,018	0.9

		France: 9.4%
20,820		Accor S.A.	865,993	0.1
3,211	@	Aeroports de Paris	396,706	0.0
43,805		Air Liquide SA	5,001,614	0.3
18,991	@	Alstom SA	566,957	0.0
7,451	@	Arkema SA	733,485	0.1
9,829	@	Atos SE	1,214,678	0.1
218,975		AXA S.A.	5,657,409	0.4
119,466		BNP Paribas	7,949,777	0.5
93,619	@	Bollore Investissement	362,369	0.0
22,950		Bouygues	932,802	0.1
29,468	@	Bureau Veritas SA	621,145	0.1
18,243		Capgemini SA	1,683,937	0.1
63,692		Carrefour S.A.	1,500,662	0.1
6,203	@	Casino Guichard Perrachon S.A.	346,583	0.0
6,081	@	Christian Dior SE	1,411,570	0.1
56,089		Cie de Saint-Gobain	2,877,758	0.2
20,516		Cie Generale des Etablissements Michelin	2,493,067	0.2
19,081	@	CNP Assurances	388,022	0.0
126,367		Credit Agricole SA	1,708,066	0.1
247		Dassault Aviation SA	313,683	0.0
14,559	@	Dassault Systemes SE	1,259,238	0.1
23,374	@	Edenred	551,681	0.0
6,342	@	Eiffage SA	496,323	0.0
38,034		Electricite de France SA	319,577	0.0
23,283		Essilor International SA	2,826,824	0.2
5,198	@	Eurazeo SA	341,973	0.0
1,211	@	Eurofins Scientific	526,640	0.0
19,577	@	Eutelsat Communications	436,324	0.0
3,587	@	Fonciere Des Regions	299,057	0.0
224,412		Orange SA	3,484,137	0.2
178,161		Engie SA	2,517,712	0.2
4,391	@,L	Gecina S.A.	595,373	0.0
66,369		Danone	4,514,762	0.3
51,728	@	Groupe Eurotunnel S.A.	519,968	0.0
2,941	@	Hermes International	1,392,229	0.1
4,331	@	Icade	316,814	0.0
2,946		Iliad SA	657,939	0.1
4,275	@	Imerys SA	362,573	0.0
6,149	@	Ingenico Group SA	579,953	0.0
8,869	@	JC Decaux SA	311,504	0.0
24,150		Klepierre	938,244	0.1
14,820	@	Lagardere SCA	435,936	0.0
29,727		Legrand S.A.	1,789,499	0.1
28,497		L'Oreal S.A.	5,481,062	0.4
31,451		LVMH Moet Hennessy Louis Vuitton SE	6,912,713	0.5
105,776	@	Natixis SA	651,176	0.1
23,779		Pernod Ricard SA	2,811,180	0.2
54,607	@	Peugeot S.A.	1,097,467	0.1
8,492		Kering	2,194,891	0.2
21,360		Publicis Groupe	1,491,364	0.1
2,854	@	Remy Cointreau SA	279,209	0.0
21,706		Renault S.A.	1,885,656	0.1
33,276	@	Rexel SA	602,884	0.1
35,165		Safran S.A.	2,624,511	0.2
130,747		Sanofi	11,818,948	0.8
63,307		Schneider Electric SE	4,651,100	0.3
18,055		SCOR SE	682,356	0.1
2,395	@	SEB SA	334,527	0.0
11,300	@	SFR Group SA	354,869	0.0
3,455	@	Societe BIC S.A.	430,446	0.0
86,416		Societe Generale	4,378,309	0.3
10,424		Sodexo SA	1,224,786	0.1
35,601		Suez	561,859	0.0
11,775	@	Thales S.A.	1,137,423	0.1
253,952		Total S.A.	12,840,718	0.9
11,121	L	Unibail-Rodamco SE	2,593,100	0.2
26,823		Valeo SA	1,784,318	0.1
53,146		Veolia Environnement	996,590	0.1
57,008		Vinci S.A.	4,526,941	0.3
118,605		Vivendi SA	2,300,784	0.2
3,431	@	Wendel	434,460	0.0
22,980	@	Zodiac Aerospace	574,421	0.0
			140,158,631	9.4

		Germany: 8.6%
21,151		Adidas AG	4,023,611	0.3
51,624		Allianz SE	9,573,510	0.6
4,216		Axel Springer AG	232,721	0.0
103,623		BASF SE	10,260,127	0.7
93,207		Bayer AG	10,738,740	0.7

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
37,454		Bayerische Motoren Werke AG	$3,417,382	0.2
11,166		Beiersdorf AG	1,056,631	0.1
17,114		Brenntag AG	959,186	0.1
118,706		Commerzbank AG	1,075,517	0.1
12,456		Continental AG	2,730,990	0.2
7,902	#	Covestro AG	608,762	0.0
108,880		Daimler AG	8,035,317	0.5
155,209	@,L	Deutsche Bank AG	2,668,207	0.2
21,636	@	Deutsche Boerse AG	1,982,919	0.1
28,593		Deutsche Lufthansa AG	463,862	0.0
109,137		Deutsche Post AG	3,735,066	0.3
369,065		Deutsche Telekom AG	6,467,010	0.4
38,401		Deutsche Wohnen AG	1,264,606	0.1
247,653		E.ON AG	1,968,874	0.1
18,108		Evonik Industries AG	590,222	0.0
4,288		Fraport AG Frankfurt Airport Services Worldwide	303,198	0.0
46,201		Fresenius SE & Co. KGaA	3,712,539	0.3
24,104		Fresenius Medical Care AG & Co. KGaA	2,032,493	0.1
20,607		GEA Group AG	875,460	0.1
6,743		Hannover Rueck SE	777,010	0.1
16,568		HeidelbergCement AG	1,551,567	0.1
11,746		Henkel AG & Co. KGaA	1,306,254	0.1
2,221		Hochtief AG	367,039	0.0
7,702		Hugo Boss AG	561,658	0.0
126,690		Infineon Technologies AG	2,593,014	0.2
15,504	#,@	Innogy SE	584,309	0.0
21,319	L	K+S AG	495,541	0.0
10,102		Lanxess	677,670	0.1
20,903		Linde AG	3,482,889	0.2
3,656		MAN SE	376,852	0.0
14,566		Merck KGaA	1,659,848	0.1
19,808		Metro AG	632,919	0.0
18,124		Muenchener Rueckversicherungs-Gesellschaft AG	3,547,826	0.2
10,162		Osram Licht AG	637,274	0.1
25,796		ProSiebenSat.1 Media SE	1,142,268	0.1
55,758	@	RWE AG	924,022	0.1
110,766		SAP SE	10,867,062	0.7
86,279		Siemens AG	11,817,863	0.8
13,572		Symrise AG	902,560	0.1
80,562		Telefonica Deutschland Holding AG	399,411	0.0
41,664		ThyssenKrupp AG	1,020,676	0.1
55,702		TUI AG	771,374	0.1
14,821		United Internet AG	655,560	0.1
3,697		Volkswagen AG	552,367	0.0
51,949		Vonovia SE	1,830,267	0.1
9,462	@	Zalando SE	382,429	0.0
			129,294,479	8.6

		Hong Kong: 3.2%
1,355,699		AIA Group Ltd.	8,557,114	0.6
28,700		ASM Pacific Technology Ltd.	390,348	0.0
142,552	L	Bank of East Asia Ltd.	589,786	0.0
154,879		Cathay Pacific Airways Ltd.	224,844	0.0
77,402		Cheung Kong Infrastructure Holdings Ltd.	607,857	0.0
300,199		Cheung Kong Property Holdings Ltd.	2,025,091	0.1
302,199		CK Hutchison Holdings Ltd.	3,720,654	0.3
183,365		CLP Holdings Ltd.	1,919,553	0.1
251,541		First Pacific Co.	182,831	0.0
261,159		Galaxy Entertainment Group Ltd.	1,430,409	0.1
91,000		Hang Lung Group Ltd.	388,151	0.0
265,823		Hang Lung Properties Ltd.	691,053	0.1
83,936		Hang Seng Bank Ltd.	1,702,765	0.1
128,231		Henderson Land Development Co., Ltd.	795,110	0.1
294,000	#	HK Electric Investments & HK Electric Investments Ltd.	270,961	0.0
418,867		HKT Trust / HKT Ltd.	540,056	0.1
865,798		Hong Kong & China Gas	1,732,207	0.1
128,688		Hong Kong Exchanges and Clearing Ltd.	3,247,308	0.2
153,845		Power Assets Holdings Ltd.	1,327,039	0.1
127,433		Hongkong Land Holdings Ltd. - HKHGF	979,353	0.1
83,644		Hysan Development Co., Ltd.	379,481	0.0
27,804		Jardine Matheson Holdings Ltd.	1,786,126	0.1
24,600		Jardine Strategic Holdings Ltd	1,028,649	0.1
82,060		Kerry Properties Ltd.	284,638	0.0
668,194	L	Li & Fung Ltd.	289,890	0.0
246,532		Link REIT	1,727,882	0.1
20,729		Melco Crown Entertainment Ltd. ADR	384,316	0.0
157,644		MTR Corp.	885,710	0.1
606,094		New World Development Ltd.	746,814	0.1
155,682		NWS Holdings Ltd.	284,234	0.0
408,000		PCCW Ltd.	240,689	0.0
151,385		Shangri-La Asia Ltd.	220,442	0.0
360,626		Sino Land Co.	632,410	0.0
161,471		Sun Hung Kai Properties Ltd.	2,373,666	0.2
63,620		Swire Pacific Ltd.	635,899	0.0
144,825		Swire Properties Ltd.	464,160	0.0
162,000		Techtronic Industries Co., Ltd.	655,822	0.1
889,500	#	WH Group Ltd.	767,034	0.1
156,857		Wharf Holdings Ltd.	1,348,035	0.1
99,504		Wheelock & Co., Ltd.	787,107	0.1
88,949		Yue Yuen Industrial Holdings	349,538	0.0
			47,595,032	3.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: 0.4%
34,128		CRH PLC - Dublin	$1,202,645	0.1
9,808		DCC PLC	863,420	0.1
3,155,415	@	Governor & Co. of the Bank of Ireland	789,338	0.0
51,463		James Hardie Industries SE	808,554	0.0
7,297		Kerry Group PLC - KYG	573,715	0.0
10,917		Kerry Group PLC - KYGA	863,922	0.1
9,080		Paddy Power Betfair PLC	976,424	0.1
			6,078,018	0.4

		Israel: 0.6%
3,895		Azrieli Group Ltd.	206,979	0.0
139,262		Bank Hapoalim BM	848,688	0.1
173,356	@	Bank Leumi Le-Israel BM	765,329	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	439,691	0.0
14,503	@	Check Point Software Technologies	1,488,878	0.1
2,247		Elbit Systems Ltd.	257,018	0.0
3,755		Frutarom Industries Ltd.	209,864	0.0
56,651		Israel Chemicals Ltd.	240,248	0.0
11,433		Mizrahi Tefahot Bank Ltd.	193,786	0.0
7,777		Nice Ltd.	527,951	0.1
1,564	@,L	Taro Pharmaceuticals Industries	182,394	0.0
102,543		Teva Pharmaceutical Industries Ltd. ADR	3,290,605	0.2
			8,651,431	0.6

		Italy: 1.9%
131,989		Assicurazioni Generali S.p.A.	2,094,162	0.1
45,770		Atlantia S.p.A	1,180,692	0.1
859,670		Enel S.p.A.	4,045,160	0.3
286,402		ENI S.p.A.	4,689,358	0.3
13,779		Ferrari NV	1,026,969	0.1
47,068	@	Leonardo-Finmeccanica SpA	667,451	0.1
1,430,455		Intesa Sanpaolo SpA - ISP	3,891,000	0.3
104,247	@	Intesa Sanpaolo SpA - ISPR	265,152	0.0
18,864	L	Luxottica Group S.p.A.	1,041,041	0.1
63,840		Mediobanca S.p.A.	575,602	0.0
57,041	#	Poste Italiane SpA	379,942	0.0
23,013		Prysmian S.p.A.	608,405	0.0
680,556	@	Saipem S.p.A.	309,109	0.0
271,953		Snam SpA	1,175,367	0.1
1,227,210	@,L	Telecom Italia S.p.A. - TIT	1,104,721	0.1
679,976	@	Telecom Italia S.p.A. - TITR	496,440	0.0
175,055		Terna Rete Elettrica Nazionale SpA	867,832	0.1
212,653		UniCredit SpA	3,278,124	0.2
122,637		UnipolSai SpA	270,896	0.0
			27,967,423	1.9

		Japan: 23.0%
3,200		ABC-Mart, Inc.	187,557	0.0
51,343	@	Acom Co., Ltd.	205,512	0.0
71,580		Aeon Co., Ltd.	1,048,114	0.1
13,498	L	AEON Financial Service Co., Ltd.	254,869	0.0
13,842		Aeon Mall Co., Ltd.	218,399	0.0
20,043		Air Water, Inc.	370,590	0.0
21,111		Aisin Seiki Co., Ltd.	1,039,762	0.1
60,028		Ajinomoto Co., Inc.	1,187,758	0.1
23,168		Alfresa Holdings Corp.	402,754	0.0
151,895		ANA Holdings, Inc.	464,571	0.0
20,800		Alps Electric Co., Ltd.	589,778	0.1
40,389		Amada Holdings Co., Ltd.	462,333	0.0
135,682		Aozora Bank Ltd.	500,900	0.0
110,107		Asahi Glass Co., Ltd.	893,361	0.1
42,358		Asahi Group Holdings, Ltd.	1,603,857	0.1
140,653		Asahi Kasei Corp.	1,366,644	0.1
18,849		Asics Corp.	303,274	0.0
241,020		Astellas Pharma, Inc.	3,178,795	0.2
34,557	L	Bank of Kyoto Ltd.	252,235	0.0
7,937	L	Benesse Holdings, Inc.	248,445	0.0
72,843		Bridgestone Corp.	2,956,928	0.2
27,686		Brother Industries Ltd.	578,975	0.0
9,301	L	Calbee, Inc.	317,686	0.0
118,893		Canon, Inc.	3,712,869	0.3
24,487	L	Casio Computer Co., Ltd.	341,399	0.0
15,928		Central Japan Railway Co.	2,601,677	0.2
76,266		Chiba Bank Ltd.	490,746	0.0
74,242		Chubu Electric Power Co., Inc.	997,289	0.1
24,506		Chugai Pharmaceutical Co., Ltd.	843,577	0.1
22,006		Chugoku Bank Ltd.	321,170	0.0
35,272	L	Chugoku Electric Power Co., Inc.	391,334	0.0
13,900		Coca-Cola West Co., Ltd.	449,109	0.0
127,909		Concordia Financial Group Ltd.	592,999	0.1
18,924		Credit Saison Co., Ltd.	339,137	0.0
11,700	@,L	CYBERDYNE, Inc.	168,130	0.0
64,748		Dai Nippon Printing Co., Ltd.	700,662	0.1
33,384		Daicel Corp.	403,128	0.0
120,883		Dai-ichi Life Holdings, Inc.	2,163,732	0.2
67,493		Daiichi Sankyo Co., Ltd.	1,522,715	0.1
26,098		Daikin Industries Ltd.	2,631,676	0.2
19,909	L	Sumitomo Dainippon Pharma Co. Ltd.	329,442	0.0
8,081		Daito Trust Construction Co., Ltd.	1,111,111	0.1
63,054		Daiwa House Industry Co., Ltd.	1,812,422	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
153		Daiwa House REIT Investment Corp.	$398,438	0.0
182,121		Daiwa Securities Group, Inc.	1,111,208	0.1
11,200	L	Dena Co., Ltd.	228,010	0.0
53,267		Denso Corp.	2,350,253	0.2
24,403		Dentsu, Inc.	1,329,032	0.1
13,642		Don Quijote Holdings Co. Ltd.	474,828	0.0
36,833		East Japan Railway Co.	3,216,314	0.2
28,079		Eisai Co., Ltd.	1,458,204	0.1
16,742		Electric Power Development Co., Ltd.	393,420	0.0
9,038		FamilyMart UNY Holdings Co., Ltd.	539,270	0.0
21,693		Fanuc Ltd.	4,465,967	0.3
5,942		Fast Retailing Co., Ltd.	1,869,848	0.1
67,617		Fuji Electric Holdings Co., Ltd.	402,667	0.0
69,135		Fuji Heavy Industries Ltd.	2,535,754	0.2
48,160		Fuji Film Holdings Corp.	1,887,769	0.1
207,135		Fujitsu Ltd.	1,271,474	0.1
85,719		Fukuoka Financial Group, Inc.	372,340	0.0
49,047		Hachijuni Bank Ltd.	276,754	0.0
20,000		Hakuhodo DY Holdings, Inc.	237,900	0.0
17,442		Hamamatsu Photonics KK	503,421	0.0
27,157		Hankyu Hanshin Holdings, Inc.	886,159	0.1
2,100		Hikari Tsushin, Inc.	205,047	0.0
31,632		Hino Motors Ltd.	383,508	0.0
3,880		Hirose Electric Co., Ltd.	537,534	0.0
50,000		Hiroshima Bank Ltd.	212,661	0.0
6,429		Hisamitsu Pharmaceutical Co., Inc.	368,078	0.0
12,000		Hitachi Chemical Co., Ltd.	333,343	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	310,527	0.0
7,200		Hitachi High-Technologies Corp.	294,118	0.0
540,956		Hitachi Ltd.	2,937,256	0.2
23,510		Hitachi Metals Ltd.	330,685	0.0
18,981	L	Hokuriku Electric Power Co.	184,643	0.0
183,242		Honda Motor Co., Ltd.	5,531,901	0.4
5,400		Hoshizaki Corp.	426,826	0.0
44,337		Hoya Corp.	2,141,956	0.2
9,144		Idemitsu Kosan Co., Ltd.	318,296	0.0
168,424	@	IHI Corp.	532,757	0.0
17,891		Iida Group Holdings Co. Ltd.	275,318	0.0
105,016		Inpex Corp.	1,035,560	0.1
40,766		Isetan Mitsukoshi Holdings Ltd.	448,071	0.0
67,768		Isuzu Motors Ltd.	897,539	0.1
166,416		Itochu Corp.	2,369,157	0.2
29,152		J Front Retailing Co., Ltd.	433,028	0.0
13,878		Japan Airlines Co. Ltd.	440,626	0.0
4,600	L	Japan Airport Terminal Co., Ltd.	160,478	0.0
44,300		Japan Post Bank Co. Ltd.	550,023	0.0
49,600		Japan Post Holdings Co. Ltd.	623,727	0.1
104		Japan Prime Realty Investment Corp.	403,451	0.0
149		Japan Real Estate Investment Corp.	790,965	0.1
289		Japan Retail Fund Investment Corp.	567,232	0.0
123,402		Japan Tobacco, Inc.	4,016,433	0.3
58,002		JFE Holdings, Inc.	997,615	0.1
24,639		JGC Corp.	429,101	0.0
30,492		LIXIL Group Corp.	774,974	0.1
22,035		JSR Corp.	372,833	0.0
26,365		JTEKT Corp.	410,159	0.0
348,365		JX Holdings, Inc.	1,715,189	0.1
102,909		Kajima Corp.	673,134	0.1
17,323		Kakaku.com, Inc.	236,486	0.0
29,520		Kamigumi Co., Ltd.	255,834	0.0
28,000		Kaneka Corp.	209,418	0.0
79,862		Kansai Electric Power Co., Inc.	982,679	0.1
26,553		Kansai Paint Co., Ltd.	566,677	0.0
56,075		Kao Corp.	3,079,446	0.2
153,535		Kawasaki Heavy Industries Ltd.	466,416	0.0
206,001		KDDI Corp.	5,417,991	0.4
50,000		Keihan Holdings Co., Ltd.	306,295	0.0
55,217		Keikyu Corp.	607,432	0.1
70,343		Keio Corp.	558,833	0.0
17,098		Keisei Electric Railway Co., Ltd.	397,972	0.0
10,844		Keyence Corp.	4,350,318	0.3
17,834		Kikkoman Corp.	532,998	0.0
214,972		Kintetsu Group Holdings Co., Ltd.	777,196	0.1
90,456		Kirin Holdings Co., Ltd.	1,711,096	0.1
35,376	@	Kobe Steel Ltd.	323,705	0.0
12,200		Koito Manufacturing Co., Ltd.	635,845	0.1
103,083		Komatsu Ltd.	2,700,081	0.2
11,566		Konami Holdings Corp.	491,260	0.0
52,623		Konica Minolta, Inc.	472,007	0.0
3,200		Kose Corp.	290,819	0.0
117,822		Kubota Corp.	1,775,987	0.1
42,467		Kuraray Co., Ltd.	646,034	0.1
12,448		Kurita Water Industries, Ltd.	302,269	0.0
35,594		Kyocera Corp.	1,988,543	0.1
28,614		Kyowa Hakko Kirin Co., Ltd.	454,678	0.0
50,560		Kyushu Electric Power Co., Inc.	540,286	0.0
35,700		Kyushu Financial Group, Inc.	218,655	0.0
6,064		Lawson, Inc.	412,326	0.0
4,400	@,L	LINE Corp.	169,591	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
26,000		Lion Corp.	$468,573	0.0
22,100		M3, Inc.	550,787	0.0
5,100		Mabuchi Motor Co., Ltd.	287,889	0.0
25,808		Makita Corp.	905,132	0.1
185,856		Marubeni Corp.	1,148,021	0.1
25,919	L	Marui Group Co., Ltd.	353,177	0.0
5,500		Maruichi Steel Tube Ltd.	156,960	0.0
63,366		Mazda Motor Corp.	914,681	0.1
6,300		McDonald's Holdings Co. Japan Ltd.	183,983	0.0
100,262		Mebuki Financial Group, Inc.	400,648	0.0
17,800		Medipal Holdings Corp.	279,676	0.0
12,788		MEIJI Holdings Co., Ltd.	1,067,087	0.1
38,400		Minebea Co., Ltd.	513,418	0.0
5,532		Miraca Holdings, Inc.	254,008	0.0
29,300		Misumi Group, Inc.	531,922	0.0
169,393		Mitsubishi Corp.	3,671,183	0.3
216,161		Mitsubishi Electric Corp.	3,114,512	0.2
139,327		Mitsubishi Estate Co., Ltd.	2,539,467	0.2
356,193		Mitsubishi Heavy Industries Ltd.	1,433,234	0.1
14,490		Mitsubishi Logistics Corp.	200,036	0.0
77,915		Mitsubishi Motors Corp.	467,395	0.0
1,434,306		Mitsubishi UFJ Financial Group, Inc.	9,034,934	0.6
59,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	299,725	0.0
148,648		Mitsubishi Chemical Holdings Corp.	1,154,093	0.1
23,339		Mitsubishi Gas Chemical Co., Inc.	486,113	0.0
12,651		Mitsubishi Materials Corp.	383,995	0.0
26,913		Mitsubishi Tanabe Pharma Corp.	561,918	0.0
190,001		Mitsui & Co., Ltd.	2,759,200	0.2
105,074		Mitsui Chemicals, Inc.	520,564	0.0
99,619		Mitsui Fudosan Co., Ltd.	2,127,047	0.2
133,930		Mitsui OSK Lines Ltd.	420,896	0.0
56,454		MS&AD Insurance Group Holdings, Inc.	1,803,175	0.1
4,900		Mixi, Inc.	237,021	0.0
2,705,761		Mizuho Financial Group, Inc.	4,966,633	0.3
21,448		Murata Manufacturing Co., Ltd.	3,055,602	0.2
13,521		Nabtesco Corp.	359,797	0.0
107,000	L	Nagoya Railroad Co., Ltd.	482,536	0.0
21,693		Namco Bandai Holdings, Inc.	650,262	0.1
298,207	L	NEC Corp.	719,891	0.1
18,200		Nexon Co. Ltd.	289,420	0.0
30,069		NGK Insulators Ltd.	682,162	0.1
20,985	L	NGK Spark Plug Co., Ltd.	481,216	0.0
26,692		Nidec Corp.	2,549,208	0.2
40,269		Nikon Corp.	585,184	0.0
12,694		Nintendo Co., Ltd.	2,945,502	0.2
175		Nippon Prologis REIT, Inc.	379,345	0.0
162		Nippon Building Fund, Inc.	888,067	0.1
50,414		Nippon Electric Glass Co., Ltd.	305,392	0.0
98,220		Nippon Express Co., Ltd.	505,565	0.0
20,419		NH Foods Ltd.	548,547	0.0
17,817		Nippon Paint Holdings Co., Ltd.	622,289	0.1
90,580		Nippon Steel & Sumitomo Metal Corp.	2,092,704	0.2
77,398		Nippon Telegraph & Telephone Corp.	3,309,022	0.2
192,030	@	Nippon Yusen KK	405,418	0.0
12,800		Nissan Chemical Industries Ltd.	373,402	0.0
270,992		Nissan Motor Co., Ltd.	2,613,009	0.2
24,867		Nisshin Seifun Group, Inc.	371,762	0.0
7,417		Nissin Food Products Co., Ltd.	412,048	0.0
8,806		Nitori Co., Ltd.	1,118,355	0.1
18,342		Nitto Denko Corp.	1,418,937	0.1
39,313		Sompo Holdings, Inc.	1,444,298	0.1
9,800		NOK Corp.	228,903	0.0
406,726		Nomura Holdings, Inc.	2,517,772	0.2
15,245		Nomura Real Estate Holdings, Inc.	243,284	0.0
15,956		Nomura Research Institute Ltd.	588,215	0.0
432		Nomura Real Estate Master Fund, Inc.	671,892	0.1
51,049		NSK Ltd.	731,294	0.1
14,884		NTT Data Corp.	706,790	0.1
155,354		NTT DoCoMo, Inc.	3,627,865	0.3
73,115		Obayashi Corp.	685,585	0.1
6,300		Obic Co., Ltd.	300,980	0.0
34,327		Odakyu Electric Railway Co., Ltd.	669,466	0.1
96,826		OJI Paper Co., Ltd.	454,098	0.0
32,257		Olympus Corp.	1,245,010	0.1
22,223		Omron Corp.	976,453	0.1
45,890		Ono Pharmaceutical Co., Ltd.	951,656	0.1
3,700		Oracle Corp. Japan	212,118	0.0
24,080		Oriental Land Co., Ltd.	1,384,239	0.1
147,963		ORIX Corp.	2,196,146	0.2
221,828		Osaka Gas Co., Ltd.	845,826	0.1
61,214		Osaka Securities Exchange Co. Ltd.	873,175	0.1
6,361		Otsuka Corp.	345,627	0.0
43,446		Otsuka Holdings Co. Ltd.	1,966,387	0.1
247,031		Panasonic Corp.	2,795,702	0.2
11,799		Park24 Co., Ltd.	310,009	0.0
9,600		Pola Orbis Holdings, Inc.	231,960	0.0
103,070		Rakuten, Inc.	1,035,609	0.1
40,600		Recruit Holdings Co. Ltd.	2,076,511	0.1
245,813		Resona Holdings, Inc.	1,321,460	0.1
78,432		Ricoh Co., Ltd.	646,986	0.1
4,266		Rinnai Corp.	339,838	0.0
10,650		Rohm Co., Ltd.	709,023	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,600		Ryohin Keikaku Co., Ltd.	$571,547	0.0
6,088		Sankyo Co., Ltd.	203,917	0.0
44,145		Santen Pharmaceutical Co., Ltd.	641,214	0.1
25,870		SBI Holdings, Inc.	361,480	0.0
23,106		Secom Co., Ltd.	1,660,337	0.1
22,110		Sega Sammy Holdings, Inc.	297,380	0.0
17,600		Seibu Holdings, Inc.	291,136	0.0
31,416		Seiko Epson Corp.	662,845	0.1
47,519		Sekisui Chemical Co., Ltd.	801,078	0.1
65,685		Sekisui House Ltd.	1,083,066	0.1
84,271		Seven & I Holdings Co., Ltd.	3,310,472	0.2
76,407	L	Seven Bank Ltd.	250,219	0.0
166,000	@,L	Sharp Corp.	698,291	0.1
28,172		Shimadzu Corp.	448,351	0.0
2,661		Shimamura Co., Ltd.	352,754	0.0
8,255		Shimano, Inc.	1,209,094	0.1
66,692		Shimizu Corp.	598,883	0.1
43,489		Shin-Etsu Chemical Co., Ltd.	3,780,035	0.3
203,940		Shinsei Bank Ltd.	375,785	0.0
33,232		Shionogi & Co., Ltd.	1,720,341	0.1
42,062		Shiseido Co., Ltd.	1,107,101	0.1
60,181		Shizuoka Bank Ltd.	490,770	0.0
30,364		Hulic Co. Ltd.	286,611	0.0
22,519		Showa Shell Sekiyu KK	228,536	0.0
6,336		SMC Corp.	1,878,400	0.1
93,446		SoftBank Group Corp.	6,626,736	0.5
7,400		Sohgo Security Services Co., Ltd.	277,186	0.0
141,470		Sony Corp.	4,774,392	0.3
18,698		Sony Financial Holdings, Inc.	300,282	0.0
17,988		Stanley Electric Co., Ltd.	514,264	0.0
18,900		Start Today Co. Ltd.	420,029	0.0
171,171		Sumitomo Chemical Co., Ltd.	958,747	0.1
129,455		Sumitomo Corp.	1,746,460	0.1
83,333		Sumitomo Electric Industries Ltd.	1,385,276	0.1
63,982		Sumitomo Heavy Industries	447,315	0.0
55,561		Sumitomo Metal Mining Co., Ltd.	794,585	0.1
150,951		Sumitomo Mitsui Financial Group, Inc.	5,494,431	0.4
36,885		Sumitomo Mitsui Trust Holdings, Inc.	1,278,136	0.1
40,496		Sumitomo Realty & Development Co., Ltd.	1,051,780	0.1
20,659		Sumitomo Rubber Industries, Inc.	352,486	0.0
7,600		Sundrug Co., Ltd.	255,701	0.0
15,934		Suntory Beverage & Food Ltd.	673,136	0.1
21,761		Suruga Bank Ltd.	459,315	0.0
9,317		Suzuken Co., Ltd.	306,167	0.0
38,444		Suzuki Motor Corp.	1,596,723	0.1
17,338		Sysmex Corp.	1,054,865	0.1
64,811		T&D Holdings, Inc.	939,412	0.1
137,001		Taiheiyo Cement Corp.	459,733	0.0
118,809		Taisei Corp.	868,866	0.1
3,600		Taisho Pharmaceutical Holdings Co. Ltd.	293,125	0.0
16,725		Taiyo Nippon Sanso Corp.	195,780	0.0
36,689		Takashimaya Co., Ltd.	321,594	0.0
79,462		Takeda Pharmaceutical Co., Ltd.	3,740,844	0.3
13,812		TDK Corp.	876,992	0.1
22,601		Teijin Ltd.	426,762	0.0
37,864		Terumo Corp.	1,316,267	0.1
13,878		THK Co., Ltd.	350,094	0.0
115,927		Tobu Railway Co., Ltd.	588,784	0.1
13,900		Toho Co., Ltd.	368,939	0.0
37,000		Toho Gas Co., Ltd.	262,429	0.0
53,013		Tohoku Electric Power Co., Inc.	720,117	0.1
76,488		Tokio Marine Holdings, Inc.	3,232,716	0.2
165,366	@	Tokyo Electric Power Co., Inc.	648,201	0.1
17,565		Tokyo Electron Ltd.	1,922,954	0.1
229,361		Tokyo Gas Co., Ltd.	1,047,515	0.1
25,311		Tokyo Tatemono Co., Ltd.	334,649	0.0
120,389		Tokyu Corp.	855,380	0.1
58,735		Tokyu Fudosan Holdings Corp.	319,695	0.0
66,432		Toppan Printing Co., Ltd.	679,012	0.1
160,903		Toray Industries, Inc.	1,432,050	0.1
450,619	@,L	Toshiba Corp.	971,319	0.1
16,434		Toto Ltd.	621,685	0.1
19,885		Toyo Seikan Group Holdings, Ltd.	323,579	0.0
11,188		Toyo Suisan Kaisha Ltd.	417,394	0.0
5,700		Toyoda Gosei Co., Ltd.	145,379	0.0
17,905		Toyota Industries Corp.	890,686	0.1
295,258		Toyota Motor Corp.	16,025,969	1.1
25,754		Toyota Tsusho Corp.	781,703	0.1
13,153		Trend Micro, Inc.	585,446	0.0
3,800		Tsuruha Holdings, Inc.	352,449	0.0
44,578		Unicharm Corp.	1,071,323	0.1
319		United Urban Investment Corp.	490,393	0.0
26,626		USS Co., Ltd.	445,945	0.0
18,221		West Japan Railway Co.	1,188,258	0.1
157,844	L	Yahoo! Japan Corp.	731,836	0.1
10,385		Yakult Honsha Co., Ltd.	577,973	0.0
72,937	L	Yamada Denki Co., Ltd.	364,621	0.0
25,000		Yamaguchi Financial Group, Inc.	271,193	0.0
19,607		Yamaha Corp.	542,424	0.0
30,904		Yamaha Motor Co., Ltd.	744,068	0.1
38,901		Yamato Holdings Co., Ltd.	815,142	0.1
13,400		Yamazaki Baking Co., Ltd.	275,901	0.0
27,442		Yaskawa Electric Corp.	552,636	0.0
24,973		Yokogawa Electric Corp.	393,845	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
12,769		Yokohama Rubber Co., Ltd.	$250,258	0.0
			343,886,285	23.0

		Luxembourg: 0.1%
4,218		RTL Group SA	339,380	0.0
169		SES S.A. - France	3,931	0.0
40,313	@	SES S.A. - Luxembourg	937,239	0.1
52,721		Tenaris S.A.	911,674	0.0
			2,192,224	0.1

		Macau: 0.1%
119,268		MGM China Holdings Ltd.	248,706	0.0
269,602		Sands China Ltd.	1,249,765	0.1
241,365		SJM Holdings Ltd.	196,448	0.0
177,679		Wynn Macau Ltd.	361,883	0.0
			2,056,802	0.1

		Mexico: 0.0%
26,131		Fresnillo PLC	509,145	0.0

		Netherlands: 5.5%
31,613	#	ABN AMRO Group NV	766,571	0.1
206,225		Aegon NV	1,050,483	0.1
17,796	@	AerCap Holdings NV	818,082	0.1
27,699		Akzo Nobel NV	2,293,037	0.2
41,640	@	Altice NV	941,847	0.1
12,134	@	Altice NV - B	274,082	0.0
207,431	@	ArcelorMittal	1,735,389	0.1
41,463		ASML Holding NV	5,501,863	0.4
10,275		Boskalis Westminster NV	354,001	0.0
65,292		Airbus SE	4,979,298	0.3
11,951	@	EXOR NV	617,962	0.0
9,266		Gemalto NV	516,914	0.0
11,117		Heineken Holding NV	883,025	0.1
25,888		Heineken NV	2,203,034	0.1
437,384		ING Groep NV	6,606,387	0.4
20,215		Koninklijke DSM NV	1,367,129	0.1
380,894		Koninklijke KPN NV	1,145,131	0.1
106,580		Koninklijke Philips NV	3,423,816	0.2
144,395		Koninklijke Ahold Delhaize NV	3,085,705	0.2
8,635		Koninklijke Vopak NV	376,074	0.0
35,327		NN Group NV	1,147,323	0.1
33,094	@	NXP Semiconductor NV - NXPI - US	3,425,229	0.2
23,896		QIAGEN NV	693,681	0.0
13,298	L	Randstad Holdings NV	766,605	0.1
111,004		Relx NV	2,059,307	0.1
490,600		Royal Dutch Shell PLC - Class A	12,931,341	0.9
422,089		Royal Dutch Shell PLC - Class B	11,602,958	0.8
184,083		Unilever NV	9,145,432	0.6
34,787		Wolters Kluwer NV	1,443,748	0.1
			82,155,454	5.5

		New Zealand: 0.2%
111,253		Auckland International Airport Ltd.	526,791	0.1
80,930		Contact Energy Ltd.	286,970	0.0
81,134		Fletcher Building Ltd.	472,650	0.0
56,005		Mercury NZ Ltd.	123,668	0.0
145,412		Meridian Energy Ltd.	285,347	0.0
45,693		Ryman Healthcare Ltd.	269,253	0.0
215,890		Spark New Zealand Ltd.	529,219	0.1
			2,493,898	0.2

		Norway: 0.6%
110,106	L	DNB ASA	1,748,327	0.1
24,402		Gjensidige Forsikring ASA	371,742	0.0
42,445		Marine Harvest	647,473	0.0
150,373		Norsk Hydro ASA	876,333	0.1
89,213		Orkla ASA	799,178	0.1
8,652	L	Schibsted ASA - Class A	222,720	0.0
9,351		Schibsted ASA - Class B	214,258	0.0
126,854		Statoil ASA	2,180,437	0.1
84,528		Telenor ASA	1,406,161	0.1
19,842		Yara International ASA	764,269	0.1
			9,230,898	0.6

		Portugal: 0.2%
266,990		EDP - Energias de Portugal SA	902,739	0.1
55,157		Galp Energia SGPS SA	836,590	0.1
29,604		Jeronimo Martins SGPS SA	529,003	0.0
			2,268,332	0.2

		Singapore: 1.3%
274,745		Ascendas Real Estate Investment Trust	494,754	0.0
185,800		CapitaLand Commercial Trust	205,149	0.0
310,296		CapitaLand Ltd.	805,412	0.1
316,101		CapitaLand Mall Trust	445,051	0.0
55,181		City Developments Ltd.	402,135	0.0
255,202		ComfortDelgro Corp., Ltd.	467,136	0.0
197,220		DBS Group Holdings Ltd.	2,731,871	0.2
732,812		Genting Singapore PLC	534,391	0.0
322,897		Global Logistic Properties Ltd.	641,654	0.1
849,769		Golden Agri-Resources Ltd.	234,016	0.0
634,473		Hutchison Port Holdings Trust	263,346	0.0
12,070		Jardine Cycle & Carriage Ltd.	378,055	0.0
166,204		Keppel Corp., Ltd.	824,408	0.1
345,922		Oversea-Chinese Banking Corp., Ltd.	2,402,779	0.2
128,094		SembCorp Industries Ltd.	291,094	0.0
65,260		Singapore Airlines Ltd.	469,768	0.0
65,700		Singapore Airport Terminal Services Ltd.	229,200	0.0
104,751		Singapore Exchange Ltd.	576,591	0.1
202,327		Singapore Press Holdings Ltd.	513,434	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
896,050		Singapore Telecommunications Ltd.	$2,511,033	0.2
200,706		Singapore Technologies Engineering Ltd.	535,147	0.0
47,000		StarHub Ltd.	96,758	0.0
193,200		Suntec Real Estate Investment Trust	247,312	0.0
142,856		United Overseas Bank Ltd.	2,256,450	0.2
35,600		United Overseas Land Ltd.	177,343	0.0
214,176		Wilmar International Ltd.	540,477	0.1
160,600		Yangzijiang Shipbuilding Holdings Ltd.	129,660	0.0
			19,404,424	1.3

		Spain: 3.3%
71,035		Abertis Infraestructuras S.A.	1,143,500	0.1
21,779		ACS Actividades de Construccion y Servicios S.A.	740,328	0.0
7,463	#	Aena SA	1,179,601	0.1
49,070		Amadeus IT Group SA	2,486,316	0.2
600,204		Banco de Sabadell SA	1,099,738	0.1
372,198	L	Banco Popular Espanol SA - Interim	360,921	0.0
1,646,346		Banco Santander SA	10,077,828	0.7
528,121	L	Bankia SA	601,162	0.0
78,956		Bankinter S.A.	662,063	0.0
741,412		Banco Bilbao Vizcaya Argentaria S.A.	5,755,358	0.4
402,575		CaixaBank SA	1,730,871	0.1
69,665		Distribuidora Internacional de Alimentacion SA	402,672	0.0
25,432		Enagas	659,797	0.0
35,554		Endesa S.A.	834,441	0.1
54,458		Ferrovial SA	1,088,478	0.1
38,966		Gas Natural SDG S.A.	852,336	0.1
33,378		Grifols SA	818,931	0.1
622,606		Iberdrola S.A.	4,448,467	0.3
123,018		Industria de Diseno Textil SA	4,332,285	0.3
119,575		Mapfre SA	409,558	0.0
49,585		Red Electrica Corp. SA	950,766	0.1
129,385		Repsol SA	2,004,555	0.1
525,430		Telefonica S.A.	5,881,330	0.4
22,613		Zardoya Otis SA	208,813	0.0
			48,730,115	3.3

		Sweden: 2.8%
32,452		Alfa Laval AB	611,649	0.0
112,361		Assa Abloy AB	2,309,884	0.2
75,437		Atlas Copco AB - A	2,659,085	0.2
44,178		Atlas Copco AB - B	1,403,349	0.1
30,337		Boliden AB	902,991	0.1
27,163		Electrolux AB	754,094	0.1
24,566	L	Getinge AB	430,728	0.0
8,559	L	ICA Gruppen AB	291,929	0.0
106,888		Hennes & Mauritz AB	2,727,868	0.2
29,319		Hexagon AB	1,176,711	0.1
51,221	@,L	Husqvarna AB - B Shares	449,091	0.0
16,542	@	Industrivarden AB	357,964	0.0
50,964		Investor AB	2,142,881	0.1
27,045		Kinnevik AB	720,918	0.0
3,876	@	Lundbergforetagen AB	262,705	0.0
22,053	@	Lundin Petroleum AB	447,592	0.0
7,821		Millicom International Cellular S.A.	436,105	0.0
342,631		Nordea Bank AB	3,909,022	0.3
119,184		Sandvik AB	1,780,245	0.1
36,325		Securitas AB	567,077	0.0
170,419		Skandinaviska Enskilda Banken AB	1,893,717	0.1
39,978	L	Skanska AB	940,897	0.1
44,078	L	SKF AB - B Shares	871,666	0.1
68,329	L	Svenska Cellulosa AB SCA	2,201,991	0.1
171,218	L	Svenska Handelsbanken AB	2,346,381	0.2
101,871	L	Swedbank AB	2,357,137	0.2
21,436		Swedish Match AB	696,646	0.0
40,637		Tele2 AB	387,881	0.0
344,191	L	Telefonaktiebolaget LM Ericsson	2,297,946	0.2
288,625		Telia Co. AB	1,210,014	0.1
173,346	L	Volvo AB - B Shares	2,557,200	0.2
			42,103,364	2.8

		Switzerland: 9.1%
211,986		ABB Ltd.	4,961,639	0.3
10,923		Actelion Ltd. - Reg	3,081,892	0.2
18,084		Adecco Group AG	1,284,044	0.1
9,883		Aryzta AG	317,333	0.0
5,528		Baloise Holding AG	759,615	0.1
235		Barry Callebaut AG	307,267	0.0
58,680		Cie Financiere Richemont SA	4,639,369	0.3
20,839		Coca-Cola HBC AG	537,981	0.0
223,617		Credit Suisse Group AG	3,327,113	0.2
5,007	@	Dufry Group	762,365	0.1
993	@	EMS-Chemie Holding AG	578,312	0.0
431		Galenica AG	454,381	0.0
4,119		Geberit AG - Reg	1,774,922	0.1
1,031		Givaudan	1,856,881	0.1
1,379,044	@	Glencore PLC	5,410,737	0.4
24,938		Julius Baer Group Ltd.	1,245,804	0.1
5,966		Kuehne & Nagel International AG	842,418	0.1
20,344		LafargeHolcim Ltd.	1,201,155	0.1
30,840		LafargeHolcim Ltd.-CHF	1,819,542	0.1
12		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	796,055	0.1
107	@	Chocoladefabriken Lindt & Sprungli AG - PC - LISP	606,294	0.0
6,441		Lonza Group AG	1,217,486	0.1
350,850		Nestle S.A.	26,928,359	1.8
251,912		Novartis AG	18,706,371	1.2
3,273	@	Pargesa Holding SA	231,335	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
1,925	@	Partners Group	$1,034,521	0.1
79,328		Roche Holding AG	20,286,843	1.4
5,086		Schindler Holding AG - Part Cert	983,817	0.1
2,411	@	Schindler Holding AG - Reg	457,433	0.0
611		SGS S.A.	1,303,030	0.1
243		Sika AG	1,457,444	0.1
6,239		Sonova Holding AG - Reg	865,443	0.1
70,963		STMicroelectronics NV	1,091,955	0.1
3,342		Swatch Group AG - BR	1,196,529	0.1
6,040		Swatch Group AG - Reg	420,603	0.0
3,531		Swiss Life Holding AG	1,138,616	0.1
7,476	@	Swiss Prime Site AG	658,248	0.0
36,520		Swiss Re Ltd.	3,280,084	0.2
2,866	L	Swisscom AG	1,321,113	0.1
10,421		Syngenta AG	4,602,336	0.3
412,245		UBS Group AG	6,589,577	0.4
28,278		Wolseley PLC	1,780,421	0.1
16,990		Zurich Insurance Group AG	4,533,963	0.3
			136,650,646	9.1

		United Arab Emirates: 0.0%
43,389	L	Mediclinic International PLC	387,537	0.0

		United Kingdom: 15.6%
108,413		3i Group PLC	1,017,894	0.1
103,365		Aberdeen Asset Management PLC	343,004	0.0
23,808		Admiral Group PLC	593,221	0.0
157,943	@	Anglo American PLC	2,413,205	0.2
43,756		Antofagasta PLC	456,840	0.0
56,316		Ashtead Group PLC	1,165,698	0.1
40,023		Associated British Foods PLC	1,307,377	0.1
142,606		AstraZeneca PLC	8,768,402	0.6
109,171	#	Auto Trader Group PLC	535,796	0.0
458,652		Aviva PLC	3,060,608	0.2
27,584		Babcock International Group	304,790	0.0
357,291		BAE Systems PLC	2,875,541	0.2
1,906,322		Barclays PLC	5,381,118	0.4
111,633		Barratt Developments PLC	764,687	0.1
14,504		Berkeley Group Holdings PLC	583,198	0.0
238,164		BHP Billiton PLC	3,673,414	0.2
2,124,302		BP PLC	12,227,705	0.8
210,230		British American Tobacco PLC	13,947,900	0.9
108,716		British Land Co. PLC	831,032	0.1
951,450		BT Group PLC	3,799,247	0.3
37,197		Bunzl PLC	1,081,147	0.1
49,895		Burberry Group PLC	1,076,767	0.1
74,189		Capita Group PLC	524,710	0.0
109,252		Intu Properties PLC	382,223	0.0
21,537		Carnival PLC	1,234,450	0.1
615,773		Centrica PLC	1,676,739	0.1
114,481		CNH Industrial NV	1,101,893	0.1
200,233		Cobham PLC	333,829	0.0
24,114		Coca-Cola European Partners PLC	900,710	0.1
184,531		Compass Group PLC	3,483,976	0.2
60,857		CRH PLC - London	2,143,330	0.1
14,427		Croda International PLC	644,401	0.0
283,855		Diageo PLC	8,128,228	0.5
152,894		Direct Line Insurance Group PLC	665,216	0.0
114,150		Dixons Carphone PLC	454,648	0.0
20,381		easyJet PLC	262,033	0.0
107,393		Experian PLC	2,190,947	0.1
101,350	@	Fiat Chrysler Automobiles NV	1,107,285	0.1
175,287		G4S PLC	668,213	0.0
191,549		GKN PLC	872,459	0.1
550,558		GlaxoSmithKline PLC	11,447,695	0.8
90,880		Hammerson PLC	649,825	0.0
28,924		Hargreaves Lansdown PLC	471,147	0.0
15,884		Hikma Pharmaceuticals PLC	394,546	0.0
2,241,674		HSBC Holdings PLC	18,284,957	1.2
33,128		IMI PLC	495,632	0.0
108,052		Imperial Brands PLC	5,236,585	0.4
50,875		Inmarsat PLC	542,007	0.0
22,129		InterContinental Hotels Group PLC	1,083,852	0.1
95,863		International Consolidated Airlines Group SA	633,203	0.0
18,489		Intertek Group PLC	910,078	0.1
72,320		Investec PLC - INVP - GBP	493,139	0.0
409,012		ITV PLC	1,122,804	0.1
182,305		J Sainsbury PLC	603,826	0.0
21,451		Johnson Matthey PLC	827,621	0.1
253,067		Kingfisher PLC	1,035,445	0.1
87,788		Land Securities Group PLC	1,165,932	0.1
672,271		Legal & General Group PLC	2,081,642	0.1
7,241,161		Lloyds Banking Group Plc	6,022,325	0.4
35,301		London Stock Exchange Group PLC	1,404,428	0.1
180,770		Marks & Spencer Group PLC	763,548	0.1
88,766		Meggitt PLC	495,427	0.0
75,321	#	Merlin Entertainments PLC	452,757	0.0
40,753		Mondi PLC	984,646	0.1
425,092		National Grid PLC	5,393,257	0.4
15,671		Next PLC	847,750	0.1
554,702		Old Mutual PLC	1,396,002	0.1
91,639		Pearson PLC	781,391	0.1
35,157		Persimmon PLC	922,399	0.1
32,332		Petrofac Ltd.	373,477	0.0
16,430		Provident Financial PLC	617,338	0.0
291,412		Prudential PLC	6,155,571	0.4
10,397		Randgold Resources Ltd.	908,490	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
71,436		Reckitt Benckiser Group PLC	$6,521,499	0.4
122,459		Relx PLC	2,397,516	0.2
139,589		Rio Tinto PLC	5,620,913	0.4
206,681		Rolls-Royce Holdings PLC	1,952,524	0.1
396,744	@	Royal Bank of Scotland Group PLC	1,203,024	0.1
97,488		Royal Mail PLC	519,224	0.0
116,510		RSA Insurance Group PLC	855,636	0.1
119,685		Sage Group PLC	945,443	0.1
14,913		Schroders PLC	565,973	0.0
113,460		SSE PLC	2,096,859	0.1
111,474		Segro PLC	637,336	0.0
26,328		Severn Trent PLC	785,338	0.1
101,528		Shire PLC	5,915,729	0.4
115,298		Sky PLC	1,410,068	0.1
99,885		Smith & Nephew PLC	1,520,826	0.1
44,054		Smiths Group PLC	895,107	0.1
58,886		St. James's Place PLC	783,826	0.1
369,446	@	Standard Chartered PLC	3,533,716	0.2
221,595		Standard Life PLC	985,288	0.1
49,938		Tate & Lyle PLC	478,536	0.0
362,784		Taylor Wimpey PLC	877,494	0.1
920,420	@	Tesco PLC	2,142,147	0.1
27,747		Travis Perkins PLC	526,387	0.0
144,864		Unilever PLC	7,145,728	0.5
75,068		United Utilities Group PLC	934,668	0.1
2,999,141		Vodafone Group PLC	7,815,702	0.5
24,094		Weir Group PLC	579,584	0.0
20,294		Whitbread PLC	1,006,978	0.1
101,853		William Hill PLC	371,439	0.0
245,845		WM Morrison Supermarkets PLC	739,815	0.1
197,270	#	Worldpay Group PLC	729,350	0.1
144,008		WPP PLC	3,156,516	0.2
			233,632,812	15.6

		United States: 0.1%
19,549	@	Mobileye NV	1,200,309	0.1

		Total Common Stock
		(Cost $1,356,661,084)	1,457,200,227	97.3

PREFERRED STOCK: 0.5%
		Germany: 0.5%
6,280		Bayerische Motoren Werke AG	493,983	0.0
8,395		Fuchs Petrolub AG	409,256	0.0
20,049		Henkel AG & Co. KGaA	2,569,792	0.2
17,221		Porsche AG	938,349	0.1
18,641	@	Schaeffler AG	327,465	0.0
20,898		Volkswagen AG	3,046,533	0.2

		Total Preferred Stock
		(Cost $8,223,191)	7,785,378	0.5

Rights: 0.1%
		Germany: 0.1%
155,209	@,L	Deutsche Bank AG	370,894	0.1

		Total Rights
		(Cost $–)	370,894	0.1

		Total Long-Term Investments
		(Cost $1,364,884,275)	1,465,356,499	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc: 2.7%
9,651,133	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $9,651,760, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $9,844,159, due 10/15/17-02/15/46)	9,651,133	0.7
2,030,936	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,031,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,071,555, due 04/01/17-02/20/67)	2,030,936	0.1
9,651,133	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $9,651,799, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $9,844,157, due 02/15/43-02/15/44)	9,651,133	0.6

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,651,133	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $9,651,847, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $9,844,156, due 08/15/21-09/09/49)	$9,651,133	0.7
9,651,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $9,651,814, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,844,132, due 01/15/19-02/15/46)	9,651,100	0.6
		40,635,435	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
22,597,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $22,597,000)	22,597,000	1.5

	Total Short-Term Investments
	(Cost $63,232,435)	63,232,435	4.2

	Total Investments in Securities (Cost $1,428,116,710)	$1,528,588,934	102.1
	Liabilities in Excess of Other Assets	(30,970,810)	(2.1)
	Net Assets	$1,497,618,124	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $1,443,382,830.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$211,519,847
Gross Unrealized Depreciation	(126,313,743)

Net Unrealized Appreciation	$85,206,104

Sector Diversification	Percentage of Net Assets
Financials	20.5%
Industrials	14.4
Consumer Discretionary	12.2
Consumer Staples	10.7
Health Care	10.5
Materials	7.5
Information Technology	5.7
Energy	4.7
Telecommunication Services	4.3
Real Estate	3.8
Utilities	3.6
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$110,851,577	$–	$110,851,577
Austria	–	3,024,616	–	3,024,616
Belgium	–	16,976,177	–	16,976,177
China	–	1,669,332	–	1,669,332
Denmark	–	23,901,248	–	23,901,248
Finland	–	14,130,018	–	14,130,018
France	–	140,158,631	–	140,158,631
Germany	1,982,919	127,311,560	–	129,294,479
Hong Kong	1,314,720	46,280,312	–	47,595,032
Ireland	1,437,637	4,640,381	–	6,078,018
Israel	4,961,877	3,689,554	–	8,651,431
Italy	–	27,967,423	–	27,967,423
Japan	–	343,886,285	–	343,886,285
Luxembourg	3,931	2,188,293	–	2,192,224
Macau	–	2,056,802	–	2,056,802
Mexico	–	509,145	–	509,145
Netherlands	13,388,743	68,766,711	–	82,155,454
New Zealand	123,668	2,370,230	–	2,493,898
Norway	–	9,230,898	–	9,230,898
Portugal	–	2,268,332	–	2,268,332
Singapore	–	19,404,424	–	19,404,424
Spain	–	48,730,115	–	48,730,115
Sweden	–	42,103,364	–	42,103,364
Switzerland	–	136,650,646	–	136,650,646
United Arab Emirates	–	387,537	–	387,537
United Kingdom	524,710	233,108,102	–	233,632,812
United States	1,200,309	–	–	1,200,309
Total Common Stock	24,938,514	1,432,261,713	–	1,457,200,227
Preferred Stock	–	7,785,378	–	7,785,378
Rights	370,894	–	–	370,894
Short-Term Investments	22,597,000	40,635,435	–	63,232,435
Total Investments, at fair value	$47,906,408	$1,480,682,526	$–	$1,528,588,934
Other Financial Instruments+
Futures	624,870	–	–	624,870
Total Assets	$48,531,278	$1,480,682,526	$–	$1,529,213,804

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $10,230,380 and $9,909,412 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	329	06/16/17	$29,313,900	$624,870
			$29,313,900	$624,870

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$624,870
Total Asset Derivatives		$624,870

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 19.2%
2,600		ABC-Mart, Inc.	$152,390	0.1
2,300		Adastria Co. Ltd.	57,351	0.0
700		Aeon Fantasy Co., Ltd.	18,196	0.0
3,600		Aisan Industry Co., Ltd.	30,369	0.0
13,070		Aisin Seiki Co., Ltd.	643,725	0.2
8,000	@	Akebono Brake Industry Co., Ltd.	25,059	0.0
1,400		Alpen Co., Ltd.	24,386	0.0
3,100		Alpine Electronics, Inc.	44,615	0.0
500		Amiyaki Tei Co., Ltd.	18,559	0.0
1,100		Amuse, Inc.	24,673	0.0
2,300		AOKI Holdings, Inc.	26,652	0.0
3,000		Aoyama Trading Co., Ltd.	103,171	0.1
800		Arata Corp.	21,838	0.0
3,000		Arc Land Sakamoto Co., Ltd.	36,117	0.0
1,200		Asahi Co., Ltd.	14,006	0.0
2,300		Asatsu-DK, Inc.	58,500	0.0
14,200		Asics Corp.	228,473	0.1
1,500		Askul Corp.	44,056	0.0
18,000		Atsugi Co., Ltd.	21,197	0.0
5,000	L	Autobacs Seven Co., Ltd.	74,319	0.0
3,200		Avex Group Holdings, Inc.	46,335	0.0
3,700		Belluna Co., Ltd.	27,664	0.0
4,900		Benesse Holdings, Inc.	153,380	0.1
6,400		Best Denki Co., Ltd.	8,755	0.0
7,800		BIC Camera, Inc.	71,728	0.0
51,400		Bridgestone Corp.	2,086,488	0.7
1,400		Can Do Co., Ltd.	22,314	0.0
3,700		Canon Marketing Japan, Inc.	73,685	0.0
11,600	L	Casio Computer Co., Ltd.	161,728	0.1
700		Central Sports Co., Ltd.	22,066	0.0
1,900		Chiyoda Co., Ltd.	44,586	0.0
1,300		Chofu Seisakusho Co., Ltd.	30,423	0.0
1,200		Chori Co., Ltd.	20,948	0.0
9,000		Clarion Co., Ltd.	37,209	0.0
1,600		Cleanup Corp.	11,781	0.0
5,400	L	Colowide Co., Ltd.	90,620	0.1
1,200		Corona Corp.	12,220	0.0
4,700		Create Restaurants Holdings, Inc.	41,765	0.0
8,100		CyberAgent, Inc.	240,182	0.1
2,500		Daido Metal Co., Ltd.	21,990	0.0
1,900		Daidoh Ltd.	7,332	0.0
2,300		Daiichikosho Co., Ltd.	92,599	0.1
1,300		Daikoku Denki Co., Ltd.	19,406	0.0
2,400		Daikyonishikawa Corp.	31,482	0.0
1,500		Dainichi Co., Ltd.	9,615	0.0
1,300		Daisyo Corp.	18,235	0.0
7,500		DCM Holdings Co., Ltd.	69,347	0.0
6,600	L	Dena Co., Ltd.	134,363	0.1
35,900		Denso Corp.	1,583,984	0.6
16,900		Dentsu, Inc.	920,405	0.3
3,300		Descente Ltd.	39,254	0.0
9,100		Don Quijote Holdings Co. Ltd.	316,738	0.1
1,900		Doshisha Co., Ltd.	35,260	0.0
2,400		Doutor Nichires Holdings Co., Ltd.	46,997	0.0
1,600		Dunlop Sports Co. Ltd.	14,945	0.0
5,000		Dynic Corp.	8,800	0.0
2,000		Eagle Industry Co., Ltd.	27,329	0.0
5,900	L	EDION Corp.	54,399	0.0
2,200		Exedy Corp.	63,013	0.0
1,400		Yondoshi Holdings, Inc.	31,267	0.0
2,400		Fast Retailing Co., Ltd.	755,240	0.3
2,600		FCC Co., Ltd.	51,900	0.0
1,600		Foster Electric Co., Ltd.	27,465	0.0
3,100		France Bed Holdings Co., Ltd.	25,831	0.0
1,200	L	F-Tech, Inc.	15,265	0.0
1,500		Fuji Co., Ltd.	32,839	0.0
45,200		Fuji Heavy Industries Ltd.	1,657,859	0.6
3,000		Fuji Kiko Co., Ltd.	14,894	0.0
4,000		Fuji Kyuko Co., Ltd.	35,449	0.0
14,300		Fuji Media Holdings, Inc.	198,167	0.1
1,000		Fujibo Holdings, Inc.	27,689	0.0
2,500		Fujikura Rubber Ltd.	15,416	0.0
7,000		Fujita Kanko, Inc.	21,929	0.0
5,000		Fujitsu General Ltd.	99,326	0.1
1,700		Funai Electric Co., Ltd.	14,465	0.0
2,000		Furukawa Battery Co., Ltd.	13,696	0.0
4,900		Futaba Industrial Co., Ltd.	35,329	0.0
800		Gakken Holdings Co., Ltd.	22,211	0.0
600		Genki Sushi Co., Ltd.	11,911	0.0
2,900		Geo Corp.	31,896	0.0
1,100		Globeride, Inc.	18,286	0.0
700		Goldwin, Inc.	36,894	0.0
1,000	@	Gourmet Kineya Co., Ltd.	9,550	0.0
4,900	L	IDOM, Inc.	31,242	0.0
12,000		Gunze Ltd.	49,087	0.0
7,235		H2O Retailing Corp.	116,296	0.1
20,800		Hakuhodo DY Holdings, Inc.	247,416	0.1
30		Hakuyosha Co., Ltd.	769	0.0
1,400		Happinet Corp.	21,710	0.0
1,500		Hard Off Corp. Co., Ltd.	15,079	0.0
1,400		Haruyama Trading Co., Ltd.	12,287	0.0
18,700		Haseko Corp.	202,736	0.1
4,288		Heiwa Corp.	106,877	0.1
1,692		Hiday Hidaka Corp.	36,613	0.0
1,700		Hikari Tsushin, Inc.	165,990	0.1
3,000		Hiramatsu, Inc.	18,006	0.0
2,400	L	HIS Co., Ltd.	56,254	0.0
130,700		Honda Motor Co., Ltd.	3,945,708	1.4
2,010		Honeys Co., Ltd.	20,107	0.0
3,400		Hoosiers Holdings Co. Ltd.	19,485	0.0
1,000	L	Ichibanya Co., Ltd.	33,086	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,000		Ichikoh Industries Ltd.	$14,873	0.0
11,520		Iida Group Holdings Co. Ltd.	177,277	0.1
2,500		Imasen Electric Industrial	22,620	0.0
1,400		Intage Holdings, Inc.	25,193	0.0
28,400		Isetan Mitsukoshi Holdings Ltd.	312,152	0.1
41,700		Isuzu Motors Ltd.	552,287	0.2
2,800		Izumi Co., Ltd.	125,742	0.1
18,200		J Front Retailing Co., Ltd.	270,345	0.1
2,200		Janome Sewing Machine Co., Ltd.	15,405	0.0
3,700		Japan Wool Textile Co., Ltd.	29,235	0.0
1,100		Jin Co. Ltd.	57,475	0.0
1,470		Joban Kosan Co. Ltd.	21,211	0.0
4,000		Joshin Denki Co., Ltd.	40,806	0.0
2,200		Joyful Honda Co. Ltd.	73,539	0.0
5,500	L	JP-Holdings, Inc.	13,854	0.0
13,370		JVC Kenwood Holdings, Inc.	34,887	0.0
3,986		Kadokawa Dwango Corp.	57,275	0.0
3,000	@,L	Kappa Create Co., Ltd.	33,313	0.0
2,500		Kasai Kogyo Co., Ltd.	32,164	0.0
1,000		Kawai Musical Instruments Manufacturing Co., Ltd.	20,937	0.0
16,000		KYB Corp.	83,375	0.1
3,300		Keihin Corp.	54,274	0.0
4,400		Keiyo Co., Ltd.	22,509	0.0
120,000	@,L	Kimuratan Corp.	7,545	0.0
11,000	@	KNT-CT Holdings Co., Ltd.	13,656	0.0
5,000	@	Kintetsu Department Store Co. Ltd.	15,305	0.0
2,100		Kisoji Co., Ltd.	46,166	0.0
2,400		Kohnan Shoji Co., Ltd.	45,461	0.0
8,700		Koito Manufacturing Co., Ltd.	453,431	0.2
3,800	@	Kojima Co., Ltd.	10,248	0.0
4,000		Komatsu Seiren Co., Ltd.	25,417	0.0
2,000		Komeri Co., Ltd.	49,492	0.0
2,400		Konaka Co., Ltd.	13,188	0.0
1,900		Kourakuen Holdings Corp.	28,642	0.0
6,520		Ks Holdings Corp.	119,941	0.1
1,100		Kura Corp.	46,070	0.0
17,000		Kurabo Industries Ltd.	37,509	0.0
2,520		Kyoritsu Maintenance Co., Ltd.	75,280	0.0
1,000		LEC, Inc.	21,455	0.0
5,200		Look, Inc.	9,734	0.0
1,100		Mars Engineering Corp.	22,862	0.0
15,200	L	Marui Group Co., Ltd.	207,118	0.1
3,700		Matsuya Co., Ltd.	35,142	0.0
800		Matsuya Foods Co., Ltd.	29,822	0.0
45,400		Mazda Motor Corp.	655,344	0.2
2,500		Meiko Network Japan Co., Ltd.	27,464	0.0
1,800		Meiwa Estate Co., Ltd.	11,462	0.0
2,000		Misawa Homes Co., Ltd.	18,680	0.0
2,900		Mitsuba Corp.	57,364	0.0
52,300		Mitsubishi Motors Corp.	313,736	0.1
2,000		Mitsui Home Co., Ltd.	11,184	0.0
8,000		Mizuno Corp.	41,355	0.0
600		Monogatari Corp.	27,554	0.0
2,000		MOS Food Services, Inc.	58,396	0.0
2,000		Musashi Seimitsu Industry Co., Ltd.	51,188	0.0
1,800		Nakayamafuku Co., Ltd.	13,502	0.0
16,000		Namco Bandai Holdings, Inc.	479,611	0.2
3,800	L	Next Co. Ltd	25,875	0.0
13,000	L	NGK Spark Plug Co., Ltd.	298,109	0.1
14,200		NHK Spring Co., Ltd.	157,221	0.1
10,000		Nice Holdings, Inc.	13,690	0.0
2,700		Nifco, Inc.	135,695	0.1
1,300		Nihon Eslead Corp.	17,695	0.0
25,100		Nikon Corp.	364,750	0.1
50	@	Nippon Columbia Co., Ltd.	312	0.0
1,800		Nippon Felt Co., Ltd.	8,271	0.0
900		Nippon Piston Ring Co., Ltd.	20,117	0.0
12,800		Nippon Television Network Corp.	221,366	0.1
2,700		Nishimatsuya Chain Co., Ltd.	30,542	0.0
170,900		Nissan Motor Co., Ltd.	1,647,883	0.6
6,300		Nissan Shatai Co., Ltd.	56,916	0.0
7,000		Nissei Build Kogyo Co., Ltd.	34,689	0.0
3,500		Nissin Kogyo Co., Ltd.	62,841	0.0
6,200		Nitori Co., Ltd.	787,395	0.3
1,500		Nojima Corp.	19,121	0.0
6,800		NOK Corp.	158,831	0.1
1,600		Ohashi Technica, Inc.	19,855	0.0
1,200		Ohsho Food Service Corp.	44,407	0.0
10,000		Onward Holdings Co., Ltd.	68,709	0.0
16,300		Oriental Land Co., Ltd.	937,006	0.3
3,700		Pacific Industrial Co., Ltd.	52,727	0.0
1,000		PAL Group Holdings Co., Ltd.	24,258	0.0
2,100		Paltac Corp.	58,564	0.0
6,000	L	PanaHome Corp.	55,075	0.0
167,150		Panasonic Corp.	1,891,672	0.7
1,000		Parco Co., Ltd.	10,715	0.0
4,400		Paris Miki Holdings, Inc.	18,530	0.0
800		PIA Corp.	21,090	0.0
2,400		Piolax, Inc.	54,981	0.0
22,700	@	Pioneer Corp.	45,145	0.0
1,900		Plenus Co., Ltd.	42,146	0.0
9,000		Press Kogyo Co., Ltd.	45,137	0.0
77,600		Rakuten, Inc.	779,696	0.3

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,300		Renaissance, Inc.	$20,927	0.0
6,100		Resorttrust, Inc.	107,570	0.1
1,400		Right On Co., Ltd.	12,099	0.0
800		Riken Corp.	35,376	0.0
1,600		Ringer Hut Co., Ltd.	32,852	0.0
2,600		Rinnai Corp.	207,121	0.1
3,940		Riso Kyoiku Co. Ltd.	23,994	0.0
5,900		Round One Corp.	46,909	0.0
2,600		Royal Holdings Co., Ltd.	52,632	0.0
1,900		Ryohin Keikaku Co., Ltd.	417,669	0.2
2,800		Sagami Chain Co., Ltd.	34,167	0.0
2,300		Saizeriya Co., Ltd.	57,748	0.0
900		Sakai Ovex Co., Ltd.	14,590	0.0
600		San Holdings, Inc.	8,749	0.0
9,000	@	Sanden Holdings Corp.	30,001	0.0
4,600		Sangetsu Co., Ltd.	77,086	0.0
3,700		Sankyo Co., Ltd.	123,931	0.1
4,700		Sankyo Seiko Co., Ltd.	16,516	0.0
4,200	L	Sanrio Co., Ltd.	77,336	0.0
811,000	@,L	Sansui Electric Co., Ltd.	–	–
7,000		Sanyo Electric Railway Co. Ltd	35,601	0.0
11,000		Sanyo Shokai Ltd.	16,321	0.0
3,500		Scroll Corp.	10,893	0.0
14,400		Sega Sammy Holdings, Inc.	193,681	0.1
11,000		Seiko Holdings Corp.	44,886	0.0
3,500		Seiren Co., Ltd.	52,388	0.0
34,400		Sekisui Chemical Co., Ltd.	579,917	0.2
50,700		Sekisui House Ltd.	835,981	0.3
3,700		Senshukai Co., Ltd.	26,710	0.0
3,500		Shimachu Co., Ltd.	85,444	0.1
1,700		Shimamura Co., Ltd.	225,360	0.1
5,800		Shimano, Inc.	849,515	0.3
900		Shimojima Co., Ltd.	9,413	0.0
1,400		Shobunsha Publications, Inc.	8,780	0.0
10,000		Shochiku Co., Ltd.	117,945	0.1
4,500	@	Showa Corp.	38,282	0.0
8,900	L	SKY Perfect JSAT Holdings, Inc.	37,739	0.0
5,400		Skylark Co. Ltd.	79,168	0.0
102,712		Sony Corp.	3,466,370	1.2
1,100		St. Marc Holdings Co., Ltd.	32,379	0.0
10,300		Stanley Electric Co., Ltd.	294,469	0.1
13,300		Start Today Co. Ltd.	295,576	0.1
1,500		Starts Corp., Inc.	31,335	0.0
1,300		Studio Alice Co., Ltd.	26,775	0.0
5,000		Suminoe Textile Co., Ltd.	12,755	0.0
56,900		Sumitomo Electric Industries Ltd.	945,870	0.3
10,900		Sumitomo Forestry Co., Ltd.	166,138	0.1
14,100		Sumitomo Rubber Industries, Inc.	240,575	0.1
28,900		Suzuki Motor Corp.	1,200,325	0.4
7,000		T RAD Co., Ltd.	20,747	0.0
2,700		Tachi-S Co., Ltd.	53,854	0.0
1,300		Taiho Kogyo Co., Ltd.	19,423	0.0
23,000		Takashimaya Co., Ltd.	201,604	0.1
2,400	@,L	Takata Corp.	10,326	0.0
1,040		Take And Give Needs Co., Ltd.	9,087	0.0
2,000		Takihyo Co., Ltd.	8,095	0.0
1,600		Tamron Co., Ltd.	28,983	0.0
4,000		TBK Co., Ltd.	18,056	0.0
1,700		TPR Co., Ltd.	55,859	0.0
1,800		T-Gaia Corp.	31,005	0.0
2,400		Toa Corp./Hyogo	20,876	0.0
1,100		Toabo Corp.	5,363	0.0
5,000		Toei Co., Ltd.	42,788	0.0
9,200		Toho Co., Ltd.	244,190	0.1
3,800		Tokai Rika Co., Ltd.	76,720	0.0
3,000		Sumitomo Riko Co., Ltd.	30,401	0.0
620		Token Corp.	48,738	0.0
9,300		Tokyo Broadcasting System Holdings, Inc.	166,823	0.1
2,250		Sac's Bar Holdings, Inc.	25,648	0.0
6,500		Tokyo Dome Corp.	60,435	0.0
14,000		Tokyotokeiba Co., Ltd.	32,458	0.0
5,700		Tomy Co., Ltd.	57,126	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	14,633	0.0
2,800		Topre Corp.	73,066	0.0
1,900		Toridoll Holdings Corp.	41,315	0.0
7,800		Toyo Tire & Rubber Co., Ltd.	140,442	0.1
4,400		Toyoda Gosei Co., Ltd.	112,223	0.1
5,200		Toyota Boshoku Corp.	120,944	0.1
13,000		Toyota Industries Corp.	646,687	0.2
175,982		Toyota Motor Corp.	9,551,924	3.3
3,300		TS Tech Co., Ltd.	88,920	0.1
5,850		TSI Holdings Co. Ltd.	42,195	0.0
500		Tsutsumi Jewelry Co., Ltd.	9,364	0.0
3,600		TV Asahi Holdings Corp.	68,213	0.0
1,300		Tv Tokyo Holdings Corp.	29,779	0.0
2,700		Unipres Corp.	56,487	0.0
2,100		United Arrows Ltd.	63,775	0.0
48,000	@	Unitika Ltd.	40,029	0.0
3,100	@	U-Shin Ltd.	20,432	0.0
18,200		USS Co., Ltd.	304,822	0.1
3,900		ValueCommerce Co. Ltd.	15,214	0.0
4,200		VT Holdings Co. Ltd.	21,884	0.0
9,000		Wacoal Holdings Corp.	111,184	0.1
2,100	L	WATAMI Co., Ltd.	23,545	0.0
800		Wowow, Inc.	27,755	0.0
1,900		Xebio Holdings Co., Ltd.	29,506	0.0
46,000	L	Yamada Denki Co., Ltd.	229,960	0.1
20,000	@	Yamada SxL Home Co. Ltd.	14,191	0.0
9,500		Yamaha Corp.	262,816	0.1
20,400		Yamaha Motor Co., Ltd.	491,165	0.2
1,500		Yellow Hat Ltd.	34,831	0.0
9,300		Yokohama Rubber Co., Ltd.	182,269	0.1
5,000		Yomiuri Land Co., Ltd.	19,337	0.0
1,700		Yorozu Corp.	26,185	0.0
5,600		Yoshinoya D&C Co., Ltd.	81,461	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,800	L	Zenrin Co., Ltd.	$38,479	0.0
7,300	L	Zensho Holdings Co., Ltd.	122,508	0.1
			55,876,657	19.2

		Consumer Staples: 8.5%
58,545		Aeon Co., Ltd.	857,248	0.3
800		Aeon Hokkaido Corp.	4,355	0.0
1,800		Ain Holdings, Inc.	121,522	0.1
33,100		Ajinomoto Co., Inc.	654,941	0.2
2,500		Arcs Co., Ltd.	59,815	0.0
1,400		Ariake Japan Co., Ltd.	88,309	0.0
2,300		Artnature, Inc.	15,392	0.0
30,500		Asahi Group Holdings, Ltd.	1,154,861	0.4
600		Belc Co., Ltd.	23,368	0.0
6,600	L	Calbee, Inc.	225,431	0.1
1,300		Cawachi Ltd.	35,230	0.0
2,300		Chubu Shiryo Co., Ltd.	24,692	0.0
10,252	L	Coca-Cola West Co., Ltd.	331,242	0.1
1,620		Cocokara fine, Inc.	70,477	0.0
900		Cosmos Pharmaceutical Corp.	176,222	0.1
2,000		Create SD Holdings	47,767	0.0
500		Daikokutenbussan Co., Ltd.	22,674	0.0
1,900		Ci:z Holdings Co. Ltd	56,470	0.0
900		Dydo Drinco, Inc.	42,141	0.0
1,100		Earth Chemical Co., Ltd.	59,221	0.0
5,800	@,L	Euglena Co. Ltd.	64,037	0.0
4,000		Ezaki Glico Co., Ltd.	194,539	0.1
6,290		FamilyMart UNY Holdings Co., Ltd.	375,305	0.1
3,200	L	FANCL Corp.	46,158	0.0
16,380		Feed One Co., Ltd.	29,159	0.0
4,500		Fuji Oil Holdings, Inc.	105,546	0.1
1,800		Fujicco Co., Ltd.	41,168	0.0
11,000		Fujiya Co., Ltd.	26,010	0.0
300		Genky Stores, Inc.	18,557	0.0
1,100		Axial Retailing, Inc.	42,015	0.0
1,200	@	Hayashikane Sangyo Co., Ltd.	9,318	0.0
2,800		Heiwado Co., Ltd.	68,081	0.0
1,900		Hokuto Corp.	34,341	0.0
6,000		House Foods Group, Inc.	131,078	0.1
1,900		Inageya Co., Ltd.	26,476	0.0
4,800		Ito En Ltd.	175,500	0.1
400		Itochu-Shokuhin Co., Ltd.	16,486	0.0
8,870		Itoham Yonekyu Holdings, Inc.	83,112	0.0
90,200		Japan Tobacco, Inc.	2,935,789	1.0
800		J-Oil Mills, Inc.	30,186	0.0
5,800		Kagome Co., Ltd.	151,036	0.1
900		Kameda Seika Co. Ltd.	39,476	0.0
38,900		Kao Corp.	2,136,254	0.8
2,400		Kato Sangyo Co., Ltd.	61,814	0.0
500		Kenko Mayonnaise Co. Ltd.	12,303	0.0
8,200		Kewpie Corp.	233,126	0.1
1,800		KEY Coffee, Inc.	35,288	0.0
11,000		Kikkoman Corp.	328,753	0.1
70,600		Kirin Holdings Co., Ltd.	1,335,493	0.5
4,100		Kobayashi Pharmaceutical Co., Ltd.	199,143	0.1
900		Kobe Bussan Co. Ltd.	34,871	0.0
2,400		Kose Corp.	218,114	0.1
1,100		Kotobuki Spirits Co. Ltd.	27,100	0.0
1,200	L	Kusuri no Aoki Holdings Co. Ltd.	53,517	0.0
1,100		Kyokuyo Co., Ltd.	29,026	0.0
3,900		Lawson, Inc.	265,183	0.1
1,100		Life Corp.	32,264	0.0
20,000		Lion Corp.	360,441	0.1
1,600		Mandom Corp.	75,305	0.0
8,000		Marudai Food Co., Ltd.	35,072	0.0
3,100		Maruha Nichiro Corp.	94,157	0.0
2,800		Matsumotokiyoshi Holdings Co., Ltd.	133,384	0.1
3,500		Megmilk Snow Brand Co., Ltd.	96,490	0.0
9,500		MEIJI Holdings Co., Ltd.	792,721	0.3
700		Meito Sangyo Co., Ltd.	9,291	0.0
812		Milbon Co., Ltd.	40,839	0.0
1,400		Ministop Co., Ltd.	26,323	0.0
1,700		Mitsubishi Shokuhin Co. Ltd.	52,818	0.0
1,200		Mitsui Sugar Co., Ltd.	29,195	0.0
15,000		Miyoshi Oil & Fat Co., Ltd.	18,992	0.0
3,300		Morinaga & Co., Ltd.	146,505	0.1
15,000		Morinaga Milk Industry Co., Ltd.	111,667	0.1
3,000		Morozoff Ltd.	14,906	0.0
1,000		Nagatanien Holdings Co., Ltd.	13,023	0.0
700		Nakamuraya Co., Ltd.	30,930	0.0
1,000		Natori Co., Ltd.	16,628	0.0
8,100		Nichirei Corp.	200,889	0.1
420		Nihon Chouzai Co., Ltd.	14,307	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	23,372	0.0
4,800		Nippon Flour Mills Co., Ltd.	71,052	0.0
11,000		NH Foods Ltd.	295,510	0.1
20,500		Nippon Suisan Kaisha Ltd.	102,400	0.0
10,000		Nisshin Oillio Group Ltd.	57,015	0.0
17,045		Nisshin Seifun Group, Inc.	254,823	0.1
6,300		Nissin Food Products Co., Ltd.	349,993	0.1
1,000		Noevir Holdings Co. Ltd.	41,445	0.0
9,000		Oenon Holdings, Inc.	20,065	0.0
1,000		OIE Sangyo Co., Ltd.	10,612	0.0
2,000		Okuwa Co., Ltd.	20,365	0.0
8,700		Pigeon Corp.	279,156	0.1
6,400		Pola Orbis Holdings, Inc.	154,640	0.1
12,000		Prima Meat Packers Ltd.	53,129	0.0
1,500		Qol Co. Ltd.	22,181	0.0
2,100		Rock Field Co., Ltd.	34,462	0.0
1,100		S Foods, Inc.	32,008	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,300		Sakata Seed Corp.	$72,276	0.0
1,100		San-A Co., Ltd.	50,137	0.0
5,300		Sapporo Holdings Ltd.	143,278	0.1
60,143		Seven & I Holdings Co., Ltd.	2,362,636	0.8
5,000		Shinyei Kaisha	8,557	0.0
28,700		Shiseido Co., Ltd.	755,404	0.3
6,000		Showa Sangyo Co., Ltd.	31,718	0.0
700		Sogo Medical Co., Ltd.	26,362	0.0
1,200		ST Corp.	19,523	0.0
800		Starzen Co., Ltd.	32,138	0.0
2,900		Sugi Holdings Co., Ltd.	133,266	0.1
5,400		Sundrug Co., Ltd.	181,682	0.1
10,900		Suntory Beverage & Food Ltd.	460,473	0.2
12,000		Takara Holdings, Inc.	129,776	0.1
400		Tobu Store Co., Ltd.	10,914	0.0
1,200		Toho Co., Ltd./Hyogo	28,035	0.0
2,900		Torigoe Co., Ltd.	21,388	0.0
7,800		Toyo Suisan Kaisha Ltd.	290,997	0.1
2,900		Tsuruha Holdings, Inc.	268,974	0.1
30,400		Unicharm Corp.	730,589	0.3
4,780		United Super Markets Holdings, Inc.	43,812	0.0
3,000		Valor Holdings Co., Ltd.	70,980	0.0
1,000		Warabeya Nichiyo Co., Ltd.	23,256	0.0
2,840		Welcia Holdings Co. Ltd.	79,550	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	17,342	0.0
8,700		Yakult Honsha Co., Ltd.	484,195	0.2
1,400		Yamatane Corp.	19,100	0.0
230		Yamaya Corp.	3,456	0.0
11,700		Yamazaki Baking Co., Ltd.	240,898	0.1
1,800		Yaoko Co., Ltd.	68,729	0.0
4,800	L	Yokohama Reito Co., Ltd.	47,778	0.0
1,000		Yomeishu Seizo Co., Ltd.	18,851	0.0
			24,729,181	8.5

		Energy: 1.0%
4,900		Fuji Oil Co., Ltd.	16,585	0.0
4,500		Cosmo Energy Holdings Co. Ltd.	77,571	0.1
7,200		Idemitsu Kosan Co., Ltd.	250,627	0.1
84,700		Inpex Corp.	835,224	0.3
2,700		Itochu Enex Co., Ltd.	22,345	0.0
700	@,L	Japan Drilling Co. Ltd.	14,767	0.0
400		Japan Oil Transportation Co., Ltd.	9,197	0.0
2,300		Japan Petroleum Exploration Co., Ltd.	52,800	0.0
229,660		JX Holdings, Inc.	1,130,742	0.4
2,800		Mitsuuroko Group Holdings Co., Ltd.	17,402	0.0
1,200		Modec, Inc.	25,596	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	20,869	0.0
2,600		Nippon Gas Co., Ltd.	75,958	0.0
1,000		Sala Corp.	5,585	0.0
4,500		San-Ai Oil Co., Ltd.	38,205	0.0
3,600		Shinko Plantech Co., Ltd.	27,503	0.0
12,800		Showa Shell Sekiyu KK	129,902	0.1
1,000		Sinanen Holdings Co., Ltd.	18,952	0.0
9,000		Toyo Kanetsu K K	23,878	0.0
			2,793,708	1.0

		Financials: 13.2%
21,000		77 Bank Ltd.	91,103	0.0
27,800	@	Acom Co., Ltd.	111,276	0.1
9,000	L	AEON Financial Service Co., Ltd.	169,938	0.1
500		Aichi Bank Ltd.	27,875	0.0
23,000	@,L	Aiful Corp.	67,708	0.0
8,000		Akita Bank Ltd.	24,959	0.0
1,300	@	Anicom Holdings, Inc.	27,502	0.0
11,000		Aomori Bank Ltd.	37,762	0.0
89,000		Aozora Bank Ltd.	328,563	0.1
12,000		Awa Bank Ltd.	76,126	0.0
800		Bank of Iwate Ltd.	33,894	0.0
25,000	L	Bank of Kyoto Ltd.	182,477	0.1
1,100	L	Bank of Nagoya Ltd.	39,630	0.0
1,500		Bank of Okinawa Ltd.	57,435	0.0
7,000		Bank of Saga Ltd.	19,199	0.0
3,000		Bank of the Ryukyus Ltd.	43,185	0.0
2,700		Tokyo Century Corp.	92,046	0.0
55,000		Chiba Bank Ltd.	353,907	0.1
5,200		Chiba Kogyo Bank Ltd.	28,792	0.0
9,600		Chugoku Bank Ltd.	140,109	0.1
800		Chukyo Bank Ltd.	16,874	0.0
92,828		Concordia Financial Group Ltd.	430,360	0.2
10,600		Credit Saison Co., Ltd.	189,963	0.1
86,800		Dai-ichi Life Holdings, Inc.	1,553,667	0.6
1,200		Daisan Bank Ltd.	17,913	0.0
16,000		Daishi Bank Ltd.	63,545	0.0
13,000		Daito Bank Ltd.	19,720	0.0
132,000		Daiwa Securities Group, Inc.	805,396	0.3
500		Dream Incubator, Inc.	9,902	0.0
800		eGuarantee, Inc.	17,661	0.0
1,600		Ehime Bank Ltd.	19,566	0.0
8,000		Eighteenth Bank Ltd.	25,864	0.0
11,800		FIDEA Holdings Co., Ltd.	21,954	0.0
5,700		Financial Products Group Co. Ltd.	50,695	0.0
14,000		Fukui Bank Ltd.	33,227	0.0
58,000		Fukuoka Financial Group, Inc.	251,936	0.1
34,000		Fukushima Bank Ltd.	28,688	0.0
1,600		Fuyo General Lease Co., Ltd.	71,835	0.0
2,000		GCA Corp.	17,033	0.0
30,500		Gunma Bank Ltd.	159,116	0.1
25,900		Hachijuni Bank Ltd.	146,144	0.1
41,000		Hiroshima Bank Ltd.	174,382	0.1
3,400		Hitachi Capital Corp.	82,413	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,000		Hokkoku Bank Ltd.	$57,030	0.0
1,500		Hokuetsu Bank Ltd.	38,753	0.0
9,200		Hokugin Financial Group, Inc.	144,433	0.1
12,000		Hyakugo Bank Ltd.	47,911	0.0
15,000		Hyakujushi Bank Ltd.	50,786	0.0
2,700		IBJ Leasing Co., Ltd.	57,730	0.0
4,500		Ichiyoshi Securities Co., Ltd.	33,923	0.0
2,500		IwaiCosmo Holdings, Inc.	24,518	0.0
14,100		Iyo Bank Ltd.	95,140	0.1
7,000		Jaccs Co., Ltd.	30,541	0.0
2,300	@	Jafco Co., Ltd.	77,383	0.0
1,999	@	Japan Asia Investment Co., Ltd.	7,847	0.0
38,900		Japan Post Bank Co. Ltd.	482,978	0.2
38,000		Japan Post Holdings Co. Ltd.	477,855	0.2
5,500		Japan Post Insurance Co. Ltd.	126,073	0.1
5,711		Japan Securities Finance Co., Ltd.	30,413	0.0
15,700		Jimoto Holdings, Inc.	26,742	0.0
19,000		Juroku Bank Ltd.	61,380	0.0
9,200		kabu.com Securities Co., Ltd.	29,981	0.0
2,700		Kansai Urban Banking Corp.	34,356	0.0
10,000		Keiyo Bank Ltd.	43,325	0.0
500		Kita-Nippon Bank Ltd.	14,434	0.0
5,000		Kiyo Bank Ltd.	76,779	0.0
7,000	@	Kosei Securities Co., Ltd.	11,410	0.0
2,600		Kyokuto Securities Co., Ltd.	37,352	0.0
22,020		Kyushu Financial Group, Inc.	134,868	0.1
5,300	L	Marusan Securities Co., Ltd.	43,729	0.0
7,400		Matsui Securities Co., Ltd.	57,997	0.0
67,890		Mebuki Financial Group, Inc.	271,289	0.1
10,000	L	Michinoku Bank Ltd.	16,779	0.0
800		Mie Bank Ltd.	16,894	0.0
1,400		Minato Bank Ltd.	26,014	0.0
5,400		Mito Securities Co., Ltd.	14,516	0.0
1,083,700		Mitsubishi UFJ Financial Group, Inc.	6,826,408	2.4
35,400		Mitsubishi UFJ Lease & Finance Co., Ltd.	176,909	0.1
43,011		MS&AD Insurance Group Holdings, Inc.	1,373,797	0.5
9,000		Miyazaki Bank Ltd.	27,760	0.0
1,946,300		Mizuho Financial Group, Inc.	3,572,584	1.2
16,600		Monex Group, Inc.	39,816	0.0
2,100		Musashino Bank Ltd.	62,253	0.0
600		Nagano Bank Ltd.	10,839	0.0
1,200		Nanto Bank Ltd.	43,981	0.0
9,400		Nishi-Nippon Financial Holdings, Inc.	94,525	0.0
30,050		Sompo Holdings, Inc.	1,103,990	0.4
294,700		Nomura Holdings, Inc.	1,824,293	0.6
23,200		North Pacific Bank Ltd.	87,997	0.0
19,000		Ogaki Kyoritsu Bank Ltd.	56,619	0.0
9,000		Oita Bank Ltd.	35,173	0.0
12,000		Okasan Holdings, Inc.	73,274	0.0
30,600	L	Orient Corp.	55,434	0.0
101,500		ORIX Corp.	1,506,518	0.5
44,400		Osaka Securities Exchange Co. Ltd.	633,335	0.2
1,800		Pocket Card Co., Ltd.	9,854	0.0
167,500		Resona Holdings, Inc.	900,459	0.3
1,300		Ricoh Leasing Co., Ltd.	41,768	0.0
7,600		San-In Godo Bank Ltd.	61,016	0.0
16,160		SBI Holdings, Inc.	225,803	0.1
15,930		Senshu Ikeda Holdings, Inc.	65,896	0.0
54,700	L	Seven Bank Ltd.	179,133	0.1
12,000		Shiga Bank Ltd.	61,585	0.0
13,000		Shikoku Bank Ltd.	33,958	0.0
700		Shimizu Bank Ltd.	21,311	0.0
134,000		Shinsei Bank Ltd.	246,912	0.1
38,000		Shizuoka Bank Ltd.	309,886	0.1
13,400		Sony Financial Holdings, Inc.	215,199	0.1
114,652		Sumitomo Mitsui Financial Group, Inc.	4,173,192	1.5
29,744		Sumitomo Mitsui Trust Holdings, Inc.	1,030,687	0.4
14,500		Suruga Bank Ltd.	306,055	0.1
52,000		T&D Holdings, Inc.	753,721	0.3
7,000		Taiko Bank Ltd.	13,872	0.0
8,800		Tochigi Bank Ltd.	40,631	0.0
11,000		Toho Bank Ltd.	41,464	0.0
13,000		Tohoku Bank Ltd.	17,962	0.0
15,600		Tokai Tokyo Financial Holdings	81,367	0.0
58,300		Tokio Marine Holdings, Inc.	2,464,012	0.9
2,128		Tokyo TY Financial Group, Inc.	64,002	0.0
1,100		Tomato Bank Ltd.	15,567	0.0
12,300		TOMONY Holdings, Inc.	65,082	0.0
600		Tottori Bank Ltd.	9,452	0.0
26,000		Towa Bank Ltd.	27,546	0.0
7,000		Toyo Securities Co., Ltd.	16,172	0.0
8,300		Tsukuba Bank Ltd.	23,277	0.0
7,000		Yamagata Bank Ltd.	30,472	0.0
13,000		Yamaguchi Financial Group, Inc.	141,020	0.1
9,000		Yamanashi Chuo Bank Ltd.	40,256	0.0
4,200		Zenkoku Hosho Co. Ltd.	143,483	0.1
			38,340,076	13.2

		Health Care: 6.9%
16,400		Alfresa Holdings Corp.	285,099	0.1
1,200		As One Corp.	52,052	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	27,937	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
156,100		Astellas Pharma, Inc.	$2,058,791	0.7
2,200		BML, Inc.	48,615	0.0
15,100		Chugai Pharmaceutical Co., Ltd.	519,792	0.2
1,000		CMIC Holdings Co., Ltd.	12,862	0.0
900		Create Medic Co., Ltd.	7,879	0.0
44,600		Daiichi Sankyo Co., Ltd.	1,006,224	0.4
2,700	L	Daiken Medical Co. Ltd.	19,438	0.0
10,500	L	Sumitomo Dainippon Pharma Co. Ltd.	173,747	0.1
1,060		Daito Pharmaceutical Co. Ltd.	21,354	0.0
1,600		Eiken Chemical Co., Ltd.	44,428	0.0
18,700		Eisai Co., Ltd.	971,132	0.3
2,100		EPS Holdings, Inc.	29,577	0.0
1,800		Falco Holdings Co. Ltd.	24,423	0.0
1,000		FINDEX, Inc.	9,591	0.0
800		Fuso Pharmaceutical Industries Ltd.	20,286	0.0
4,300		Hisamitsu Pharmaceutical Co., Inc.	246,187	0.1
1,100		Hogy Medical Co., Ltd.	69,288	0.0
30,200		Hoya Corp.	1,458,986	0.5
1,200	L	Japan Lifeline Co. Ltd	23,062	0.0
1,400	L	JCR Pharmaceuticals Co. Ltd.	31,122	0.0
6,000		Jeol Ltd.	31,883	0.0
2,900		Kaken Pharmaceutical Co., Ltd.	164,183	0.1
2,500		Kissei Pharmaceutical Co., Ltd.	65,679	0.0
3,700		Kyorin Co., Ltd.	78,284	0.0
18,000		Kyowa Hakko Kirin Co., Ltd.	286,021	0.1
13,400		M3, Inc.	333,961	0.1
2,100		Mani, Inc.	49,478	0.0
13,900		Medipal Holdings Corp.	218,399	0.1
800		Menicon Co. Ltd.	24,589	0.0
3,700		Miraca Holdings, Inc.	169,890	0.1
17,500		Mitsubishi Tanabe Pharma Corp.	365,383	0.1
1,000		Mochida Pharmaceutical Co., Ltd.	74,365	0.0
2,300		Nagaileben Co., Ltd.	47,666	0.0
3,100		NichiiGakkan Co., Ltd.	23,548	0.0
4,050	L	Nichi-iko Pharmaceutical Co., Ltd.	63,082	0.0
5,900		Nihon Kohden Corp.	132,450	0.1
5,000		Nikkiso Co., Ltd.	57,288	0.0
400		Nippon Chemiphar Co., Ltd.	19,003	0.0
3,600		Nippon Shinyaku Co., Ltd.	183,835	0.1
10,600		Nipro Corp.	149,700	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	17,481	0.0
23,000		Olympus Corp.	887,721	0.3
34,400		Ono Pharmaceutical Co., Ltd.	713,379	0.3
32,900		Otsuka Holdings Co. Ltd.	1,489,070	0.5
1,500		Paramount Bed Holdings Co. Ltd.	60,278	0.0
2,600	@,L	PeptiDream, Inc.	122,784	0.1
7,300	L	Rohto Pharmaceutical Co., Ltd.	137,072	0.1
27,400		Santen Pharmaceutical Co., Ltd.	397,990	0.1
2,600		Sawai Pharmaceutical Co., Ltd.	141,159	0.1
2,600		Seikagaku Corp.	43,383	0.0
1,700	@	Shin Nippon Biomedical Laboratories Ltd.	8,890	0.0
19,700		Shionogi & Co., Ltd.	1,019,822	0.4
2,900		Ship Healthcare Holdings, Inc.	77,457	0.0
6,430		Suzuken Co., Ltd.	211,297	0.1
11,300		Sysmex Corp.	687,506	0.2
1,500	L	Taiko Pharmaceutical Co. Ltd.	25,533	0.0
3,200		Taisho Pharmaceutical Holdings Co. Ltd.	260,556	0.1
3,000		Takara Bio, Inc.	41,210	0.0
57,200		Takeda Pharmaceutical Co., Ltd.	2,692,813	0.9
22,100		Terumo Corp.	768,263	0.3
4,500		Toho Holdings Co., Ltd.	94,442	0.0
700		Tokai Corp./Gifu	25,625	0.0
1,200		Torii Pharmaceutical Co., Ltd.	31,058	0.0
800		Towa Pharmaceutical Co., Ltd.	40,606	0.0
3,900		Tsukui Corp.	23,107	0.0
5,200		Tsumura & Co.	163,442	0.1
3,100		Vital KSK Holdings, Inc.	28,783	0.0
3,300		ZERIA Pharmaceutical Co., Ltd.	50,875	0.0
			19,962,161	6.9

		Industrials: 21.9%
1,900		Advan Co., Ltd.	20,564	0.0
1,700		Aeon Delight Co., Ltd.	53,551	0.0
4,900		Aica Kogyo Co., Ltd.	129,558	0.1
2,900		Aichi Corp.	22,395	0.0
4,400		Aida Engineering Ltd.	39,132	0.0
266,000		ANA Holdings, Inc.	813,562	0.3
20,100		Amada Holdings Co., Ltd.	230,085	0.1
3,000		Anest Iwata Corp.	27,356	0.0
6,000	@	Arrk Corp.	5,510	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	38,255	0.0
74,000		Asahi Glass Co., Ltd.	600,405	0.2
720		Asahi Kogyosha Co., Ltd.	20,497	0.0
7,000		Asanuma Corp.	20,112	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	10,877	0.0
3,500		Bando Chemical Industries Ltd.	31,066	0.0
2,000		Bell System24 Holdings, Inc.	17,404	0.0
3,700		Bunka Shutter Co., Ltd.	28,697	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
15,000		Central Glass Co., Ltd.	$63,985	0.0
12,100		Central Japan Railway Co.	1,976,412	0.7
800	L	Central Security Patrols Co., Ltd.	12,220	0.0
12,000		Chiyoda Corp.	77,614	0.0
1,100		Chiyoda Integre Co., Ltd.	23,592	0.0
1,800		Chudenko Corp.	38,231	0.0
9,000		Chugai Ro Co., Ltd.	17,568	0.0
4,700		CKD Corp.	59,589	0.0
6,000		COMSYS Holdings Corp.	107,613	0.1
2,600		Cosel Co., Ltd.	35,442	0.0
1,500		CTI Engineering Co., Ltd.	15,369	0.0
41,000		Dai Nippon Printing Co., Ltd.	443,676	0.2
3,000		Dai-Dan Co., Ltd.	28,610	0.0
7,200		Daifuku Co., Ltd.	180,082	0.1
8,000		Daihen Corp.	52,005	0.0
7,000		Daiho Corp.	34,861	0.0
5,000		Daiichi Jitsugyo Co., Ltd.	31,365	0.0
20,000		Daikin Industries Ltd.	2,016,765	0.7
3,000		Daiseki Co., Ltd.	61,371	0.0
2,200		Daiwa Industries Ltd.	22,924	0.0
1,900		Denyo Co., Ltd.	28,831	0.0
8,600		DMG Mori Co. Ltd.	134,842	0.1
4,300		Duskin Co., Ltd.	93,899	0.1
28,200		East Japan Railway Co.	2,462,467	0.9
6,700		Ebara Corp.	219,172	0.1
700		Ebara Jitsugyo Co. Ltd.	9,017	0.0
700		Endo Lighting Corp.	5,575	0.0
14,800		Fanuc Ltd.	3,046,896	1.1
17,800		Fudo Tetra Corp.	30,720	0.0
43,000		Fuji Electric Holdings Co., Ltd.	256,070	0.1
4,300		Fuji Machine Manufacturing Co., Ltd.	56,521	0.0
19,200		Fujikura Ltd.	138,520	0.1
4,400		Fujitec Co., Ltd.	48,487	0.0
3,000		Fukuda Corp.	27,402	0.0
900		Fukushima Industries Corp.	31,461	0.0
8,000		Fukuyama Transporting Co., Ltd.	48,007	0.0
2,500		Fullcast Co., Ltd.	24,584	0.0
2,640		Funai Soken Holdings, Inc.	46,773	0.0
23,000		Furukawa Co., Ltd.	42,432	0.0
5,100		Furukawa Electric Co., Ltd.	183,476	0.1
2,200		Futaba Corp.	39,001	0.0
1,000		Gakujo Co., Ltd.	11,431	0.0
1,100		Gecoss Corp.	10,730	0.0
4,500		Glory Ltd.	147,956	0.1
28,000		GS Yuasa Corp.	130,713	0.1
1,500		Hamakyorex Co., Ltd.	30,772	0.0
17,800		Hankyu Hanshin Holdings, Inc.	580,831	0.2
15,000		Hanwa Co., Ltd.	106,796	0.1
12,200		Hazama Ando Corp.	82,112	0.0
2,200		Hibiya Engineering Ltd.	32,391	0.0
20,000		Hino Motors Ltd.	242,481	0.1
2,700		Hisaka Works Ltd.	22,286	0.0
6,900		Hitachi Construction Machinery Co., Ltd.	172,654	0.1
2,800		Hitachi Transport System Ltd.	58,181	0.0
10,800		Hitachi Zosen Corp.	61,654	0.0
3,200		Hokuetsu Industries Co. Ltd.	29,338	0.0
3,200		Hoshizaki Corp.	252,934	0.1
800		Hosokawa Micron Corp.	30,493	0.0
2,000		Howa Machinery Ltd.	11,957	0.0
3,000		Ichinen Holdings Co., Ltd.	31,350	0.0
2,400		Idec Corp.	26,229	0.0
110,000	@	IHI Corp.	347,951	0.1
7,600		Iino Kaiun Kaisha Ltd.	33,311	0.0
2,000		Inaba Denki Sangyo Co., Ltd.	71,767	0.0
1,800		Inaba Seisakusho Co., Ltd.	21,772	0.0
3,000		Inabata & Co., Ltd.	36,716	0.0
1,330		Inui Global Logistics Co. Ltd.	11,167	0.0
15,000		Iseki & Co., Ltd.	30,805	0.0
104,900		Itochu Corp.	1,493,393	0.5
4,000		Itoki Corp.	25,298	0.0
6,000		Iwasaki Electric Co., Ltd.	9,257	0.0
15,000		Iwatani Corp.	87,434	0.0
25,800		Japan Airlines Co. Ltd.	819,149	0.3
4,400	L	Japan Airport Terminal Co., Ltd.	153,501	0.1
8,000		Japan Pulp & Paper Co., Ltd.	26,665	0.0
4,800		Japan Steel Works Ltd.	77,533	0.0
6,000		Japan Transcity Corp.	25,142	0.0
15,200		JGC Corp.	264,716	0.1
2,600		JK Holdings Co., Ltd.	15,470	0.0
20,970		LIXIL Group Corp.	532,966	0.2
15,200		JTEKT Corp.	236,465	0.1
2,700		Juki Corp.	31,904	0.0
70,000		Kajima Corp.	457,874	0.2
16,000		Kamigumi Co., Ltd.	138,664	0.1
2,000		Kanaden Corp.	19,397	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	19,156	0.0
2,100		Kanamoto Co., Ltd.	56,533	0.0
7,000		Kandenko Co., Ltd.	62,670	0.0
28,000		Kanematsu Corp.	50,450	0.0
2,500		Katakura Industries Co., Ltd.	31,360	0.0
1,200		Kato Works Co., Ltd.	29,779	0.0
300		Kawada Technologies, Inc.	19,165	0.0
110,000		Kawasaki Heavy Industries Ltd.	334,163	0.1
55,000	@,L	Kawasaki Kisen Kaisha Ltd.	146,624	0.1
31,000		Keihan Holdings Co., Ltd.	189,903	0.1
40,000		Keikyu Corp.	440,032	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
39,000		Keio Corp.	$309,832	0.1
10,900		Keisei Electric Railway Co., Ltd.	253,708	0.1
3,300	L	Kimura Chemical Plants Co., Ltd.	9,947	0.0
900		Kimura Unity Co., Ltd.	9,399	0.0
10,200		Kinden Corp.	142,830	0.1
2,000		King Jim Co., Ltd.	15,657	0.0
300	@	Kinki Sharyo Co., Ltd.	6,903	0.0
145,000		Kintetsu Group Holdings Co., Ltd.	524,224	0.2
3,000		Kintetsu World Express, Inc.	45,429	0.0
1,000		Kitagawa Iron Works Co., Ltd.	19,747	0.0
8,000		Kitano Construction Corp.	21,835	0.0
2,200		Kito Corp.	23,534	0.0
7,700		Kitz Corp.	51,347	0.0
4,000	@	Kobe Electric Railway Co. Ltd.	13,844	0.0
7,600		Kokuyo Co., Ltd.	98,262	0.1
395		Komaihal Tec, Inc.	7,920	0.0
70,100		Komatsu Ltd.	1,836,149	0.6
900		Komatsu Wall Industry Co., Ltd.	14,976	0.0
3,700		Komori Corp.	47,582	0.0
2,400		Konoike Transport Co. Ltd.	29,789	0.0
800	L	KRS Corp.	19,769	0.0
72,700		Kubota Corp.	1,095,842	0.4
27,000		Kumagai Gumi Co., Ltd.	70,583	0.0
8,300		Kurita Water Industries, Ltd.	201,545	0.1
1,900		Kuroda Electric Co., Ltd.	41,446	0.0
5,000		Kyodo Printing Co., Ltd.	16,256	0.0
3,400		Kyokuto Kaihatsu Kogyo Co., Ltd.	56,661	0.0
6,300		Kyowa Exeo Corp.	91,463	0.0
3,100		Kyudenko Corp.	84,517	0.0
10,900		Kyushu Railway Co.	335,324	0.1
4,000		Mabuchi Motor Co., Ltd.	225,795	0.1
10,000		Maeda Corp.	88,660	0.0
2,100		Maeda Kosen Co. Ltd	26,306	0.0
5,000		Maeda Road Construction Co., Ltd.	88,569	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	16,743	0.0
600		Maezawa Kyuso Industries Co., Ltd.	8,311	0.0
8,000		Makino Milling Machine Co., Ltd.	69,514	0.0
18,600		Makita Corp.	652,335	0.2
139,700		Marubeni Corp.	862,919	0.3
700		Maruka Machinery Co. Ltd.	11,353	0.0
6,000		Maruzen Showa Unyu Co., Ltd.	23,851	0.0
1,500		Matsuda Sangyo Co., Ltd.	20,095	0.0
2,600		Matsui Construction Co., Ltd.	23,429	0.0
2,000		Max Co., Ltd.	26,543	0.0
13,000		Meidensha Corp.	46,244	0.0
4,400		Meisei Industrial Co. Ltd.	25,376	0.0
1,900		Meitec Corp.	77,249	0.0
2,400		Meiwa Corp.	8,819	0.0
26,258		Minebea Co., Ltd.	351,076	0.1
4,610		Mirait Holdings Corp.	45,230	0.0
16,300		Misumi Group, Inc.	295,916	0.1
107,600		Mitsubishi Corp.	2,331,970	0.8
155,600		Mitsubishi Electric Corp.	2,241,931	0.8
241,000		Mitsubishi Heavy Industries Ltd.	969,725	0.4
9,000		Mitsubishi Logistics Corp.	124,246	0.1
9,000		Mitsubishi Kakoki Kaisha Ltd.	17,579	0.0
1,300		Mitsubishi Pencil Co., Ltd.	65,396	0.0
4,000		Mitsuboshi Belting Co., Ltd.	37,184	0.0
129,800		Mitsui & Co., Ltd.	1,884,959	0.7
51,000		Mitsui Engineering & Shipbuilding Co., Ltd.	79,175	0.0
1,700		Mitsui Matsushima Co., Ltd.	21,790	0.0
77,000		Mitsui OSK Lines Ltd.	241,985	0.1
12,000		Mitsui-Soko Holdings Co. Ltd.	35,860	0.0
6,500		Miura Co., Ltd.	104,772	0.1
6,000		Miyaji Engineering Group, Inc.	11,532	0.0
5,000		MonotaRO Co. Ltd.	154,953	0.1
2,600		Morita Holdings Corp.	37,908	0.0
3,100		Relia, Inc.	30,577	0.0
7,800		Nabtesco Corp.	207,560	0.1
1,900		NAC Co., Ltd.	16,530	0.0
15,000		Nachi-Fujikoshi Corp.	77,173	0.0
8,100		Nagase & Co., Ltd.	113,177	0.1
52,000	L	Nagoya Railroad Co., Ltd.	234,503	0.1
4,000		Nakabayashi Co. Ltd.	9,574	0.0
5,044		Namura Shipbuilding Co., Ltd.	30,169	0.0
31,000	L	Nankai Electric Railway Co., Ltd.	151,136	0.1
830		NC Holdings Co. Ltd.	6,740	0.0
800		NEC Capital Solutions Ltd.	12,279	0.0
18,800		NGK Insulators Ltd.	426,507	0.2
8,000		Nichias Corp.	80,566	0.0
600		Nichiden Corp.	18,079	0.0
2,000		Nichiha Corp.	58,934	0.0
3,200		Nichireki Co., Ltd.	26,221	0.0
18,814		Nidec Corp.	1,796,823	0.6
4,400		Nihon M&A Center, Inc.	143,577	0.1
500	L	Nihon Trim Co., Ltd.	16,692	0.0
800		Nikko Co. Ltd./Hyogo	14,479	0.0
4,000		Nippo Corp.	76,042	0.0
8,000	L	Nippon Carbon Co., Ltd.	24,049	0.0
2,200		Nippon Densetsu Kogyo Co., Ltd.	39,826	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
55,000		Nippon Express Co., Ltd.	$283,100	0.1
2,100		Nippon Hume Corp.	12,944	0.0
1,800		Nippon Kanzai Co., Ltd.	29,053	0.0
1,100		Nippon Koei Co. Ltd.	28,827	0.0
4,500		Nippon Holdings Co., Ltd.	96,384	0.1
20,500		Nippon Parking Development Co. Ltd.	27,360	0.0
6,000		Nippon Road Co., Ltd.	27,595	0.0
2,000		Nippon Seisen Co., Ltd.	12,415	0.0
8,000	@	Nippon Sharyo Ltd.	21,267	0.0
6,800	@,L	Nippon Sheet Glass Co., Ltd.	49,466	0.0
928		Nippon Steel & Sumikin Bussan Corp.	39,052	0.0
6,000		Nippon Thompson Co., Ltd.	32,607	0.0
122,880	@	Nippon Yusen KK	259,427	0.1
2,300		Mitsubishi Nichiyu Forklift Co., Ltd.	14,786	0.0
19,000		Nishimatsu Construction Co., Ltd.	93,576	0.0
18,000		Nishi-Nippon Railroad Co., Ltd.	76,084	0.0
1,200		Nishio Rent All Co., Ltd.	33,784	0.0
900		Nissei ASB Machine Co. Ltd	22,510	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	22,348	0.0
2,600	L	Nissha Printing Co., Ltd.	61,818	0.0
7,700		Nisshinbo Industries, Inc.	77,230	0.0
7,000		Nissin Corp.	23,430	0.0
2,800		Nissin Electric Co., Ltd.	32,459	0.0
1,300		Nitta Corp.	36,347	0.0
12,000		Nitto Boseki Co., Ltd.	59,810	0.0
2,500		Nitto Kogyo Corp.	34,582	0.0
1,000		Nitto Kohki Co., Ltd.	22,987	0.0
2,900		Nittoc Construction Co. Ltd.	11,343	0.0
3,200		Nomura Co., Ltd.	56,554	0.0
900		Noritake Co., Ltd.	23,062	0.0
2,700		Noritz Corp.	51,336	0.0
7,000		NS United Kaiun Kaisha Ltd.	15,087	0.0
29,700		NSK Ltd.	425,462	0.2
33,000		NTN Corp.	164,759	0.1
800		Obara Corp.	35,510	0.0
48,000		Obayashi Corp.	450,086	0.2
3,000		Obayashi Road Corp.	17,958	0.0
23,000		Odakyu Electric Railway Co., Ltd.	448,560	0.2
2,380		Oiles Corp.	44,068	0.0
4,100		Okabe Co., Ltd.	37,295	0.0
5,600		Okamura Corp.	49,810	0.0
10,000		OKK Corp.	10,613	0.0
10,000		Okuma Corp.	105,025	0.1
13,000		Okumura Corp.	79,178	0.0
1,900		Onoken Co., Ltd.	23,253	0.0
4,000		Organo Corp.	17,974	0.0
7,100		OSG Corp.	145,210	0.1
5,950		OSJB Holdings Corp.	14,763	0.0
1,100	L	Outsourcing, Inc.	43,731	0.0
2,100		Oyo Corp.	26,109	0.0
7,200		Park24 Co., Ltd.	189,174	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	22,240	0.0
17,700		Penta-Ocean Construction Co., Ltd.	85,662	0.0
2,500		Pilot Corp.	102,603	0.1
2,800		Prestige International, Inc.	25,241	0.0
1,200		Pronexus, Inc.	12,973	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	12,890	0.0
3,100		Raito Kogyo Co., Ltd.	31,589	0.0
33,600		Recruit Holdings Co. Ltd.	1,718,492	0.6
2,200		Rheon Automatic Machinery Co., Ltd.	20,371	0.0
9,000		Ryobi Ltd.	39,225	0.0
7,000		Sakai Heavy Industries Ltd.	21,428	0.0
600		Sakai Moving Service Co., Ltd.	16,704	0.0
3,800	@	Sanix, Inc.	6,398	0.0
3,500		Sanki Engineering Co., Ltd.	30,202	0.0
2,300		Sankyo Tateyama, Inc.	34,343	0.0
19,000		Sankyu, Inc.	115,566	0.1
15,500		Sanwa Holdings Corp.	145,488	0.1
5,000		Sanyo Denki Co. Ltd.	37,383	0.0
1,800		Sata Construction Co., Ltd.	6,876	0.0
2,000		Sato Holding Corp.	42,783	0.0
2,300		Sato Shoji Corp.	18,008	0.0
2,000		SBS Holdings, Inc.	14,483	0.0
15,600		Secom Co., Ltd.	1,120,976	0.4
400		Seibu Electric Industry Co., Ltd.	7,947	0.0
19,700		Seibu Holdings, Inc.	325,874	0.1
4,300		Seikitokyu Kogyo Co., Ltd.	20,573	0.0
9,500		Seino Holdings Corp.	106,978	0.1
2,500		Sekisui Jushi Corp.	41,584	0.0
7,300		Senko Co., Ltd.	47,137	0.0
6,000		Shibusawa Warehouse Co., Ltd.	19,084	0.0
900		Shibuya Corp.	24,484	0.0
2,100		Shima Seiki Manufacturing Ltd.	79,206	0.0
49,000		Shimizu Corp.	440,012	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	22,690	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	7,450	0.0
6,000		Shinmaywa Industries Ltd.	57,475	0.0
2,700		Shinnihon Corp.	21,693	0.0
500		Shinsho Corp.	10,766	0.0
1,700		Shinwa Co., Ltd./Nagoya	28,605	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,600		SHO-BOND Holdings Co., Ltd.	$70,448	0.0
11,000		Sinfonia Technology Co. Ltd.	32,115	0.0
4,100		Sintokogio Ltd.	35,748	0.0
4,500		SMC Corp.	1,334,091	0.5
2,000		Soda Nikka Co., Ltd.	9,048	0.0
2,900		Sodick Co., Ltd.	28,677	0.0
5,500		Sohgo Security Services Co., Ltd.	206,017	0.1
82,900		Sojitz Corp.	208,322	0.1
23,000		Sotetsu Holdings, Inc.	106,915	0.1
2,600		Star Micronics Co., Ltd.	39,923	0.0
1,000		Subaru Enterprise Co., Ltd.	4,334	0.0
800		Sugimoto & Co., Ltd.	10,947	0.0
8,600		Sumiseki Holdings, Inc.	7,415	0.0
89,100		Sumitomo Corp.	1,202,036	0.4
1,400		Sumitomo Densetsu Co., Ltd.	16,131	0.0
44,700		Sumitomo Heavy Industries	312,510	0.1
69,100		Sumitomo Mitsui Construction Co., Ltd.	75,145	0.0
4,000		Sumitomo Precision Products Co. Ltd.	12,844	0.0
11,000		Sumitomo Warehouse Co., Ltd./The	60,630	0.0
34,000	@	SWCC Showa Holdings Co., Ltd.	26,313	0.0
7,800		Tadano Ltd.	91,461	0.0
2,000		Taihei Dengyo Kaisha Ltd.	19,631	0.0
14,000		Taiheiyo Kouhatsu, Inc.	12,200	0.0
2,200		Taikisha Ltd.	53,974	0.0
82,500		Taisei Corp.	603,333	0.2
1,400		Takamatsu Construction Group Co., Ltd.	32,791	0.0
1,000		Takaoka Toko Co. Ltd.	18,321	0.0
1,200		Takara Printing Co., Ltd.	17,962	0.0
2,700		Takara Standard Co., Ltd.	42,993	0.0
4,300		Takasago Thermal Engineering Co., Ltd.	60,656	0.0
2,500	L	Takeei Corp.	23,568	0.0
2,600		Takeuchi Manufacturing Co. Ltd.	48,854	0.0
7,000		Takisawa Machine Tool Co., Ltd.	11,138	0.0
5,000		Takuma Co., Ltd.	49,095	0.0
3,000		Tanseisha Co., Ltd.	26,565	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	18,671	0.0
2,700		TechnoPro Holdings, Inc.	104,567	0.1
1,600		Teikoku Electric Manufacturing Co., Ltd.	15,985	0.0
2,000		Teikoku Sen-I Co., Ltd.	29,602	0.0
11,000	L	Tekken Corp.	33,144	0.0
11,600		Temp Holdings Co., Ltd.	217,499	0.1
10,000		THK Co., Ltd.	252,265	0.1
1,600	@	Toa Corp.	29,011	0.0
4,000		TOA Road Corp.	11,996	0.0
17,200		Tobishima Corp.	26,345	0.0
76,000		Tobu Railway Co., Ltd.	385,998	0.2
1,300		Tocalo Co., Ltd.	33,863	0.0
19,000		Toda Corp.	114,520	0.1
3,000		Toenec Corp.	15,019	0.0
7,200		Tokai Holdings Corp.	55,457	0.0
2,000		Tokyo Energy & Systems, Inc.	17,222	0.0
8,000		Tokyo Keiki, Inc.	16,613	0.0
2,500		Tokyo Sangyo Co. Ltd.	10,246	0.0
6,090		Tokyu Construction Co., Ltd.	47,969	0.0
77,000		Tokyu Corp.	547,096	0.2
4,700		Toli Corp.	16,000	0.0
1,900		Tomoe Corp.	6,267	0.0
2,300		Toppan Forms Co., Ltd.	22,576	0.0
40,000		Toppan Printing Co., Ltd.	408,846	0.2
2,200		Torishima Pump Manufacturing Co., Ltd.	21,671	0.0
326,000	@,L	Toshiba Corp.	702,700	0.3
10,000		Toshiba Machine Co., Ltd.	40,622	0.0
2,600		Toshiba Plant Systems & Services Corp.	38,054	0.0
4,000		Tosho Printing Co., Ltd.	18,378	0.0
1,900		Totetsu Kogyo Co., Ltd.	54,700	0.0
11,000		Toto Ltd.	416,121	0.2
6,400		Toyo Construction Co., Ltd.	23,010	0.0
11,000	@	Toyo Engineering Corp.	27,634	0.0
5,000		Toyo Logistics Co., Ltd.	15,549	0.0
1,200		Toyo Tanso Co., Ltd.	20,117	0.0
6,000		Toyo Wharf & Warehouse Co., Ltd.	9,829	0.0
15,800		Toyota Tsusho Corp.	479,572	0.2
600		Trancom Co. Ltd.	31,102	0.0
3,400		Trusco Nakayama Corp.	79,004	0.0
8,000		Tsubakimoto Chain Co.	66,934	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	11,023	0.0
4,000		Tsugami Corp.	26,611	0.0
3,300		Tsukishima Kikai Co., Ltd.	34,886	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	19,029	0.0
800		Uchida Yoko Co., Ltd.	18,566	0.0
4,100		Ueki Corp.	9,412	0.0
800		Union Tool Co.	25,166	0.0
8,400		Ushio, Inc.	106,391	0.1
17,000		Wakachiku Construction Co., Ltd.	22,298	0.0
3,000		Wakita & Co. Ltd.	28,534	0.0
700		Weathernews, Inc.	22,719	0.0
13,800		West Japan Railway Co.	899,948	0.3
2,800		Yahagi Construction Co., Ltd.	24,775	0.0
2,900		Yamabiko Corp.	34,010	0.0
25,700		Yamato Holdings Co., Ltd.	538,524	0.2
6,200		Yamazen Corp.	55,973	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,100		Yasuda Logistics Corp.	$14,152	0.0
2,700		Yokogawa Bridge Corp.	31,405	0.0
1,000		Yondenko Corp.	3,948	0.0
1,500		Yuasa Trading Co., Ltd.	41,643	0.0
4,000		Yuken Kogyo Co., Ltd.	8,130	0.0
2,000		Yusen Logistics Co. Ltd.	20,183	0.0
900		Yushin Precision Equipment Co., Ltd.	23,594	0.0
			63,642,240	21.9

		Information Technology: 10.9%
2,300		A&D Co., Ltd.	9,346	0.0
10,000		Advantest Corp.	186,886	0.1
2,200		Ai Holdings Corp.	52,431	0.0
400		Aichi Tokei Denki Co., Ltd.	13,487	0.0
1,200		Aiphone Co., Ltd.	19,425	0.0
1,280		Alpha Systems, Inc.	22,557	0.0
13,300		Alps Electric Co., Ltd.	377,118	0.1
4,500		Amano Corp.	90,017	0.1
9,600	L	Anritsu Corp.	72,800	0.0
1,000		Argo Graphics, Inc.	21,010	0.0
4,100	@	Arisawa Manufacturing Co., Ltd.	28,850	0.0
3,000		Asahi Net, Inc.	13,333	0.0
1,200		Ateam, Inc.	28,832	0.0
825		Axell Corp.	6,006	0.0
4,000		Broadleaf Co. Ltd.	27,437	0.0
18,900		Brother Industries Ltd.	395,240	0.2
2,200		CAC Holdings Corp.	21,254	0.0
1,600		Canon Electronics, Inc.	25,976	0.0
78,266		Canon, Inc.	2,444,142	0.9
3,600		Capcom Co., Ltd.	70,596	0.0
3,000		Computer Institute of Japan Ltd.	14,969	0.0
15,400		Citizen Watch Co., Ltd.	98,750	0.1
3,800	@	CMK Corp.	24,417	0.0
4,500	L	COLOPL, Inc.	41,773	0.0
3,400		Cookpad, Inc.	28,788	0.0
1,400		Cybernet Systems Co., Ltd.	9,170	0.0
3,600	L	Cybozu, Inc.	14,322	0.0
1,200		Dai-ichi Seiko Co. Ltd	18,967	0.0
3,000		Screen Holdings Co. Ltd.	221,372	0.1
14,000		Daiwabo Holdings Co., Ltd.	41,316	0.0
5,000		Denki Kogyo Co., Ltd.	25,292	0.0
4,100	@	Dexerials Corp.	40,570	0.0
1,000	L	Digital Arts, Inc.	27,396	0.0
2,200		Digital Garage, Inc.	45,601	0.0
2,000		Dip Corp.	43,717	0.0
1,800		Disco Corp.	274,850	0.1
2,100		DTS Corp.	52,650	0.0
1,700		Eizo Corp.	49,023	0.0
1,100		Elecom Co. Ltd	21,026	0.0
900		Enplas Corp.	24,983	0.0
1,500		ESPEC Corp.	18,732	0.0
1,000		Excel Co., Ltd.	13,471	0.0
5,400		F N Communications, Inc.	40,383	0.0
870		Faith, Inc.	9,513	0.0
2,300		Fuji Soft, Inc.	58,928	0.0
30,100		Fuji Film Holdings Corp.	1,179,855	0.4
139,000		Fujitsu Ltd.	853,235	0.3
2,700		Furuno Electric Co., Ltd.	17,408	0.0
5,600		GMO internet, Inc.	66,367	0.0
1,300	L	GMO Payment Gateway, Inc.	64,764	0.0
2,200		Gurunavi, Inc.	46,173	0.0
7,600		Gree, Inc.	48,010	0.0
1,400	@	Gumi, Inc.	15,077	0.0
29,100		GungHo Online Entertainment, Inc.	64,968	0.0
11,400		Hamamatsu Photonics KK	329,033	0.1
1,200	L	Hearts United Group Co. Ltd.	16,401	0.0
1,200		Hioki EE Corp.	25,275	0.0
2,265		Hirose Electric Co., Ltd.	313,793	0.1
5,100		Hitachi High-Technologies Corp.	208,333	0.1
3,900		Hitachi Kokusai Electric, Inc.	89,677	0.1
351,146		Hitachi Ltd.	1,906,635	0.7
2,200		Hitachi Maxell Ltd.	40,207	0.0
1,300		Hochiki Corp.	17,069	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	12,335	0.0
3,000		Horiba Ltd.	161,329	0.1
4,500		Hosiden Corp.	42,344	0.0
9,600		Ibiden Co., Ltd.	149,461	0.1
1,100	L	Icom, Inc.	25,347	0.0
3,100		Ines Corp.	30,010	0.0
1,430		I-Net Corp.	15,899	0.0
6,200		Infomart Corp.	35,557	0.0
2,600		Innotech Corp.	15,804	0.0
2,300		Internet Initiative Japan, Inc.	41,603	0.0
400		Iriso Electronics Co. Ltd.	25,697	0.0
1,300		Information Services International-Dentsu Ltd.	29,430	0.0
2,200	L	Istyle, Inc.	18,169	0.0
4,900		TIS, Inc.	125,207	0.1
3,900	@	Itfor, Inc.	21,703	0.0
3,400		Itochu Techno-Solutions Corp.	100,334	0.1
9,000		Iwatsu Electric Co., Ltd.	6,781	0.0
5,000		Japan Aviation Electronics Industry Ltd.	64,356	0.0
2,000		Japan Cash Machine Co., Ltd.	25,700	0.0
25,600	@,L	Japan Display, Inc.	59,911	0.0
1,200		Japan Material Co. Ltd.	19,950	0.0
1,000		Japan Radio Co., Ltd.	12,431	0.0
1,700		Jastec Co., Ltd.	15,917	0.0
1,100		JBCC Holdings, Inc.	7,722	0.0
2,800		Justsystems Corp.	34,707	0.0
1,800		Kaga Electronics Co., Ltd.	32,062	0.0
10,700		Kakaku.com, Inc.	146,072	0.1
1,500		Kanematsu Electronics Ltd.	38,286	0.0
6,600		Keyence Corp.	2,647,740	0.9

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,600	@,L	KLab, Inc.	$17,286	0.0
2,500		Koa Corp.	32,966	0.0
6,423		Konami Holdings Corp.	272,814	0.1
33,000		Konica Minolta, Inc.	295,997	0.1
23,900		Kyocera Corp.	1,335,230	0.5
3,200		Lasertec Corp.	43,108	0.0
2,500	@,L	LINE Corp.	96,359	0.1
1,000	@,L	Livesense, Inc.	4,718	0.0
3,200		Macnica Fuji Electronics Holdings, Inc.	45,520	0.0
1,700		Mamezou Holdings Co. Ltd.	13,190	0.0
2,000		Marubun Corp.	12,845	0.0
800		Maruwa Co., Ltd./Aichi	28,601	0.0
3,300	L	Marvelous, Inc.	25,914	0.0
1,400	@	Megachips Corp.	38,381	0.0
800		Melco Holdings, Inc.	23,142	0.0
2,600	L	Micronics Japan Co. Ltd.	23,115	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	26,984	0.0
1,000		Miroku Jyoho Service Co. Ltd.	16,556	0.0
15,255		Murata Manufacturing Co., Ltd.	2,173,312	0.8
3,200		Mutoh Holdings Co., Ltd.	6,945	0.0
1,600		Nagano Keiki Co., Ltd.	10,315	0.0
199,000	L	NEC Corp.	480,399	0.2
1,800		NEC Networks & System Integration Corp.	34,863	0.0
6,700		Net One systems Co., Ltd.	54,387	0.0
15,400		Nexon Co. Ltd.	244,894	0.1
4,700		Nichicon Corp.	43,797	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	14,722	0.0
4,300		Nihon Unisys Ltd.	58,838	0.0
8,900		Nintendo Co., Ltd.	2,065,146	0.7
1,100		Nippon Ceramic Co., Ltd.	23,946	0.0
13,000		Nippon Chemi-Con Corp.	42,620	0.0
30,000		Nippon Electric Glass Co., Ltd.	181,731	0.1
4,800		Nippon Signal Co., Ltd.	43,260	0.0
2,100		Nohmi Bosai Ltd.	28,914	0.0
10,632		Nomura Research Institute Ltd.	391,947	0.2
1,400		Noritsu Koki Co., Ltd.	11,304	0.0
2,400		NS Solutions Corp.	52,026	0.0
3,750		NSD CO., Ltd.	54,260	0.0
8,700		NTT Data Corp.	413,133	0.2
800		OBIC Business Consultants Co., Ltd.	40,238	0.0
4,900		Obic Co., Ltd.	234,096	0.1
1,100		Oizumi Corp.	5,803	0.0
6,000	L	Oki Electric Industry Ltd.	86,462	0.0
15,200		Omron Corp.	667,870	0.2
1,300		Optex Co., Ltd.	35,503	0.0
2,200		Oracle Corp. Japan	126,124	0.1
3,000		Origin Electric Co. Ltd.	8,236	0.0
3,000		Osaki Electric Co., Ltd.	26,096	0.0
3,900		Otsuka Corp.	211,908	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	16,105	0.0
7,000	@,L	Renesas Electronics Corp.	73,644	0.0
42,100		Ricoh Co., Ltd.	347,283	0.1
1,300		Riso Kagaku Corp.	22,853	0.0
7,000		Rohm Co., Ltd.	466,025	0.2
1,000		Roland DG Corp.	30,129	0.0
2,000		Ryosan Co., Ltd.	60,290	0.0
1,500		Ryoyo Electro Corp.	22,158	0.0
1,100	L	Sakura Internet, Inc.	9,085	0.0
10,000	@	Sanken Electric Co., Ltd.	43,895	0.0
1,500		Sanshin Electronics Co., Ltd.	17,122	0.0
2,000		Satori Electric Co., Ltd.	14,588	0.0
7,000		Saxa Holdings, Inc.	13,508	0.0
21,500		Seiko Epson Corp.	453,628	0.2
5,000		Shibaura Mechatronics Corp.	13,063	0.0
18,000		Shimadzu Corp.	286,466	0.1
4,000		Shindengen Electric Manufacturing Co., Ltd.	16,784	0.0
1,500	@	Shinkawa Ltd.	11,256	0.0
6,500		Shinko Electric Industries	43,627	0.0
2,600		Shinko Shoji Co., Ltd.	28,522	0.0
1,200		Siix Corp.	48,523	0.0
6,000		SMK Corp.	21,397	0.0
2,300		SMS Co. Ltd.	58,426	0.0
400		Softbank Technology Corp.	14,244	0.0
1,700		Sourcenext Corp.	8,733	0.0
5,500		Square Enix Holdings Co., Ltd.	156,128	0.1
1,100		SRA Holdings	29,123	0.0
15,900		Sumco Corp.	265,597	0.1
3,844		SCSK Corp.	152,661	0.1
1,600		Systena Corp.	24,639	0.0
1,740		Tachibana Eletech Co., Ltd.	21,685	0.0
7,400		Taiyo Yuden Co., Ltd.	93,871	0.1
800		Takachiho Koheki Co. Ltd.	7,210	0.0
7,000		Tamura Corp.	31,148	0.0
8,100		TDK Corp.	514,309	0.2
20,000	@,L	Teac Corp.	7,554	0.0
3,360		Koei Tecmo Holdings Co. Ltd.	63,823	0.0
1,400		TKC	40,083	0.0
9,800		Tokyo Electron Ltd.	1,072,869	0.4
2,800		Tokyo Seimitsu Co., Ltd.	88,410	0.0
7,100		Topcon Corp.	127,179	0.1
10,000	@	Toshiba Tec Corp.	56,159	0.0
700		Toukei Computer Co., Ltd.	14,547	0.0
1,200		Towa Corp.	21,481	0.0
3,100		Toyo Corp./Chuo-ku	28,232	0.0
2,000	@	Transcosmos, Inc.	47,043	0.0
7,600		Trend Micro, Inc.	338,279	0.1
1,500		UKC Holdings Corp.	27,581	0.0
2,400		Ulvac, Inc.	112,177	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
8,000	@	Uniden Holdings Corp.	$13,091	0.0
400		V Technology Co. Ltd.	61,672	0.0
11,800		Wacom Co., Ltd.	42,672	0.0
102,600	L	Yahoo! Japan Corp.	475,700	0.2
1,600		Yamaichi Electronics Co., Ltd.	23,752	0.0
4,200		Azbil Corp.	141,454	0.1
16,600		Yaskawa Electric Corp.	334,296	0.1
15,800		Yokogawa Electric Corp.	249,179	0.1
1,500		Yokowo Co., Ltd.	18,558	0.0
			31,520,203	10.9

		Materials: 7.1%
1,900		Achilles Corp.	28,737	0.0
6,000		ADEKA Corp.	87,675	0.0
700		Aichi Steel Corp.	27,880	0.0
12,200		Air Water, Inc.	225,575	0.1
1,000		Alconix Corp.	16,589	0.0
2,000		Asahi Holdings, Inc.	36,256	0.0
94,000		Asahi Kasei Corp.	913,344	0.3
6,000		Asahi Yukizia Corp.	12,623	0.0
2,700		Asia Pile Holdings Corp.	14,842	0.0
1,800		Carlit Holdings Co. Ltd.	9,246	0.0
8,000		Chuetsu Pulp & Paper Co., Ltd.	16,555	0.0
5,000		Chugoku Marine Paints Ltd.	37,174	0.0
14,000		Dai Nippon Toryo Co., Ltd.	31,248	0.0
19,800		Daicel Corp.	239,095	0.1
26,000		Daido Steel Co., Ltd.	124,540	0.1
4,000		DKS Co. Ltd.	15,342	0.0
1,300		Daiken Corp.	24,068	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	17,941	0.0
7,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	47,370	0.0
5,900		Daio Paper Corp.	75,470	0.0
8,000	L	Osaka Soda Co., Ltd.	35,790	0.0
30,000		Denka Co., Ltd.	156,036	0.1
5,900		DIC Corp.	218,171	0.1
17,000	L	Dowa Holdings Co., Ltd.	122,311	0.1
1,200		JCU Corp.	38,289	0.0
1,300		FP Corp.	60,795	0.0
3,400		Fuji Seal International, Inc.	73,680	0.0
2,000		Fujikura Kasei Co., Ltd.	11,634	0.0
1,400		Fujimi, Inc.	28,176	0.0
1,200		Fujimori Kogyo Co., Ltd.	33,490	0.0
20,338		UACJ Corp.	53,439	0.0
1,200		Godo Steel Ltd.	18,777	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	16,380	0.0
1,000		Hakudo Co., Ltd.	15,502	0.0
3,000		Harima Chemicals, Inc.	21,080	0.0
8,000		Hitachi Chemical Co., Ltd.	222,229	0.1
14,820		Hitachi Metals Ltd.	208,454	0.1
5,000		Hokkan Holdings Ltd.	22,644	0.0
7,300		Hokuetsu Kishu Paper Co. Ltd.	51,029	0.0
2,700		Ihara Chemical Industry Co., Ltd.	24,519	0.0
2,800	@	Ishihara Sangyo Kaisha Ltd.	28,021	0.0
500		Japan Pure Chemical Co. Ltd.	10,604	0.0
41,447		JFE Holdings, Inc.	712,875	0.3
800		JSP Corp.	18,678	0.0
15,000		JSR Corp.	253,801	0.1
19,000		Kaneka Corp.	142,105	0.1
15,700		Kansai Paint Co., Ltd.	335,059	0.1
3,000		Kanto Denka Kogyo Co., Ltd.	25,931	0.0
5,800		Kimoto Co., Ltd.	11,841	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	16,044	0.0
26,100	@	Kobe Steel Ltd.	238,826	0.1
1,100		Kohsoku Corp.	11,154	0.0
2,200		Konishi Co., Ltd.	26,534	0.0
4,000		Krosaki Harima Corp.	15,917	0.0
3,800		Kumiai Chemical Industry Co., Ltd.	21,672	0.0
24,800		Kuraray Co., Ltd.	377,273	0.1
1,100		KUREHA Corp.	48,478	0.0
900		Kurimoto Ltd.	17,785	0.0
1,900		Kyoei Steel Ltd.	34,060	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	8,642	0.0
3,400		Lintec Corp.	72,606	0.0
5,000		Maruichi Steel Tube Ltd.	142,691	0.1
1,800		MEC Co., Ltd./Japan	20,658	0.0
1,000		Mitani Sekisan Co. Ltd.	23,126	0.0
101,200		Mitsubishi Chemical Holdings Corp.	785,710	0.3
14,000		Mitsubishi Gas Chemical Co., Inc.	291,597	0.1
9,352		Mitsubishi Materials Corp.	283,861	0.1
4,200	@	Mitsubishi Paper Mills Ltd.	27,643	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	23,709	0.0
68,000		Mitsui Chemicals, Inc.	336,890	0.1
42,000		Mitsui Mining & Smelting Co., Ltd.	142,945	0.1
800		Moresco Corp.	12,231	0.0
1,700		Nakayama Steel Works Ltd.	11,101	0.0
3,300		Neturen Co., Ltd.	26,887	0.0
4,400		Nihon Nohyaku Co., Ltd.	27,672	0.0
7,400		Nihon Parkerizing Co., Ltd.	91,918	0.0
12,000		Nihon Yamamura Glass Co., Ltd.	21,345	0.0
14,000		Nippon Carbide Industries Co., Inc.	19,277	0.0
5,000		Nippon Concrete Industries Co., Ltd.	16,086	0.0
11,000		Nippon Denko Co., Ltd.	38,499	0.0
2,300		Nippon Fine Chemical Co., Ltd.	19,615	0.0
10,000		Nippon Kayaku Co., Ltd.	135,892	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
700		Nippon Kinzoku Co., Ltd.	$9,027	0.0
16,000	@	Nippon Koshuha Steel Co., Ltd.	12,230	0.0
36,200		Nippon Light Metal Holdings Co. Ltd.	79,896	0.0
11,500		Nippon Paint Holdings Co., Ltd.	401,657	0.2
6,729	L	Nippon Paper Industries Co. Ltd.	121,128	0.1
1,800		Nippon Pillar Packing Co., Ltd.	24,349	0.0
2,400		Nippon Shokubai Co., Ltd.	163,774	0.1
9,000		Nippon Soda Co., Ltd.	49,867	0.0
68,465		Nippon Steel & Sumitomo Metal Corp.	1,581,773	0.6
2,000		Nippon Valqua Industries Ltd.	32,921	0.0
13,600		Nippon Yakin Kogyo Co., Ltd.	26,051	0.0
8,400		Nissan Chemical Industries Ltd.	245,045	0.1
6,476	@	Nisshin Steel Co. Ltd.	85,536	0.0
500		Nittetsu Mining Co., Ltd.	27,085	0.0
10,900		Nitto Denko Corp.	843,224	0.3
11,000		NOF Corp.	117,030	0.1
57,000		OJI Paper Co., Ltd.	267,321	0.1
5,000		Okamoto Industries, Inc.	53,547	0.0
4,000		Okura Industrial Co., Ltd.	19,790	0.0
800		Osaka Steel Co., Ltd.	14,516	0.0
1,400	@	OSAKA Titanium Technologies Co., Ltd.	21,732	0.0
11,000	@	Pacific Metals Co., Ltd.	38,463	0.0
1,000		Pack Corp.	28,381	0.0
10,000	@	Rasa Industries Ltd.	12,931	0.0
15,000		Rengo Co., Ltd.	86,886	0.0
3,000		Riken Technos Corp.	14,383	0.0
6,000		Sakai Chemical Industry Co. Ltd.	21,030	0.0
2,900		Sakata INX Corp.	40,020	0.0
800		Sanyo Chemical Industries Ltd.	33,652	0.0
8,000		Sanyo Special Steel Co., Ltd.	42,565	0.0
1,100	L	Seiko PMC Corp.	12,886	0.0
2,700		Sekisui Plastics Co., Ltd.	18,879	0.0
3,000		Shikoku Chemicals Corp.	32,367	0.0
4,000		Shinagawa Refractories Co., Ltd.	10,881	0.0
27,500		Shin-Etsu Chemical Co., Ltd.	2,390,282	0.8
3,800		Shin-Etsu Polymer Co., Ltd.	26,831	0.0
10,400	@	Showa Denko KK	185,621	0.1
900	L	Stella Chemifa Corp.	25,688	0.0
14,000		Sumitomo Bakelite Co., Ltd.	84,610	0.0
112,000		Sumitomo Chemical Co., Ltd.	627,324	0.2
39,000		Sumitomo Metal Mining Co., Ltd.	557,744	0.2
27,000		Sumitomo Osaka Cement Co., Ltd.	112,597	0.1
600		Sumitomo Seika Chemicals Co., Ltd.	25,588	0.0
2,200		T Hasegawa Co., Ltd.	41,877	0.0
90,125		Taiheiyo Cement Corp.	302,431	0.1
800	L	Taisei Lamick Co., Ltd.	20,172	0.0
1,300		Taiyo Ink Manufacturing Co., Ltd.	57,069	0.0
11,300		Taiyo Nippon Sanso Corp.	132,276	0.1
1,200		Takasago International Corp.	38,600	0.0
4,000		Takiron Co., Ltd.	20,834	0.0
3,000		Tayca Corp.	20,404	0.0
12,200		Teijin Ltd.	230,366	0.1
1,400		Tenma Corp.	25,853	0.0
8,600		Toagosei Co., Ltd.	98,331	0.0
4,000		Toda Kogyo Corp.	9,820	0.0
3,000		Toho Titanium Co., Ltd.	23,534	0.0
9,000		Toho Zinc Co., Ltd.	44,259	0.0
13,500		Tokai Carbon Co., Ltd.	58,984	0.0
900		Tokushu Tokai Holdings Co., Ltd.	33,776	0.0
24,000	@	Tokuyama Corp.	116,201	0.1
2,700		Tokyo Ohka Kogyo Co., Ltd.	89,856	0.0
1,400	L	Tokyo Rope Manufacturing Co., Ltd.	21,224	0.0
7,800		Tokyo Steel Manufacturing Co., Ltd.	65,743	0.0
5,000		Tokyo Tekko Co., Ltd.	20,526	0.0
6,000		Tomoegawa Co., Ltd.	12,422	0.0
6,000		Tomoku Co., Ltd.	18,056	0.0
1,200		Topy Industries Ltd.	31,927	0.0
109,000		Toray Industries, Inc.	970,109	0.4
44,000		Tosoh Corp.	387,135	0.1
13,000		Toyo Ink SC Holdings Co., Ltd.	62,680	0.0
3,500		Toyo Kohan Co., Ltd.	12,134	0.0
10,200		Toyo Seikan Group Holdings, Ltd.	165,980	0.1
59,000		Toyobo Co., Ltd.	102,605	0.1
4,000		TYK Corp.	7,556	0.0
76,000		Ube Industries Ltd.	171,635	0.1
5,000		Wood One Co., Ltd.	12,927	0.0
1,400	L	W-Scope Corp.	20,666	0.0
3,100		Yamato Kogyo Co., Ltd.	80,200	0.0
1,900		Yodogawa Steel Works Ltd.	51,733	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	13,582	0.0
13,000		Zeon Corp.	148,539	0.1
			20,730,384	7.1

		Real Estate: 3.0%
8,770		Aeon Mall Co., Ltd.	138,373	0.1
3,700		Airport Facilities Co., Ltd.	18,760	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
14,100		Asset Managers Co., Ltd.	$41,413	0.0
4,200		Daibiru Corp.	36,959	0.0
25,000		Daikyo, Inc.	49,745	0.0
6,000		Daito Trust Construction Co., Ltd.	824,980	0.3
48,160		Daiwa House Industry Co., Ltd.	1,384,309	0.5
1,420		Goldcrest Co., Ltd.	25,573	0.0
3,300		Heiwa Real Estate Co., Ltd.	46,782	0.0
4,200		Keihanshin Building Co. Ltd.	23,168	0.0
20,500		Kenedix, Inc.	81,693	0.0
19,200		Leopalace21 Corp.	99,192	0.0
107,000		Mitsubishi Estate Co., Ltd.	1,950,254	0.7
76,000		Mitsui Fudosan Co., Ltd.	1,622,738	0.6
9,200		Nomura Real Estate Holdings, Inc.	146,816	0.1
9,400		NTT Urban Development Corp.	81,987	0.0
2,300		Open House Co. Ltd.	55,317	0.0
7,000		Relo Holdings, Inc.	116,382	0.1
29,400		Hulic Co. Ltd.	277,512	0.1
1,220		Sumitomo Real Estate Sales Co., Ltd.	39,402	0.0
34,000		Sumitomo Realty & Development Co., Ltd.	883,063	0.3
2,300		Sun Frontier Fudousan Co., Ltd.	20,098	0.0
7,200	L	Takara Leben Co., Ltd.	32,185	0.0
6,000		TOC Co., Ltd.	49,630	0.0
5,000		Tokyo Rakutenchi Co., Ltd.	24,227	0.0
16,300		Tokyo Tatemono Co., Ltd.	215,511	0.1
7,000		Tokyo Theatres Co., Inc.	9,171	0.0
35,196		Tokyu Fudosan Holdings Corp.	191,572	0.1
3,600		Tosei Corp.	23,738	0.0
1,200	L	Unizo Holdings Co. Ltd.	29,613	0.0
			8,540,163	3.0

		Telecommunication Services: 5.4%
12,000	@,L	Japan Communications, Inc.	20,634	0.0
141,700		KDDI Corp.	3,726,823	1.3
114,900		Nippon Telegraph & Telephone Corp.	4,912,357	1.7
107,300		NTT DoCoMo, Inc.	2,505,696	0.8
64,450		SoftBank Group Corp.	4,570,481	1.6
			15,735,991	5.4

		Utilities: 1.8%
47,400		Chubu Electric Power Co., Inc.	636,722	0.2
20,300	L	Chugoku Electric Power Co., Inc.	225,223	0.1
11,300		Electric Power Development Co., Ltd.	265,538	0.1
1,800		eRex Co. Ltd.	21,279	0.0
14,400	L	Hokkaido Electric Power Co., Inc.	109,084	0.0
6,000		Hokkaido Gas Co., Ltd.	14,834	0.0
14,200	L	Hokuriku Electric Power Co.	138,135	0.0
1,200		K&O Energy Group, Inc.	19,085	0.0
59,400		Kansai Electric Power Co., Inc.	730,900	0.3
31,400		Kyushu Electric Power Co., Inc.	335,541	0.1
2,025		Okinawa Electric Power Co., Inc.	48,180	0.0
140,000		Osaka Gas Co., Ltd.	533,818	0.2
18,000		Saibu Gas Co., Ltd.	41,454	0.0
12,900		Shikoku Electric Power Co., Inc.	142,107	0.1
5,300		Shizuoka Gas Co., Ltd.	36,127	0.0
36,000		Toho Gas Co., Ltd.	255,336	0.1
35,600		Tohoku Electric Power Co., Inc.	483,583	0.2
122,300	@	Tokyo Electric Power Co., Inc.	479,391	0.2
154,000		Tokyo Gas Co., Ltd.	703,333	0.2
			5,219,670	1.8

	Total Common Stock
	(Cost $225,690,746)		287,090,434	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.4%
1,661,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $1,661,108, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,694,221, due 10/15/17-02/15/46)	1,661,000	0.5
1,661,000	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,661,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,694,221, due 04/01/17-02/20/67)	1,661,000	0.6

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
349,518	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $349,542, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $356,508, due 05/11/17-12/01/51)	$349,518	0.1
1,661,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,661,115, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,694,220, due 02/15/43-02/15/44)	1,661,000	0.6
1,661,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $1,661,123, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,694,220, due 08/15/21-09/09/49)	1,661,000	0.6
		6,993,518	2.4

	Total Short-Term Investments
	(Cost $6,993,518)	6,993,518	2.4

	Total Investments in Securities (Cost $232,684,264)	$294,083,952	101.3
	Liabilities in Excess of Other Assets	(3,671,387)	(1.3)
	Net Assets	$290,412,565	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $236,984,378.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$69,615,304
Gross Unrealized Depreciation	(12,515,730)

Net Unrealized Appreciation	$57,099,574

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$27,030	$55,849,627	$–	$55,876,657
Consumer Staples	53,517	24,675,664	–	24,729,181
Energy	–	2,793,708	–	2,793,708
Financials	–	38,340,076	–	38,340,076
Health Care	–	19,962,161	–	19,962,161
Industrials	7,947	63,634,293	–	63,642,240
Information Technology	–	31,520,203	–	31,520,203
Materials	–	20,730,384	–	20,730,384
Real Estate	–	8,540,163	–	8,540,163
Telecommunication Services	–	15,735,991	–	15,735,991
Utilities	–	5,219,670	–	5,219,670
Total Common Stock	88,494	287,001,940	–	287,090,434
Short-Term Investments	–	6,993,518	–	6,993,518
Total Investments, at fair value	$88,494	$293,995,458	$–	$294,083,952
Other Financial Instruments+
Forward Foreign Currency Contracts	–	154,003	–	154,003
Total Assets	$88,494	$294,149,461	$–	$294,237,955
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(91,758)	$–	$(91,758)
Futures	(24,932)	–	–	(24,932)
Total Liabilities	$(24,932)	$(91,758)	$–	$(116,690)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America N.A.	Japanese Yen	628,000,000	Buy	06/21/17	$5,692,278	$5,658,539	$(33,739)
Citibank N.A.	Japanese Yen	133,000,000	Buy	06/21/17	1,163,731	1,198,385	34,654
Societe Generale	Japanese Yen	329,000,000	Buy	06/21/17	2,880,903	2,964,425	83,522
							$84,437

Bank of America N.A.	Japanese Yen	100,000,000	Sell	06/21/17	$891,114	$901,041	$(9,927)
Brown Brothers Harriman & Co.	Japanese Yen	300,000,000	Sell	06/21/17	2,730,244	2,703,124	27,120
Brown Brothers Harriman & Co.	Japanese Yen	140,000,000	Sell	06/21/17	1,255,685	1,261,457	(5,772)
Citibank N.A.	Japanese Yen	120,000,000	Sell	06/21/17	1,087,741	1,081,250	6,491
Goldman Sachs International	Japanese Yen	103,000,000	Sell	06/21/17	930,288	928,072	2,216
Goldman Sachs International	Japanese Yen	172,000,000	Sell	06/21/17	1,507,471	1,549,791	(42,320)
							$(22,192)

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	27	06/08/17	$3,668,149	$(24,932)
			$3,668,149	$(24,932)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$154,003
Total Asset Derivatives		$154,003

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$91,758
Equity contracts	Futures contracts	24,932
Total Liability Derivatives		$116,690

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Bank of America N.A.	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$27,120	$41,145	$2,216	$83,522	$154,003
Total Assets	$-	$27,120	$41,145	$2,216	$83,522	$154,003

Liabilities:
Forward foreign currency contracts	$43,666	$5,772	$-	$42,320	$-	$91,758
Total Liabilities	$43,666	$5,772	$-	$42,320	$-	$91,758

Net OTC derivative instruments by counterparty, at fair value	$(43,666)	$21,348	$41,145	$(40,104)	$83,522	$62,245

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(43,666)	$21,348	$41,145	$(40,104)	$83,522	$62,245

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 19.9%
28,191	@	Amazon.com, Inc.	$24,992,449	4.0
26,168		CBS Corp. - Class B	1,815,012	0.3
14,494	@	Charter Communications, Inc.	4,744,176	0.8
323,106		Comcast Corp. – Class A	12,145,555	1.9
12,238	@	Dish Network Corp. - Class A	776,991	0.1
90,186		Home Depot, Inc.	13,242,010	2.1
26,261		Las Vegas Sands Corp.	1,498,715	0.2
64,718		Lowe's Cos, Inc.	5,320,467	0.9
60,180		McDonald's Corp.	7,799,930	1.3
29,494	@	Netflix, Inc.	4,359,508	0.7
95,871		Nike, Inc.	5,342,891	0.9
3,581	@	Priceline.com, Inc.	6,374,073	1.0
103,243		Starbucks Corp.	6,028,359	1.0
4,331		Target Corp.	239,028	0.0
8,462	@,L	Tesla, Inc.	2,354,975	0.4
37,392		Time Warner, Inc.	3,653,572	0.6
47,814		TJX Cos., Inc.	3,781,131	0.6
60,844		Twenty-First Century Fox, Inc. - Class A	1,970,737	0.3
27,364		Twenty-First Century Fox, Inc. - Class B	869,628	0.1
24,604		VF Corp.	1,352,482	0.2
117,600		Walt Disney Co.	13,334,664	2.1
25,141	@	Yum China Holdings, Inc.	683,835	0.1
25,148		Yum! Brands, Inc.	1,606,957	0.3
			124,287,145	19.9

		Consumer Staples: 9.7%
141,617		Altria Group, Inc.	10,114,286	1.6
210,962		Coca-Cola Co.	8,953,227	1.5
11,240		Colgate-Palmolive Co.	822,656	0.1
11,971		Constellation Brands, Inc.	1,940,140	0.3
31,528		Costco Wholesale Corp.	5,286,930	0.9
73,170		CVS Health Corp.	5,743,845	0.9
15,655		Estee Lauder Cos., Inc.	1,327,387	0.2
43,005		General Mills, Inc.	2,537,725	0.4
22,145		Kimberly-Clark Corp.	2,914,946	0.5
5,523		Kraft Heinz Co.	501,544	0.1
68,775		Kroger Co.	2,028,175	0.3
30,222	@	Monster Beverage Corp.	1,395,350	0.2
90,965		PepsiCo, Inc.	10,175,345	1.6
12,005		Philip Morris International, Inc.	1,355,365	0.2
36,797		Reynolds American, Inc.	2,318,947	0.4
37,940		Sysco Corp.	1,969,845	0.3
12,823		Walgreens Boots Alliance, Inc.	1,064,950	0.2
			60,450,663	9.7

		Energy: 0.2%
18,908		Apache Corp.	971,682	0.1
4,456		EOG Resources, Inc.	434,683	0.1
			1,406,365	0.2

		Financials: 2.0%
19,016		Aon PLC	2,257,009	0.4
67,001		Charles Schwab Corp.	2,734,311	0.4
9,245		Discover Financial Services	632,266	0.1
20,375		Intercontinental Exchange, Inc.	1,219,851	0.2
37,703		Marsh & McLennan Cos., Inc.	2,785,875	0.5
19,064		S&P Global, Inc.	2,492,427	0.4
			12,121,739	2.0

		Health Care: 15.8%
12,129		Abbott Laboratories	538,649	0.1
117,128		AbbVie, Inc.	7,632,060	1.2
8,282		Aetna, Inc.	1,056,369	0.2
15,700	@	Alexion Pharmaceuticals, Inc.	1,903,468	0.3
14,334		Allergan plc	3,424,679	0.6
54,381		Amgen, Inc.	8,922,291	1.4
5,182		Anthem, Inc.	856,999	0.1
4,001		Baxter International, Inc.	207,492	0.0
15,126		Becton Dickinson & Co.	2,774,713	0.4
15,836	@	Biogen, Inc.	4,329,879	0.7
7,920	@	Bioverativ, Inc.	431,323	0.1
97,465	@	Boston Scientific Corp.	2,423,954	0.4
120,873		Bristol-Myers Squibb Co.	6,573,074	1.1
21,838		Cardinal Health, Inc.	1,780,889	0.3
55,605	@	Celgene Corp.	6,918,930	1.1
6,138		Cigna Corp.	899,156	0.1
11,559		Danaher Corp.	988,641	0.2
70,583		Eli Lilly & Co.	5,936,736	1.0
38,398	@	Express Scripts Holding Co.	2,530,812	0.4
95,899		Gilead Sciences, Inc.	6,513,460	1.0
15,023	@	HCA Holdings, Inc.	1,336,897	0.2
10,143		Humana, Inc.	2,090,878	0.3
34,416		Johnson & Johnson	4,286,513	0.7
15,322		McKesson Corp.	2,271,640	0.4
10,484	@	Mylan NV	408,771	0.1
30,447		Pfizer, Inc.	1,041,592	0.2
5,611	@	Regeneron Pharmaceuticals, Inc.	2,174,319	0.3
24,338		Stryker Corp.	3,204,098	0.5
12,918		Thermo Fisher Scientific, Inc.	1,984,205	0.3
68,459		UnitedHealth Group, Inc.	11,227,961	1.8
17,795	@	Vertex Pharmaceuticals, Inc.	1,945,883	0.3
			98,616,331	15.8

		Industrials: 9.2%
42,588		3M Co.	8,148,362	1.3
43,176		Boeing Co.	7,636,107	1.2
5,620		Deere & Co.	611,793	0.1
41,192		Delta Air Lines, Inc.	1,893,184	0.3
7,505		Emerson Electric Co.	449,249	0.1
18,052		FedEx Corp.	3,522,848	0.6
5,780		Fortive Corp.	348,072	0.0

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,345		General Dynamics Corp.	$1,374,984	0.2
122,554		General Electric Co.	3,652,109	0.6
55,079		Honeywell International, Inc.	6,877,715	1.1
21,299		Illinois Tool Works, Inc.	2,821,479	0.4
18,400		Lockheed Martin Corp.	4,923,840	0.8
12,038		Northrop Grumman Corp.	2,863,118	0.5
8,206		Raytheon Co.	1,251,415	0.2
46,211		Southwest Airlines Co.	2,484,303	0.4
9,585		Union Pacific Corp.	1,015,243	0.2
50,050		United Parcel Service, Inc. - Class B	5,370,365	0.9
26,494		Waste Management, Inc.	1,931,943	0.3
			57,176,129	9.2

		Information Technology: 35.7%
45,136		Accenture PLC	5,410,904	0.9
40,465		Activision Blizzard, Inc.	2,017,585	0.3
35,286	@	Adobe Systems, Inc.	4,591,767	0.7
21,280	@	Alphabet, Inc. - Class A	18,041,184	2.9
21,508	@	Alphabet, Inc. - Class C	17,842,176	2.9
363,898		Apple, Inc.	52,277,587	8.4
56,259		Applied Materials, Inc.	2,188,475	0.4
32,975		Automatic Data Processing, Inc.	3,376,310	0.5
27,278		Broadcom Ltd.	5,972,791	1.0
43,668	@	Cognizant Technology Solutions Corp.	2,599,119	0.4
1,721	@	Dell Technologies, Inc. Class V	110,282	0.0
73,145	@	eBay, Inc.	2,455,478	0.4
162,644	@	Facebook, Inc.	23,103,580	3.7
43,726		International Business Machines Corp.	7,614,445	1.2
30,795		Intel Corp.	1,110,776	0.2
17,617		Intuit, Inc.	2,043,396	0.3
69,758		Mastercard, Inc. - Class A	7,845,682	1.3
548,995		Microsoft Corp.	36,156,811	5.8
20,988		Oracle Corp.	936,275	0.1
81,875	@	PayPal Holdings, Inc.	3,522,262	0.6
22,011		Qualcomm, Inc.	1,262,111	0.2
46,292	@	Salesforce.com, Inc.	3,818,627	0.6
72,721		Texas Instruments, Inc.	5,858,404	0.9
6,084	@	Versum Materials, Inc.	186,170	0.0
138,110		Visa, Inc. - Class A	12,273,836	2.0
1,817	@,L	VMware, Inc.	167,418	0.0
			222,783,451	35.7

		Materials: 3.0%
2,272	@	AdvanSix, Inc.	62,071	0.0
12,324		Air Products & Chemicals, Inc.	1,667,314	0.3
18,843		Ecolab, Inc.	2,361,782	0.4
63,265		Du Pont E I de Nemours & Co.	5,082,077	0.8
10,500		LyondellBasell Industries NV - Class A	957,495	0.2
20,480		Monsanto Co.	2,318,336	0.4
19,177		PPG Industries, Inc.	2,015,119	0.3
18,130		Praxair, Inc.	2,150,218	0.3
5,817		Sherwin-Williams Co.	1,804,375	0.3
			18,418,787	3.0

		Real Estate: 1.9%
30,489		American Tower Corp.	3,705,633	0.6
22,992		Crown Castle International Corp.	2,171,594	0.3
10,670		Public Storage, Inc.	2,335,770	0.4
20,177		Simon Property Group, Inc.	3,471,049	0.6
			11,684,046	1.9

		Telecommunication Services: 1.3%
12,722	@	T-Mobile US, Inc.	821,714	0.1
147,720		Verizon Communications, Inc.	7,201,350	1.2
			8,023,064	1.3

		Utilities: 0.0%
2,757		Dominion Resources, Inc.	213,861	0.0

	Total Common Stock
	(Cost $301,599,275)		615,181,581	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.4%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,000, due 10/15/17-02/15/46)	1,000,000	0.1
543,874	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $543,910, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $554,752, due 04/01/17-02/20/67)	543,874	0.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	$1,000,000	0.2
		2,543,874	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,152,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $8,152,000)	8,152,000	1.3

	Total Short-Term Investments
	(Cost $10,695,874)	10,695,874	1.7

	Total Investments in Securities (Cost $312,295,149)	$625,877,455	100.4
	Liabilities in Excess of Other Assets	(2,195,854)	(0.4)
	Net Assets	$623,681,601	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $312,524,548.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$317,556,995
Gross Unrealized Depreciation	(4,204,088)

Net Unrealized Appreciation	$313,352,907

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$615,181,581	$–	$–	$615,181,581
Short-Term Investments	8,152,000	2,543,874	–	10,695,874
Total Investments, at fair value	$623,333,581	$2,543,874	$–	$625,877,455
Liabilities Table
Other Financial Instruments+
Futures	$(34,523)	$–	$–	$(34,523)
Total Liabilities	$(34,523)	$–	$–	$(34,523)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	79	06/16/17	$9,318,840	$(34,523)
			$9,318,840	$(34,523)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$34,523
Total Liability Derivatives		$34,523

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 11.8%
20,939	@	Amazon.com, Inc.	$18,563,261	2.1
21,886		Carnival Corp.	1,289,304	0.1
19,436		CBS Corp. - Class B	1,348,081	0.2
10,762	@	Charter Communications, Inc.	3,522,618	0.4
259,030		Comcast Corp. – Class A	9,736,938	1.1
11,777	@	Dish Network Corp. - Class A	747,722	0.1
208,596		Ford Motor Co.	2,428,057	0.3
75,298		General Motors Co.	2,662,537	0.3
66,882		Home Depot, Inc.	9,820,284	1.1
19,494		Las Vegas Sands Corp.	1,112,523	0.1
48,045		Lowe's Cos, Inc.	3,949,779	0.5
44,679		McDonald's Corp.	5,790,845	0.7
21,897	@	Netflix, Inc.	3,236,596	0.4
71,172		Nike, Inc.	3,966,416	0.5
2,659	@	Priceline.com, Inc.	4,732,940	0.5
76,660		Starbucks Corp.	4,476,177	0.5
29,782		Target Corp.	1,643,669	0.2
6,671	@,L	Tesla, Inc.	1,856,539	0.2
42,256		Time Warner, Inc.	4,128,834	0.5
35,499		TJX Cos., Inc.	2,807,261	0.3
58,355		Twenty-First Century Fox, Inc. - Class A	1,890,118	0.2
26,249		Twenty-First Century Fox, Inc. - Class B	834,193	0.1
18,262		VF Corp.	1,003,862	0.1
87,208		Walt Disney Co.	9,888,515	1.1
18,888	@	Yum China Holdings, Inc.	513,754	0.1
18,674		Yum! Brands, Inc.	1,193,269	0.1
			103,144,092	11.8

		Consumer Staples: 10.2%
105,144		Altria Group, Inc.	7,509,385	0.8
30,874		Archer-Daniels-Midland Co.	1,421,439	0.2
209,382		Coca-Cola Co.	8,886,172	1.0
46,632		Colgate-Palmolive Co.	3,412,996	0.4
8,889		Constellation Brands, Inc.	1,440,640	0.2
23,405		Costco Wholesale Corp.	3,924,784	0.4
57,670		CVS Health Corp.	4,527,095	0.5
11,629		Estee Lauder Cos., Inc.	986,023	0.1
31,926		General Mills, Inc.	1,883,953	0.2
19,295		Kimberly-Clark Corp.	2,539,801	0.3
32,031		Kraft Heinz Co.	2,908,735	0.3
51,066		Kroger Co.	1,505,936	0.2
80,272		Mondelez International, Inc.	3,458,118	0.4
22,434	@	Monster Beverage Corp.	1,035,778	0.1
77,623		PepsiCo, Inc.	8,682,909	1.0
83,283		Philip Morris International, Inc.	9,402,651	1.1
137,786		Procter & Gamble Co.	12,380,072	1.4
44,350		Reynolds American, Inc.	2,794,937	0.3
28,172		Sysco Corp.	1,462,690	0.2
46,206		Walgreens Boots Alliance, Inc.	3,837,408	0.4
81,311		Wal-Mart Stores, Inc.	5,860,897	0.7
			89,862,419	10.2

		Energy: 6.4%
30,010		Anadarko Petroleum Corp.	1,860,620	0.2
20,340		Apache Corp.	1,045,272	0.1
101,049		Chevron Corp.	10,849,631	1.2
66,608		ConocoPhillips	3,321,741	0.4
29,524		EOG Resources, Inc.	2,880,066	0.3
224,497		Exxon Mobil Corp.	18,410,999	2.1
46,042		Halliburton Co.	2,265,727	0.3
103,304		Kinder Morgan, Inc.	2,245,829	0.2
40,963		Occidental Petroleum Corp.	2,595,416	0.3
24,208		Phillips 66	1,917,758	0.2
8,732		Pioneer Natural Resources Co.	1,626,160	0.2
74,806		Schlumberger Ltd.	5,842,349	0.7
25,224		Valero Energy Corp.	1,672,099	0.2
			56,533,667	6.4

		Financials: 15.0%
21,581		Aflac, Inc.	1,562,896	0.2
54,693		American International Group, Inc.	3,414,484	0.4
20,081		Allstate Corp.	1,636,401	0.2
40,726		American Express Co.	3,221,834	0.4
14,117		Aon PLC	1,675,547	0.2
553,308		Bank of America Corp.	13,052,536	1.5
56,228		Bank of New York Mellon Corp.	2,655,648	0.3
43,660		BB&T Corp.	1,951,602	0.2
101,806	@	Berkshire Hathaway, Inc. – Class B	16,969,024	1.9
6,713		Blackrock, Inc.	2,574,503	0.3
25,815		Capital One Financial Corp.	2,237,128	0.2
62,580		Charles Schwab Corp.	2,553,890	0.3
24,836		Chubb Ltd.	3,383,905	0.4
149,068		Citigroup, Inc.	8,917,248	1.0
18,139		CME Group, Inc.	2,154,913	0.2
20,783		Discover Financial Services	1,421,349	0.2
19,352		Franklin Resources, Inc.	815,493	0.1
20,724		Goldman Sachs Group, Inc.	4,760,717	0.5
31,587		Intercontinental Exchange, Inc.	1,891,114	0.2
195,977		JPMorgan Chase & Co.	17,214,620	2.0
27,999		Marsh & McLennan Cos., Inc.	2,068,846	0.2
49,968		Metlife, Inc.	2,639,310	0.3
76,666		Morgan Stanley	3,284,371	0.4
26,821		PNC Financial Services Group, Inc.	3,224,957	0.4
23,736		Prudential Financial, Inc.	2,532,156	0.3
14,150		S&P Global, Inc.	1,849,971	0.2
21,176		State Street Corp.	1,685,821	0.2
16,093		Thomson Reuters Corp.	695,700	0.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,675		Travelers Cos., Inc.	$1,889,465	0.2
87,241		US Bancorp	4,492,912	0.5
245,998		Wells Fargo & Co.	13,692,249	1.5
			132,120,610	15.0

		Health Care: 14.9%
91,864		Abbott Laboratories	4,079,680	0.5
86,968		AbbVie, Inc.	5,666,835	0.6
18,246		Aetna, Inc.	2,327,277	0.3
11,655	@	Alexion Pharmaceuticals, Inc.	1,413,052	0.2
17,978		Allergan plc	4,295,304	0.5
40,373		Amgen, Inc.	6,623,998	0.7
14,143		Anthem, Inc.	2,338,969	0.3
26,769		Baxter International, Inc.	1,388,240	0.1
11,229		Becton Dickinson & Co.	2,059,848	0.2
11,757	@	Biogen, Inc.	3,214,599	0.4
5,950	@	Bioverativ, Inc.	324,037	0.0
72,355	@	Boston Scientific Corp.	1,799,469	0.2
89,744		Bristol-Myers Squibb Co.	4,880,279	0.5
17,506		Cardinal Health, Inc.	1,427,614	0.2
41,285	@	Celgene Corp.	5,137,093	0.6
13,642		Cigna Corp.	1,998,417	0.2
32,511		Danaher Corp.	2,780,666	0.3
52,404		Eli Lilly & Co.	4,407,700	0.5
32,298	@	Express Scripts Holding Co.	2,128,761	0.2
71,206		Gilead Sciences, Inc.	4,836,311	0.5
16,477	@	HCA Holdings, Inc.	1,466,288	0.2
8,001		Humana, Inc.	1,649,326	0.2
147,927		Johnson & Johnson	18,424,308	2.1
11,376		McKesson Corp.	1,686,606	0.2
75,373		Medtronic PLC	6,072,049	0.7
148,908		Merck & Co., Inc.	9,461,614	1.1
24,546	@	Mylan NV	957,049	0.1
322,985		Pfizer, Inc.	11,049,317	1.3
4,166	@	Regeneron Pharmaceuticals, Inc.	1,614,367	0.2
18,070		Stryker Corp.	2,378,915	0.3
21,077		Thermo Fisher Scientific, Inc.	3,237,427	0.4
50,768		UnitedHealth Group, Inc.	8,326,460	0.9
13,214	@	Vertex Pharmaceuticals, Inc.	1,444,951	0.2
			130,896,826	14.9

		Industrials: 9.0%
31,617		3M Co.	6,049,281	0.7
32,055		Boeing Co.	5,669,247	0.7
29,960		Caterpillar, Inc.	2,779,090	0.3
51,245		CSX Corp.	2,385,455	0.3
16,894		Deere & Co.	1,839,081	0.2
39,275		Delta Air Lines, Inc.	1,805,079	0.2
24,563		Eaton Corp. PLC	1,821,346	0.2
34,406		Emerson Electric Co.	2,059,543	0.2
13,405		FedEx Corp.	2,615,986	0.3
16,251		Fortive Corp.	978,635	0.1
13,107		General Dynamics Corp.	2,453,630	0.3
469,201		General Electric Co.	13,982,190	1.6
40,895		Honeywell International, Inc.	5,106,559	0.6
15,817		Illinois Tool Works, Inc.	2,095,278	0.2
13,660		Lockheed Martin Corp.	3,655,416	0.4
15,855		Norfolk Southern Corp.	1,775,284	0.2
8,939		Northrop Grumman Corp.	2,126,052	0.2
15,953		Raytheon Co.	2,432,832	0.3
34,320		Southwest Airlines Co.	1,845,043	0.2
45,324		Union Pacific Corp.	4,800,718	0.6
37,162		United Parcel Service, Inc. - Class B	3,987,483	0.5
41,712		United Technologies Corp.	4,680,503	0.5
23,805		Waste Management, Inc.	1,735,861	0.2
			78,679,592	9.0

		Information Technology: 23.7%
33,510		Accenture PLC	4,017,179	0.5
30,042		Activision Blizzard, Inc.	1,497,894	0.2
26,197	@	Adobe Systems, Inc.	3,409,016	0.4
15,805	@	Alphabet, Inc. - Class A	13,399,479	1.5
15,975	@	Alphabet, Inc. - Class C	13,252,221	1.5
295,067		Apple, Inc.	42,389,325	4.8
58,510		Applied Materials, Inc.	2,276,039	0.3
24,485		Automatic Data Processing, Inc.	2,507,019	0.3
20,253		Broadcom Ltd.	4,434,597	0.5
270,543		Cisco Systems, Inc.	9,144,353	1.0
32,427	@	Cognizant Technology Solutions Corp.	1,930,055	0.2
51,087		Corning, Inc.	1,379,349	0.2
11,643	@	Dell Technologies, Inc. Class V	746,084	0.1
54,327	@	eBay, Inc.	1,823,757	0.2
120,802	@	Facebook, Inc.	17,159,924	2.0
92,721		Hewlett Packard Enterprise Co.	2,197,488	0.3
92,881		HP, Inc.	1,660,712	0.2
47,257		International Business Machines Corp.	8,229,334	0.9
254,031		Intel Corp.	9,162,898	1.0
13,078		Intuit, Inc.	1,516,917	0.2
51,791		Mastercard, Inc. - Class A	5,824,934	0.7
407,760		Microsoft Corp.	26,855,074	3.1
158,961		Oracle Corp.	7,091,250	0.8
60,778	@	PayPal Holdings, Inc.	2,614,670	0.3
78,946		Qualcomm, Inc.	4,526,764	0.5
34,370	@	Salesforce.com, Inc.	2,835,181	0.3
53,997		Texas Instruments, Inc.	4,349,998	0.5
5,287	@	Versum Materials, Inc.	161,782	0.0
102,425		Visa, Inc. - Class A	9,102,510	1.0
4,379	@,L	VMware, Inc.	403,481	0.0
46,547	@	Yahoo!, Inc.	2,160,246	0.2
			208,059,530	23.7

		Materials: 2.3%
1,646	@	AdvanSix, Inc.	44,969	0.0
10,506		Air Products & Chemicals, Inc.	1,421,357	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
60,281	Dow Chemical Co.	$3,830,255	0.4
13,987	Ecolab, Inc.	1,753,130	0.2
46,977	Du Pont E I de Nemours & Co.	3,773,662	0.4
17,635	LyondellBasell Industries NV - Class A	1,608,136	0.2
23,435	Monsanto Co.	2,652,842	0.3
14,243	PPG Industries, Inc.	1,496,654	0.2
15,332	Praxair, Inc.	1,818,375	0.2
4,319	Sherwin-Williams Co.	1,339,711	0.2
		19,739,091	2.3

	Real Estate: 1.2%
22,637	American Tower Corp.	2,751,301	0.3
19,265	Crown Castle International Corp.	1,819,579	0.2
19,125	Equity Residential	1,189,958	0.2
7,922	Public Storage, Inc.	1,734,205	0.2
16,536	Simon Property Group, Inc.	2,844,688	0.3
		10,339,731	1.2

	Telecommunication Services: 2.9%
331,676	AT&T, Inc.	13,781,138	1.6
15,304	@ T-Mobile US, Inc.	988,485	0.1
219,337	Verizon Communications, Inc.	10,692,679	1.2
		25,462,302	2.9

	Utilities: 1.9%
26,444	American Electric Power Co., Inc.	1,775,186	0.2
33,053	Dominion Resources, Inc.	2,563,921	0.3
37,054	Duke Energy Corp.	3,038,799	0.3
47,639	Exelon Corp.	1,714,051	0.2
24,747	NextEra Energy, Inc.	3,176,772	0.4
26,672	PG&E Corp.	1,769,954	0.2
53,392	Southern Co.	2,657,854	0.3
		16,696,537	1.9

	Total Common Stock
	(Cost $354,875,374)	871,534,397	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc: 0.2%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,000, due 10/15/17-02/15/46)	1,000,000	0.1
250,502	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $250,519, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $255,512, due 04/01/17-02/20/67)	250,502	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.1
		2,250,502	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
5,167,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $5,167,000)	5,167,000	0.6

	Total Short-Term Investments
	(Cost $7,417,502)	7,417,502	0.8

	Total Investments in Securities (Cost $362,292,876)	$878,951,899	100.1
	Liabilities in Excess of Other Assets	(736,233)	(0.1)
	Net Assets	$878,215,666	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $366,392,814.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$521,032,742
Gross Unrealized Depreciation	(8,473,657)

Net Unrealized Appreciation	$512,559,085

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$871,534,397	$–	$–	$871,534,397
Short-Term Investments	5,167,000	2,250,502	–	7,417,502
Total Investments, at fair value	$876,701,397	$2,250,502	$–	$878,951,899
Other Financial Instruments+
Futures	99,702	–	–	99,702
Total Assets	$876,801,099	$2,250,502	$–	$879,051,601

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	62	06/16/17	$7,313,520	$99,702
			$7,313,520	$99,702

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$99,702
Total Asset Derivatives		$99,702

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 2.6%
23,469		Carnival Corp.	$1,382,559	0.3
20,986		Comcast Corp. – Class A	788,864	0.2
2,914	@	Dish Network Corp. - Class A	185,010	0.0
223,717		Ford Motor Co.	2,604,066	0.6
80,758		General Motors Co.	2,855,603	0.6
28,449		Target Corp.	1,570,100	0.4
407	@,L	Tesla, Inc.	113,268	0.0
15,546		Time Warner, Inc.	1,518,999	0.3
14,243		Twenty-First Century Fox, Inc. - Class A	461,331	0.1
6,401		Twenty-First Century Fox, Inc. - Class B	203,424	0.1
			11,683,224	2.6

		Consumer Staples: 10.7%
33,109		Archer-Daniels-Midland Co.	1,524,338	0.3
56,594		Coca-Cola Co.	2,401,849	0.5
41,060		Colgate-Palmolive Co.	3,005,182	0.7
3,559		CVS Health Corp.	279,382	0.1
3,086		Kimberly-Clark Corp.	406,210	0.1
29,954		Kraft Heinz Co.	2,720,123	0.6
86,098		Mondelez International, Inc.	3,709,102	0.8
10,900		PepsiCo, Inc.	1,219,274	0.3
79,768		Philip Morris International, Inc.	9,005,807	2.0
147,553		Procter & Gamble Co.	13,257,637	2.9
18,400		Reynolds American, Inc.	1,159,568	0.3
39,346		Walgreens Boots Alliance, Inc.	3,267,685	0.7
87,205		Wal-Mart Stores, Inc.	6,285,736	1.4
			48,241,893	10.7

		Energy: 13.2%
32,193		Anadarko Petroleum Corp.	1,995,966	0.4
6,815		Apache Corp.	350,223	0.1
108,378		Chevron Corp.	11,636,546	2.6
71,438		ConocoPhillips	3,562,613	0.8
28,123		EOG Resources, Inc.	2,743,399	0.6
240,409		Exxon Mobil Corp.	19,715,942	4.4
49,375		Halliburton Co.	2,429,744	0.5
110,816		Kinder Morgan, Inc.	2,409,140	0.5
43,937		Occidental Petroleum Corp.	2,783,848	0.6
25,967		Phillips 66	2,057,106	0.5
9,363		Pioneer Natural Resources Co.	1,743,671	0.4
80,228		Schlumberger Ltd.	6,265,807	1.4
27,049		Valero Energy Corp.	1,793,078	0.4
			59,487,083	13.2

		Financials: 29.3%
23,150		Aflac, Inc.	1,676,523	0.4
58,668		American International Group, Inc.	3,662,643	0.8
21,536		Allstate Corp.	1,754,969	0.4
43,613		American Express Co.	3,450,224	0.8
592,526		Bank of America Corp.	13,977,688	3.1
60,316		Bank of New York Mellon Corp.	2,848,725	0.6
46,834		BB&T Corp.	2,093,480	0.5
109,022	@	Berkshire Hathaway, Inc. – Class B	18,171,787	4.0
7,199		Blackrock, Inc.	2,760,889	0.6
27,689		Capital One Financial Corp.	2,399,529	0.5
13,863		Charles Schwab Corp.	565,749	0.1
26,634		Chubb Ltd.	3,628,883	0.8
159,878		Citigroup, Inc.	9,563,902	2.1
19,455		CME Group, Inc.	2,311,254	0.5
15,052		Discover Financial Services	1,029,406	0.2
20,907		Franklin Resources, Inc.	881,021	0.2
22,229		Goldman Sachs Group, Inc.	5,106,446	1.1
17,781		Intercontinental Exchange, Inc.	1,064,548	0.2
209,868		JPMorgan Chase & Co.	18,434,805	4.1
53,584		Metlife, Inc.	2,830,307	0.6
82,226		Morgan Stanley	3,522,562	0.8
28,770		PNC Financial Services Group, Inc.	3,459,305	0.8
25,458		Prudential Financial, Inc.	2,715,859	0.6
22,709		State Street Corp.	1,807,864	0.4
17,384		Thomson Reuters Corp.	751,510	0.2
16,809		Travelers Cos., Inc.	2,026,157	0.5
93,576		US Bancorp	4,819,164	1.1
263,434		Wells Fargo & Co.	14,662,736	3.3
			131,977,935	29.3

		Health Care: 13.7%
88,881		Abbott Laboratories	3,947,205	0.9
12,977		Aetna, Inc.	1,655,216	0.4
7,867		Allergan plc	1,879,584	0.4
11,043		Anthem, Inc.	1,826,291	0.4
25,526		Baxter International, Inc.	1,323,778	0.3
1,356		Cardinal Health, Inc.	110,582	0.0
9,745		Cigna Corp.	1,427,545	0.3
25,665		Danaher Corp.	2,195,127	0.5
4,047	@	Express Scripts Holding Co.	266,738	0.1
5,746	@	HCA Holdings, Inc.	511,337	0.1
494		Humana, Inc.	101,833	0.0
131,007		Johnson & Johnson	16,316,922	3.6
80,841		Medtronic PLC	6,512,551	1.4
159,711		Merck & Co., Inc.	10,148,037	2.3
18,117	@	Mylan NV	706,382	0.2
322,166		Pfizer, Inc.	11,021,299	2.4
12,320		Thermo Fisher Scientific, Inc.	1,892,352	0.4
			61,842,779	13.7

		Industrials: 8.6%
32,131		Caterpillar, Inc.	2,980,472	0.7
54,971		CSX Corp.	2,558,900	0.6
13,647		Deere & Co.	1,485,612	0.3
9,295		Delta Air Lines, Inc.	427,198	0.1

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,340		Eaton Corp. PLC	$1,953,111	0.4
30,925		Emerson Electric Co.	1,851,170	0.4
12,923		Fortive Corp.	778,223	0.2
8,209		General Dynamics Corp.	1,536,725	0.3
404,981		General Electric Co.	12,068,434	2.7
17,005		Norfolk Southern Corp.	1,904,050	0.4
10,573		Raytheon Co.	1,612,382	0.3
40,980		Union Pacific Corp.	4,340,602	1.0
44,740		United Technologies Corp.	5,020,275	1.1
4,478		Waste Management, Inc.	326,536	0.1
			38,843,690	8.6

		Information Technology: 10.1%
26,543		Apple, Inc.	3,813,167	0.8
18,083		Applied Materials, Inc.	703,429	0.2
290,169		Cisco Systems, Inc.	9,807,712	2.2
54,787		Corning, Inc.	1,479,249	0.3
11,240	@	Dell Technologies, Inc. Class V	720,259	0.2
99,451		Hewlett Packard Enterprise Co.	2,356,989	0.5
99,617		HP, Inc.	1,781,152	0.4
15,864		International Business Machines Corp.	2,762,557	0.6
247,934		Intel Corp.	8,942,979	2.0
153,779		Oracle Corp.	6,860,081	1.5
67,140		Qualcomm, Inc.	3,849,808	0.8
710	@	Versum Materials, Inc.	21,726	0.0
3,228	@,L	VMware, Inc.	297,428	0.1
49,933	@	Yahoo!, Inc.	2,317,391	0.5
			45,713,927	10.1

		Materials: 1.5%
1,463		Air Products & Chemicals, Inc.	197,929	0.1
64,659		Dow Chemical Co.	4,108,433	0.9
10,633		LyondellBasell Industries NV - Class A	969,623	0.2
8,887		Monsanto Co.	1,006,008	0.2
2,021		Praxair, Inc.	239,691	0.1
			6,521,684	1.5

		Real Estate: 0.4%
2,372		Crown Castle International Corp.	224,036	0.0
20,509		Equity Residential	1,276,070	0.3
1,680		Simon Property Group, Inc.	289,010	0.1
			1,789,116	0.4

		Telecommunication Services: 4.6%
355,185		AT&T, Inc.	14,757,937	3.3
6,331	@	T-Mobile US, Inc.	408,919	0.1
117,626		Verizon Communications, Inc.	5,734,267	1.2
			20,901,123	4.6

		Utilities: 3.9%
28,357		American Electric Power Co., Inc.	1,903,606	0.4
33,247		Dominion Resources, Inc.	2,578,970	0.6
39,737		Duke Energy Corp.	3,258,831	0.7
51,094		Exelon Corp.	1,838,362	0.4
26,544		NextEra Energy, Inc.	3,407,453	0.8
28,602		PG&E Corp.	1,898,029	0.4
57,176		Southern Co.	2,846,221	0.6
			17,731,472	3.9

	Total Common Stock
	(Cost $344,115,363)		444,733,926	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc: 0.1%
412,084	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $412,112, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $420,326, due 02/15/43-02/15/44)
	(Cost $412,084)	412,084	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,528,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $1,528,000)	1,528,000	0.3

	Total Short-Term Investments
	(Cost $1,940,084)	1,940,084	0.4

	Total Investments in Securities (Cost $346,055,447)	$446,674,010	99.0
	Assets in Excess of Other Liabilities	4,293,242	1.0
	Net Assets	$450,967,252	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $349,582,175.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,067,946
Gross Unrealized Depreciation	(7,976,111)

Net Unrealized Appreciation	$97,091,835

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$444,733,926	$–	$–	$444,733,926
Short-Term Investments	1,528,000	412,084	–	1,940,084
Total Investments, at fair value	$446,261,926	$412,084	$–	$446,674,010
Liabilities Table
Other Financial Instruments+
Futures	$(3,646)	$–	$–	$(3,646)
Total Liabilities	$(3,646)	$–	$–	$(3,646)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	53	06/16/17	$6,251,880	$(3,646)
			$6,251,880	$(3,646)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$3,646
Total Liability Derivatives		$3,646

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 22.9%
1,981		Adient plc	$143,959	0.0
7,108		Advance Auto Parts, Inc.	1,053,832	0.4
5,502	@	AMC Networks, Inc.	322,857	0.1
10,478		Aramark	386,324	0.1
2,637	@	Autonation, Inc.	111,519	0.0
2,956	@	Autozone, Inc.	2,137,336	0.7
1,585		Bed Bath & Beyond, Inc.	62,544	0.0
2,682		BorgWarner, Inc.	112,081	0.0
4,950		Brinker International, Inc.	217,602	0.1
7,384		Brunswick Corp.	451,901	0.2
4,038	@	Burlington Stores, Inc.	392,857	0.1
658	@	Cabela's, Inc.	34,946	0.0
471		Cable One, Inc.	294,125	0.1
968		CalAtlantic Group, Inc.	36,252	0.0
19,402	@	Carmax, Inc.	1,148,986	0.4
5,023		Carter's, Inc.	451,065	0.2
2,836	@	Chipotle Mexican Grill, Inc.	1,263,495	0.4
2,271		Choice Hotels International, Inc.	142,165	0.0
10,629		Cinemark Holdings, Inc.	471,290	0.2
1,905		Clear Channel Outdoor Holdings, Inc.	11,525	0.0
5,291		Coach, Inc.	218,677	0.1
11,694		Darden Restaurants, Inc.	978,437	0.3
27,412		Delphi Automotive PLC	2,206,392	0.8
6,854		Dick's Sporting Goods, Inc.	333,516	0.1
13,964	@	Discovery Communications, Inc. - Class A	406,213	0.1
20,716	@	Discovery Communications, Inc. - Class C	586,470	0.2
28,582		Dollar General Corp.	1,993,023	0.7
22,759	@	Dollar Tree, Inc.	1,785,671	0.6
5,008		Domino's Pizza, Inc.	922,974	0.3
18,586		D.R. Horton, Inc.	619,100	0.2
9,196		Dunkin' Brands Group, Inc.	502,837	0.2
11,985		Expedia, Inc.	1,512,147	0.5
1,075		Extended Stay America, Inc.	17,135	0.0
12,178		Foot Locker, Inc.	911,036	0.3
1,503		Gap, Inc.	36,508	0.0
18,324		Gentex Corp.	390,851	0.1
13,832		Genuine Parts Co.	1,278,215	0.4
36,721	@,L	Groupon, Inc.	144,314	0.0
37,845		Hanesbrands, Inc.	785,662	0.3
18,175		Harley-Davidson, Inc.	1,099,587	0.4
11,277		Hasbro, Inc.	1,125,670	0.4
4,629	@	Hilton Grand Vacations, Inc.	132,667	0.0
15,431		Hilton Worldwide Holdings, Inc.	902,096	0.3
195	@	Hyatt Hotels Corp.	10,526	0.0
40,291		Interpublic Group of Cos., Inc.	989,950	0.3
12,837	@	Kate Spade & Co.	298,204	0.1
4,452		L Brands, Inc.	209,689	0.1
5,780		Lear Corp.	818,332	0.3
13,300		Leggett & Platt, Inc.	669,256	0.2
9,469		Lennar Corp. - Class A	484,718	0.2
539		Lennar Corp. - Class B	22,530	0.0
1,001	@	Liberty Expedia Holdings, Inc.	45,525	0.0
23,649	@	Liberty Interactive Corp. QVC Group	473,453	0.2
1,506	@	Liberty Ventures	66,987	0.0
3,087	L	Lions Gate Entertainment Corp. - A	81,991	0.0
8,768	@	Lions Gate Entertainment Corp. - B	213,764	0.1
7,585	@	Live Nation Entertainment, Inc.	230,356	0.1
30,630	@	LKQ Corp.	896,540	0.3
9,747	@	Lululemon Athletica, Inc.	505,577	0.2
206	@	Madison Square Garden Co.	41,140	0.0
24,417		Marriott International, Inc.	2,299,593	0.8
34,241		Mattel, Inc.	876,912	0.3
4,362		MGM Resorts International	119,519	0.0
16,228	@	Michael Kors Holdings Ltd.	618,449	0.2
6,531	@	Michaels Cos, Inc.	146,229	0.1
4,896	@	Mohawk Industries, Inc.	1,123,583	0.4
2,140	@	Murphy USA, Inc.	157,119	0.1
47,248		Newell Brands, Inc.	2,228,688	0.8
12,363	L	Nordstrom, Inc.	575,745	0.2
1,503	@	Norwegian Cruise Line Holdings Ltd.	76,247	0.0
351	@	NVR, Inc.	739,515	0.3
23,728		Omnicom Group	2,045,591	0.7
9,494	@	O'Reilly Automotive, Inc.	2,561,861	0.9
2,242	@,L	Panera Bread Co.	587,113	0.2
6,039	L	Polaris Industries, Inc.	506,068	0.2
4,050		Pool Corp.	483,287	0.2
9,435		Pulte Group, Inc.	222,194	0.1
415		Ralph Lauren Corp.	33,872	0.0
2,304	L	Regal Entertainment Group	52,024	0.0
39,552		Ross Stores, Inc.	2,605,290	0.9
14,663	@	Sally Beauty Holdings, Inc.	299,712	0.1
8,265		Scripps Networks Interactive - Class A	647,728	0.2
18,817		Service Corp. International	581,069	0.2
13,601	@	ServiceMaster Global Holdings, Inc.	567,842	0.2
6,379		Signet Jewelers Ltd.	441,873	0.2
178,671	L	Sirius XM Holdings, Inc.	920,156	0.3
7,177		Six Flags Entertainment Corp.	426,960	0.1
13,074	@	Skechers USA, Inc.	358,881	0.1
4,728	@,L	Tempur Sealy International, Inc.	219,663	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,828		Thor Industries, Inc.	$464,116	0.2
7,289	@	Toll Brothers, Inc.	263,206	0.1
13,393		Tractor Supply Co.	923,715	0.3
639		Tribune Media Co.	23,816	0.0
11,428	@	TripAdvisor, Inc.	493,232	0.2
5,037		Tupperware Brands Corp.	315,921	0.1
5,877	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,676,297	0.6
18,371	@,L	Under Armour, Inc. - Class A	363,378	0.1
18,575	@	Under Armour, Inc. - Class C	339,923	0.1
6,980	@	Urban Outfitters, Inc.	165,845	0.1
3,895		Vail Resorts, Inc.	747,451	0.3
934		Viacom, Inc.	45,533	0.0
30,531		Viacom, Inc. - Class B	1,423,355	0.5
1,117	@	Vista Outdoor, Inc.	22,999	0.0
3,427	@	Visteon Corp.	335,675	0.1
11,135		Wendy's Company	151,547	0.1
744		Whirlpool Corp.	127,470	0.0
8,864	L	Williams-Sonoma, Inc.	475,288	0.2
10,374		Wyndham Worldwide Corp.	874,424	0.3
7,326		Wynn Resorts Ltd.	839,633	0.3
			66,790,004	22.9

		Consumer Staples: 7.0%
5,979	@	Blue Buffalo Pet Products, Inc.	137,517	0.0
5,138		Brown-Forman Corp. - Class A	241,846	0.1
17,583		Brown-Forman Corp. - Class B	811,983	0.3
18,710		Campbell Soup Co.	1,070,960	0.4
3,900		Casey's General Stores, Inc.	437,775	0.2
25,758		Church & Dwight Co., Inc.	1,284,551	0.4
11,081		Clorox Co.	1,494,051	0.5
34,680		Conagra Brands, Inc.	1,398,991	0.5
2,550		Coty, Inc - Class A	46,231	0.0
18,607		Dr Pepper Snapple Group, Inc.	1,821,997	0.6
1,959		Energizer Holdings, Inc.	109,214	0.0
15,894		Flowers Foods, Inc.	308,503	0.1
7,613	@	Hain Celestial Group, Inc.	283,204	0.1
7,400	@,L	Herbalife Ltd.	430,236	0.1
14,082		Hershey Co.	1,538,459	0.5
23,748		Hormel Foods Corp.	822,393	0.3
5,084		Ingredion, Inc.	612,266	0.2
23,028		Kellogg Co.	1,672,063	0.6
11,559		Lamb Weston Holdings, Inc.	486,172	0.2
11,608		McCormick & Co., Inc.	1,132,360	0.4
6,755		Mead Johnson Nutrition Co.	601,735	0.2
1,501		Nu Skin Enterprises, Inc.	83,366	0.0
897	L	Pilgrim's Pride Corp.	20,187	0.0
3,717	@	Post Holdings, Inc.	325,312	0.1
103,215	@	Rite Aid Corp.	438,664	0.2
2,464		Spectrum Brands Holdings, Inc.	342,521	0.1
13,216	@	Sprouts Farmers Market, Inc.	305,554	0.1
1,733	@	TreeHouse Foods, Inc.	146,716	0.1
13,695		Tyson Foods, Inc.	845,118	0.3
4,561	@	US Foods Holding Corp.	127,617	0.0
17,438	@	WhiteWave Foods Co.	979,144	0.3
5,370		Whole Foods Market, Inc.	159,596	0.1
			20,516,302	7.0

		Energy: 1.3%
32,572		Cabot Oil & Gas Corp.	778,797	0.3
5,369	@,L	Chesapeake Energy Corp.	31,892	0.0
1,484		Cimarex Energy Co.	177,323	0.1
3,870	@,L	Continental Resources, Inc.	175,775	0.0
4,674		Devon Energy Corp.	194,999	0.1
2,225	@	Diamondback Energy, Inc.	230,766	0.1
537	@,L	Extraction Oil & Gas, Inc.	9,961	0.0
5,084	@	Newfield Exploration Co.	187,650	0.1
20,995		Oneok, Inc.	1,163,963	0.4
1,947	@	Parsley Energy, Inc.	63,297	0.0
49,182	@	Southwestern Energy Co.	401,817	0.1
12,481		Williams Cos., Inc.	369,313	0.1
			3,785,553	1.3

		Financials: 5.3%
4,961		Affiliated Managers Group, Inc.	813,306	0.3
4,474		Ameriprise Financial, Inc.	580,188	0.2
665		Amtrust Financial Services, Inc.	12,276	0.0
12,080		Arthur J. Gallagher & Co.	683,003	0.2
4,245		Artisan Partners Asset Management, Inc.	117,162	0.0
736		Brown & Brown, Inc.	30,706	0.0
8,125		CBOE Holdings, Inc.	658,694	0.2
21,912		Citizens Financial Group, Inc.	757,060	0.3
828	@,L	Credit Acceptance Corp.	165,111	0.1
1,786	@	Donnelley Financial Solutions, Inc.	34,452	0.0
11,003		Eaton Vance Corp.	494,695	0.2
1,796		Erie Indemnity Co.	220,369	0.1
4,014		Factset Research Systems, Inc.	661,949	0.2
9,373		Federated Investors, Inc.	246,885	0.1
278		First Hawaiian, Inc.	8,318	0.0
12,376		First Republic Bank	1,160,993	0.4
761		Interactive Brokers Group, Inc.	26,422	0.0
6,940		Invesco Ltd.	212,572	0.1
1,773		Lazard Ltd.	81,540	0.0
5,134		Lincoln National Corp.	336,020	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,254		LPL Financial Holdings, Inc.	$49,947	0.0
3,677		MarketAxess Holdings, Inc.	689,401	0.2
15,222		Moody's Corp.	1,705,473	0.6
1,796		Morningstar, Inc.	141,166	0.1
8,641		MSCI, Inc. - Class A	839,819	0.3
5,664		Progressive Corp.	221,915	0.1
12,813		SEI Investments Co.	646,288	0.2
3,127	@	Signature Bank	464,015	0.2
3,843	@	SVB Financial Group	715,144	0.2
18,624		T. Rowe Price Group, Inc.	1,269,226	0.4
22,239		TD Ameritrade Holding Corp.	864,207	0.3
5,290	@	Western Alliance Bancorp.	259,686	0.1
8,772		XL Group Ltd.	349,652	0.1
			15,517,660	5.3

		Health Care: 15.5%
3,980	@	Abiomed, Inc.	498,296	0.2
2,555	@,L	Acadia Healthcare Co., Inc.	111,398	0.0
9,596	@,L	Acadia Pharmaceuticals, Inc.	329,910	0.1
8,553		Agilent Technologies, Inc.	452,197	0.2
3,110	@,L	Agios Pharmaceuticals, Inc.	181,624	0.1
8,414	@	Akorn, Inc.	202,609	0.1
1,621	@	Alere, Inc.	64,402	0.0
7,242	@	Align Technology, Inc.	830,730	0.3
15,086	@	Alkermes PLC	882,531	0.3
6,514	@	Alnylam Pharmaceuticals, Inc.	333,842	0.1
16,528		AmerisourceBergen Corp.	1,462,728	0.5
84	@	AquaBounty Technologies, Inc.	931	0.0
3,905	@,L	athenahealth, Inc.	440,054	0.2
17,138	@	BioMarin Pharmaceutical, Inc.	1,504,374	0.5
3,686		Bio-Techne Corp.	374,682	0.1
10,482		Bruker Corp.	244,545	0.1
12,334	@	Centene Corp.	878,921	0.3
29,528	@	Cerner Corp.	1,737,723	0.6
4,682	@	Charles River Laboratories International, Inc.	421,146	0.1
3,704		Cooper Cos., Inc.	740,393	0.3
7,376		CR Bard, Inc.	1,833,231	0.6
6,231	@	DaVita, Inc.	423,521	0.1
8,248	@	DexCom, Inc.	698,853	0.2
21,197	@	Edwards Lifesciences Corp.	1,994,002	0.7
8,233	@	Envision Healthcare Corp.	504,848	0.2
8,219	@	Henry Schein, Inc.	1,396,983	0.5
6,144		Hill-Rom Holdings, Inc.	433,766	0.2
28,006	@	Hologic, Inc.	1,191,655	0.4
8,908	@	Idexx Laboratories, Inc.	1,377,266	0.5
14,684	@	Illumina, Inc.	2,505,678	0.9
16,336	@	Incyte Corp., Ltd.	2,183,633	0.8
5,977	@,L	Inovalon Holdings, Inc.	75,310	0.0
1,645	@,L	Intercept Pharmaceuticals, Inc.	186,049	0.1
5,647	@,L	Intrexon Corp.	111,924	0.0
3,795	@	Intuitive Surgical, Inc.	2,908,754	1.0
12,075	@,L	Ionis Pharmaceuticals, Inc.	485,415	0.2
5,783	@,L	Juno Therapeutics, Inc.	128,325	0.0
4,601	@	Laboratory Corp. of America Holdings	660,105	0.2
6,462	@	Mednax, Inc.	448,334	0.2
2,635	@	Mettler Toledo International, Inc.	1,261,928	0.4
8,624	@	Neurocrine Biosciences, Inc.	373,419	0.1
29,522	@,L	Opko Health, Inc.	236,176	0.1
1,991	@	Patheon NV	52,443	0.0
8,408	L	Patterson Cos., Inc.	380,294	0.1
2,326		PerkinElmer, Inc.	135,048	0.0
1,466	@	Premier, Inc.	46,663	0.0
11,253	@	Quintiles IMS Holdings, Inc.	906,204	0.3
13,975		Resmed, Inc.	1,005,781	0.3
9,648	@	Seattle Genetics, Inc.	606,473	0.2
807		Teleflex, Inc.	156,340	0.1
8,181	@,L	Tenet Healthcare Corp.	144,885	0.1
1,229	@	United Therapeutics Corp.	166,382	0.1
2,121		Universal Health Services, Inc.	263,958	0.1
3,893	@	Varex Imaging Corp.	130,805	0.0
9,566	@	Varian Medical Systems, Inc.	871,750	0.3
7,797	@	VCA, Inc.	713,425	0.2
9,631	@	Veeva Systems, Inc.	493,878	0.2
479	@	VWR Corp.	13,508	0.0
7,707	@	Waters Corp.	1,204,681	0.4
4,089	@	WellCare Health Plans, Inc.	573,319	0.2
7,202		West Pharmaceutical Services, Inc.	587,755	0.2
9,843		Zimmer Biomet Holdings, Inc.	1,201,929	0.4
45,774		Zoetis, Inc.	2,442,958	0.8
			45,210,690	15.5

		Industrials: 14.8%
4,367		Acuity Brands, Inc.	890,868	0.3
4,788		Air Lease Corp.	185,535	0.1
9,887		Alaska Air Group, Inc.	911,779	0.3
9,627		Allegion Public Ltd.	728,764	0.2
382		Amerco, Inc.	145,615	0.0
4,257		Ametek, Inc.	230,219	0.1
14,623		AO Smith Corp.	748,113	0.3
7,871	@	Avis Budget Group, Inc.	232,824	0.1
10,244		BE Aerospace, Inc.	656,743	0.2
9,358		BWX Technologies, Inc.	445,441	0.2
1,878		Carlisle Cos., Inc.	199,838	0.1
14,289		CH Robinson Worldwide, Inc.	1,104,397	0.4

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,909		Cintas Corp.	$1,127,345	0.4
437	@	Clean Harbors, Inc.	24,306	0.0
9,810	@	Copart, Inc.	607,533	0.2
11,678		Covanta Holding Corp.	183,345	0.1
11,748		Donaldson Co., Inc.	534,769	0.2
1,474		Dun & Bradstreet Corp.	159,104	0.1
11,895		Equifax, Inc.	1,626,522	0.6
12,832		Expeditors International Washington, Inc.	724,880	0.2
28,894		Fastenal Co.	1,488,041	0.5
7,929		Flowserve Corp.	383,922	0.1
15,332		Fortune Brands Home & Security, Inc.	932,952	0.3
5,543		Graco, Inc.	521,818	0.2
20,176	@	HD Supply Holdings, Inc.	829,738	0.3
1,948		Heico Corp.	169,866	0.1
3,835		Heico Corp. - Class A	287,625	0.1
501	@	Herc Holdings, Inc.	24,494	0.0
1,504	@,L	Hertz Global Holdings, Inc.	26,380	0.0
9,298		Hexcel Corp.	507,206	0.2
3,536		Hubbell, Inc.	424,497	0.1
3,905		Huntington Ingalls Industries, Inc.	781,937	0.3
7,097		IDEX Corp.	663,640	0.2
12,974		Ingersoll-Rand PLC - Class A	1,055,046	0.4
8,896		JB Hunt Transport Services, Inc.	816,119	0.3
2,453	@	JetBlue Airways Corp.	50,556	0.0
19,813		Johnson Controls International plc	834,524	0.3
13,817		KAR Auction Services, Inc.	603,388	0.2
4,232		Landstar System, Inc.	362,471	0.1
3,692		Lennox International, Inc.	617,672	0.2
3,868		Lincoln Electric Holdings, Inc.	335,974	0.1
1,792		LSC Communications, Inc.	45,087	0.0
21,613		Masco Corp.	734,626	0.3
5,681	@	Middleby Corp.	775,172	0.3
1,841		MSC Industrial Direct Co.	189,181	0.1
28,302		Nielsen NV	1,169,156	0.4
5,722		Nordson Corp.	702,890	0.2
4,211		Old Dominion Freight Line	360,335	0.1
3,027		Paccar, Inc.	203,414	0.1
18,928		Pitney Bowes, Inc.	248,146	0.1
3,933	@	Quanta Services, Inc.	145,954	0.1
12,781		Robert Half International, Inc.	624,096	0.2
10,331		Rockwell Automation, Inc.	1,608,640	0.6
13,068		Rockwell Collins, Inc.	1,269,687	0.4
9,617		Rollins, Inc.	357,079	0.1
5,123		Roper Technologies, Inc.	1,057,848	0.4
4,777		RR Donnelley & Sons Co.	57,849	0.0
4,249		Snap-On, Inc.	716,679	0.2
6,301		Spirit Aerosystems Holdings, Inc.	364,954	0.1
1,819		Stanley Black & Decker, Inc.	241,690	0.1
7,817	@	Stericycle, Inc.	647,951	0.2
8,415		Textron, Inc.	400,470	0.1
10,718		Toro Co.	669,446	0.2
5,030		TransDigm Group, Inc.	1,107,405	0.4
5,315	@	TransUnion	203,830	0.1
7,565	@	United Rentals, Inc.	946,003	0.3
1,780		Valmont Industries, Inc.	276,790	0.1
15,389	@	Verisk Analytics, Inc.	1,248,663	0.4
5,300	@	WABCO Holdings, Inc.	622,326	0.2
8,635	L	Wabtec Corp.	673,530	0.2
2,605		Watsco, Inc.	372,984	0.1
5,657	@	Welbilt, Inc.	111,047	0.0
5,555		WW Grainger, Inc.	1,292,982	0.4
9,357		Xylem, Inc.	469,909	0.2
			43,101,625	14.8

		Information Technology: 22.2%
15,375	@	Akamai Technologies, Inc.	917,887	0.3
5,503		Alliance Data Systems Corp.	1,370,247	0.5
30,125		Amphenol Corp.	2,143,996	0.7
2,629		Analog Devices, Inc.	215,447	0.1
2,287	@	ANSYS, Inc.	244,412	0.1
3,913	@	Arista Networks, Inc.	517,572	0.2
4,371	@	ARRIS International PLC	115,613	0.0
2,643	@	Atlassian Corp. PLC	79,158	0.0
17,395	@	Autodesk, Inc.	1,504,146	0.5
2,360	@,L	Black Knight Financial Services, Inc.	90,388	0.0
10,717		Booz Allen Hamilton Holding Corp.	379,275	0.1
11,815		Broadridge Financial Solutions, Inc. ADR	802,829	0.3
27,833	@	Cadence Design Systems, Inc.	873,956	0.3
14,578		CDK Global, Inc.	947,716	0.3
16,319		CDW Corp.	941,769	0.3
15,577	@	Citrix Systems, Inc.	1,298,966	0.5
8,145		Cognex Corp.	683,773	0.2
260	@	CommerceHub, Inc. Series A	4,025	0.0
521	@	CommerceHub, Inc. Series C	8,091	0.0
12,840	@	CommScope Holding Co., Inc.	535,556	0.2
4,964	@	CoreLogic, Inc.	202,134	0.1
3,205	@	CoStar Group, Inc.	664,140	0.2
3,701	@	Cree, Inc.	98,928	0.0
16,398		CSRA, Inc.	480,297	0.2
3,294		DST Systems, Inc.	403,515	0.1
29,217	@	Electronic Arts, Inc.	2,615,506	0.9
4,999	@	Euronet Worldwide, Inc.	427,514	0.2
6,734	@	F5 Networks, Inc.	960,066	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,555		Fidelity National Information Services, Inc.	$1,477,349	0.5
3,716	@,L	FireEye, Inc.	46,859	0.0
31,392	@	First Data Corp.	486,576	0.2
22,291	@	Fiserv, Inc.	2,570,375	0.9
10,503	@,L	Fitbit, Inc.	62,178	0.0
9,195	@	FleetCor Technologies, Inc.	1,392,399	0.5
14,527	@	Fortinet, Inc.	557,110	0.2
8,019	@	Gartner, Inc.	865,972	0.3
14,249		Genpact Ltd.	352,805	0.1
15,398		Global Payments, Inc.	1,242,311	0.4
4,671	@,L	GoDaddy, Inc.	177,031	0.1
7,255	@	Guidewire Software, Inc.	408,674	0.1
5,535	@	IAC/InterActiveCorp	408,040	0.1
2,981	@	IPG Photonics Corp.	359,807	0.1
7,901		Jack Henry & Associates, Inc.	735,583	0.3
15,661		KLA-Tencor Corp.	1,488,891	0.5
12,798		Lam Research Corp.	1,642,751	0.6
6,674		Leidos Holdings, Inc.	341,308	0.1
7,188	@	Manhattan Associates, Inc.	374,135	0.1
2,926	@,L	Match Group, Inc.	47,782	0.0
28,381		Maxim Integrated Products	1,276,010	0.4
21,106		Microchip Technology, Inc.	1,557,201	0.5
1,872		Motorola Solutions, Inc.	161,404	0.1
8,170		National Instruments Corp.	266,015	0.1
12,392	@	NCR Corp.	566,067	0.2
16,968	@	Nuance Communications, Inc.	293,716	0.1
1,195	@,L	Nutanix, Inc.	22,430	0.0
51,142		Nvidia Corp.	5,570,898	1.9
4,179	@	ON Semiconductor Corp.	64,733	0.0
8,727	@	Palo Alto Networks, Inc.	983,358	0.3
19,178	@,L	Pandora Media, Inc.	226,492	0.1
32,384		Paychex, Inc.	1,907,418	0.7
5,076	@	PTC, Inc.	266,744	0.1
1,269	@	Qorvo, Inc.	87,003	0.0
18,177	@	Red Hat, Inc.	1,572,310	0.5
20,783		Sabre Corp.	440,392	0.2
15,823	@	ServiceNow, Inc.	1,384,038	0.5
17,491		Skyworks Solutions, Inc.	1,713,768	0.6
13,142	@	Splunk, Inc.	818,615	0.3
5,235	@	Square, Inc.	90,461	0.0
15,526		SS&C Technologies Holdings, Inc.	549,620	0.2
8,744		Symantec Corp.	268,266	0.1
1,466	@	Synopsys, Inc.	105,743	0.0
5,511	@	Tableau Software, Inc.	273,070	0.1
12,996	@	Teradata Corp.	404,435	0.1
16,669		Total System Services, Inc.	891,125	0.3
19,975	@	Trimble, Inc.	639,400	0.2
1,562	@,L	Twilio, Inc.	45,095	0.0
56,190	@,L	Twitter, Inc.	840,040	0.3
3,314	@	Tyler Technologies, Inc.	512,212	0.2
2,756	@	Ultimate Software Group, Inc.	537,999	0.2
15,546	@	Vantiv, Inc.	996,810	0.4
10,975	@	VeriFone Holdings, Inc.	205,562	0.1
8,993	@,L	VeriSign, Inc.	783,380	0.3
49,406		Western Union Co.	1,005,412	0.4
3,868	@	WEX, Inc.	400,338	0.1
11,692	@	Workday, Inc.	973,710	0.3
8,083		Xilinx, Inc.	467,925	0.2
5,277	@,L	Yelp, Inc.	172,822	0.1
4,249	@	Zebra Technologies Corp.	387,721	0.1
3,613	@	Zillow Group, Inc. - Class A	122,156	0.1
7,113	@	Zillow Group, Inc. - Class C	239,495	0.1
			64,656,267	22.2

		Materials: 5.1%
1,609		Aptargroup, Inc.	123,877	0.0
8,429		Avery Dennison Corp.	679,377	0.2
16,521	@	Axalta Coating Systems Ltd.	531,976	0.2
17,155		Ball Corp.	1,273,930	0.4
1,383		Bemis Co., Inc.	67,573	0.0
12,630	@	Berry Plastics Group, Inc.	613,439	0.2
1,372		Celanese Corp.	123,274	0.0
13,500	@	Crown Holdings, Inc.	714,825	0.3
4,691		Eagle Materials, Inc.	455,684	0.2
10,807		FMC Corp.	752,059	0.3
29,061	@	Freeport-McMoRan, Inc.	388,255	0.1
22,493		Graphic Packaging Holding Co.	289,485	0.1
8,005		International Flavors & Fragrances, Inc.	1,060,903	0.4
5,771		Martin Marietta Materials, Inc.	1,259,521	0.4
687		NewMarket Corp.	311,369	0.1
16,176	@	Owens-Illinois, Inc.	329,667	0.1
9,374		Packaging Corp. of America	858,846	0.3
445		Royal Gold, Inc.	31,172	0.0
13,082		RPM International, Inc.	719,902	0.3
4,173		Scotts Miracle-Gro Co.	389,716	0.1
19,713		Sealed Air Corp.	859,092	0.3
3,724		Silgan Holdings, Inc.	221,057	0.1
3,722	L	Southern Copper Corp.	133,583	0.1
3,567		Steel Dynamics, Inc.	123,989	0.0
7,872		Valspar Corp.	873,320	0.3
461	L	Valvoline, Inc.	11,318	0.0
12,382		Vulcan Materials Co.	1,491,783	0.5
3,915		WR Grace & Co.	272,915	0.1
			14,961,907	5.1

		Real Estate: 5.3%
900		Alexandria Real Estate Equities, Inc.	99,468	0.0
2,614		Boston Properties, Inc.	346,120	0.1
869		Care Capital Properties, Inc.	23,350	0.0
30,103	@	CBRE Group, Inc.	1,047,283	0.4

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
18,490		Colony NorthStar, Inc.	$238,706	0.1
12,101		CubeSmart	314,142	0.1
6,876		CyrusOne, Inc.	353,908	0.1
11,195		Digital Realty Trust, Inc.	1,191,036	0.4
7,455		Empire State Realty Trust, Inc.	153,871	0.1
7,568		Equinix, Inc.	3,030,000	1.1
7,665		Equity Lifestyle Properties, Inc.	590,665	0.2
2,730		Essex Property Trust, Inc.	632,077	0.2
12,095		Extra Space Storage, Inc.	899,747	0.3
7,090		Federal Realty Investment Trust	946,515	0.3
18,778		Gaming and Leisure Properties, Inc.	627,561	0.2
9,971		Healthcare Trust of America, Inc.	313,688	0.1
1,108	@	Invitation Homes, Inc.	24,182	0.0
26,119		Iron Mountain, Inc.	931,665	0.3
8,227		Lamar Advertising Co.	614,886	0.2
3,002	L	Life Storage, Inc.	246,524	0.1
6,854		Omega Healthcare Investors, Inc.	226,114	0.1
2,248		Outfront Media, Inc.	59,684	0.0
10,039		Park Hotels & Resorts, Inc.	257,701	0.1
1,797		Regency Centers Corp.	119,303	0.1
7,959	@	SBA Communications Corp.	958,025	0.3
2,788		Senior Housing Properties Trust	56,457	0.0
8,457		Tanger Factory Outlet Centers, Inc.	277,136	0.1
2,917		Taubman Centers, Inc.	192,580	0.1
10,660		Ventas, Inc.	693,326	0.2
			15,465,720	5.3

		Telecommunication Services: 0.2%
16,374	@	Zayo Group Holdings, Inc.	538,705	0.2

	Total Common Stock
	(Cost $168,462,778)		290,544,433	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 3.6%
2,467,603	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $2,467,763, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $2,516,956, due 10/15/17-02/15/46)	2,467,603	0.9
2,467,603	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,467,767, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,516,956, due 04/01/17-02/20/67)	2,467,603	0.9
496,775	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $496,808, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $506,710, due 05/11/17-12/01/51)	496,775	0.2
2,467,603	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,467,773, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,516,955, due 02/15/43-02/15/44)	2,467,603	0.8

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,467,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,467,783, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,516,955, due 01/15/19-02/15/46)	$2,467,600	0.8
		10,367,184	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,167,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $1,167,000)	1,167,000	0.4

	Total Short-Term Investments
	(Cost $11,534,184)	11,534,184	4.0

	Total Investments in Securities (Cost $179,996,962)	$302,078,617	103.6
	Liabilities in Excess of Other Assets	(10,425,826)	(3.6)
	Net Assets	$291,652,791	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $180,762,144.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,649,489
Gross Unrealized Depreciation	(7,333,016)

Net Unrealized Appreciation	$121,316,473

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$290,544,433	$–	$–	$290,544,433
Short-Term Investments	1,167,000	10,367,184	–	11,534,184
Total Investments, at fair value	$291,711,433	$10,367,184	$–	$302,078,617
Other Financial Instruments+
Futures	16,672	–	–	16,672
Total Assets	$291,728,105	$10,367,184	$–	$302,095,289

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	9	06/16/17	$1,546,380	$16,672
			$1,546,380	$16,672

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$16,672
Total Asset Derivatives		$16,672

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 14.8%
27,685		Adient plc	$2,011,869	0.1
21,366		Advance Auto Parts, Inc.	3,167,723	0.2
16,534	@	AMC Networks, Inc.	970,215	0.1
73,049		Aramark	2,693,317	0.1
19,848	@	Autonation, Inc.	839,372	0.0
8,885	@	Autozone, Inc.	6,424,299	0.3
44,824		Bed Bath & Beyond, Inc.	1,768,755	0.1
83,617		Best Buy Co., Inc.	4,109,776	0.2
65,486		BorgWarner, Inc.	2,736,660	0.1
15,061		Brinker International, Inc.	662,082	0.0
27,264		Brunswick Corp.	1,668,557	0.1
21,178	@	Burlington Stores, Inc.	2,060,408	0.1
15,265	@	Cabela's, Inc.	810,724	0.0
1,433		Cable One, Inc.	894,866	0.0
22,804		CalAtlantic Group, Inc.	854,010	0.0
58,301	@	Carmax, Inc.	3,452,585	0.2
15,102		Carter's, Inc.	1,356,160	0.1
8,523	@,L	Chipotle Mexican Grill, Inc.	3,797,167	0.2
9,940		Choice Hotels International, Inc.	622,244	0.0
31,925		Cinemark Holdings, Inc.	1,415,554	0.1
11,522		Clear Channel Outdoor Holdings, Inc.	69,708	0.0
84,127		Coach, Inc.	3,476,969	0.2
22,432		CST Brands, Inc.	1,078,755	0.1
35,145		Darden Restaurants, Inc.	2,940,582	0.2
82,372		Delphi Automotive PLC	6,630,122	0.3
26,334		Dick's Sporting Goods, Inc.	1,281,412	0.1
5,599	L	Dillard's, Inc.	292,492	0.0
45,137	@	Discovery Communications, Inc. - Class A	1,313,035	0.1
66,987	@	Discovery Communications, Inc. - Class C	1,896,402	0.1
85,899		Dollar General Corp.	5,989,737	0.3
68,409	@	Dollar Tree, Inc.	5,367,370	0.3
15,044		Domino's Pizza, Inc.	2,772,609	0.1
101,765		D.R. Horton, Inc.	3,389,792	0.2
27,628		Dunkin' Brands Group, Inc.	1,510,699	0.1
36,013		Expedia, Inc.	4,543,760	0.2
22,667		Extended Stay America, Inc.	361,312	0.0
40,702		Foot Locker, Inc.	3,044,917	0.2
31,183		GameStop Corp.	703,177	0.0
67,053		Gap, Inc.	1,628,717	0.1
33,603		Garmin Ltd.	1,717,449	0.1
85,358		Gentex Corp.	1,820,686	0.1
44,091		Genuine Parts Co.	4,074,449	0.2
76,146		Goodyear Tire & Rubber Co.	2,741,256	0.1
1,322		Graham Holdings Co.	792,605	0.0
112,796	@,L	Groupon, Inc.	443,288	0.0
62,508		H&R Block, Inc.	1,453,311	0.1
113,705		Hanesbrands, Inc.	2,360,516	0.1
54,612		Harley-Davidson, Inc.	3,304,026	0.2
33,887		Hasbro, Inc.	3,382,600	0.2
15,818	@	Hilton Grand Vacations, Inc.	453,344	0.0
52,680		Hilton Worldwide Holdings, Inc.	3,079,673	0.2
9,953	@	Hyatt Hotels Corp.	537,263	0.0
28,746		International Game Technology PLC	681,280	0.0
121,115		Interpublic Group of Cos., Inc.	2,975,796	0.2
93,809	@,L	JC Penney Co., Inc.	577,863	0.0
13,553		John Wiley & Sons, Inc.	729,151	0.0
39,049	@	Kate Spade & Co.	907,108	0.1
51,902		Kohl's Corp.	2,066,219	0.1
73,136		L Brands, Inc.	3,444,706	0.2
20,979		Lear Corp.	2,970,207	0.2
39,971		Leggett & Platt, Inc.	2,011,341	0.1
54,509		Lennar Corp. - Class A	2,790,316	0.1
3,192		Lennar Corp. - Class B	133,426	0.0
27,387	@	Liberty Media Corp. - SiriusXM A	1,065,902	0.1
55,289	@	Liberty Media Corp. - SiriusXM C	2,144,107	0.1
7,766	@	Liberty Broadband Corp. - A	660,809	0.0
31,144	@	Liberty Broadband Corp. - C	2,690,842	0.1
16,234	@	Liberty Expedia Holdings, Inc.	738,322	0.0
126,235	@	Liberty Interactive Corp. QVC Group	2,527,225	0.1
24,074	@	Liberty Ventures	1,070,812	0.1
14,135	L	Lions Gate Entertainment Corp. - A	375,426	0.0
31,738	@	Lions Gate Entertainment Corp. - B	773,772	0.0
39,526	@	Live Nation Entertainment, Inc.	1,200,405	0.1
92,043	@	LKQ Corp.	2,694,099	0.1
29,279	@	Lululemon Athletica, Inc.	1,518,702	0.1
93,061		Macy's, Inc.	2,758,328	0.1
5,857	@	Madison Square Garden Co.	1,169,701	0.1
97,190		Marriott International, Inc.	9,153,354	0.5
102,922		Mattel, Inc.	2,635,832	0.1
143,062		MGM Resorts International	3,919,899	0.2
48,768	@	Michael Kors Holdings Ltd.	1,858,548	0.1
25,520	@	Michaels Cos, Inc.	571,393	0.0
18,597	@	Mohawk Industries, Inc.	4,267,826	0.2
10,585	@	Murphy USA, Inc.	777,151	0.0
141,999		Newell Brands, Inc.	6,698,093	0.3
114,574		News Corp - Class A	1,489,462	0.1
37,366		News Corp - Class B	504,441	0.0
37,164	L	Nordstrom, Inc.	1,730,727	0.1
47,958	@	Norwegian Cruise Line Holdings Ltd.	2,432,909	0.1
1,055	@	NVR, Inc.	2,222,758	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
71,306		Omnicom Group	$6,147,290	0.3
28,538	@	O'Reilly Automotive, Inc.	7,700,694	0.4
6,738	@,L	Panera Bread Co.	1,764,480	0.1
11,724		Penske Auto Group, Inc.	548,800	0.0
18,139	L	Polaris Industries, Inc.	1,520,048	0.1
12,166		Pool Corp.	1,451,769	0.1
95,470		Pulte Group, Inc.	2,248,318	0.1
24,334		PVH Corp.	2,517,839	0.1
17,215		Ralph Lauren Corp.	1,405,088	0.1
24,865	L	Regal Entertainment Group	561,452	0.0
118,874		Ross Stores, Inc.	7,830,230	0.4
50,797		Royal Caribbean Cruises Ltd.	4,983,694	0.3
44,071	@	Sally Beauty Holdings, Inc.	900,811	0.0
24,834		Scripps Networks Interactive - Class A	1,946,241	0.1
56,571		Service Corp. International	1,746,912	0.1
40,886	@	ServiceMaster Global Holdings, Inc.	1,706,990	0.1
20,989		Signet Jewelers Ltd.	1,453,908	0.1
536,918	L	Sirius XM Holdings, Inc.	2,765,128	0.1
21,567		Six Flags Entertainment Corp.	1,283,021	0.1
39,257	@	Skechers USA, Inc.	1,077,605	0.1
194,397		Staples, Inc.	1,704,862	0.1
65,650		TEGNA, Inc.	1,681,953	0.1
14,209	@,L	Tempur Sealy International, Inc.	660,150	0.0
14,510		Thor Industries, Inc.	1,394,846	0.1
33,022		Tiffany & Co.	3,146,997	0.2
46,588	@	Toll Brothers, Inc.	1,682,293	0.1
40,253		Tractor Supply Co.	2,776,249	0.1
22,053		Tribune Media Co.	821,915	0.0
34,333	@	TripAdvisor, Inc.	1,481,812	0.1
15,133		Tupperware Brands Corp.	949,142	0.1
17,662	@	Ulta Salon Cosmetics & Fragrance, Inc.	5,037,732	0.3
55,199	@,L	Under Armour, Inc. - Class A	1,091,836	0.1
55,893	@	Under Armour, Inc. - Class C	1,022,842	0.1
27,246	@	Urban Outfitters, Inc.	647,365	0.0
11,707		Vail Resorts, Inc.	2,246,573	0.1
3,052		Viacom, Inc.	148,785	0.0
104,025		Viacom, Inc. - Class B	4,849,646	0.3
18,326	@	Vista Outdoor, Inc.	377,332	0.0
10,294	@	Visteon Corp.	1,008,297	0.1
58,601		Wendy's Company	797,560	0.0
22,409		Whirlpool Corp.	3,839,334	0.2
26,648	L	Williams-Sonoma, Inc.	1,428,866	0.1
31,175		Wyndham Worldwide Corp.	2,627,741	0.1
24,106		Wynn Resorts Ltd.	2,762,789	0.1
			291,453,869	14.8

		Consumer Staples: 4.9%
18,377	@	Blue Buffalo Pet Products, Inc.	422,671	0.0
16,598		Brown-Forman Corp. - Class A	781,268	0.0
56,047		Brown-Forman Corp. - Class B	2,588,250	0.1
41,939		Bunge Ltd.	3,324,085	0.2
56,250		Campbell Soup Co.	3,219,750	0.2
11,711		Casey's General Stores, Inc.	1,314,560	0.1
77,415		Church & Dwight Co., Inc.	3,860,686	0.2
39,094		Clorox Co.	5,271,044	0.3
131,944		Conagra Brands, Inc.	5,322,621	0.3
137,675		Coty, Inc - Class A	2,496,048	0.1
55,936		Dr Pepper Snapple Group, Inc.	5,477,253	0.3
17,788	@	Edgewell Personal Care Co.	1,301,014	0.1
18,534		Energizer Holdings, Inc.	1,033,271	0.1
52,052		Flowers Foods, Inc.	1,010,329	0.0
30,691	@	Hain Celestial Group, Inc.	1,141,705	0.1
22,236	@,L	Herbalife Ltd.	1,292,801	0.1
42,324		Hershey Co.	4,623,897	0.2
81,694		Hormel Foods Corp.	2,829,063	0.1
21,644		Ingredion, Inc.	2,606,587	0.1
34,973		JM Smucker Co.	4,584,261	0.2
74,990		Kellogg Co.	5,445,024	0.3
43,980		Lamb Weston Holdings, Inc.	1,849,799	0.1
34,887		McCormick & Co., Inc.	3,403,227	0.2
56,395		Mead Johnson Nutrition Co.	5,023,667	0.3
51,876		Molson Coors Brewing Co.	4,965,052	0.3
15,658		Nu Skin Enterprises, Inc.	869,645	0.0
18,098	L	Pilgrim's Pride Corp.	407,296	0.0
34,832		Pinnacle Foods, Inc.	2,015,728	0.1
19,338	@	Post Holdings, Inc.	1,692,462	0.1
310,280	@	Rite Aid Corp.	1,318,690	0.1
7,412		Spectrum Brands Holdings, Inc.	1,030,342	0.0
40,225	@	Sprouts Farmers Market, Inc.	930,002	0.0
16,513	@	TreeHouse Foods, Inc.	1,397,991	0.1
87,952		Tyson Foods, Inc.	5,427,518	0.3
13,638	@	US Foods Holding Corp.	381,591	0.0
52,395	@	WhiteWave Foods Co.	2,941,979	0.1
96,134		Whole Foods Market, Inc.	2,857,102	0.1
			96,458,279	4.9

		Energy: 5.8%
54,262	@	Antero Resources Corp.	1,237,716	0.1
132,292		Baker Hughes, Inc.	7,913,707	0.4
138,854		Cabot Oil & Gas Corp.	3,319,999	0.2
60,195	@	Cheniere Energy, Inc.	2,845,418	0.1
183,507	@,L	Chesapeake Energy Corp.	1,090,032	0.1
28,211		Cimarex Energy Co.	3,370,932	0.2
42,529	@	Concho Resources, Inc./Midland TX	5,458,172	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
68,447		Consol Energy, Inc.	$1,148,541	0.1
26,129	@,L	Continental Resources, Inc.	1,186,779	0.1
157,770		Devon Energy Corp.	6,582,164	0.3
19,607	@	Diamond Offshore Drilling	327,633	0.0
27,161	@	Diamondback Energy, Inc.	2,817,003	0.1
11,552	@,L	Dril-Quip, Inc.	630,162	0.0
92,156		Ensco PLC	824,796	0.0
51,935		EQT Corp.	3,173,228	0.2
11,519	@,L	Extraction Oil & Gas, Inc.	213,677	0.0
11,525	L	Frank's International N.V.	121,819	0.0
48,512	@	Gulfport Energy Corp.	833,921	0.0
29,288	L	Helmerich & Payne, Inc.	1,949,702	0.1
85,047		Hess Corp.	4,100,116	0.2
48,850		HollyFrontier Corp.	1,384,409	0.1
47,946	@,L	Kosmos Energy, LLC	319,320	0.0
43,894	@	Laredo Petroleum, Inc.	640,852	0.0
255,853		Marathon Oil Corp.	4,042,477	0.2
158,792		Marathon Petroleum Corp.	8,025,348	0.4
49,228		Murphy Oil Corp.	1,407,429	0.1
83,051		Nabors Industries Ltd.	1,085,477	0.1
114,017		National Oilwell Varco, Inc.	4,570,942	0.2
59,882	@	Newfield Exploration Co.	2,210,245	0.1
74,382		Noble Corp. PLC	460,425	0.0
128,275		Noble Energy, Inc.	4,404,963	0.2
29,907		Oceaneering International, Inc.	809,882	0.0
63,083		Oneok, Inc.	3,497,322	0.2
67,235	@	Parsley Energy, Inc.	2,185,810	0.1
49,086		Patterson-UTI Energy, Inc.	1,191,317	0.1
33,234	L	PBF Energy, Inc.	736,798	0.0
71,946	@	QEP Resources, Inc.	914,434	0.1
61,679		Range Resources Corp.	1,794,859	0.1
46,493	@	Rice Energy, Inc.	1,101,884	0.1
38,368	@	Rowan Companies PLC	597,773	0.0
17,983	L	RPC, Inc.	329,269	0.0
29,462		SM Energy Co.	707,677	0.0
147,844	@	Southwestern Energy Co.	1,207,885	0.1
45,920	@	Superior Energy Services	654,819	0.0
53,382		Targa Resources Corp.	3,197,582	0.2
36,020		Tesoro Corp.	2,919,781	0.2
104,050	@,L	Transocean Ltd.	1,295,423	0.1
46,386		United States Steel Corp.	1,568,311	0.1
294,847	@,L	Weatherford International PLC	1,960,733	0.1
61,454	@	Whiting Petroleum Corp.	581,355	0.0
226,055		Williams Cos., Inc.	6,688,967	0.3
21,106		World Fuel Services Corp.	765,092	0.0
115,836	@	WPX Energy, Inc.	1,551,044	0.1
			113,955,421	5.8

		Financials: 13.0%
17,115		Affiliated Managers Group, Inc.	2,805,833	0.1
100,032		AGNC Investment Corp.	1,989,636	0.1
4,484	@	Alleghany Corp.	2,756,135	0.1
26,356		Allied World Assurance Co. Holdings Ltd.	1,399,504	0.1
133,916		Ally Financial, Inc.	2,722,512	0.1
20,621		American Financial Group, Inc.	1,967,656	0.1
2,248		American National Insurance Co.	265,331	0.0
44,222		Ameriprise Financial, Inc.	5,734,709	0.3
26,570		Amtrust Financial Services, Inc.	490,482	0.0
307,026		Annaly Capital Management, Inc.	3,411,059	0.2
34,580	@	Arch Capital Group Ltd.	3,277,147	0.2
52,929		Arthur J. Gallagher & Co.	2,992,606	0.2
11,385		Artisan Partners Asset Management, Inc.	314,226	0.0
18,342		Aspen Insurance Holdings Ltd.	954,701	0.0
44,975		Associated Banc-Corp.	1,097,390	0.1
17,141		Assurant, Inc.	1,639,879	0.1
37,353		Assured Guaranty Ltd.	1,386,170	0.1
8,185	@	Athene Holding Ltd.	409,127	0.0
25,641		Axis Capital Holdings Ltd.	1,718,716	0.1
12,779		Bank of Hawaii Corp.	1,052,478	0.1
29,892		BankUnited, Inc.	1,115,271	0.1
7,833		BOK Financial Corp.	613,089	0.0
35,102		Brown & Brown, Inc.	1,464,455	0.1
24,412		CBOE Holdings, Inc.	1,979,081	0.1
56,492		Chimera Investment Corp.	1,140,009	0.1
45,210		Cincinnati Financial Corp.	3,267,327	0.2
60,032		CIT Group, Inc.	2,577,174	0.1
159,838		Citizens Financial Group, Inc.	5,522,403	0.3
8,332		CNA Financial Corp.	368,024	0.0
52,649		Comerica, Inc.	3,610,668	0.2
26,304		Commerce Bancshares, Inc.	1,477,233	0.1
2,544	@,L	Credit Acceptance Corp.	507,299	0.0
16,003		Cullen/Frost Bankers, Inc.	1,423,787	0.1
8,158	@	Donnelley Financial Solutions, Inc.	157,368	0.0
84,216	@	E*Trade Financial Corp.	2,938,296	0.1
43,258		East West Bancorp, Inc.	2,232,545	0.1
33,077		Eaton Vance Corp.	1,487,142	0.1
7,438		Erie Indemnity Co.	912,643	0.0
12,634		Everest Re Group Ltd.	2,953,956	0.1
12,056		Factset Research Systems, Inc.	1,988,155	0.1
28,491		Federated Investors, Inc.	750,453	0.0
230,697		Fifth Third Bancorp	5,859,704	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,143		First American Financial Corp.	$1,262,577	0.1
7,681		First Hawaiian, Inc.	229,816	0.0
69,445		First Horizon National Corp.	1,284,732	0.1
46,305		First Republic Bank	4,343,872	0.2
79,185		FNF Group	3,083,464	0.2
12,736		Hanover Insurance Group, Inc.	1,147,004	0.1
111,295		Hartford Financial Services Group, Inc.	5,349,951	0.3
324,506		Huntington Bancshares, Inc.	4,345,135	0.2
19,319		Interactive Brokers Group, Inc.	670,756	0.0
124,132		Invesco Ltd.	3,802,163	0.2
325,425		Keycorp	5,786,056	0.3
38,409		Lazard Ltd.	1,766,430	0.1
29,337		Legg Mason, Inc.	1,059,359	0.1
99,137		Leucadia National Corp.	2,577,562	0.1
67,960		Lincoln National Corp.	4,447,982	0.2
84,522		Loews Corp.	3,953,094	0.2
25,898		LPL Financial Holdings, Inc.	1,031,517	0.1
45,132		M&T Bank Corp.	6,983,274	0.4
4,119	@	Markel Corp.	4,019,567	0.2
11,046		MarketAxess Holdings, Inc.	2,071,015	0.1
8,390	L	Mercury General Corp.	511,706	0.0
111,422		MFA Financial, Inc.	900,290	0.0
51,122		Moody's Corp.	5,727,709	0.3
5,512		Morningstar, Inc.	433,243	0.0
25,965		MSCI, Inc. - Class A	2,523,538	0.1
33,799		Nasdaq, Inc.	2,347,341	0.1
90,952		Navient Corp.	1,342,452	0.1
143,069		New York Community Bancorp., Inc.	1,998,674	0.1
62,480		Northern Trust Corp.	5,409,518	0.3
72,852		Old Republic International Corp.	1,492,009	0.1
16,300	@	OneMain Holdings, Inc.	405,055	0.0
35,786		PacWest Bancorp	1,905,962	0.1
100,924		People's United Financial, Inc.	1,836,817	0.1
30,873		Popular, Inc.	1,257,457	0.1
80,752		Principal Financial Group, Inc.	5,096,259	0.3
15,826		ProAssurance Corp.	953,516	0.0
175,583		Progressive Corp.	6,879,342	0.3
38,120		Raymond James Financial, Inc.	2,907,031	0.1
382,803		Regions Financial Corp.	5,562,128	0.3
19,260		Reinsurance Group of America, Inc.	2,445,635	0.1
12,738		RenaissanceRe Holdings Ltd.	1,842,552	0.1
32,547	@	Santander Consumer USA Holdings, Inc.	433,526	0.0
38,501		SEI Investments Co.	1,941,990	0.1
15,927	@	Signature Bank	2,363,408	0.1
128,381	@	SLM Corp.	1,553,410	0.1
75,384		Starwood Property Trust, Inc.	1,702,171	0.1
151,447		SunTrust Banks, Inc.	8,375,019	0.4
15,603	@	SVB Financial Group	2,903,562	0.1
252,494		Synchrony Financial	8,660,544	0.4
37,492		Synovus Financial Corp.	1,537,922	0.1
73,244		T. Rowe Price Group, Inc.	4,991,579	0.3
47,910		TCF Financial Corp.	815,428	0.0
74,995		TD Ameritrade Holding Corp.	2,914,306	0.1
17,418		TFS Financial Corp.	289,487	0.0
35,820		Torchmark Corp.	2,759,573	0.1
104,290		Two Harbors Investment Corp.	1,000,141	0.1
71,791		Unum Group	3,366,280	0.2
22,642		Validus Holdings Ltd.	1,276,782	0.1
57,329	**	Voya Financial, Inc.	2,176,209	0.1
28,123	@	Western Alliance Bancorp.	1,380,558	0.1
1,276		White Mountains Insurance Group Ltd.	1,122,727	0.1
28,873		WR Berkley Corp.	2,039,300	0.1
79,375		XL Group Ltd.	3,163,888	0.2
60,690		Zions Bancorp.	2,548,980	0.1
			255,041,729	13.0

		Health Care: 9.1%
11,965	@	Abiomed, Inc.	1,498,018	0.1
22,248	@,L	Acadia Healthcare Co., Inc.	970,013	0.1
28,832	@,L	Acadia Pharmaceuticals, Inc.	991,244	0.1
98,100		Agilent Technologies, Inc.	5,186,547	0.3
9,522	@,L	Agios Pharmaceuticals, Inc.	556,085	0.0
25,599	@	Akorn, Inc.	616,424	0.0
26,075	@	Alere, Inc.	1,035,960	0.1
21,770	@	Align Technology, Inc.	2,497,237	0.1
45,329	@	Alkermes PLC	2,651,746	0.1
56,937	@	Allscripts-Misys Healthcare Solutions, Inc.	721,961	0.0
22,547	@	Alnylam Pharmaceuticals, Inc.	1,155,534	0.1
49,668		AmerisourceBergen Corp.	4,395,618	0.2
265	@	AquaBounty Technologies, Inc.	2,936	0.0
11,731	@,L	athenahealth, Inc.	1,321,966	0.1
51,502	@	BioMarin Pharmaceutical, Inc.	4,520,846	0.2
6,253	@	Bio-Rad Laboratories, Inc.	1,246,473	0.1
11,067		Bio-Techne Corp.	1,124,961	0.1
56,291	@	Brookdale Senior Living, Inc.	755,988	0.0
31,892		Bruker Corp.	744,040	0.0
50,441	@	Centene Corp.	3,594,426	0.2
88,726	@	Cerner Corp.	5,221,525	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,068	@	Charles River Laboratories International, Inc.	$1,265,417	0.1
14,326		Cooper Cos., Inc.	2,863,624	0.1
22,169		CR Bard, Inc.	5,509,883	0.3
47,626	@	DaVita, Inc.	3,237,139	0.2
69,355		Dentsply Sirona, Inc.	4,330,526	0.2
24,787	@	DexCom, Inc.	2,100,203	0.1
63,711	@	Edwards Lifesciences Corp.	5,993,294	0.3
62,455	@	Endo International PLC	696,998	0.0
34,971	@	Envision Healthcare Corp.	2,144,422	0.1
24,703	@	Henry Schein, Inc.	4,198,769	0.2
19,728		Hill-Rom Holdings, Inc.	1,392,797	0.1
84,186	@	Hologic, Inc.	3,582,114	0.2
26,764	@	Idexx Laboratories, Inc.	4,137,982	0.2
44,136	@	Illumina, Inc.	7,531,367	0.4
49,087	@	Incyte Corp., Ltd.	6,561,459	0.3
17,947	@,L	Inovalon Holdings, Inc.	226,132	0.0
4,946	@,L	Intercept Pharmaceuticals, Inc.	559,393	0.0
16,932	@,L	Intrexon Corp.	335,592	0.0
11,403	@	Intuitive Surgical, Inc.	8,740,057	0.4
36,279	@,L	Ionis Pharmaceuticals, Inc.	1,458,416	0.1
19,304	@,L	Juno Therapeutics, Inc.	428,356	0.0
30,869	@	Laboratory Corp. of America Holdings	4,428,775	0.2
11,382	@	LifePoint Health, Inc.	745,521	0.0
33,012	@	Mallinckrodt PLC - W/I	1,471,345	0.1
27,620	@	Mednax, Inc.	1,916,276	0.1
7,917	@	Mettler Toledo International, Inc.	3,791,530	0.2
25,930	@	Neurocrine Biosciences, Inc.	1,122,769	0.1
98,206	@,L	Opko Health, Inc.	785,648	0.0
9,804	@	Patheon NV	258,237	0.0
25,268	L	Patterson Cos., Inc.	1,142,872	0.1
32,734		PerkinElmer, Inc.	1,900,536	0.1
41,550		Perrigo Co. PLC	2,758,505	0.1
14,041	@	Premier, Inc.	446,925	0.0
66,276		QIAGEN NV	1,920,016	0.1
42,721		Quest Diagnostics, Inc.	4,194,775	0.2
42,384	@	Quintiles IMS Holdings, Inc.	3,413,184	0.2
41,986		Resmed, Inc.	3,021,732	0.2
29,010	@	Seattle Genetics, Inc.	1,823,569	0.1
13,169		Teleflex, Inc.	2,551,230	0.1
24,666	@,L	Tenet Healthcare Corp.	436,835	0.0
13,288	@	United Therapeutics Corp.	1,798,929	0.1
25,817		Universal Health Services, Inc.	3,212,926	0.2
11,494	@	Varex Imaging Corp.	386,198	0.0
28,747	@	Varian Medical Systems, Inc.	2,619,714	0.1
23,427	@	VCA, Inc.	2,143,570	0.1
28,961	@	Veeva Systems, Inc.	1,485,120	0.1
23,812	@	VWR Corp.	671,498	0.0
23,159	@	Waters Corp.	3,619,983	0.2
13,339	@	WellCare Health Plans, Inc.	1,870,261	0.1
21,629		West Pharmaceutical Services, Inc.	1,765,143	0.1
55,716		Zimmer Biomet Holdings, Inc.	6,803,481	0.3
137,557		Zoetis, Inc.	7,341,417	0.4
			179,952,008	9.1

		Industrials: 13.6%
13,121		Acuity Brands, Inc.	2,676,684	0.1
45,912	@	Aecom Technology Corp.	1,634,008	0.1
20,989		AGCO Corp.	1,263,118	0.1
29,002		Air Lease Corp.	1,123,827	0.1
36,108		Alaska Air Group, Inc.	3,329,880	0.2
28,927		Allegion Public Ltd.	2,189,774	0.1
42,642		Allison Transmission Holdings, Inc.	1,537,670	0.1
1,870		Amerco, Inc.	712,825	0.0
159,632		American Airlines Group, Inc.	6,752,434	0.3
69,501		Ametek, Inc.	3,758,614	0.2
43,957		AO Smith Corp.	2,248,840	0.1
132,484		Arconic, Inc.	3,489,629	0.2
14,163	@,L	Armstrong World Industries, Inc.	652,206	0.0
23,700	@	Avis Budget Group, Inc.	701,046	0.0
30,792		BE Aerospace, Inc.	1,974,075	0.1
28,128		BWX Technologies, Inc.	1,338,893	0.1
18,865		Carlisle Cos., Inc.	2,007,425	0.1
42,954		CH Robinson Worldwide, Inc.	3,319,915	0.2
31,434		Chicago Bridge & Iron Co. NV	966,595	0.0
26,783		Cintas Corp.	3,389,121	0.2
15,964	@	Clean Harbors, Inc.	887,918	0.0
29,632	@	Colfax Corp.	1,163,352	0.1
9,386		Copa Holdings S.A.	1,053,578	0.1
29,478	@	Copart, Inc.	1,825,573	0.1
35,103		Covanta Holding Corp.	551,117	0.0
14,666		Crane Co.	1,097,457	0.1
47,653		Cummins, Inc.	7,205,134	0.4
38,263		Donaldson Co., Inc.	1,741,732	0.1
46,276		Dover Corp.	3,718,277	0.2
10,960		Dun & Bradstreet Corp.	1,183,022	0.1
35,750		Equifax, Inc.	4,888,455	0.2
54,761		Expeditors International Washington, Inc.	3,093,449	0.2
86,855		Fastenal Co.	4,473,032	0.2
39,191		Flowserve Corp.	1,897,628	0.1
42,038		Fluor Corp.	2,212,040	0.1
46,057		Fortune Brands Home & Security, Inc.	2,802,568	0.1
18,291	@	Genesee & Wyoming, Inc.	1,241,227	0.1
16,662		Graco, Inc.	1,568,561	0.1
60,657	@	HD Supply Holdings, Inc.	2,494,519	0.1
5,978		Heico Corp.	521,282	0.0
11,664		Heico Corp. - Class A	874,800	0.0
7,404	@	Herc Holdings, Inc.	361,982	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,201	@,L	Hertz Global Holdings, Inc.	$389,406	0.0
27,924		Hexcel Corp.	1,523,254	0.1
16,553		Hubbell, Inc.	1,987,188	0.1
14,038		Huntington Ingalls Industries, Inc.	2,810,969	0.1
22,910		IDEX Corp.	2,142,314	0.1
77,690		Ingersoll-Rand PLC - Class A	6,317,751	0.3
27,216		ITT, Inc.	1,116,400	0.1
36,114		Jacobs Engineering Group, Inc.	1,996,382	0.1
26,727		JB Hunt Transport Services, Inc.	2,451,935	0.1
97,145	@	JetBlue Airways Corp.	2,002,158	0.1
276,970		Johnson Controls International plc	11,665,976	0.6
32,494		Kansas City Southern	2,786,685	0.1
41,520		KAR Auction Services, Inc.	1,813,178	0.1
43,504		KBR, Inc.	653,865	0.0
15,902	@	Kirby Corp.	1,121,886	0.1
23,133		L3 Technologies, Inc.	3,823,654	0.2
12,709		Landstar System, Inc.	1,088,526	0.1
11,971		Lennox International, Inc.	2,002,748	0.1
18,410		Lincoln Electric Holdings, Inc.	1,599,093	0.1
8,180		LSC Communications, Inc.	205,809	0.0
22,518		Macquarie Infrastructure Co. LLC	1,814,500	0.1
20,165		Manpowergroup, Inc.	2,068,324	0.1
100,122		Masco Corp.	3,403,147	0.2
17,076	@	Middleby Corp.	2,330,020	0.1
13,259		MSC Industrial Direct Co.	1,362,495	0.1
108,764		Nielsen NV	4,493,041	0.2
17,202		Nordson Corp.	2,113,094	0.1
20,333		Old Dominion Freight Line	1,739,895	0.1
17,596		Orbital ATK, Inc.	1,724,408	0.1
21,931		Oshkosh Corp.	1,504,247	0.1
34,563		Owens Corning, Inc.	2,121,131	0.1
103,373		Paccar, Inc.	6,946,666	0.4
40,295		Parker Hannifin Corp.	6,460,094	0.3
50,138		Pentair PLC	3,147,664	0.2
57,685		Pitney Bowes, Inc.	756,250	0.0
43,446	@	Quanta Services, Inc.	1,612,281	0.1
13,412		Regal-Beloit Corp.	1,014,618	0.0
71,137		Republic Services, Inc.	4,468,115	0.2
38,440		Robert Half International, Inc.	1,877,025	0.1
39,198		Rockwell Automation, Inc.	6,103,521	0.3
39,284		Rockwell Collins, Inc.	3,816,833	0.2
28,911		Rollins, Inc.	1,073,465	0.1
30,127		Roper Technologies, Inc.	6,220,924	0.3
21,214		RR Donnelley & Sons Co.	256,902	0.0
16,126		Ryder System, Inc.	1,216,545	0.1
17,448		Snap-On, Inc.	2,942,954	0.1
36,707		Spirit Aerosystems Holdings, Inc.	2,126,069	0.1
21,498	@	Spirit Airlines, Inc.	1,140,899	0.1
45,145		Stanley Black & Decker, Inc.	5,998,416	0.3
24,859	@	Stericycle, Inc.	2,060,562	0.1
31,877		Terex Corp.	1,000,938	0.0
81,325		Textron, Inc.	3,870,257	0.2
21,178		Timken Co.	957,246	0.0
32,203		Toro Co.	2,011,399	0.1
15,111		TransDigm Group, Inc.	3,326,838	0.2
16,152	@	TransUnion	619,429	0.0
45,043		Trinity Industries, Inc.	1,195,892	0.1
95,723	@	United Continental Holdings, Inc.	6,761,873	0.3
26,628	@	United Rentals, Inc.	3,329,831	0.2
26,612	@,L	USG Corp.	846,262	0.0
6,772		Valmont Industries, Inc.	1,053,046	0.1
46,240	@	Verisk Analytics, Inc.	3,751,914	0.2
15,929	@	WABCO Holdings, Inc.	1,870,383	0.1
25,942	L	Wabtec Corp.	2,023,476	0.1
7,831		Watsco, Inc.	1,121,243	0.1
38,531	@	Welbilt, Inc.	756,364	0.0
14,599	@	Wesco International, Inc.	1,015,360	0.1
16,695		WW Grainger, Inc.	3,885,928	0.2
53,957		Xylem, Inc.	2,709,721	0.1
			267,443,964	13.6

		Information Technology: 15.0%
51,975	@	Akamai Technologies, Inc.	3,102,907	0.2
16,538		Alliance Data Systems Corp.	4,117,962	0.2
44,652		Amdocs Ltd.	2,723,325	0.1
90,538		Amphenol Corp.	6,443,589	0.3
109,305		Analog Devices, Inc.	8,957,545	0.5
26,528	@	ANSYS, Inc.	2,835,047	0.1
11,759	@	Arista Networks, Inc.	1,555,363	0.1
56,832	@	ARRIS International PLC	1,503,206	0.1
27,420	@	Arrow Electronics, Inc.	2,012,902	0.1
7,942	@	Atlassian Corp. PLC	237,863	0.0
63,909	@	Autodesk, Inc.	5,526,211	0.3
38,640		Avnet, Inc.	1,768,166	0.1
7,072	@,L	Black Knight Financial Services, Inc.	270,858	0.0
34,253		Booz Allen Hamilton Holding Corp.	1,212,214	0.1
35,498		Broadridge Financial Solutions, Inc. ADR	2,412,089	0.1
120,698		Brocade Communications Systems, Inc.	1,506,311	0.1
87,987		CA, Inc.	2,790,948	0.1
83,644	@	Cadence Design Systems, Inc.	2,626,422	0.1
43,810		CDK Global, Inc.	2,848,088	0.1
49,033		CDW Corp.	2,829,694	0.1
46,808	@	Citrix Systems, Inc.	3,903,319	0.2
24,480		Cognex Corp.	2,055,096	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,370	@	CommerceHub, Inc. Series A	$67,648	0.0
9,031	@	CommerceHub, Inc. Series C	140,251	0.0
38,581	@	CommScope Holding Co., Inc.	1,609,213	0.1
41,789		Computer Sciences Corp.	2,883,859	0.1
60,728	@	Conduent, Inc.	1,019,016	0.1
25,325	@	CoreLogic, Inc.	1,031,234	0.1
9,635	@	CoStar Group, Inc.	1,996,565	0.1
30,332	@	Cree, Inc.	810,774	0.0
49,281		CSRA, Inc.	1,443,440	0.1
93,939		Cypress Semiconductor Corp.	1,292,601	0.1
15,474		Dolby Laboratories, Inc.	810,992	0.0
9,895		DST Systems, Inc.	1,212,137	0.1
13,887	@	EchoStar Corp.	790,865	0.0
87,810	@	Electronic Arts, Inc.	7,860,751	0.4
15,036	@	Euronet Worldwide, Inc.	1,285,879	0.1
20,234	@	F5 Networks, Inc.	2,884,761	0.1
98,001		Fidelity National Information Services, Inc.	7,802,840	0.4
45,621	@,L	FireEye, Inc.	575,281	0.0
94,311	@	First Data Corp.	1,461,820	0.1
23,117	@,L	First Solar, Inc.	626,471	0.0
66,989	@	Fiserv, Inc.	7,724,502	0.4
38,347	@,L	Fitbit, Inc.	227,014	0.0
27,630	@	FleetCor Technologies, Inc.	4,184,011	0.2
41,324		Flir Systems, Inc.	1,499,235	0.1
43,667	@	Fortinet, Inc.	1,674,629	0.1
24,099	@	Gartner, Inc.	2,602,451	0.1
42,776		Genpact Ltd.	1,059,134	0.1
46,274		Global Payments, Inc.	3,733,386	0.2
14,023	@,L	GoDaddy, Inc.	531,472	0.0
21,814	@	Guidewire Software, Inc.	1,228,783	0.1
37,668		Harris Corp.	4,191,318	0.2
21,223	@	IAC/InterActiveCorp	1,564,560	0.1
10,652	@	IPG Photonics Corp.	1,285,696	0.1
56,344		Jabil Circuit, Inc.	1,629,468	0.1
23,734		Jack Henry & Associates, Inc.	2,209,635	0.1
112,604		Juniper Networks, Inc.	3,133,769	0.2
51,720	@	Keysight Technologies, Inc.	1,869,161	0.1
47,068		KLA-Tencor Corp.	4,474,755	0.2
48,131		Lam Research Corp.	6,178,095	0.3
39,793		Leidos Holdings, Inc.	2,035,014	0.1
21,613	@	Manhattan Associates, Inc.	1,124,957	0.1
121,334		Marvell Technology Group Ltd.	1,851,557	0.1
8,783	@,L	Match Group, Inc.	143,426	0.0
85,287		Maxim Integrated Products	3,834,504	0.2
63,430		Microchip Technology, Inc.	4,679,865	0.2
312,632	@	Micron Technology, Inc.	9,035,065	0.5
49,770		Motorola Solutions, Inc.	4,291,169	0.2
31,152		National Instruments Corp.	1,014,309	0.1
37,259	@	NCR Corp.	1,701,991	0.1
82,078		NetApp, Inc.	3,434,964	0.2
67,312	@	Nuance Communications, Inc.	1,165,171	0.1
4,676	@,L	Nutanix, Inc.	87,769	0.0
153,706		Nvidia Corp.	16,743,195	0.9
124,335	@	ON Semiconductor Corp.	1,925,949	0.1
26,222	@	Palo Alto Networks, Inc.	2,954,695	0.1
67,232	@,L	Pandora Media, Inc.	794,010	0.0
97,327		Paychex, Inc.	5,732,560	0.3
34,378	@	PTC, Inc.	1,806,564	0.1
38,562	@	Qorvo, Inc.	2,643,811	0.1
54,623	@	Red Hat, Inc.	4,724,889	0.2
62,449		Sabre Corp.	1,323,294	0.1
47,552	@	ServiceNow, Inc.	4,159,373	0.2
57,274		Skyworks Solutions, Inc.	5,611,707	0.3
39,500	@	Splunk, Inc.	2,460,455	0.1
15,819	@	Square, Inc.	273,352	0.0
50,725		SS&C Technologies Holdings, Inc.	1,795,665	0.1
18,887	@,L	SunPower Corp.	115,211	0.0
185,123		Symantec Corp.	5,679,574	0.3
45,603	@	Synopsys, Inc.	3,289,344	0.2
16,544	@	Tableau Software, Inc.	819,755	0.0
39,063	@	Teradata Corp.	1,215,641	0.1
61,167		Teradyne, Inc.	1,902,294	0.1
50,095		Total System Services, Inc.	2,678,079	0.1
75,883	@	Trimble, Inc.	2,429,015	0.1
6,109	@,L	Twilio, Inc.	176,367	0.0
191,259	@,L	Twitter, Inc.	2,859,322	0.1
9,966	@	Tyler Technologies, Inc.	1,540,345	0.1
8,280	@	Ultimate Software Group, Inc.	1,616,339	0.1
46,717	@	Vantiv, Inc.	2,995,494	0.2
33,412	@	VeriFone Holdings, Inc.	625,807	0.0
27,024	@,L	VeriSign, Inc.	2,354,061	0.1
85,203		Western Digital Corp.	7,031,804	0.4
148,505		Western Union Co.	3,022,077	0.2
11,617	@	WEX, Inc.	1,202,359	0.1
35,140	@	Workday, Inc.	2,926,459	0.1
303,659		Xerox Corp.	2,228,857	0.1
76,631		Xilinx, Inc.	4,436,169	0.2
20,773	@,L	Yelp, Inc.	680,316	0.0
15,629	@	Zebra Technologies Corp.	1,426,146	0.1
15,739	@	Zillow Group, Inc. - Class A	532,136	0.0
30,906	@,L	Zillow Group, Inc. - Class C	1,040,605	0.1
221,496	@	Zynga, Inc.	631,264	0.0
			294,650,717	15.0

		Materials: 5.5%
33,771		Albemarle Corp.	3,567,568	0.2
44,161		Alcoa Corp.	1,519,138	0.1
18,688		Aptargroup, Inc.	1,438,789	0.1
18,727		Ashland Global Holdings, Inc.	2,318,590	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
26,835		Avery Dennison Corp.	$2,162,901	0.1
49,641	@	Axalta Coating Systems Ltd.	1,598,440	0.1
51,563		Ball Corp.	3,829,068	0.2
28,433		Bemis Co., Inc.	1,389,236	0.1
37,944	@	Berry Plastics Group, Inc.	1,842,940	0.1
18,417		Cabot Corp.	1,103,362	0.1
44,493		Celanese Corp.	3,997,696	0.2
70,390		CF Industries Holdings, Inc.	2,065,947	0.1
10,274	L	Compass Minerals International, Inc.	697,091	0.0
40,561	@	Crown Holdings, Inc.	2,147,705	0.1
19,055		Domtar Corp.	695,889	0.0
14,099		Eagle Materials, Inc.	1,369,577	0.1
44,561		Eastman Chemical Co.	3,600,529	0.2
40,303		FMC Corp.	2,804,686	0.1
400,647	@	Freeport-McMoRan, Inc.	5,352,644	0.3
96,103		Graphic Packaging Holding Co.	1,236,846	0.1
59,738		Huntsman Corp.	1,465,971	0.1
24,052		International Flavors & Fragrances, Inc.	3,187,612	0.2
123,832		International Paper Co.	6,288,189	0.3
19,160		Martin Marietta Materials, Inc.	4,181,670	0.2
105,625		Mosaic Co.	3,082,138	0.2
2,219		NewMarket Corp.	1,005,717	0.1
160,498		Newmont Mining Corp.	5,290,014	0.3
96,036		Nucor Corp.	5,735,270	0.3
48,632	@	Owens-Illinois, Inc.	991,120	0.0
28,175		Packaging Corp. of America	2,581,394	0.1
59,429	@	Platform Specialty Products Corp.	773,766	0.0
20,953		Reliance Steel & Aluminum Co.	1,676,659	0.1
19,608		Royal Gold, Inc.	1,373,540	0.1
39,316		RPM International, Inc.	2,163,559	0.1
13,611		Scotts Miracle-Gro Co.	1,271,131	0.1
59,255		Sealed Air Corp.	2,582,333	0.1
11,346		Silgan Holdings, Inc.	673,499	0.0
29,951		Sonoco Products Co.	1,585,007	0.1
25,551	L	Southern Copper Corp.	917,025	0.0
70,774		Steel Dynamics, Inc.	2,460,104	0.1
91,854		Tahoe Resources, Inc.	737,588	0.0
23,662		Valspar Corp.	2,625,062	0.1
10,849	L	Valvoline, Inc.	266,343	0.0
39,975		Vulcan Materials Co.	4,816,188	0.2
11,566		Westlake Chemical Corp.	763,934	0.0
75,540		WestRock Co.	3,930,346	0.2
21,253		WR Grace & Co.	1,481,547	0.1
			108,645,368	5.5

		Real Estate: 9.9%
26,482		Alexandria Real Estate Equities, Inc.	2,926,791	0.1
39,373		American Campus Communities, Inc.	1,873,761	0.1
50,134		American Homes 4 Rent	1,151,077	0.1
46,996		Apartment Investment & Management Co.	2,084,273	0.1
49,550		Apple Hospitality REIT, Inc.	946,405	0.0
41,394		AvalonBay Communities, Inc.	7,599,938	0.4
46,206		Boston Properties, Inc.	6,118,137	0.3
52,526		Brandywine Realty Trust	852,497	0.0
57,669		Brixmor Property Group, Inc.	1,237,577	0.1
25,769		Camden Property Trust	2,073,374	0.1
25,613		Care Capital Properties, Inc.	688,221	0.0
90,476	@	CBRE Group, Inc.	3,147,660	0.2
164,506		Colony NorthStar, Inc.	2,123,773	0.1
37,757		Columbia Property Trust, Inc.	840,093	0.0
35,218		CoreCivic, Inc.	1,106,550	0.1
28,473		Corporate Office Properties Trust SBI MD	942,456	0.0
53,484		CubeSmart	1,388,445	0.1
23,533		CyrusOne, Inc.	1,211,244	0.1
27,158		DCT Industrial Trust, Inc.	1,306,843	0.1
92,776		DDR Corp.	1,162,483	0.1
47,988		Digital Realty Trust, Inc.	5,105,443	0.3
42,145		Douglas Emmett, Inc.	1,618,368	0.1
104,360		Duke Realty Corp.	2,741,537	0.1
37,024		Empire State Realty Trust, Inc.	764,175	0.0
18,998		EPR Properties	1,398,823	0.1
22,743		Equinix, Inc.	9,105,615	0.5
36,805	@	Equity Commonwealth	1,149,052	0.1
23,039		Equity Lifestyle Properties, Inc.	1,775,385	0.1
19,670		Essex Property Trust, Inc.	4,554,195	0.2
36,339		Extra Space Storage, Inc.	2,703,258	0.1
21,313		Federal Realty Investment Trust	2,845,286	0.1
68,886		Forest City Realty Trust, Inc.	1,500,337	0.1
56,457		Gaming and Leisure Properties, Inc.	1,886,793	0.1
173,765		GGP, Inc.	4,027,873	0.2
141,123		HCP, Inc.	4,414,327	0.2
40,750		Healthcare Trust of America, Inc.	1,281,995	0.1
28,865		Highwoods Properties, Inc.	1,418,137	0.1
48,434		Hospitality Properties Trust	1,527,124	0.1
222,095		Host Hotels & Resorts, Inc.	4,144,293	0.2
10,894	@	Howard Hughes Corp.	1,277,322	0.1
26,844	@	Invitation Homes, Inc.	585,870	0.0
78,497		Iron Mountain, Inc.	2,799,988	0.1
13,576		Jones Lang LaSalle, Inc.	1,513,045	0.1
28,891		Kilroy Realty Corp.	2,082,463	0.1
121,760		Kimco Realty Corp.	2,689,678	0.1
24,731		Lamar Advertising Co.	1,848,395	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
44,078		Liberty Property Trust	$1,699,207	0.1
13,777	L	Life Storage, Inc.	1,131,367	0.1
43,292		Macerich Co.	2,788,005	0.1
33,974		Mid-America Apartment Communities, Inc.	3,456,515	0.2
43,058		National Retail Properties, Inc.	1,878,190	0.1
55,508		Omega Healthcare Investors, Inc.	1,831,209	0.1
41,589		Outfront Media, Inc.	1,104,188	0.1
54,254		Paramount Group, Inc.	879,457	0.0
34,731		Park Hotels & Resorts, Inc.	891,545	0.0
43,672		Piedmont Office Realty Trust, Inc.	933,707	0.0
157,619		ProLogis, Inc.	8,177,274	0.4
28,208	@	Quality Care Properties, Inc.	532,003	0.0
37,008		Rayonier, Inc.	1,048,807	0.1
43,615		Realogy Holdings Corp.	1,299,291	0.1
81,944		Realty Income Corp.	4,878,126	0.2
43,499		Regency Centers Corp.	2,887,899	0.1
71,537		Retail Properties of America, Inc.	1,031,564	0.0
37,554	@	SBA Communications Corp.	4,520,375	0.2
71,005		Senior Housing Properties Trust	1,437,851	0.1
29,424		SL Green Realty Corp.	3,137,187	0.2
144,558		Spirit Realty Capital, Inc.	1,464,373	0.1
48,417		STORE Capital Corp.	1,156,198	0.1
20,172		Sun Communities, Inc.	1,620,417	0.1
28,094		Tanger Factory Outlet Centers, Inc.	920,640	0.0
17,623		Taubman Centers, Inc.	1,163,470	0.1
79,973		UDR, Inc.	2,899,821	0.1
36,808	@	Uniti Group, Inc.	951,487	0.0
102,022		Ventas, Inc.	6,635,511	0.3
291,959		VEREIT, Inc.	2,478,732	0.1
51,811		Vornado Realty Trust	5,197,161	0.3
35,078		Weingarten Realty Investors	1,171,254	0.1
107,832		Welltower, Inc.	7,636,662	0.4
223,882		Weyerhaeuser Co.	7,607,510	0.4
31,211		WP Carey, Inc.	1,941,948	0.1
			195,929,326	9.9

		Telecommunication Services: 0.7%
162,243	L	CenturyLink, Inc.	3,824,068	0.2
356,586	L	Frontier Communications Corp.	763,094	0.0
88,193	@	Level 3 Communications, Inc.	5,046,403	0.3
228,453	@	Sprint Corp.	1,982,972	0.1
29,061		Telephone & Data Systems, Inc.	770,407	0.0
4,355	@	United States Cellular Corp.	162,572	0.0
49,228	@	Zayo Group Holdings, Inc.	1,619,601	0.1
			14,169,117	0.7

		Utilities: 6.2%
198,945		AES Corp.	2,224,205	0.1
68,531		Alliant Energy Corp.	2,714,513	0.1
73,205		Ameren Corp.	3,996,261	0.2
53,729		American Water Works Co., Inc.	4,178,504	0.2
53,545		Aqua America, Inc.	1,721,472	0.1
30,504		Atmos Energy Corp.	2,409,511	0.1
17,183		Avangrid, Inc.	734,401	0.0
107,793	@	Calpine Corp.	1,191,113	0.1
130,210		Centerpoint Energy, Inc.	3,589,890	0.2
83,980		CMS Energy Corp.	3,757,265	0.2
92,095		Consolidated Edison, Inc.	7,152,098	0.4
54,070		DTE Energy Co.	5,521,088	0.3
95,546		Edison International	7,606,417	0.4
29,228	@	Energen Corp.	1,591,172	0.1
54,005		Entergy Corp.	4,102,220	0.2
95,837		Eversource Energy	5,633,299	0.3
128,457		FirstEnergy Corp.	4,087,502	0.2
64,895		Great Plains Energy, Inc.	1,896,232	0.1
32,355		Hawaiian Electric Industries	1,077,745	0.1
58,457		MDU Resources Group, Inc.	1,599,968	0.1
22,205		National Fuel Gas Co.	1,323,862	0.1
97,095		NiSource, Inc.	2,309,890	0.1
94,967		NRG Energy, Inc.	1,775,883	0.1
60,046		OGE Energy Corp.	2,100,409	0.1
33,433		Pinnacle West Capital Corp.	2,787,644	0.1
204,877		PPL Corp.	7,660,351	0.4
152,739		Public Service Enterprise Group, Inc.	6,773,975	0.3
39,297		SCANA Corp.	2,568,059	0.1
75,441		Sempra Energy	8,336,230	0.4
51,892		UGI Corp.	2,563,465	0.1
25,033		Vectren Corp.	1,467,184	0.1
95,427		WEC Energy Group, Inc.	5,785,739	0.3
42,676		Westar Energy, Inc.	2,316,026	0.1
153,543		Xcel Energy, Inc.	6,824,986	0.4
			121,378,579	6.2

	Total Common Stock
	(Cost $1,036,978,906)		1,939,078,377	98.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.3%
10,906,659	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $10,907,367, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $11,124,796, due 10/15/17-02/15/46)	$10,906,659	0.5
10,906,659	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $10,907,385, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $11,124,795, due 04/01/17-02/20/67)	10,906,659	0.6
1,974,897	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,975,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,014,395, due 05/11/17-12/01/51)	1,974,897	0.1
10,906,659	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $10,907,412, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $11,124,794, due 02/15/43-02/15/44)	10,906,659	0.5
10,906,700	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $10,907,507, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,124,846, due 01/15/19-02/15/46)	10,906,700	0.6
		45,601,574	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
819,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $819,000)	819,000	0.1

	Total Short-Term Investments
	(Cost $46,420,574)	46,420,574	2.4

	Total Investments in Securities (Cost $1,083,399,480)	$1,985,498,951	100.9
	Liabilities in Excess of Other Assets	(18,604,724)	(0.9)
	Net Assets	$1,966,894,227	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
**	Investment in affiliate

Cost for federal income tax purposes is $1,095,948,186.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$971,258,710
Gross Unrealized Depreciation	(81,707,945)

Net Unrealized Appreciation	$889,550,765

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,939,078,377	$–	$–	$1,939,078,377
Short-Term Investments	819,000	45,601,574	–	46,420,574
Total Investments, at fair value	$1,939,897,377	$45,601,574	$–	$1,985,498,951
Other Financial Instruments+
Futures	347,315	–	–	347,315
Total Assets	$1,940,244,692	$45,601,574	$–	$1,985,846,266

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,504,942	$-	$(312,646)	$(16,087)	$2,176,209	$639	$(61,861)	$-
	$2,504,942	$-	$(312,646)	$(16,087)	$2,176,209	$639	$(61,861)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	171	06/16/17	$29,381,220	$347,315
			$29,381,220	$347,315

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$347,315
Total Asset Derivatives		$347,315

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 11.9%
24,961		Aarons, Inc.	$742,340	0.1
28,191	L	Abercrombie & Fitch Co.	336,319	0.1
4,462	@	Acushnet Holdings Corp.	77,103	0.0
21,969		AMC Entertainment Holdings, Inc.	690,925	0.1
29,450	@	American Axle & Manufacturing Holdings, Inc.	553,071	0.1
71,273		American Eagle Outfitters, Inc.	999,960	0.1
24,271	@,L	American Outdoor Brands Corp.	480,808	0.1
8,262	@	American Public Education, Inc.	189,200	0.0
4,734	@,L	America's Car-Mart, Inc.	172,554	0.0
8,687	@	Asbury Automotive Group, Inc.	522,089	0.1
71,884	@	Ascena Retail Group, Inc.	306,226	0.1
6,635	@	Ascent Capital Group, Inc.	93,753	0.0
17,421	@	Barnes & Noble Education, Inc.	167,067	0.0
23,469		Barnes & Noble, Inc.	217,088	0.0
6,267		Bassett Furniture Industries, Inc.	168,582	0.0
15,077	@	Beazer Homes USA, Inc.	182,884	0.0
37,565	@	Belmond Ltd.	454,536	0.1
2,781		Big 5 Sporting Goods Corp.	41,993	0.0
18,780		Big Lots, Inc.	914,210	0.1
661	@	Biglari Holdings, Inc.	285,539	0.0
8,517	@	BJ's Restaurants, Inc.	344,087	0.1
43,212		Bloomin Brands, Inc.	852,573	0.1
9,257		Bob Evans Farms, Inc.	600,502	0.1
5,049	@,L	Boot Barn Holdings, Inc.	49,935	0.0
33,965	@	Boyd Gaming Corp.	747,570	0.1
16,813	@	Bright Horizons Family Solutions, Inc.	1,218,774	0.2
11,811	L	Buckle, Inc.	219,685	0.0
7,447	@	Buffalo Wild Wings, Inc.	1,137,529	0.2
20,285	@,L	Caesars Acquisition Co.	312,389	0.1
22,467	@,L	Caesars Entertainment Corp.	214,560	0.0
18,493		Caleres, Inc.	488,585	0.1
38,126		Callaway Golf Co.	422,055	0.1
793		Camping World Holdings, Inc.	25,566	0.0
5,428		Capella Education Co.	461,516	0.1
30,898	@	Career Education Corp.	268,813	0.0
16,580	@	Carrols Restaurant Group, Inc.	234,607	0.0
12,310		Cato Corp.	270,328	0.0
3,827	@	Cavco Industries, Inc.	445,463	0.1
39,758	@,L	Central European Media Enterprises Ltd.	123,250	0.0
10,171	@	Century Communities, Inc.	258,343	0.0
17,858		Cheesecake Factory	1,131,483	0.2
36,255	@,L	Chegg, Inc.	305,992	0.1
52,474		Chico's FAS, Inc.	745,131	0.1
8,004		Childrens Place Retail Stores, Inc.	960,880	0.1
5,591		Churchill Downs, Inc.	888,130	0.1
7,826	@	Chuy's Holdings, Inc.	233,215	0.0
7,826		Citi Trends, Inc.	133,042	0.0
24,512		ClubCorp Holdings, Inc.	393,418	0.1
11,422		Columbia Sportswear Co.	671,042	0.1
9,866	@,L	Conn's, Inc.	86,327	0.0
8,777	@,L	Container Store Group, Inc.	37,127	0.0
22,480		Cooper Tire & Rubber Co.	996,988	0.1
5,933	@	Cooper-Standard Holdings, Inc.	658,148	0.1
20,048		Core-Mark Holding Co., Inc.	625,297	0.1
7,394	L	Cracker Barrel Old Country Store, Inc.	1,177,494	0.2
34,991	@	CROCS, Inc.	247,386	0.0
6,613		CSS Industries, Inc.	171,409	0.0
5,375		Culp, Inc.	167,700	0.0
657	@,L	Daily Journal Corp.	140,789	0.0
56,916		Dana, Inc.	1,099,048	0.1
15,311	@	Dave & Buster's Entertainment, Inc.	935,349	0.1
13,160	@	Deckers Outdoor Corp.	786,047	0.1
12,933	@	Del Frisco's Restaurant Group, Inc.	233,441	0.0
43,724	@	Denny's Corp.	540,866	0.1
25,700		DeVry Education Group, Inc.	911,065	0.1
6,940		DineEquity, Inc.	377,675	0.1
10,815	@	Dorman Products, Inc.	888,236	0.1
25,127		DSW, Inc.	519,626	0.1
4,370	@,L	Duluth Holdings, Inc.	93,037	0.0
7,290	@,L	El Pollo Loco Holdings, Inc.	87,115	0.0
15,723	@,L	Eldorado Resorts, Inc.	297,558	0.0
17,009	L	Entercom Communications Corp.	243,229	0.0
27,279		Entravision Communications Corp.	169,130	0.0
12,916	@,L	Eros International PLC	133,035	0.0
9,308		Ethan Allen Interiors, Inc.	285,290	0.0
43,751	@	Etsy, Inc.	465,073	0.1
26,309	@	EW Scripps Co.	616,683	0.1
28,727	@	Express, Inc.	261,703	0.0
11,612	@	Fiesta Restaurant Group, Inc.	281,010	0.0
17,314		Finish Line, Inc.	246,378	0.0
23,170	@	Five Below, Inc.	1,003,493	0.1
2,949		Flexsteel Industries, Inc.	148,630	0.0
16,175	@,L	Fossil Group, Inc.	282,254	0.0
8,529	@	Fox Factory Holding Corp.	244,782	0.0
18,244	@	Francesca's Holdings Corp.	280,045	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,890	L	Fred's, Inc.	$234,359	0.0
10,126	@	FTD Cos, Inc.	203,938	0.0
46,956		Gannett Co., Inc.	393,491	0.1
9,251	@	Genesco, Inc.	512,968	0.1
14,940	@	Gentherm, Inc.	586,395	0.1
17,976	@	G-III Apparel Group Ltd.	393,495	0.1
20,388	@	Global Eagle Entertainment, Inc.	65,038	0.0
27,235	L	GNC Holdings, Inc.	200,450	0.0
8,931		Golden Entertainment, Inc.	118,157	0.0
42,683	@,L	GoPro, Inc.	371,342	0.1
20,100	@	Grand Canyon Education, Inc.	1,439,361	0.2
29,862	@	Gray Television, Inc.	432,999	0.1
11,460	@,L	Green Brick Partners, Inc.	114,027	0.0
8,283		Group 1 Automotive, Inc.	613,605	0.1
22,780	L	Guess?, Inc.	253,997	0.0
5,541	@,L	Habit Restaurants, Inc.	98,076	0.0
10,711		Haverty Furniture Cos., Inc.	260,813	0.0
11,404	@	Helen of Troy Ltd.	1,074,257	0.1
10,729	@,L	Hibbett Sporting Goods, Inc.	316,505	0.1
1,189		Hooker Furniture Corp.	36,918	0.0
9,181	@	Horizon Global Corp.	127,432	0.0
54,517	@	Houghton Mifflin Harcourt Co.	553,348	0.1
62,063	@	Hovnanian Enterprises, Inc.	140,883	0.0
12,925		HSN, Inc.	479,517	0.1
19,941	@	Iconix Brand Group, Inc.	149,956	0.0
47,091		ILG, Inc.	987,027	0.1
24,171	@	Imax Corp.	821,814	0.1
8,832	@	Installed Building Products, Inc.	465,888	0.1
8,199		International Speedway Corp.	302,953	0.0
3,763	@	Intrawest Resorts Holdings, Inc.	94,094	0.0
10,829	@	iRobot Corp.	716,230	0.1
11,313	@	Isle of Capri Casinos, Inc.	298,211	0.0
7,816	@	J Alexander's Holdings, Inc.	78,551	0.0
13,461		Jack in the Box, Inc.	1,369,253	0.2
10,289	@,L	Jamba, Inc.	93,115	0.0
15,711	@	K12, Inc.	300,866	0.0
29,618	L	KB Home	588,806	0.1
7,741	@	Kirkland's, Inc.	95,988	0.0
34,890	@	La Quinta Holdings, Inc.	471,713	0.1
7,760	@,L	Lands' End, Inc.	166,452	0.0
6,421	@	Laureate Education Inc.- Class A	91,596	0.0
20,377		La-Z-Boy, Inc.	550,179	0.1
9,495		LCI Industries	947,601	0.1
7,805	@,L	LGI Homes, Inc.	264,668	0.0
13,902		Libbey, Inc.	202,691	0.0
9,756	@	Liberty Media Group-A	319,021	0.1
20,277	@,L	Liberty Media Group-C	692,460	0.1
16,571	@	Liberty Media Corp. - Braves C	391,904	0.1
32,745	@	Liberty TripAdvisor Holdings, Inc.	461,704	0.1
7,462		Lifetime Brands, Inc.	149,986	0.0
9,540		Lithia Motors, Inc.	817,101	0.1
5,282	@	Loral Space & Communications, Inc.	208,111	0.0
11,761	@,L	Lumber Liquidators Holdings, Inc.	246,863	0.0
15,354	@	M/I Homes, Inc.	376,173	0.1
9,163	@	Malibu Boats, Inc.	205,709	0.0
13,260		Marcus Corp.	425,646	0.1
11,054	@	MarineMax, Inc.	239,319	0.0
9,235		Marriott Vacations Worldwide Corp.	922,854	0.1
15,223		MDC Holdings, Inc.	457,451	0.1
21,949	L	MDC Partners, Inc.	206,321	0.0
46,399	@	Media General, Inc. - CVR	14,383	0.0
14,739		Meredith Corp.	952,139	0.1
16,684	@	Meritage Homes Corp.	613,971	0.1
20,393	@	Modine Manufacturing Co.	248,795	0.0
13,465		Monro Muffler Brake, Inc.	701,526	0.1
8,118	@	Motorcar Parts of America, Inc.	249,466	0.0
6,944		Movado Group, Inc.	173,253	0.0
21,634	@	MSG Networks, Inc.	505,154	0.1
2,172		Nacco Industries, Inc.	151,606	0.0
29,418		National CineMedia, Inc.	371,549	0.1
14,431	@	Nautilus, Inc.	263,366	0.0
18,388		New Media Investment Group, Inc.	261,293	0.0
52,653		New York Times Co.	758,203	0.1
18,077		Nexstar Broadcasting Group, Inc.	1,268,102	0.2
13,071		Nutri/System, Inc.	725,440	0.1
214,703		Office Depot, Inc.	1,001,589	0.1
8,404	@	Ollie's Bargain Outlet Holdings, Inc.	281,534	0.0
6,506	@	Overstock.com, Inc.	111,903	0.0
5,833		Oxford Industries, Inc.	333,998	0.1
10,999		Papa John's International, Inc.	880,360	0.1
9,292	@,L	Party City Holdco, Inc.	130,553	0.0
33,712	@	Penn National Gaming, Inc.	621,312	0.1
7,258	@	Perry Ellis International, Inc.	155,902	0.0
35,907		Pier 1 Imports, Inc.	257,094	0.0
26,329	@	Pinnacle Entertainment, Inc.	513,942	0.1
1,170		Planet Fitness, Inc.	22,546	0.0
12,164	@	Potbelly Corp.	169,080	0.0
6,094	@	Red Robin Gourmet Burgers, Inc.	356,194	0.1
12,390		Red Rock Resorts, Inc.	274,810	0.0
20,604	@	Regis Corp.	241,479	0.0
21,052	L	Rent-A-Center, Inc.	186,731	0.0
15,458	@,L	RH	715,087	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
31,010	@	Ruby Tuesday, Inc.	$87,138	0.0
18,387		Ruth's Hospitality Group, Inc.	368,659	0.1
10,731		Scholastic Corp.	456,819	0.1
22,670	@	Scientific Games Corp.	536,145	0.1
26,647		SeaWorld Entertainment, Inc.	486,841	0.1
18,602	@,L	Select Comfort Corp.	461,144	0.1
18,527	@,L	Sequential Brands Group, Inc.	72,070	0.0
6,343	@,L	Shake Shack, Inc.	211,856	0.0
15,179	@	Shutterfly, Inc.	732,994	0.1
26,025		Sinclair Broadcast Group, Inc.	1,054,012	0.1
12,688		Sonic Automotive, Inc.	254,394	0.0
20,460		Sonic Corp.	518,866	0.1
20,408	@	Sotheby's	928,156	0.1
16,136		Spartan Motors, Inc.	129,088	0.0
8,200		Speedway Motorsports, Inc.	154,488	0.0
13,897	@,L	Sportsman's Warehouse Holdings, Inc.	66,428	0.0
16,322	L	Stage Stores, Inc.	42,274	0.0
10,271		Standard Motor Products, Inc.	504,717	0.1
18,726		Stein Mart, Inc.	56,365	0.0
23,444	@	Steven Madden Ltd.	903,766	0.1
14,565	@	Stoneridge, Inc.	264,209	0.0
4,516		Strayer Education, Inc.	363,493	0.1
7,805	L	Sturm Ruger & Co., Inc.	417,958	0.1
10,534		Superior Industries International	267,037	0.0
20,464	L	Tailored Brands, Inc.	305,732	0.0
7,683	@,L	Taylor Morrison Home Corp.	163,802	0.0
21,943		Tenneco, Inc.	1,369,682	0.2
26,954		Texas Roadhouse, Inc.	1,200,262	0.2
11,841		Tile Shop Holdings, Inc.	227,939	0.0
2,410		Tilly's, Inc.	21,738	0.0
44,846		Time, Inc.	867,770	0.1
15,273	@	TopBuild Corp.	717,831	0.1
9,280		Tower International, Inc.	251,488	0.0
58,564	@	TRI Pointe Group, Inc.	734,393	0.1
11,297	@,L	Tronc, Inc.	157,254	0.0
24,510	@	Tuesday Morning Corp.	91,912	0.0
6,947	@	Unifi, Inc.	197,225	0.0
6,284	@	Universal Electronics, Inc.	430,454	0.1
10,247	@	Vera Bradley, Inc.	95,400	0.0
10,685	@	Vitamin Shoppe, Inc.	215,303	0.0
12,734	@,L	Wayfair, Inc.	515,600	0.1
11,264	@,L	Weight Watchers International, Inc.	175,380	0.0
3,500		Weyco Group, Inc.	98,280	0.0
8,224	@,L	William Lyon Homes	169,579	0.0
5,404		Wingstop, Inc.	152,825	0.0
13,551		Winnebago Industries	396,367	0.1
40,309		Wolverine World Wide, Inc.	1,006,516	0.1
4,804	@,L	Workhorse Group, Inc.	12,634	0.0
13,616		World Wrestling Entertainment, Inc.	302,548	0.0
14,979	@	Zagg, Inc.	107,849	0.0
9,138	@,L	Zoe's Kitchen, Inc.	169,053	0.0
9,823	@	Zumiez, Inc.	179,761	0.0
			94,878,673	11.9

		Consumer Staples: 2.8%
9,246		AdvancePierre Foods Holdings, Inc.	288,198	0.0
708	@	Alliance One International, Inc.	9,098	0.0
11,623	@,L	Amplify Snack Brands, Inc.	97,633	0.0
12,289		Andersons, Inc.	465,753	0.1
183,544	@	Avon Products, Inc.	807,594	0.1
27,565	L	B&G Foods, Inc.	1,109,491	0.1
3,750	@	Boston Beer Co., Inc.	542,438	0.1
6,959		Calavo Growers, Inc.	421,715	0.1
13,102	L	Cal-Maine Foods, Inc.	482,154	0.1
19,277	@	Central Garden and Pet Co.	669,297	0.1
8,340	@	Chefs' Warehouse Holdings, Inc.	115,926	0.0
2,224		Coca-Cola Bottling Co. Consolidated	458,189	0.1
2,534	@	Craft Brew Alliance, Inc.	33,829	0.0
65,927	@	Darling Ingredients, Inc.	957,260	0.1
35,687		Dean Foods Co.	701,606	0.1
14,103		Fresh Del Monte Produce, Inc.	835,321	0.1
9,275	@,L	Freshpet, Inc.	102,025	0.0
45,658	@	HRG Group, Inc.	882,113	0.1
7,388		Ingles Markets, Inc.	318,792	0.0
5,671		Inter Parfums, Inc.	207,275	0.0
7,161		J&J Snack Foods Corp.	970,745	0.1
3,921		John B Sanfilippo & Son, Inc.	286,978	0.0
7,423		Lancaster Colony Corp.	956,379	0.1
20,076	@	Landec Corp.	240,912	0.0
7,043	@	Lifevantage Corp.	37,821	0.0
1,773	@	Medifast, Inc.	78,659	0.0
5,990	L	MGP Ingredients, Inc.	324,838	0.0
4,567	L	National Beverage Corp.	386,049	0.1
3,333		Natural Health Trends Corp.	96,324	0.0
10,042		Omega Protein Corp.	201,342	0.0
4,273	L	Orchids Paper Products Co.	102,552	0.0
16,110	@	Performance Food Group Co.	383,418	0.1
8,560		Pricesmart, Inc.	789,232	0.1
12,319	@	Primo Water Corp.	167,292	0.0
4,138	@	Revlon, Inc. - Class A	115,243	0.0
8,874		Sanderson Farms, Inc.	921,476	0.1
122		Seaboard Corp.	508,674	0.1
5,211	@	Seneca Foods Corp.	188,117	0.0
32,104		Snyders-Lance, Inc.	1,294,112	0.2
15,172		SpartanNash Co.	530,868	0.1
107,286	@	SUPERVALU, Inc.	414,124	0.1
8,409	L	Tootsie Roll Industries, Inc.	314,076	0.0
1,314	@	Turning Point Brands, Inc.	20,498	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
21,201	@	United Natural Foods, Inc.	$916,519	0.1
9,996		Universal Corp.	707,217	0.1
5,036	@	USANA Health Sciences, Inc.	290,074	0.0
33,899		Vector Group Ltd.	705,099	0.1
6,764		WD-40 Co.	736,938	0.1
6,005		Weis Markets, Inc.	358,198	0.1
			22,549,481	2.8

		Energy: 3.3%
59,063	@	Abraxas Petroleum Corp.	119,307	0.0
10,207		Alon USA Energy, Inc.	124,423	0.0
27,869		Archrock, Inc.	345,576	0.1
11,139	L	Ardmore Shipping Corp.	89,669	0.0
24,438	@	Atwood Oceanics, Inc.	232,894	0.0
20,088	@	Bill Barrett Corp.	91,400	0.0
13,922		Bristow Group, Inc.	211,754	0.0
13,531	@,L	California Resources Corp.	203,506	0.0
76,260	@	Callon Petroleum Co.	1,003,582	0.1
8,829	@,L	CARBO Ceramics, Inc.	115,130	0.0
22,750	@	Carrizo Oil & Gas, Inc.	652,015	0.1
2,604	@	Clayton Williams Energy, Inc.	343,936	0.1
38,171	@	Clean Energy Fuels Corp.	97,336	0.0
171,068	@	Cobalt International Energy, Inc.	91,248	0.0
8,115	@	Contango Oil & Gas Co.	59,402	0.0
3,235	L	CVR Energy, Inc.	64,959	0.0
9,945	@	Dawson Geophysical Co.	55,294	0.0
24,728		Delek US Holdings, Inc.	600,149	0.1
149,691	@	Denbury Resources, Inc.	386,203	0.1
40,033		DHT Holdings, Inc.	178,948	0.0
12,984	@	Dorian L.P.G Ltd.	136,722	0.0
21,108	@	Eclipse Resouces Corp.	53,614	0.0
16,435	@,L	EP Energy Corp.	78,066	0.0
11,657	@	Era Group, Inc.	154,572	0.0
5,697		Evolution Petroleum Corp.	45,576	0.0
68,885	@,L	EXCO Resources, Inc.	42,702	0.0
13,934	@	Exterran Corp.	438,224	0.1
35,914	@	Fairmount Santrol Holdings, Inc.	263,250	0.0
22,910	@	Forum Energy Technologies, Inc.	474,237	0.1
26,389	L	Frontline Ltd./Bermuda	177,862	0.0
19,378	L	GasLog Ltd.	297,452	0.1
17,805	@,L	Gener8 Maritime, Inc.	100,954	0.0
7,476	@	Geospace Technologies Corp.	121,335	0.0
37,696	L	Golar LNG Ltd.	1,052,849	0.1
16,510		Green Plains, Inc.	408,622	0.1
47,387	@	Helix Energy Solutions Group, Inc.	368,197	0.1
14,124	@,L	Hornbeck Offshore Services, Inc.	62,569	0.0
13,039	@	Independence Contract Drilling, Inc.	71,845	0.0
4,621	@	International Seaways, Inc.	88,354	0.0
6,049	@	Jagged Peak Energy, Inc.	78,849	0.0
23,410	@,L	Jones Energy, Inc.	59,695	0.0
9,535	@	Keane Group, Inc.	136,303	0.0
33,780	@	Matador Resources Co.	803,626	0.1
13,347	@	Matrix Service Co.	220,226	0.0
99,087	@	McDermott International, Inc.	668,837	0.1
8,548	@	Natural Gas Services Group, Inc.	222,675	0.0
39,964	@	Newpark Resources, Inc.	323,708	0.1
40,373	L	Nordic American Tankers Ltd.	330,251	0.1
26,984	@,L	Northern Oil And Gas, Inc.	70,158	0.0
97,432	@	Oasis Petroleum, Inc.	1,389,380	0.2
17,361	@	Oil States International, Inc.	575,517	0.1
13,865		Overseas Shipholding Group, Inc.	53,519	0.0
15,774	@	Pacific Ethanol, Inc.	108,052	0.0
9,318		Panhandle Oil and Gas, Inc.	178,906	0.0
13,985	@,L	Par Pacific Holdings, Inc.	230,613	0.0
63,989	@	Parker Drilling Co.	111,981	0.0
22,551	@	PDC Energy, Inc.	1,406,055	0.2
8,960	@	PHI, Inc.	107,341	0.0
30,660	@	Pioneer Energy Services Corp.	122,640	0.0
19,816	@	Renewable Energy Group, Inc.	207,077	0.0
2,879	@	REX American Resources Corp.	260,521	0.0
5,407	@	RigNet, Inc.	115,980	0.0
17,117	@	Ring Energy, Inc.	185,206	0.0
41,364	@	RSP Permian, Inc.	1,713,711	0.2
28,444	@,L	Sanchez Energy Corp.	271,356	0.0
72,658	L	Scorpio Tankers, Inc.	322,602	0.1
6,578	@	SEACOR Holdings, Inc.	455,132	0.1
158,603	@,L	Seadrill, Ltd.	261,695	0.0
27,530	L	SemGroup Corp. - Class A	991,080	0.1
26,027	L	Ship Finance International Ltd.	382,597	0.1
4,858	@	Smart Sand Inc.	78,918	0.0
78,918	@,L	SRC Energy, Inc.	666,068	0.1
17,901	L	Teekay Corp.	163,794	0.0
50,019		Teekay Tankers Ltd. Class A	102,539	0.0
19,500	@	Tesco Corp.	156,975	0.0
40,281	@	Tetra Technologies, Inc.	163,944	0.0
19,016	@,L	Tidewater, Inc.	21,868	0.0
21,301	@	Unit Corp.	514,632	0.1
28,168		US Silica Holdings, Inc.	1,351,782	0.2
17,040	@	W&T Offshore, Inc.	47,201	0.0
33,740		Western Refining, Inc.	1,183,262	0.2
9,077	@,L	Westmoreland Coal Co.	131,798	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
19,218	@	Willbros Group, Inc.	$52,657	0.0
			26,504,460	3.3

		Financials: 18.8%
10,380		1st Source Corp.	487,341	0.1
11,826		AG Mortgage Investment Trust, Inc.	213,459	0.0
6,011	@	Allegiance Bancshares, Inc.	223,609	0.0
26,165		Altisource Residential Corp.	399,016	0.1
19,121	@	Ambac Financial Group, Inc.	360,622	0.0
34,149		American Equity Investment Life Holding Co.	806,941	0.1
17,043		Ameris Bancorp.	785,682	0.1
9,057		Amerisafe, Inc.	587,799	0.1
6,567		Ames National Corp.	200,950	0.0
73,947		Anworth Mortgage Asset Corp.	410,406	0.1
35,933		Apollo Commercial Real Estate Finance, Inc.	675,900	0.1
13,201		Argo Group International Holdings Ltd.	895,028	0.1
18,301		ARMOUR Residential REIT, Inc.	415,616	0.1
7,294		Arrow Financial Corp.	247,267	0.0
3,895		Associated Capital Group, Inc.	140,804	0.0
37,016		Astoria Financial Corp.	759,198	0.1
20,940	L	Banc of California, Inc.	433,458	0.1
4,317		Bancfirst Corp.	388,098	0.1
20,576	@,L	Bancorp, Inc.	104,938	0.0
34,169		Bancorpsouth, Inc.	1,033,612	0.1
31,711		Bank Mutual Corp.	298,083	0.0
33,275		Bank of the Ozarks, Inc.	1,730,633	0.2
13,389		BankFinancial Corp.	194,408	0.0
11,829		Banner Corp.	658,166	0.1
2,417	@	Bar Harbor Bankshares, Inc.	79,942	0.0
29,547		Beneficial Bancorp, Inc.	472,752	0.1
13,044		Berkshire Hills Bancorp, Inc.	470,236	0.1
74,957		BGC Partners, Inc.	851,512	0.1
14,850		Banco Latinoamericano de Comercio Exterior SA	411,939	0.1
16,958		BNC Bancorp	594,378	0.1
25,705	@,L	BofI Holding, Inc.	671,672	0.1
34,763		Boston Private Financial Holdings, Inc.	570,113	0.1
8,511		Bridge Bancorp, Inc.	297,885	0.0
12,625		OceanFirst Financial Corp.	355,709	0.0
29,562		Brookline Bancorp, Inc.	462,645	0.1
10,118		Bryn Mawr Bank Corp.	399,661	0.1
7,678		Camden National Corp.	338,139	0.0
7,155		Capital Bank Financial Corp.	310,527	0.0
58,462		Capitol Federal Financial, Inc.	855,299	0.1
36,863		Capstead Mortgage Corp.	388,536	0.1
17,503		Cardinal Financial Corp.	524,040	0.1
28,452		Cathay General Bancorp.	1,072,071	0.1
26,944		Centerstate Banks, Inc.	697,850	0.1
6,867		Central Pacific Financial Corp.	209,718	0.0
7,586		Central Valley Community Bancorp	155,513	0.0
11,802		Charter Financial Corp.	232,145	0.0
24,898		Chemical Financial Corp.	1,273,533	0.2
10,151		Citizens & Northern Corp.	236,315	0.0
23,922	@	Citizens, Inc.	177,740	0.0
8,880		City Holding Co.	572,582	0.1
11,660		CNB Financial Corp.	278,557	0.0
72,116		CNO Financial Group, Inc.	1,478,378	0.2
27,010		CoBiz Financial, Inc.	453,768	0.1
8,464		Cohen & Steers, Inc.	338,306	0.0
23,668		Columbia Banking System, Inc.	922,815	0.1
18,491		Community Bank System, Inc.	1,016,635	0.1
10,593		Community Trust Bancorp, Inc.	484,630	0.1
16,508		ConnectOne Bancorp, Inc.	400,319	0.1
11,529	@,L	Cowen Group, Inc.	172,359	0.0
10,216	@	CU Bancorp	405,064	0.1
14,591	@	Customers Bancorp, Inc.	460,054	0.1
41,392		CVB Financial Corp.	914,349	0.1
68,123		CYS Investments, Inc.	541,578	0.1
1,361		Diamond Hill Investment Group, Inc.	264,783	0.0
19,710		Dime Community Bancshares	400,113	0.1
35,550		Dynex Capital, Inc.	252,049	0.0
14,636	@	Eagle Bancorp, Inc.	873,769	0.1
9,557	@	eHealth, Inc.	115,066	0.0
15,871		Employers Holdings, Inc.	602,304	0.1
11,725	@,L	Encore Capital Group, Inc.	361,130	0.0
14,840	@	Enova International, Inc.	220,374	0.0
4,413	@	Enstar Group Ltd.	844,207	0.1
11,199		Enterprise Financial Services Corp.	474,838	0.1
30,181	@	Essent Group Ltd.	1,091,647	0.1
39,868		EverBank Financial Corp.	776,629	0.1
14,187		Evercore Partners, Inc.	1,105,167	0.1
23,082	@	Ezcorp, Inc.	188,118	0.0
21,540		Farmers National Banc Corp.	309,099	0.0
5,688		FBL Financial Group, Inc.	372,280	0.1
11,530	@	FCB Financial Holdings, Inc.	571,311	0.1
7,237		Federated National Holding Co.	126,141	0.0
500		Fidelity Southern Corp.	11,190	0.0
21,180		Financial Engines, Inc.	922,389	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,375		First Bancorp.	$421,044	0.1
49,363	@	First BanCorp. Puerto Rico	278,901	0.0
12,410		First Busey Corp.	364,854	0.1
3,335		First Citizens BancShares, Inc.	1,118,459	0.1
42,942		First Commonwealth Financial Corp.	569,411	0.1
378		First Community Bancshares, Inc.	9,439	0.0
11,779	@,L	First Community Financial Partners, Inc.	150,182	0.0
6,006		First Defiance Financial Corp.	297,357	0.0
28,791		First Financial Bancorp.	790,313	0.1
27,660		First Financial Bankshares, Inc.	1,109,166	0.1
7,466		First Financial Corp.	354,635	0.0
19,482	@	First Foundation, Inc.	302,166	0.0
3,052		First Interstate Bancsystem, Inc.	121,012	0.0
16,794		First Merchants Corp.	660,340	0.1
4,976		First Mid-Illinois Bancshares, Inc.	168,388	0.0
35,552		First Midwest Bancorp., Inc.	841,871	0.1
7,200	@,L	First NBC Bank Holding Co.	28,800	0.0
9,393		First of Long Island Corp.	254,081	0.0
19,766		FirstCash, Inc.	971,499	0.1
10,082	@	Flagstar Bancorp, Inc.	284,212	0.0
17,660		Flushing Financial Corp.	474,524	0.1
121,818	L	FNB Corp.	1,811,434	0.2
33,487	@	FNFV Group	443,703	0.1
61,345		Fulton Financial Corp.	1,095,008	0.1
21,957		GAIN Capital Holdings, Inc.	182,902	0.0
2,864		GAMCO Investors, Inc.	84,746	0.0
207,953	@	Genworth Financial, Inc.	856,766	0.1
5,892		German American Bancorp, Inc.	278,927	0.0
31,819		Glacier Bancorp., Inc.	1,079,619	0.1
7,197		Great Southern Bancorp., Inc.	363,448	0.0
21,706		Great Western Bancorp, Inc.	920,551	0.1
18,392	@	Green Dot Corp.	613,557	0.1
12,546		Greenhill & Co., Inc.	367,598	0.1
13,588	@	Greenlight Capital Re Ltd.	300,295	0.0
30,552		Hancock Holding Co.	1,391,644	0.2
15,366		Hanmi Financial Corp.	472,505	0.1
19,042		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	384,648	0.1
6,248	@	HarborOne Bancorp, Inc.	118,650	0.0
4,752	L	HCI Group, Inc.	216,596	0.0
8,120		Heartland Financial USA, Inc.	405,594	0.1
15,207		Heritage Financial Corp.	376,373	0.1
12,885		Heritage Insurance Holdings, Inc.	164,541	0.0
34,482		Hilltop Holdings, Inc.	947,221	0.1
48,456		Home Bancshares, Inc./Conway AR	1,311,704	0.2
12,676	@	HomeStreet, Inc.	354,294	0.0
14,546	@	HomeTrust Bancshares, Inc.	341,831	0.0
51,851		Hope Bancorp, Inc.	993,984	0.1
18,039		Horace Mann Educators Corp.	740,501	0.1
13,228		Horizon Bancorp/IN	346,838	0.0
3,193	@	Houlihan Lokey, Inc.	109,983	0.0
18,360		Iberiabank Corp.	1,452,276	0.2
3,326	@	Impac Mortgage Holdings, Inc.	41,442	0.0
11,241		Independent Bank Corp.	730,665	0.1
16,070		Independent Bank Corp. Michigan	332,649	0.0
5,944		Independent Bank Group, Inc.	382,199	0.1
6,464		Infinity Property & Casualty Corp.	617,312	0.1
22,714		International Bancshares Corp.	804,076	0.1
9,577	@	Intl. FCStone, Inc.	363,543	0.0
44,179		Invesco Mortgage Capital, Inc.	681,240	0.1
15,787		Investment Technology Group, Inc.	319,687	0.0
124,896		Investors Bancorp, Inc.	1,796,004	0.2
5,286		James River Group Holdings Ltd.	226,558	0.0
55,050		Janus Capital Group, Inc.	726,660	0.1
19,649	@	KCG Holdings, Inc.	350,342	0.0
37,135		Kearny Financial Corp./MD	558,882	0.1
16,718		Kemper Corp.	667,048	0.1
12,515		Ladder Capital Corp.	180,717	0.0
47,269	@	Ladenburg Thalmann Financial Services, Inc.	117,227	0.0
15,041		Lakeland Bancorp, Inc.	294,804	0.0
14,287		Lakeland Financial Corp.	616,055	0.1
19,416		LegacyTexas Financial Group, Inc.	774,698	0.1
137,460	@	LendingClub Corp.	754,655	0.1
2,507	@,L	LendingTree, Inc.	314,252	0.0
10,400	L	Live Oak Bancshares, Inc.	225,160	0.0
25,202		Maiden Holdings Ltd.	352,828	0.0
15,702		MainSource Financial Group, Inc.	517,067	0.1
30,875		MB Financial, Inc.	1,322,068	0.2
53,979	@	MBIA, Inc.	457,202	0.1
882		Mercantile Bank Corp.	30,341	0.0
4,241		Merchants Bancshares, Inc.	206,537	0.0
20,043		Meridian Bancorp, Inc.	366,787	0.1
4,343		Meta Financial Group, Inc.	384,356	0.1
137,183	@	MGIC Investment Corp.	1,389,664	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,007		Moelis & Co.	$231,270	0.0
28,162		MTGE Investment Corp.	471,714	0.1
15,996		National Bank Holdings Corp.	519,870	0.1
4,911	L	National Bankshares, Inc.	184,408	0.0
19,144		National General Holdings Corp.	454,861	0.1
1,432		National Western Life Group, Inc.	435,557	0.1
14,619	@,L	Nationstar Mortgage Holdings, Inc.	230,395	0.0
10,598		Navigators Group, Inc.	575,471	0.1
19,642		NBT Bancorp., Inc.	728,129	0.1
8,303		Nelnet, Inc.	364,170	0.0
122,194		New Residential Investment Corp.	2,074,854	0.3
58,806	L	New York Mortgage Trust, Inc.	362,833	0.0
12,849		NewStar Financial, Inc.	135,942	0.0
4,366	@	Nicolet Bankshares, Inc.	206,686	0.0
26,536	@	NMI Holdings, Inc.	302,510	0.0
26,770		Northfield Bancorp, Inc.	482,395	0.1
39,444		Northwest Bancshares, Inc.	664,237	0.1
46,402	@	Ocwen Financial Corp.	253,819	0.0
19,930		OFG Bancorp	235,174	0.0
7,251		Old Line Bancshares, Inc.	206,508	0.0
49,036		Old National Bancorp.	850,775	0.1
22,680		Old Second Bancorp, Inc.	255,150	0.0
13,358		OM Asset Management Plc	201,973	0.0
21,865	@,L	On Deck Capital, Inc.	110,200	0.0
5,315		Opus Bank	107,097	0.0
27,026		Oritani Financial Corp.	459,442	0.1
5,036		Federal Agricultural Mortgage Corp.	289,923	0.0
3,162	@	Pacific Continental Corp.	77,469	0.0
11,715	@	Pacific Premier Bancorp, Inc.	451,613	0.1
6,373		Park National Corp.	670,440	0.1
32,081		Park Sterling Corp.	394,917	0.1
383		Peapack Gladstone Financial Corp.	11,333	0.0
9,048	@	PennyMac Financial Services, Inc.	154,268	0.0
31,262		PennyMac Mortgage Investment Trust	554,901	0.1
11,671		Peoples Bancorp., Inc.	369,504	0.1
5,095		Peoples Financial Services Corp.	212,971	0.0
11,258		People's Utah Bancorp	297,774	0.0
24,023	@	PHH Corp.	305,813	0.0
15,959	@	Pico Holdings, Inc.	223,426	0.0
17,714		Pinnacle Financial Partners, Inc.	1,177,095	0.2
6,326		Piper Jaffray Cos.	403,915	0.1
7,705		PJT Partners, Inc.	270,368	0.0
20,104	@	PRA Group, Inc.	666,448	0.1
2,903		Preferred Bank/Los Angeles CA	155,775	0.0
19,162		Primerica, Inc.	1,575,116	0.2
31,229		PrivateBancorp, Inc.	1,854,066	0.2
26,038		Prosperity Bancshares, Inc.	1,815,109	0.2
29,864		Provident Financial Services, Inc.	771,984	0.1
292		QCR Holdings, Inc.	12,366	0.0
86,461		Radian Group, Inc.	1,552,840	0.2
35,491		Redwood Trust, Inc.	589,506	0.1
17,128		Renasant Corp.	679,810	0.1
12,179	@,L	Republic First Bancorp, Inc.	101,086	0.0
20,642	L	Resource Capital Corp.	201,672	0.0
16,302		RLI Corp.	978,446	0.1
15,760		S&T Bancorp, Inc.	545,296	0.1
14,814	@	Safeguard Scientifics, Inc.	188,138	0.0
7,680		Safety Insurance Group, Inc.	538,368	0.1
14,159		Sandy Spring Bancorp, Inc.	580,377	0.1
14,388	@	Seacoast Banking Corp. of Florida	345,024	0.0
25,947		Selective Insurance Group	1,223,401	0.2
16,834		ServisFirst Bancshares, Inc.	612,421	0.1
11,510		Simmons First National Corp.	634,777	0.1
11,438		South State Corp.	1,021,985	0.1
4,967	@	Southern First Bancshares, Inc.	162,173	0.0
13,492		Southside Bancshares, Inc.	452,926	0.1
11,878		Southwest Bancorp., Inc.	310,610	0.0
7,443		State Auto Financial Corp.	204,310	0.0
19,413		State Bank Financial Corp.	507,068	0.1
51,514		Sterling Bancorp/DE	1,220,882	0.2
10,704		Stewart Information Services Corp.	472,903	0.1
26,243	@	Stifel Financial Corp.	1,317,136	0.2
12,692		Stock Yards Bancorp, Inc.	515,930	0.1
1,049		Stonegate Bank	49,397	0.0
5,779		Territorial Bancorp, Inc.	180,131	0.0
18,535	@	Texas Capital Bancshares, Inc.	1,546,746	0.2
26,791	@	Third Point Reinsurance Ltd.	324,171	0.0
19,726		Tiptree Financial, Inc.	144,000	0.0
7,742		Tompkins Financial Corp.	623,618	0.1
25,426		TowneBank	823,802	0.1
10,390		Trico Bancshares	369,157	0.1
3,303	@	Tristate Capital Holdings, Inc.	77,109	0.0
50,250		Trustco Bank Corp.	394,463	0.1
25,471		Trustmark Corp.	809,723	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,703		UMB Financial Corp.	$1,257,903	0.2
86,245		Umpqua Holdings Corp.	1,529,986	0.2
21,418		Union Bankshares Corp.	753,485	0.1
25,962	L	United Bankshares, Inc.	1,096,895	0.1
22,872		United Community Banks, Inc. GA	633,326	0.1
38,249		United Community Financial Corp.	318,997	0.0
20,626		United Financial Bancorp, Inc.	350,848	0.0
11,445		United Fire Group, Inc.	489,503	0.1
9,137		United Insurance Holdings Corp.	145,735	0.0
14,067		Universal Insurance Holdings, Inc.	344,642	0.0
14,960		Univest Corp. of Pennsylvania	387,464	0.1
86,341		Valley National Bancorp	1,018,824	0.1
8,716		Virtu Financial, Inc.	148,172	0.0
2,444	L	Virtus Investment Partners, Inc.	258,820	0.0
26,904	L	Waddell & Reed Financial, Inc.	457,368	0.1
11,260	@	Walker & Dunlop, Inc.	469,429	0.1
7,833	@,L	Walter Investment Management Corp.	8,460	0.0
35,959		Washington Federal, Inc.	1,190,243	0.2
9,981		Washington Trust Bancorp, Inc.	492,063	0.1
7,356		WashingtonFirst Bankshares, Inc.	205,968	0.0
19,990		Waterstone Financial, Inc.	364,818	0.0
36,482		Webster Financial Corp.	1,825,559	0.2
16,606		WesBanco, Inc.	632,855	0.1
11,301	L	Westamerica Bancorp.	630,935	0.1
19,588		Western Asset Mortgage Capital Corp.	191,375	0.0
5,243		Westwood Holdings Group, Inc.	280,029	0.0
496	@,L	Wins Finance Holdings, Inc.	71,915	0.0
19,686		Wintrust Financial Corp.	1,360,696	0.2
44,503	L	WisdomTree Investments, Inc.	404,087	0.1
102,578	@,L	WMIH Corp.	148,738	0.0
2,822	@,L	World Acceptance Corp.	146,123	0.0
15,678		WSFS Financial Corp.	720,404	0.1
			150,341,119	18.8

		Health Care: 12.8%
4,565	@	AAC Holdings, Inc.	38,939	0.0
10,013		Abaxis, Inc.	485,630	0.1
10,707	@,L	Accelerate Diagnostics, Inc.	259,109	0.0
11,582	@	Acceleron Pharma, Inc.	306,576	0.1
38,111	@	Accuray, Inc.	181,027	0.0
12,357		Aceto Corp.	195,364	0.0
49,089	@	Achillion Pharmaceuticals, Inc.	206,665	0.0
4,653	@	Aclaris Therapeutics, Inc.	138,752	0.0
18,736	@	Acorda Therapeutics, Inc.	393,456	0.1
7,810	@,L	Adamas Pharmaceuticals, Inc.	136,675	0.0
772	@	Addus HomeCare Corp.	24,704	0.0
5,272	@,L	Adeptus Health, Inc.	9,490	0.0
16,420	@	Aduro Biotech, Inc.	176,515	0.0
14,637	@,L	Advaxis, Inc.	119,584	0.0
9,441	@	Adverum Biotechnologies, Inc.	25,491	0.0
11,194	@	Aerie Pharmaceuticals, Inc.	507,648	0.1
12,471	@	Aevi Genomic Medicine, Inc.	23,196	0.0
34,474	@,L	Agenus, Inc.	129,967	0.0
12,024	@,L	Aimmune Therapeutics, Inc.	261,282	0.0
14,437	@	Air Methods Corp.	620,791	0.1
16,521	@	Akebia Therapeutics, Inc.	151,993	0.0
12,251	@	Albany Molecular Research, Inc.	171,882	0.0
20,570	@	Alder Biopharmaceuticals, Inc.	427,856	0.1
3,834	@	Almost Family, Inc.	186,332	0.0
14,792	@	AMAG Pharmaceuticals, Inc.	333,560	0.1
11,917	@	Amedisys, Inc.	608,840	0.1
54,082	@	Amicus Therapeutics, Inc.	385,605	0.1
20,134	@	AMN Healthcare Services, Inc.	817,440	0.1
14,440	@	Amphastar Pharmaceuticals, Inc.	209,380	0.0
22,886	@	Ampio Pharmaceuticals, Inc.	18,309	0.0
5,558		Analogic Corp.	421,852	0.1
14,653	@,L	Anavex Life Sciences Corp.	84,108	0.0
13,527	@	Angiodynamics, Inc.	234,693	0.0
3,556	@	ANI Pharmaceuticals, Inc.	176,058	0.0
6,741	@	Anika Therapeutics, Inc.	292,829	0.0
7,581	@	Aptevo Therapeutics, Inc.	15,617	0.0
15,920	@,L	Aratana Therapeutics, Inc.	84,376	0.0
10,138	@	Ardelyx, Inc.	128,246	0.0
112,702	@	Arena Pharmaceuticals, Inc.	164,545	0.0
2,633	@,L	Argos Therapeutics, Inc.	1,190	0.0
66,573	@	Array Biopharma, Inc.	595,163	0.1
26,392	@	Arrowhead Pharmaceuticals, Inc.	48,825	0.0
7,585	@,L	Asterias Biotherapeutics, Inc.	25,789	0.0
10,162	@	Atara Biotherapeutics, Inc.	208,829	0.0
36,348	@,L	Athersys, Inc.	62,155	0.0
15,908	@	AtriCure, Inc.	304,638	0.1
685		Atrion Corp.	320,717	0.1
1,710	@	Audentes Therapeutics, Inc.	29,138	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,426	@,L	Avexis, Inc.	$184,449	0.0
5,889	@	Avinger, Inc.	11,189	0.0
18,534	@	AxoGen, Inc.	193,680	0.0
9,937	@	Axovant Sciences Ltd.	148,459	0.0
8,981	@,L	Bellicum Pharmaceuticals, Inc.	110,826	0.0
35,932	@	BioScrip, Inc.	61,084	0.0
34,148	@,L	BioCryst Pharmaceuticals, Inc.	286,843	0.0
44,232	@	Bio-Path Holdings, Inc.	36,584	0.0
12,467	@	BioTelemetry, Inc.	360,920	0.1
23,500	@	Biotime, Inc.	80,958	0.0
16,085	@,L	Bluebird Bio, Inc.	1,462,126	0.2
9,460	@	Blueprint Medicines Corp.	378,305	0.1
12,739	@	Cambrex Corp.	701,282	0.1
14,589		Cantel Medical Corp.	1,168,579	0.2
12,858	@	Capital Senior Living Corp.	180,783	0.0
10,670	@,L	Cara Therapeutics, Inc.	196,221	0.0
14,709	@	Cardiovascular Systems, Inc.	415,897	0.1
21,476	@	Castlight Health, Inc.	78,387	0.0
40,698	@	Catalent, Inc.	1,152,567	0.2
43,036	@,L	Celldex Therapeutics, Inc.	155,360	0.0
5,721	@	Cellular Biomedicine Group, Inc.	67,508	0.0
17,158	@,L	Cempra, Inc.	64,342	0.0
48,063	@,L	Cerus Corp.	213,880	0.0
6,592		Chemed Corp.	1,204,292	0.2
13,019	@	ChemoCentryx, Inc.	94,778	0.0
24,677	@	Chimerix, Inc.	157,439	0.0
5,660	@	Civitas Solutions, Inc.	103,861	0.0
2,991	@	Clearside Biomedical, Inc.	23,749	0.0
14,815	@	Clovis Oncology, Inc.	943,271	0.1
13,314	@	Coherus Biosciences, Inc.	281,591	0.0
6,454	@,L	Collegium Pharmaceutical, Inc.	64,927	0.0
45,230	@	Community Health Systems, Inc.	401,190	0.1
5,678	L	Computer Programs & Systems, Inc.	158,984	0.0
7,989	@,L	Concert Pharmaceuticals, Inc.	136,292	0.0
16,069	@,L	ConforMIS, Inc.	83,880	0.0
11,991		Conmed Corp.	532,520	0.1
28,453	@	Corcept Therapeutics, Inc.	311,845	0.1
5,629	@	Corvel Corp.	244,861	0.0
3,054	@	Cotiviti Holdings, Inc.	127,138	0.0
15,683	@	Cross Country Healthcare, Inc.	225,208	0.0
15,959	@	CryoLife, Inc.	265,717	0.0
55,931	@	Curis, Inc.	155,488	0.0
14,122	@,L	Cytokinetics, Inc.	181,468	0.0
9,400	@,L	CytomX Therapeutics, Inc.	162,338	0.0
35,261	@	CytRx Corp.	15,663	0.0
26,705	@	Depomed, Inc.	335,148	0.1
9,274	@	Dermira, Inc.	316,336	0.1
19,601	@	Diplomat Pharmacy, Inc.	312,636	0.1
67,432	@	Durect Corp.	70,804	0.0
16,941	@,L	Dynavax Technologies Corp.	100,799	0.0
3,529	@	Eagle Pharmaceuticals, Inc./DE	292,695	0.0
7,985	@	Edge Therapeutics, Inc.	72,743	0.0
3,245	@,L	Editas Medicine, Inc.	72,428	0.0
3,632	@,L	Egalet Corp.	18,523	0.0
14,288	@	Emergent Biosolutions, Inc.	414,924	0.1
7,373	@	Enanta Pharmaceuticals, Inc.	227,088	0.0
23,200	@	Endocyte, Inc.	59,624	0.0
33,439	@,L	Endologix, Inc.	242,098	0.0
20,824		Ensign Group, Inc.	391,491	0.1
22,377	@	Enzo Biochem, Inc.	187,295	0.0
15,995	@	Epizyme, Inc.	274,314	0.0
6,342	@,L	Esperion Therapeutics, Inc.	223,936	0.0
6,559	@,L	Evolent Health, Inc.	146,266	0.0
42,300	@,L	Exact Sciences Corp.	999,126	0.1
7,368	@	Exactech, Inc.	185,674	0.0
94,351	@	Exelixis, Inc.	2,044,586	0.3
20,691	@	FibroGen, Inc.	510,033	0.1
11,497	@	FivePrime Therapeutics, Inc.	415,617	0.1
5,566	@	Flex Pharma, Inc.	24,490	0.0
10,263	@	Flexion Therapeutics, Inc.	276,177	0.0
15,882	@	Fluidigm Corp.	90,369	0.0
5,760	@,L	Foundation Medicine, Inc.	185,760	0.0
6,337	@	Genesis Healthcare, Inc.	16,730	0.0
16,782	@	GenMark Diagnostics, Inc.	215,145	0.0
7,278	@	Genomic Health, Inc.	229,184	0.0
70,915	@,L	Geron Corp.	160,977	0.0
7,143	@	Glaukos Corp.	366,436	0.1
7,639	@,L	Global Blood Therapeutics, Inc.	281,497	0.0
26,619	@	Globus Medical, Inc.	788,455	0.1
20,267	@	Haemonetics Corp.	822,232	0.1
43,105	@	Halozyme Therapeutics, Inc.	558,641	0.1
17,831	@	Halyard Health, Inc.	679,183	0.1
18,155	@	HealthEquity, Inc.	770,680	0.1
36,853		Healthsouth Corp.	1,577,677	0.2
11,193	@	HealthStream, Inc.	271,206	0.0
14,110	@,L	Heron Therapeutics, Inc.	211,650	0.0
2,607	@	Heska Corp.	273,683	0.0
36,416	@	HMS Holdings Corp.	740,337	0.1
65,329	@	Horizon Pharma PLC	965,563	0.1
5,705	@	ICU Medical, Inc.	871,153	0.1
38,826	@,L	Idera Pharmaceuticals, Inc.	95,900	0.0
14,152	@,L	Ignyta, Inc.	121,707	0.0
5,834	@	Immune Design Corp.	39,671	0.0
40,961	@,L	Immunogen, Inc.	158,519	0.0
47,625	@,L	Immunomedics, Inc.	308,134	0.1
31,448	@	Impax Laboratories, Inc.	397,817	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
16,562	@	INC Research Holdings, Inc.	$759,368	0.1
24,497	@	Infinity Pharmaceuticals, Inc.	79,125	0.0
34,467	@	Innoviva, Inc.	476,679	0.1
6,693	@	Inogen, Inc.	519,109	0.1
9,194	@,L	Inotek Pharmaceuticals Corp.	18,388	0.0
27,603	@,L	Inovio Pharmaceuticals, Inc.	182,732	0.0
25,571	@	Insmed Inc.	447,748	0.1
24,426	@,L	Insulet Corp.	1,052,516	0.1
9,732	@,L	Insys Therapeutics, Inc.	102,283	0.0
12,408	@	Integer Holdings Corp.	498,802	0.1
21,898	@	Integra LifeSciences Holdings Corp.	922,563	0.1
1,187	@,L	Intellia Therapeutics, Inc.	16,725	0.0
11,596	@	Intersect ENT, Inc.	198,871	0.0
14,573	@,L	Intra-Cellular Therapies, Inc.	236,811	0.0
15,623		Invacare Corp.	185,914	0.0
11,203	@,L	Invitae Corp.	123,905	0.0
14,550	@,L	InVivo Therapeutics Holdings Corp.	58,927	0.0
2,137	@	iRhythm Technologies, Inc.	80,341	0.0
56,535	@	Ironwood Pharmaceuticals, Inc.	964,487	0.1
10,744	@	K2M Group Holdings, Inc.	220,359	0.0
10,564	@	Karyopharm Therapeutics, Inc.	135,642	0.0
30,303	@,L	Keryx Biopharmaceuticals, Inc.	186,666	0.0
35,799		Kindred Healthcare, Inc.	298,922	0.1
17,507	@,L	Kite Pharma, Inc.	1,374,124	0.2
6,082	@,L	La Jolla Pharmaceutical Co.	181,548	0.0
5,133		Landauer, Inc.	250,234	0.0
11,177	@,L	Lannett Co., Inc.	249,806	0.0
19,885	@,L	Lexicon Pharmaceuticals, Inc.	285,151	0.0
5,823	@	LHC Group, Inc.	313,860	0.1
7,725	@,L	Ligand Pharmaceuticals, Inc.	817,614	0.1
23,984	@,L	Lion Biotechnologies, Inc.	178,681	0.0
3,433	@,L	Lipocine, Inc.	13,389	0.0
6,123	@	Loxo Oncology, Inc.	257,656	0.0
16,995		Luminex Corp.	312,198	0.1
12,797	@	MacroGenics, Inc.	238,024	0.0
9,850	@	Magellan Health, Inc.	680,142	0.1
28,136	@,L	MannKind Corp.	41,641	0.0
16,875	@	Masimo Corp.	1,573,762	0.2
28,063	@,L	Medicines Co.	1,372,281	0.2
15,738	@,L	MediciNova, Inc.	94,271	0.0
22,517	@	Medidata Solutions, Inc.	1,299,006	0.2
3,480	@	Medpace Holdings, Inc.	103,878	0.0
20,030		Meridian Bioscience, Inc.	276,414	0.0
17,038	@	Merit Medical Systems, Inc.	492,398	0.1
50,986	@,L	Merrimack Pharmaceuticals, Inc.	157,037	0.0
41,806	@,L	MiMedx Group Inc.	398,411	0.1
7,598	@	Minerva Neurosciences, Inc.	61,544	0.0
5,184	@,L	Mirati Therapeutics, Inc.	26,957	0.0
17,270	@	Molina Healthcare, Inc.	787,512	0.1
26,950	@	Momenta Pharmaceuticals, Inc.	359,782	0.1
5,958	@,L	MyoKardia, Inc.	78,348	0.0
28,453	@,L	Myriad Genetics, Inc.	546,298	0.1
7,065	@	NanoString Technologies, Inc.	140,382	0.0
12,451	@	Natera, Inc.	110,440	0.0
5,070		National Healthcare Corp.	361,491	0.1
12,856	@	Natus Medical, Inc.	504,598	0.1
57,372	@	Nektar Therapeutics	1,346,521	0.2
14,987	@	Neogen Corp.	982,398	0.1
25,412	@	NeoGenomics, Inc.	200,501	0.0
6,274	@,L	Neos Therapeutics, Inc.	45,173	0.0
10,071	@	Nevro Corp.	943,653	0.1
9,355	@,L	NewLink Genetics Corp.	225,455	0.0
26,206	@	Nobilis Health Corp.	44,550	0.0
116,631	@	Novavax, Inc.	149,288	0.0
22,386	@,L	Novocure Ltd.	181,327	0.0
20,483	@	NuVasive, Inc.	1,529,670	0.2
27,229	@	NxStage Medical, Inc.	730,554	0.1
8,790	@,L	Ocular Therapeutix, Inc.	81,571	0.0
15,996	@,L	Omeros Corp.	241,860	0.0
15,875	@	Omnicell, Inc.	645,319	0.1
8,652	@	OncoMed Pharmaceuticals, Inc.	79,685	0.0
12,695	@	Ophthotech Corp.	46,464	0.0
28,038	@	OraSure Technologies, Inc.	362,531	0.1
43,807	@,L	Organovo Holdings, Inc.	139,306	0.0
7,790	@	Orthofix International NV	297,189	0.1
10,688	@	Otonomy, Inc.	130,928	0.0
15,549	@,L	OvaScience, Inc.	29,077	0.0
23,931		Owens & Minor, Inc.	828,013	0.1
11,500	@,L	Oxford Immunotec Global PLC	178,135	0.0
35,435	@,L	Pacific Biosciences of California, Inc.	183,199	0.0
15,516	@	Pacira Pharmaceuticals, Inc.	707,530	0.1
6,658	@,L	Paratek Pharmaceuticals, Inc.	128,167	0.0
21,351	@	Parexel International Corp.	1,347,462	0.2
71,377		PDL BioPharma, Inc.	162,026	0.0
10,838	@	Penumbra, Inc.	904,431	0.1
9,254	@	Pfenex, Inc.	53,766	0.0
13,940	@	PharMerica Corp.	326,196	0.1
7,291		Phibro Animal Health Corp.	204,877	0.0
20,704	@	Portola Pharmaceuticals, Inc.	811,390	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,661	@	PRA Health Sciences, Inc.	$630,187	0.1
20,975	@	Prestige Brands Holdings, Inc.	1,165,371	0.2
31,737	@	Progenics Pharmaceuticals, Inc.	299,597	0.1
2,155	@	Protagonist Therapeutics, Inc.	27,606	0.0
3,908	@	Proteostasis Therapeutics, Inc.	30,561	0.0
14,789	@,L	Prothena Corp. PLC	825,078	0.1
6,813	@	Providence Service Corp.	302,770	0.1
14,593	@,L	PTC Therapeutics, Inc.	143,595	0.0
10,633	@	Puma Biotechnology, Inc.	395,548	0.1
20,850	@	Quality Systems, Inc.	317,754	0.1
12,270	@	Quidel Corp.	277,793	0.0
13,715	@	Quorum Health Corp.	74,610	0.0
12,862	@,L	Radius Health, Inc.	497,116	0.1
18,180	@	RadNet, Inc.	107,262	0.0
2,421	@,L	Reata Pharmaceuticals, Inc.	54,836	0.0
9,529	@	REGENXBIO, Inc.	183,910	0.0
18,011	@	Regulus Therapeutics, Inc.	29,718	0.0
14,286	@	Repligen Corp.	502,867	0.1
16,014	@,L	Retrophin, Inc.	295,618	0.0
9,121	@,L	Revance Therapeutics, Inc.	189,717	0.0
41,161	@	Rigel Pharmaceuticals, Inc.	136,243	0.0
24,337	@,L	Rockwell Medical Technologies, Inc.	152,350	0.0
35,891	@	RTI Surgical, Inc.	143,564	0.0
11,654	@	Sage Therapeutics, Inc.	828,250	0.1
30,539	@,L	Sangamo Biosciences, Inc.	158,803	0.0
19,699	@	Sarepta Therapeutics, Inc.	583,090	0.1
24,590	@	Sciclone Pharmaceuticals, Inc.	240,982	0.0
40,668	@	Select Medical Holdings Corp.	542,918	0.1
2,549	@	Selecta Biosciences, Inc.	36,502	0.0
7,772	@,L	Seres Therapeutics, Inc.	87,590	0.0
14,911	@,L	Sorrento Therapeutics, Inc.	58,898	0.0
7,250	@,L	Spark Therapeutics, Inc.	386,715	0.1
18,493	@	Spectranetics Corp.	538,609	0.1
32,791	@	Spectrum Pharmaceuticals, Inc.	213,142	0.0
18,835	@,L	Staar Surgical Co.	184,583	0.0
8,376	@	Stemline Therapeutics, Inc.	71,615	0.0
10,934	@,L	Sucampo Pharmaceuticals, Inc.	120,274	0.0
20,431	@	Supernus Pharmaceuticals, Inc.	639,490	0.1
8,416	@	Surgery Partners, Inc.	164,112	0.0
8,943	@	SurModics, Inc.	215,079	0.0
73,347	@,L	Synergy Pharmaceuticals, Inc.	341,797	0.1
38,251	@	Synthetic Biologics, Inc.	24,125	0.0
1,535	@	Syros Pharmaceuticals, Inc.	24,453	0.0
9,040	@,L	Teladoc, Inc.	226,000	0.0
20,108	@	Teligent, Inc.	157,043	0.0
11,640	@,L	Tesaro, Inc.	1,791,047	0.2
17,479	@,L	Tetraphase Pharmaceuticals, Inc.	160,632	0.0
16,058	@,L	TG Therapeutics, Inc.	187,076	0.0
65,264	@,L	TherapeuticsMD, Inc.	469,901	0.1
14,883	@,L	Theravance Biopharma, Inc.	547,992	0.1
13,609	@	Tivity Health, Inc.	396,022	0.1
17,451	@	TransEnterix, Inc.	21,116	0.0
20,791	@,L	Trevena, Inc.	76,303	0.0
12,570	@	Triple-S Management Corp.	220,855	0.0
13,104	@,L	Trovagene, Inc.	15,070	0.0
15,105	@	Ultragenyx Pharmaceutical, Inc.	1,023,817	0.1
25,820	@	Universal American Corp./NY	257,425	0.0
4,388		US Physical Therapy, Inc.	286,536	0.0
15,513	@,L	Vanda Pharmaceuticals, Inc.	217,182	0.0
9,039	@	Veracyte, Inc.	82,978	0.0
11,866	@	Versartis, Inc.	253,339	0.0
11,533	@,L	Vital Therapies, Inc.	46,132	0.0
14,164	@	Vocera Communications, Inc.	351,692	0.1
5,630	@	Voyager Therapeutics, Inc.	74,541	0.0
3,830	@	WaVe Life Sciences Ltd.	105,325	0.0
41,344	@	Wright Medical Group NV	1,286,625	0.2
7,857	@,L	XBiotech, Inc.	129,562	0.0
13,388	@	Xencor, Inc.	320,241	0.1
11,162	@	Zafgen, Inc.	52,015	0.0
14,501	@,L	Zeltiq Aesthetics, Inc.	806,401	0.1
49,869	@,L	ZIOPHARM Oncology, Inc.	316,169	0.1
12,461	@,L	Zogenix, Inc.	135,202	0.0
			101,983,622	12.8

		Industrials: 14.1%
17,925		AAON, Inc.	633,649	0.1
14,311		AAR Corp.	481,279	0.1
21,899		ABM Industries, Inc.	954,796	0.1
23,813	@	Acacia Research - Acacia Technologies	136,925	0.0
45,617	@	ACCO Brands Corp.	599,864	0.1
23,635		Actuant Corp.	622,782	0.1
3,412	@	Advanced Disposal Services Inc.	77,094	0.0
13,106		Advanced Drainage Systems, Inc.	287,021	0.0
17,794	@	Advisory Board Co.	832,759	0.1
16,008	@	Aegion Corp.	366,743	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
28,335	@	Aerojet Rocketdyne Holdings, Inc.	$614,869	0.1
9,760	@	Aerovironment, Inc.	273,573	0.0
21,117	@	Air Transport Services Group, Inc.	338,928	0.0
22,069		Aircastle Ltd.	532,525	0.1
4,879		Alamo Group, Inc.	371,731	0.1
12,883		Albany International Corp.	593,262	0.1
5,293		Allegiant Travel Co.	848,203	0.1
13,719		Altra Industrial Motion Corp.	534,355	0.1
2,423		American Railcar Industries, Inc.	99,585	0.0
6,117	@	American Woodmark Corp.	561,541	0.1
12,273		Apogee Enterprises, Inc.	731,594	0.1
15,762		Applied Industrial Technologies, Inc.	974,880	0.1
6,394	@,L	Aqua Metals, Inc.	124,939	0.0
11,852		ArcBest Corp.	308,152	0.0
7,013		Argan, Inc.	463,910	0.1
11,325	@	Armstrong Flooring, Inc.	208,606	0.0
8,485		Astec Industries, Inc.	521,785	0.1
9,641	@	Astronics Corp.	305,909	0.0
5,187	@	Atkore International Group, Inc.	136,314	0.0
10,948	@	Atlas Air Worldwide Holdings, Inc.	607,067	0.1
11,516		AZZ, Inc.	685,202	0.1
19,462	@	Babcock & Wilcox Enterprises, Inc.	181,775	0.0
21,304		Barnes Group, Inc.	1,093,747	0.1
4,172		Barrett Business Services, Inc.	227,875	0.0
23,502	@	Beacon Roofing Supply, Inc.	1,155,358	0.1
22,822	@	BMC Stock Holdings, Inc.	515,777	0.1
20,597		Brady Corp.	796,074	0.1
18,365		Briggs & Stratton Corp.	412,294	0.1
19,440		Brink's Co.	1,039,068	0.1
33,554	@	Builders FirstSource, Inc.	499,955	0.1
9,101	@	Caesarstone Ltd.	329,911	0.0
9,743	@	CAI International, Inc.	153,355	0.0
5,364	@	Casella Waste Systems, Inc.	75,686	0.0
26,407	@	CBIZ, Inc.	357,815	0.0
13,198		CEB, Inc.	1,037,363	0.1
12,713		Ceco Environmental Corp.	133,614	0.0
13,670		Celadon Group, Inc.	89,538	0.0
13,186	@	Chart Industries, Inc.	460,719	0.1
6,924		CIRCOR International, Inc.	411,563	0.1
11,181		Columbus McKinnon Corp.	277,512	0.0
15,870		Comfort Systems USA, Inc.	581,635	0.1
12,853	@	Continental Building Products, Inc.	314,898	0.0
6,474	@	Covenant Transportation Group, Inc.	121,711	0.0
7,409	@	CSW Industrials, Inc.	271,910	0.0
9,168		Cubic Corp.	484,070	0.1
17,802		Curtiss-Wright Corp.	1,624,611	0.2
18,504		Deluxe Corp.	1,335,434	0.2
27,334	@	DigitalGlobe, Inc.	895,188	0.1
11,127		Douglas Dynamics, Inc.	341,043	0.0
5,069	@	DXP Enterprises, Inc.	191,963	0.0
13,058	@,L	Dycom Industries, Inc.	1,213,741	0.2
12,508	@	Echo Global Logistics, Inc.	267,046	0.0
24,319		EMCOR Group, Inc.	1,530,881	0.2
10,007		Encore Wire Corp.	460,322	0.1
6,935	@,L	Energous Corp.	108,186	0.0
15,708	@,L	Energy Recovery, Inc.	130,691	0.0
17,869		EnerSys	1,410,579	0.2
8,320	@	Engility Holdings, Inc.	240,781	0.0
14,152		Ennis, Inc.	240,584	0.0
10,282		EnPro Industries, Inc.	731,667	0.1
12,773		ESCO Technologies, Inc.	742,111	0.1
17,502		Essendant, Inc.	265,155	0.0
11,342	@	Esterline Technologies Corp.	975,979	0.1
11,366		Exponent, Inc.	676,845	0.1
27,820		Federal Signal Corp.	384,194	0.1
12,360		Forward Air Corp.	587,965	0.1
18,539		Franklin Electric Co., Inc.	798,104	0.1
17,185	@	FTI Consulting, Inc.	707,506	0.1
11,594	@,L	FuelCell Energy, Inc.	15,942	0.0
14,434	L	GATX Corp.	879,897	0.1
27,091	@	Generac Holdings, Inc.	1,009,952	0.1
20,250		General Cable Corp.	363,487	0.0
13,532	@	Gibraltar Industries, Inc.	557,518	0.1
7,248		Global Brass & Copper Holdings, Inc.	249,331	0.0
9,134		Gorman-Rupp Co.	286,808	0.0
5,189		Graham Corp.	119,347	0.0
16,162		Granite Construction, Inc.	811,171	0.1
38,807	@	Great Lakes Dredge & Dock Corp.	155,228	0.0
10,710	L	Greenbrier Cos., Inc.	461,601	0.1
16,239		Griffon Corp.	400,291	0.1
14,564		H&E Equipment Services, Inc.	357,109	0.0
31,405	@	Harsco Corp.	400,414	0.1
21,336	@	Hawaiian Holdings, Inc.	991,057	0.1
15,569	@	HC2 Holdings, Inc.	96,528	0.0
28,194		Healthcare Services Group, Inc.	1,214,879	0.2
18,849		Heartland Express, Inc.	377,922	0.1
10,901		Heidrick & Struggles International, Inc.	287,241	0.0
21,805		Herman Miller, Inc.	687,948	0.1
25,231		Hillenbrand, Inc.	904,531	0.1
18,984		HNI Corp.	874,973	0.1
13,959	@	HUB Group, Inc.	647,698	0.1
9,793	@	Huron Consulting Group, Inc.	412,285	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,600		Hyster-Yale Materials Handling, Inc.	$203,004	0.0
3,750	@	Hyster-Yale Materials Handling, Inc. - B shares	211,462	0.0
8,888	@	ICF International, Inc.	367,074	0.1
24,258	@	Innerworkings, Inc.	241,610	0.0
6,612		Insperity, Inc.	586,154	0.1
8,511		Insteel Industries, Inc.	307,588	0.0
27,502		Interface, Inc.	523,913	0.1
4,712	@	JELD-WEN Holding, Inc.	154,766	0.0
12,543		John Bean Technologies Corp.	1,103,157	0.1
39,661		Joy Global, Inc.	1,120,423	0.1
6,453		Kadant, Inc.	382,986	0.1
12,655		Kaman Corp.	609,085	0.1
10,996		Kelly Services, Inc.	240,373	0.0
28,066		Kennametal, Inc.	1,101,029	0.1
14,742	@,L	Keyw Holding Corp.	139,164	0.0
12,326		Kforce, Inc.	292,742	0.0
16,667		Kimball International, Inc.	275,006	0.0
20,629	@	KLX, Inc.	922,116	0.1
24,610		Knight Transportation, Inc.	771,524	0.1
22,484		Knoll, Inc.	535,344	0.1
21,668		Korn/Ferry International	682,325	0.1
25,749	@	Kratos Defense & Security Solutions, Inc.	200,327	0.0
5,268		Lindsay Corp.	464,216	0.1
5,862	@	Lydall, Inc.	314,203	0.0
53,443	@	Manitowoc Co., Inc.	304,625	0.0
10,645		Marten Transport Ltd.	249,625	0.0
11,616	@	Masonite International Corp.	920,568	0.1
27,203	@	Mastec, Inc.	1,089,480	0.1
19,149		Matson, Inc.	608,172	0.1
14,000		Matthews International Corp.	947,100	0.1
12,209		McGrath Rentcorp	409,856	0.1
17,715	@	Mercury Systems, Inc.	691,771	0.1
34,842	@	Meritor, Inc.	596,843	0.1
6,665		Miller Industries, Inc.	175,623	0.0
6,676	@	Mistras Group, Inc.	142,733	0.0
20,100		Mobile Mini, Inc.	613,050	0.1
13,227	@	Moog, Inc.	890,838	0.1
37,120	@	MRC Global, Inc.	680,410	0.1
12,854		MSA Safety, Inc.	908,649	0.1
20,969		Mueller Industries, Inc.	717,769	0.1
69,538		Mueller Water Products, Inc.	821,939	0.1
6,038		Multi-Color Corp.	428,698	0.1
8,579	@	MYR Group, Inc.	351,739	0.0
2,786		National Presto Industries, Inc.	284,729	0.0
24,494	@	Navigant Consulting, Inc.	559,933	0.1
20,510	@	Navistar International Corp.	504,956	0.1
9,339	@	NCI Building Systems, Inc.	160,164	0.0
10,185		NN, Inc.	256,662	0.0
42,288	@	NOW, Inc.	717,204	0.1
21,273	@	On Assignment, Inc.	1,032,379	0.1
14,724	@	Orion Group Holdings, Inc.	109,988	0.0
4,259		Park-Ohio Holdings Corp.	153,111	0.0
5,995	@	Patrick Industries, Inc.	425,046	0.1
23,691	@	PGT Innovations, Inc.	254,678	0.0
85,868	@,L	Plug Power, Inc.	118,498	0.0
5,440		Powell Industries, Inc.	187,354	0.0
18,117		Primoris Services Corp.	420,677	0.1
9,456	@	Proto Labs, Inc.	483,202	0.1
10,636		Quad/Graphics, Inc.	268,453	0.0
17,077		Quanex Building Products Corp.	345,809	0.0
23,778	@	Radiant Logistics, Inc.	118,890	0.0
16,620		Raven Industries, Inc.	482,811	0.1
10,531	@	RBC Bearings, Inc.	1,022,455	0.1
18,730		Resources Connection, Inc.	313,728	0.0
33,759	@	Rexnord Corp.	779,158	0.1
15,000	@	Roadrunner Transportation Systems, Inc.	103,050	0.0
20,600	@	RPX Corp.	247,200	0.0
15,483	@	Rush Enterprises, Inc. - Class A	512,178	0.1
10,528	@	Saia, Inc.	466,390	0.1
20,167	@	Scorpio Bulkers, Inc.	185,536	0.0
15,864		Simpson Manufacturing Co., Inc.	683,580	0.1
5,978	@	SiteOne Landscape Supply, Inc.	289,395	0.0
19,923		Skywest, Inc.	682,363	0.1
11,040	@	SP Plus Corp.	372,600	0.1
16,735	@	SPX Corp.	405,824	0.1
13,670	@	SPX FLOW, Inc.	474,486	0.1
5,298		Standex International Corp.	530,595	0.1
30,916		Steelcase, Inc.	517,843	0.1
10,132		Sun Hydraulics Corp.	365,867	0.0
29,008	@,L	Sunrun, Inc.	156,643	0.0
6,462		Supreme Industries, Inc.	130,920	0.0
29,917	@,L	Swift Transportation Co.	614,495	0.1
22,471	@,L	Taser International, Inc.	512,114	0.1
12,579	@	Team, Inc.	340,262	0.0
13,479	@	Teledyne Technologies, Inc.	1,704,554	0.2
8,336		Tennant Co.	605,610	0.1
23,356		Tetra Tech, Inc.	954,093	0.1
9,409		Textainer Group Holdings Ltd.	143,958	0.0
17,256	@	Thermon Group Holdings, Inc.	359,615	0.0
21,964		Titan International, Inc.	227,108	0.0
10,091	@	Titan Machinery, Inc.	154,796	0.0
11,854	@	Trex Co., Inc.	822,549	0.1
18,373	@	Trimas Corp.	381,240	0.1
16,572	@	TriNet Group, Inc.	478,931	0.1
15,174		Triton International Ltd./Bermuda	391,337	0.1
19,270		Triumph Group, Inc.	496,203	0.1
18,173	@	TrueBlue, Inc.	497,032	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,140	@	Tutor Perini Corp.	$513,252	0.1
5,824		Unifirst Corp.	823,805	0.1
15,256	@	Univar, Inc.	467,749	0.1
7,449		Universal Forest Products, Inc.	734,024	0.1
10,356		US Ecology, Inc.	485,179	0.1
4,667	@	Vectrus, Inc.	104,307	0.0
4,212	@	Veritiv Corp.	218,182	0.0
11,268		Viad Corp.	509,314	0.1
4,850		VSE Corp.	197,880	0.0
25,791		Wabash National Corp.	533,616	0.1
15,532	@	WageWorks, Inc.	1,122,964	0.1
11,082		Watts Water Technologies, Inc.	690,963	0.1
16,184		Werner Enterprises, Inc.	424,021	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	235,216	0.0
17,460		West Corp.	426,373	0.1
21,355		Woodward, Inc.	1,450,432	0.2
40,536	@	XPO Logistics, Inc.	1,941,269	0.2
14,568	@	YRC Worldwide, Inc.	160,394	0.0
			112,423,070	14.1

		Information Technology: 17.1%
15,409	@	2U, Inc.	611,121	0.1
43,464	@,L	3D Systems Corp.	650,221	0.1
39,307	@	8x8, Inc.	599,432	0.1
18,832	@	A10 Networks, Inc.	172,313	0.0
2,335	@,L	Acacia Communications, Inc.	136,878	0.0
46,897	@	ACI Worldwide, Inc.	1,003,127	0.1
22,476	@	Actua Corp.	315,788	0.0
30,857	@	Acxiom Corp.	878,499	0.1
21,676		Adtran, Inc.	449,777	0.1
16,571	@	Advanced Energy Industries, Inc.	1,136,108	0.1
311,448	@	Advanced Micro Devices, Inc.	4,531,568	0.6
14,337	@	Aerohive Networks, Inc.	60,359	0.0
10,559	@	Agilysys, Inc.	99,783	0.0
9,130	@	Alpha & Omega Co.	156,945	0.0
13,128	@,L	Ambarella, Inc.	718,233	0.1
20,027		American Software, Inc.	205,878	0.0
34,656	@	Amkor Technology, Inc.	401,663	0.1
19,423	@	Angie's List, Inc.	110,711	0.0
11,128	@	Anixter International, Inc.	882,450	0.1
8,181	@,L	Applied Optoelectronics, Inc.	459,363	0.1
33,200	@	Aspen Technology, Inc.	1,956,144	0.2
16,483	@	Avid Technology, Inc.	76,811	0.0
11,000		AVX Corp.	180,180	0.0
4,309	@	Axcelis Technologies, Inc.	81,009	0.0
12,847		Badger Meter, Inc.	472,127	0.1
20,692	@	Bankrate, Inc.	199,678	0.0
9,637	@	Barracuda Networks, Inc.	222,711	0.0
33,605	@	Bazaarvoice, Inc.	144,501	0.0
16,915		Belden, Inc.	1,170,349	0.2
20,596	@	Benchmark Electronics, Inc.	654,953	0.1
5,122	@,L	Benefitfocus, Inc.	143,160	0.0
7,871		Black Box Corp.	70,445	0.0
19,100		Blackbaud, Inc.	1,464,397	0.2
22,666	@	Blackhawk Network Holdings, Inc.	920,240	0.1
19,329	@	Blucora, Inc.	334,392	0.0
16,938	@	Bottomline Technologies de, Inc.	400,584	0.1
17,669	@	Box, Inc.	288,181	0.0
18,467	@	Brightcove, Inc.	164,356	0.0
12,815	@	BroadSoft, Inc.	515,163	0.1
29,869		Brooks Automation, Inc.	669,066	0.1
10,646		Cabot Microelectronics Corp.	815,590	0.1
9,694	@	CACI International, Inc.	1,137,106	0.1
17,355	@	CalAmp Corp.	291,390	0.0
23,907	@	Calix, Inc.	173,326	0.0
25,602	@	Callidus Software, Inc.	546,603	0.1
4,009	@	Carbonite, Inc.	81,383	0.0
18,189	@	Cardtronics plc	850,336	0.1
6,700		Cass Information Systems, Inc.	442,870	0.1
26,284	@	Cavium, Inc.	1,883,511	0.2
10,193	@	Ceva, Inc.	361,851	0.0
9,253	@	ChannelAdvisor Corp.	103,171	0.0
56,037	@	Ciena Corp.	1,323,034	0.2
10,768	@,L	Cimpress NV	928,094	0.1
25,520	@	Cirrus Logic, Inc.	1,548,809	0.2
6,028	@,L	Clearfield, Inc.	99,161	0.0
10,030	@	Coherent, Inc.	2,062,569	0.3
15,820		Cohu, Inc.	292,037	0.0
15,272	@	Commvault Systems, Inc.	775,818	0.1
7,024		Comtech Telecommunications Corp.	103,534	0.0
37,734		Convergys Corp.	798,074	0.1
21,668	@	Cornerstone OnDemand, Inc.	842,669	0.1
17,325	@	Cray, Inc.	379,417	0.1
13,057		CSG Systems International, Inc.	493,685	0.1
16,257		CTS Corp.	346,274	0.0
18,331		Daktronics, Inc.	173,228	0.0
18,424	@	DHI Group, Inc.	72,775	0.0
24,067		Diebold Nixdorf, Inc.	738,857	0.1
13,291	@	Digi International, Inc.	158,163	0.0
3,767	@,L	Digimarc Corp.	101,709	0.0
16,484	@	Diodes, Inc.	396,440	0.1
12,931	@	DSP Group, Inc.	155,172	0.0
6,074	@	Eastman Kodak Co.	69,851	0.0
10,545	L	Ebix, Inc.	645,881	0.1
19,117	@	Electronics for Imaging, Inc.	933,483	0.1
13,728	@	Ellie Mae, Inc.	1,376,507	0.2
25,983	@,L	Endurance International Group Holdings, Inc.	203,967	0.0
13,628	@	Enernoc, Inc.	81,768	0.0
57,668	@	Entegris, Inc.	1,349,431	0.2
16,535	@	Envestnet, Inc.	534,080	0.1
19,542	@	EPAM Systems, Inc.	1,475,812	0.2
2,939	@	ePlus, Inc.	396,912	0.1
25,351		EVERTEC, Inc.	403,081	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
9,443	@	Exa Corp.	$119,926	0.0
19,590	@	Exar Corp.	254,866	0.0
14,432	@	ExlService Holdings, Inc.	683,500	0.1
48,110	@	Extreme Networks, Inc.	361,306	0.0
15,403	@	Fabrinet	647,388	0.1
12,610		Fair Isaac Corp.	1,626,059	0.2
7,223	@	Faro Technologies, Inc.	258,222	0.0
45,616	@	Finisar Corp.	1,247,141	0.2
14,075	@	Five9, Inc.	231,674	0.0
31,761	@	Formfactor, Inc.	376,368	0.1
6,977		Forrester Research, Inc.	277,336	0.0
13,339	@	Gigamon, Inc.	474,201	0.1
10,932	@,L	Globant SA	397,925	0.1
47,783	@,L	Glu Mobile, Inc.	108,467	0.0
25,314	@,L	Gogo, Inc.	278,454	0.0
33,455	@,L	GrubHub, Inc.	1,100,335	0.1
11,596	@	GTT Communications, Inc.	282,363	0.0
8,961		Hackett Group, Inc.	174,650	0.0
39,168	@,L	Harmonic, Inc.	233,050	0.0
17,645	@	Hortonworks, Inc.	173,097	0.0
11,546	@	HubSpot, Inc.	699,110	0.1
24,891	@	II-VI, Inc.	897,321	0.1
17,717	@,L	Immersion Corp.	153,429	0.0
12,180	@	Imperva, Inc.	499,989	0.1
1,404	@,L	Impinj, Inc.	42,499	0.0
57,530	@	Infinera Corp.	588,532	0.1
15,742	@	Inphi Corp.	768,524	0.1
15,698	@	Insight Enterprises, Inc.	645,031	0.1
5,482	@	Instructure, Inc.	128,279	0.0
54,932	@	Integrated Device Technology, Inc.	1,300,240	0.2
14,376		InterDigital, Inc.	1,240,649	0.2
30,648	@,L	InvenSense, Inc.	387,084	0.1
13,620	@	Itron, Inc.	826,734	0.1
27,015	@	Ixia	530,845	0.1
10,843		IXYS Corp.	157,766	0.0
19,133		j2 Global, Inc.	1,605,450	0.2
30,833	@	Jive Software, Inc.	132,582	0.0
14,491	@	Kimball Electronics, Inc.	245,622	0.0
35,332	@,L	Knowles Corp.	669,541	0.1
34,554	@	Kopin Corp.	141,671	0.0
52,589	@	Lattice Semiconductor Corp.	363,916	0.1
11,166	@	Liquidity Services, Inc.	89,328	0.0
9,163		Littelfuse, Inc.	1,465,255	0.2
31,696	@	LivePerson, Inc.	217,118	0.0
21,102		LogMeIn, Inc.	2,057,445	0.3
21,706	@	Lumentum Holdings, Inc.	1,158,015	0.1
12,724	@	Macom Technology Solutions Holdings, Inc.	614,569	0.1
10,194		Mantech International Corp.	353,018	0.0
20,566	@	Marchex, Inc.	55,940	0.0
26,802		MAXIMUS, Inc.	1,667,084	0.2
23,038	@	MaxLinear, Inc.	646,216	0.1
19,042	@	MeetMe, Inc.	112,157	0.0
1,314		Mesa Laboratories, Inc.	161,228	0.0
15,786		Methode Electronics, Inc.	719,842	0.1
45,228	@	Microsemi Corp.	2,330,599	0.3
3,594	@	MicroStrategy, Inc.	674,953	0.1
6,532	@	Mindbody, Inc.	179,303	0.0
14,545	@	Mitek Systems, Inc.	96,724	0.0
21,135		MKS Instruments, Inc.	1,453,031	0.2
26,888	@,L	MobileIron, Inc.	116,963	0.0
13,048	@,L	Model N, Inc.	136,352	0.0
12,316	@	MoneyGram International, Inc.	207,032	0.0
15,491		Monolithic Power Systems, Inc.	1,426,721	0.2
20,019		Monotype Imaging Holdings, Inc.	402,382	0.1
7,212		MTS Systems Corp.	397,021	0.1
8,875	@	Nanometrics, Inc.	270,332	0.0
13,720	@	NeoPhotonics Corp.	123,617	0.0
12,874	@	Netgear, Inc.	637,907	0.1
36,856	@	Netscout Systems, Inc.	1,398,685	0.2
21,000	@	NeuStar, Inc.	696,150	0.1
8,265	@	New Relic, Inc.	306,384	0.0
29,791		NIC, Inc.	601,778	0.1
26,878	@	Nimble Storage, Inc.	335,975	0.0
13,008	@	Novanta, Inc.	345,362	0.0
3,107		NVE Corp.	257,229	0.0
45,463	@,L	Oclaro, Inc.	446,447	0.1
7,131	@	OSI Systems, Inc.	520,492	0.1
11,510		Park Electrochemical Corp.	205,569	0.0
18,535	@,L	Paycom Software, Inc.	1,065,948	0.1
8,979	@	Paylocity Holding Corp.	346,859	0.0
14,127	@	PDF Solutions, Inc.	319,553	0.0
16,370		Pegasystems, Inc.	717,824	0.1
16,874	@	Perficient, Inc.	292,933	0.0
29,986	@	Photronics, Inc.	320,850	0.0
22,607	@	Planet Payment, Inc.	89,976	0.0
13,793		Plantronics, Inc.	746,339	0.1
14,207	@	Plexus Corp.	821,165	0.1
12,156		Power Integrations, Inc.	799,257	0.1
21,379		Progress Software Corp.	621,060	0.1
17,095	@	Proofpoint, Inc.	1,271,184	0.2
11,409	@	PROS Holdings, Inc.	275,984	0.0
26,209	@,L	Pure Storage, Inc.	257,634	0.0
10,316	@	Q2 Holdings, Inc.	359,513	0.0
10,888	@	Qualys, Inc.	412,655	0.1
24,364	@	QuinStreet, Inc.	95,020	0.0
27,696	@	Quotient Technology, Inc.	264,497	0.0
44,190	@	Rambus, Inc.	580,657	0.1
7,999	@	Rapid7, Inc.	119,825	0.0
22,849	@	RealPage, Inc.	797,430	0.1
6,386		Reis, Inc.	114,309	0.0
17,192	@	RetailMeNot, Inc.	139,255	0.0
23,421	@	RingCentral, Inc.	662,814	0.1
7,159	@	Rogers Corp.	614,743	0.1
16,063	@	Rubicon Project, Inc.	94,611	0.0
17,030	@	Rudolph Technologies, Inc.	381,472	0.1
32,102	@	Sanmina Corp.	1,303,341	0.2
12,400	@	Scansource, Inc.	486,700	0.1
17,867		Science Applications International Corp.	1,329,305	0.2
27,005	@	Semtech Corp.	912,769	0.1
29,852	@	ServiceSource International, Inc.	115,826	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
37,798	@	ShoreTel, Inc.	$232,458	0.0
8,064	@	Shutterstock, Inc.	333,446	0.0
15,638	@	Sigma Designs, Inc.	97,737	0.0
16,705	@	Silicon Laboratories, Inc.	1,228,653	0.2
17,030	@	Silver Spring Networks, Inc.	192,269	0.0
21,337	@	Sonus Networks, Inc.	140,611	0.0
7,292	@	SPS Commerce, Inc.	426,509	0.1
6,740	@,L	Stamps.com, Inc.	797,679	0.1
20,222	@,L	Stratasys Ltd.	414,349	0.1
16,108	@	Super Micro Computer, Inc.	408,338	0.1
17,896	@	Sykes Enterprises, Inc.	526,142	0.1
13,950	@	Synaptics, Inc.	690,665	0.1
16,382	@	Synchronoss Technologies, Inc.	399,721	0.1
11,412		SYNNEX Corp.	1,277,459	0.2
13,972		Syntel, Inc.	235,149	0.0
36,748	@	Take-Two Interactive Software, Inc.	2,178,054	0.3
13,729	@	Tech Data Corp.	1,289,153	0.2
9,205	@	TeleNav, Inc.	79,577	0.0
9,377		TeleTech Holdings, Inc.	277,559	0.0
48,740		TiVo Corp.	913,875	0.1
2,951	@	Trade Desk, Inc./The	109,925	0.0
44,027		Travelport Worldwide Ltd.	518,198	0.1
24,457	@,L	TrueCar, Inc.	378,350	0.1
28,434	@	TTM Technologies, Inc.	458,640	0.1
11,893	@,L	Ubiquiti Networks, Inc.	597,742	0.1
7,431	@	Ultra Clean Holdings, Inc.	125,324	0.0
10,962	@	Ultratech, Inc.	324,694	0.0
22,868	@,L	Unisys Corp.	319,009	0.0
17,564		Universal Display Corp.	1,512,260	0.2
4,094	@	Varonis Systems, Inc.	130,189	0.0
12,950	@	VASCO Data Security International, Inc.	174,825	0.0
17,371	@	Veeco Instruments, Inc.	518,524	0.1
24,752	@	Verint Systems, Inc.	1,073,618	0.1
18,305	@,L	Viasat, Inc.	1,168,225	0.2
89,787	@	Viavi Solutions, Inc.	962,517	0.1
26,200	@,L	VirnetX Holding Corp.	60,260	0.0
12,764	@	Virtusa Corp.	385,728	0.1
45,717		Vishay Intertechnology, Inc.	752,045	0.1
7,452	@	Vishay Precision Group, Inc.	117,742	0.0
20,031	@	Web.com Group, Inc.	386,598	0.1
15,408	@	WebMD Health Corp.	811,693	0.1
10,216	@	Xactly Corp.	121,570	0.0
27,579	@	Xcerra Corp.	245,177	0.0
16,543	@	XO Group, Inc.	284,705	0.0
20,523		Xperi Corp.	696,756	0.1
32,849	@	Zendesk, Inc.	921,086	0.1
39,724	@	Zix Corp.	191,072	0.0
			136,088,641	17.1

		Materials: 5.0%
13,872		A Schulman, Inc.	436,274	0.1
117,826	@	AK Steel Holding Corp.	847,169	0.1
43,790	L	Allegheny Technologies, Inc.	786,468	0.1
13,761		American Vanguard Corp.	228,433	0.0
13,335		Balchem Corp.	1,099,071	0.1
15,765	@	Boise Cascade Co.	420,925	0.1
22,160		Calgon Carbon Corp.	323,536	0.0
19,122		Carpenter Technology Corp.	713,251	0.1
18,984	@	Century Aluminum Co.	240,907	0.0
2,872		Chase Corp.	273,989	0.0
76,602		Chemours Co.	2,949,177	0.4
26,810	@	Chemtura Corp.	895,454	0.1
7,513	@	Clearwater Paper Corp.	420,728	0.1
115,399	@	Cliffs Natural Resources, Inc.	947,426	0.1
68,899	@	Coeur Mining, Inc.	556,704	0.1
45,557		Commercial Metals Co.	871,505	0.1
5,840		Deltic Timber Corp.	456,221	0.1
32,243	@	Ferro Corp.	489,771	0.1
28,378		Ferroglobe PLC	293,145	0.0
30,512	@	Ferroglobe Representation & Warranty Insurance Trust	–	–
23,821	@,L	Flotek Industries, Inc.	304,671	0.0
29,559	@	GCP Applied Technologies, Inc.	965,101	0.1
17,000		Gold Resource Corp.	76,840	0.0
2,867		Greif, Inc.	187,215	0.0
9,176		Greif, Inc. - Class A	505,506	0.1
6,410		Hawkins, Inc.	314,090	0.0
6,644		Haynes International, Inc.	253,269	0.0
20,318		HB Fuller Co.	1,047,596	0.1
30,499	@	Headwaters, Inc.	716,117	0.1
163,792		Hecla Mining Co.	866,460	0.1
17,482	@	Ingevity Corp.	1,063,780	0.1
9,438		Innophos Holdings, Inc.	509,369	0.1
9,913		Innospec, Inc.	641,867	0.1
7,218		Kaiser Aluminum Corp.	576,718	0.1
35,301		KapStone Paper and Packaging Corp.	815,453	0.1
5,755		KMG Chemicals, Inc.	265,133	0.0
8,786	@	Koppers Holdings, Inc.	372,087	0.1
13,242	@	Kraton Corp.	409,443	0.1
58,038	@	Louisiana-Pacific Corp.	1,440,503	0.2
8,731	@,L	LSB Industries, Inc.	81,897	0.0
8,282		Materion Corp.	277,861	0.0
14,051		Minerals Technologies, Inc.	1,076,307	0.1
12,057		Myers Industries, Inc.	191,103	0.0
6,404		Neenah Paper, Inc.	478,379	0.1
66,806		Olin Corp.	2,195,913	0.3
3,689		Olympic Steel, Inc.	68,468	0.0
24,810	@	Omnova Solutions, Inc.	245,619	0.0
18,379		PH Glatfelter Co.	399,559	0.1
33,517		PolyOne Corp.	1,142,595	0.2
5,615		Quaker Chemical Corp.	739,271	0.1
20,779		Rayonier Advanced Materials, Inc.	279,478	0.0
13,633	@	Real Industry, Inc.	38,854	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,908	@	Ryerson Holding Corp.	$61,841	0.0
12,770		Schnitzer Steel Industries, Inc.	263,700	0.0
13,344		Schweitzer-Mauduit International, Inc.	552,708	0.1
19,109		Sensient Technologies Corp.	1,514,579	0.2
7,562		Stepan Co.	595,961	0.1
53,889	@	Stillwater Mining Co	930,663	0.1
43,912	@	Summit Materials, Inc.	1,085,066	0.1
26,331	@	SunCoke Energy, Inc.	235,926	0.0
46,323	@,L	TerraVia Holdings, Inc.	33,561	0.0
17,066	@	TimkenSteel Corp.	322,718	0.0
11,971		Tredegar Corp.	210,091	0.0
11,615		Trinseo SA	779,366	0.1
27,034		Tronox Ltd. - CL A	498,777	0.1
6,635	@,L	US Concrete, Inc.	428,289	0.1
19,036		Worthington Industries, Inc.	858,333	0.1
			40,168,255	5.0

		Real Estate: 7.6%
33,446		Acadia Realty Trust	1,005,387	0.1
10,404		Agree Realty Corp.	498,976	0.1
19,239		Alexander & Baldwin, Inc.	856,520	0.1
1,106		Alexander's, Inc.	477,637	0.1
4,895	@,L	Altisource Portfolio Solutions SA	180,136	0.0
18,039		American Assets Trust, Inc.	754,752	0.1
15,071		Armada Hoffler Properties, Inc.	209,336	0.0
15,151		Ashford Hospitality Prime, Inc.	160,752	0.0
35,244		Ashford Hospitality Trust, Inc.	224,504	0.0
23,374		CareTrust REIT, Inc.	393,151	0.1
17,218		CatchMark Timber Trust, Inc.	198,351	0.0
62,117		CBL & Associates Properties, Inc.	592,596	0.1
50,290		Cedar Realty Trust, Inc.	252,456	0.0
17,341		Chatham Lodging Trust	342,485	0.0
26,104		Chesapeake Lodging Trust	625,452	0.1
12,842		City Office REIT, Inc.	156,030	0.0
25,286		Colony Starwood Homes	858,460	0.1
8,824		Community Healthcare Trust, Inc.	210,894	0.0
3,121		Consolidated-Tomoka Land Co.	167,098	0.0
5,557	L	CorEnergy Infrastructure Trust, Inc.	187,715	0.0
13,521		Coresite Realty Corp.	1,217,566	0.2
139,031		Cousins Properties, Inc.	1,149,786	0.1
78,424		DiamondRock Hospitality Co.	874,428	0.1
29,118		DuPont Fabros Technology, Inc.	1,443,962	0.2
15,581		Easterly Government Properties, Inc.	308,348	0.0
13,376		EastGroup Properties, Inc.	983,537	0.1
30,832		Education Realty Trust, Inc.	1,259,487	0.2
57,190		FelCor Lodging Trust, Inc.	429,497	0.1
44,612		First Industrial Realty Trust, Inc.	1,188,018	0.2
36,600		First Potomac Realty Trust	376,248	0.0
21,376	@	Forestar Real Estate Group, Inc.	291,782	0.0
26,781		Four Corners Property Trust, Inc.	611,410	0.1
46,564		Franklin Street Properties Corp.	565,287	0.1
17,752		Getty Realty Corp.	448,593	0.1
12,767		Gladstone Commercial Corp.	263,894	0.0
24,452		Global Net Lease, Inc.	588,804	0.1
22,943		Government Properties Income Trust	480,197	0.1
58,310		Gramercy Property Trust	1,533,553	0.2
46,661		Healthcare Realty Trust, Inc.	1,516,482	0.2
18,402		Hersha Hospitality Trust	345,774	0.0
16,488		HFF, Inc.	456,223	0.1
47,002		Hudson Pacific Properties, Inc.	1,628,149	0.2
23,229		Independence Realty Trust, Inc.	217,656	0.0
16,639	@	InfraREIT, Inc.	299,502	0.0
69,311	L	Investors Real Estate Trust	411,014	0.1
31,333	@	iStar Financial, Inc.	369,729	0.0
33,348		Kennedy-Wilson Holdings, Inc.	740,326	0.1
32,757		Kite Realty Group Trust	704,275	0.1
42,950		LaSalle Hotel Properties	1,243,402	0.2
81,443		Lexington Realty Trust	812,801	0.1
15,511		LTC Properties, Inc.	742,977	0.1
34,625		Mack-Cali Realty Corp.	932,797	0.1
5,563	@	Marcus & Millichap, Inc.	136,739	0.0
118,888		Medical Properties Trust, Inc.	1,532,466	0.2
27,295		Monmouth Real Estate Investment Corp.	389,500	0.1
60,779		Monogram Residential Trust, Inc.	605,967	0.1
14,864		National Health Investors, Inc.	1,079,572	0.1
9,667		National Storage Affiliates Trust	231,041	0.0
32,161		New Senior Investment Group, Inc.	328,042	0.0
3,433	@	NexPoint Residential Trust, Inc.	82,924	0.0
25,381		NorthStar Realty Europe Corp.	294,166	0.0
9,007		One Liberty Properties, Inc.	210,404	0.0
17,737		Parkway, Inc.	352,789	0.0
29,223	L	Pebblebrook Hotel Trust	853,604	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
30,609		Pennsylvania Real Estate Investment Trust	$463,420	0.1
56,680		Physicians Realty Trust	1,126,232	0.1
16,284		Potlatch Corp.	744,179	0.1
13,529		Preferred Apartment Communities, Inc.	178,718	0.0
8,782		PS Business Parks, Inc.	1,007,822	0.1
18,820		QTS Realty Trust, Inc.	917,475	0.1
56,111		RAIT Financial Trust	179,555	0.0
27,329		Ramco-Gershenson Properties	383,153	0.1
7,105		RE/MAX Holdings, Inc.	422,392	0.1
41,058		Retail Opportunity Investments Corp.	863,450	0.1
22,694		Rexford Industrial Realty, Inc.	511,069	0.1
50,811		RLJ Lodging Trust	1,194,567	0.2
3,757		RMR Group, Inc.	185,971	0.0
17,984		Ryman Hospitality Properties	1,111,951	0.1
26,196		Sabra Healthcare REIT, Inc.	731,654	0.1
1,959		Saul Centers, Inc.	120,714	0.0
21,362		Select Income REIT	550,926	0.1
10,042	L	Seritage Growth Properties	433,312	0.1
20,514		Silver Bay Realty Trust Corp.	440,436	0.1
22,559	@,L	St. Joe Co.	384,631	0.1
26,372		STAG Industrial, Inc.	659,827	0.1
1,469		Stratus Properties, Inc.	40,251	0.0
41,860		Summit Hotel Properties, Inc.	668,923	0.1
86,415		Sunstone Hotel Investors, Inc.	1,324,742	0.2
8,290	@,L	Tejon Ranch Co.	181,468	0.0
24,537		Terreno Realty Corp.	687,036	0.1
31,415		The Geo Group, Inc.	1,456,714	0.2
20,761		Tier REIT, Inc.	360,411	0.0
10,344	@	Trinity Place Holdings	75,563	0.0
15,454		UMH Properties, Inc.	235,055	0.0
7,936		Universal Health Realty Income Trust	511,872	0.1
33,148		Urban Edge Properties	871,792	0.1
14,040		Urstadt Biddle Properties, Inc.	288,662	0.0
73,749		Washington Prime Group, Inc.	640,879	0.1
30,031		Washington Real Estate Investment Trust	939,370	0.1
16,101		Whitestone REIT	222,838	0.0
41,638		Xenia Hotels & Resorts, Inc.	710,761	0.1
			60,713,197	7.6

		Telecommunication Services: 0.7%
4,127		ATN International, Inc.	290,623	0.0
18,949	@	Boingo Wireless, Inc.	246,148	0.0
20,910	@	Cincinnati Bell, Inc.	370,107	0.1
17,478		Cogent Communications Holdings, Inc.	752,428	0.1
20,318	L	Consolidated Communications Holdings, Inc.	475,848	0.1
12,379	@	Fairpoint Communications, Inc.	205,491	0.0
12,882	@	General Communication, Inc.	267,946	0.0
176,262	@,L	Globalstar, Inc.	282,019	0.0
12,181	@,L	Intelsat SA	50,551	0.0
35,589	@,L	Iridium Communications, Inc.	343,434	0.1
11,903	@	Lumos Networks Corp.	210,683	0.0
24,035	@	NII Holdings, Inc.	31,245	0.0
23,071	@	Orbcomm, Inc.	220,328	0.0
5,646	@,L	pdvWireless, Inc.	123,365	0.0
20,309		Shenandoah Telecommunications Co.	569,667	0.1
11,020		Spok Holdings, Inc.	209,380	0.0
4,546	@,L	Straight Path Communications, Inc.	163,520	0.0
80,728	@	Vonage Holdings Corp.	510,201	0.1
81,517	L	Windstream Holdings, Inc.	444,268	0.1
			5,767,252	0.7

		Utilities: 3.6%
19,007		Allete, Inc.	1,286,964	0.2
15,865		American States Water Co.	702,819	0.1
65,637	@	Atlantic Power Corp.	173,938	0.0
24,339		Atlantica Yield plc	510,145	0.1
26,750		Avista Corp.	1,044,587	0.1
20,421		Black Hills Corp.	1,357,384	0.2
21,983		California Water Service Group	788,091	0.1
7,230		Chesapeake Utilities Corp.	500,316	0.1
5,241		Connecticut Water Service, Inc.	278,559	0.0
48,543	@	Dynegy, Inc.	381,548	0.1
18,350		El Paso Electric Co.	926,675	0.1
8,507		Genie Energy Ltd.	61,591	0.0
20,051		Idacorp, Inc.	1,663,431	0.2
16,489		MGE Energy, Inc.	1,071,785	0.1
7,321		Middlesex Water Co.	270,511	0.0
36,221		New Jersey Resources Corp.	1,434,352	0.2
11,435		Northwest Natural Gas Co.	675,808	0.1
20,075		NorthWestern Corp.	1,178,403	0.1
14,280		NRG Yield, Inc. - Class A	248,329	0.0
24,367		NRG Yield, Inc. - Class C	431,296	0.1
20,540		ONE Gas, Inc.	1,388,504	0.2
14,307		Ormat Technologies, Inc.	816,644	0.1
17,798		Otter Tail Corp.	674,544	0.1
27,208	L	Pattern Energy Group, Inc.	547,697	0.1
31,884		PNM Resources, Inc.	1,179,708	0.2
33,667		Portland General Electric Co.	1,495,488	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
7,513		SJW Group	$362,277	0.0
32,478		South Jersey Industries, Inc.	1,157,841	0.1
19,794		Southwest Gas Corp.	1,641,121	0.2
2,615	L	Spark Energy, Inc.	83,549	0.0
18,671		Spire, Inc.	1,260,293	0.2
42,169		TerraForm Global, Inc.	202,411	0.0
35,952	@	TerraForm Power, Inc.	444,726	0.1
6,811		Unitil Corp.	306,699	0.0
8,981	@,L	Vivint Solar, Inc.	25,147	0.0
20,300		WGL Holdings, Inc.	1,675,359	0.2
7,348		York Water Co.	257,547	0.0
			28,506,087	3.6

	Total Common Stock
	(Cost $483,548,809)		779,923,857	97.7

RIGHTS: 0.0%
		Health Care: 0.0%
12,980	@	Clinical Data, Inc.	–	–
64,411	@	Dyax, Corp. - CVR	71,496	0.0

	Total Rights
	(Cost $9,198)		71,496	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Industrial: 0.0%
104,000	Mueller Industries, Inc., 6.000%, 03/01/27	103,740	0.0

	Total Corporate Bonds/Notes
	(Cost $104,000)	103,740	0.0

	Total Long-Term Investments
	(Cost $483,662,007)	780,099,093	97.7

SHORT-TERM INVESTMENTS: 9.1%
	Securities Lending Collateralcc: 6.9%
13,103,479	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $13,104,330, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $13,365,554, due 10/15/17-02/15/46)	13,103,479	1.6
13,103,479	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $13,104,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $13,365,552, due 04/01/17-02/20/67)	13,103,479	1.6
2,933,262	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $2,933,460, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,991,927, due 05/11/17-12/01/51)	2,933,262	0.4
13,103,479	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $13,104,384, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $13,365,551, due 02/15/43-02/15/44)	13,103,479	1.7
12,926,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $12,926,956, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,184,534, due 01/15/19-02/15/46)	12,926,000	1.6
		55,169,699	6.9

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
17,858,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $17,858,000)	$17,858,000	2.2

	Total Short-Term Investments
	(Cost $73,027,699)	73,027,699	9.1

	Total Investments in Securities (Cost $556,689,706)	$853,126,792	106.8
	Liabilities in Excess of Other Assets	(54,295,215)	(6.8)
	Net Assets	$798,831,577	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $558,316,986.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$352,866,392
Gross Unrealized Depreciation	(58,056,586)

Net Unrealized Appreciation	$294,809,806

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$94,864,290	$–	$14,383	$94,878,673
Consumer Staples	22,549,481	–	–	22,549,481
Energy	26,504,460	–	–	26,504,460
Financials	150,341,119	–	–	150,341,119
Health Care	101,983,622	–	–	101,983,622
Industrials	112,423,070	–	–	112,423,070
Information Technology	136,088,641	–	–	136,088,641
Materials	40,168,255	–	–	40,168,255
Real Estate	60,713,197	–	–	60,713,197
Telecommunication Services	5,767,252	–	–	5,767,252
Utilities	28,506,087	–	–	28,506,087
Total Common Stock	779,909,474	–	14,383	779,923,857
Rights	–	–	71,496	71,496
Corporate Bonds/Notes	–	103,740	–	103,740
Short-Term Investments	17,858,000	55,169,699	–	73,027,699
Total Investments, at fair value	$797,767,474	$55,273,439	$85,879	$853,126,792

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Other Financial Instruments+
Futures	252,921	–	–	252,921
Total Assets	$798,020,395	$55,273,439	$85,879	$853,379,713

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	279	06/16/17	$19,312,380	$252,921
			$19,312,380	$252,921

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$252,921
Total Asset Derivatives		$252,921

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 13.5%
271,045	@	Acushnet Holdings Corp.	$4,683,658	0.7
212,183		AMC Entertainment Holdings, Inc.	6,673,155	1.0
407,262		American Eagle Outfitters, Inc.	5,713,886	0.8
134,920	L	Big Lots, Inc.	6,567,906	1.0
157,034		Caleres, Inc.	4,148,838	0.6
98,923		Cheesecake Factory	6,267,761	0.9
48,233		Childrens Place Retail Stores, Inc.	5,790,372	0.8
313,852		ClubCorp Holdings, Inc.	5,037,325	0.7
91,639	@	Dave & Buster's Entertainment, Inc.	5,598,226	0.8
190,417	@	Imax Corp.	6,474,178	0.9
79,473		Jack in the Box, Inc.	8,083,993	1.2
66,782		Marriott Vacations Worldwide Corp.	6,673,525	1.0
108,905	@	Meritage Homes Corp.	4,007,704	0.6
83,777		Monro Muffler Brake, Inc.	4,364,782	0.6
41,834		Papa John's International, Inc.	3,348,393	0.5
31,370		Pool Corp.	3,743,382	0.5
278,742		Red Rock Resorts, Inc.	6,182,498	0.9
			93,359,582	13.5

		Consumer Staples: 2.5%
396,531	@,L	Amplify Snack Brands, Inc.	3,330,860	0.5
332,553	@	Hostess Brands, Inc.	5,277,616	0.7
263,337	@	Performance Food Group Co.	6,267,421	0.9
129,311		Vector Group Ltd.	2,689,669	0.4
			17,565,566	2.5

		Energy: 3.4%
171,713	@	Carrizo Oil & Gas, Inc.	4,921,295	0.7
42,739	@	Dril-Quip, Inc.	2,331,412	0.4
207,000	@	Forum Energy Technologies, Inc.	4,284,900	0.6
246,823	@	Laredo Petroleum, Inc.	3,603,616	0.5
237,600	@	QEP Resources, Inc.	3,019,896	0.4
229,582	@	Unit Corp.	5,546,701	0.8
			23,707,820	3.4

		Financials: 19.7%
192,086		Bank of NT Butterfield & Son Ltd.	6,129,464	0.9
68,241		Bank of the Ozarks, Inc.	3,549,214	0.5
107,120		Banner Corp.	5,960,157	0.9
225,882		Centerstate Banks, Inc.	5,850,344	0.8
126,726		Chemical Financial Corp.	6,482,035	0.9
184,867		CNO Financial Group, Inc.	3,789,773	0.5
51,024		Evercore Partners, Inc.	3,974,770	0.6
114,139		First American Financial Corp.	4,483,380	0.6
142,655		Great Western Bancorp, Inc.	6,049,998	0.9
123,583		Horace Mann Educators Corp.	5,073,082	0.7
54,395		Houlihan Lokey, Inc.	1,873,908	0.3
440,904		Investors Bancorp, Inc.	6,340,199	0.9
147,086		MB Financial, Inc.	6,298,222	0.9
403,732		OM Asset Management Plc	6,104,428	0.9
91,933		Pinnacle Financial Partners, Inc.	6,108,948	0.9
47,693		Primerica, Inc.	3,920,365	0.6
295,696		Radian Group, Inc.	5,310,700	0.8
294,992		Redwood Trust, Inc.	4,899,817	0.7
153,627		Renasant Corp.	6,097,456	0.9
222,272	@	Seacoast Banking Corp. of Florida	5,330,083	0.8
109,013		Selective Insurance Group	5,139,963	0.7
93,008		Simmons First National Corp.	5,129,391	0.7
307,234		Sterling Bancorp/DE	7,281,446	1.1
86,173	@	Stifel Financial Corp.	4,325,023	0.6
90,672		Webster Financial Corp.	4,537,227	0.7
135,614		WSFS Financial Corp.	6,231,463	0.9
			136,270,856	19.7

		Health Care: 10.7%
108,210	@	Amedisys, Inc.	5,528,449	0.8
139,365	@	AMN Healthcare Services, Inc.	5,658,219	0.8
57,207	@	Charles River Laboratories International, Inc.	5,145,770	0.7
11,954	@	Clovis Oncology, Inc.	761,111	0.1
79,425	@	Dermira, Inc.	2,709,187	0.4
127,334	@,L	Exact Sciences Corp.	3,007,629	0.4
62,387	@	Exelixis, Inc.	1,351,926	0.2
184,664	@,L	Halozyme Therapeutics, Inc.	2,393,245	0.4
49,868	@	HealthEquity, Inc.	2,116,896	0.3
151,008		Healthsouth Corp.	6,464,652	0.9
72,926		Hill-Rom Holdings, Inc.	5,148,576	0.7
94,069	@,L	Horizon Pharma PLC	1,390,340	0.2
94,764	@	Integer Holdings Corp.	3,809,513	0.6
13,630	@,L	Ligand Pharmaceuticals, Inc.	1,442,599	0.2
35,886	@	Masimo Corp.	3,346,728	0.5
57,225	@,L	Myovant Sciences Ltd.	671,821	0.1
71,963	@	NuVasive, Inc.	5,374,197	0.8
108,131		Owens & Minor, Inc.	3,741,333	0.5
37,621	@	Pacira Pharmaceuticals, Inc.	1,715,518	0.3
89,869	@	Prestige Brands Holdings, Inc.	4,993,122	0.7
31,300	@,L	Radius Health, Inc.	1,209,745	0.2
166,630	@,L	TherapeuticsMD, Inc.	1,199,736	0.2
162,110	@	Tivity Health, Inc.	4,717,401	0.7
			73,897,713	10.7

		Industrials: 13.5%
128,317		ABM Industries, Inc.	5,594,621	0.8
203,950		Actuant Corp.	5,374,082	0.8

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
109,211	@	Atlas Air Worldwide Holdings, Inc.	$6,055,750	0.9
130,302		Barnes Group, Inc.	6,689,705	1.0
115,400	@	Beacon Roofing Supply, Inc.	5,673,064	0.8
47,428		Curtiss-Wright Corp.	4,328,279	0.6
26,300	@	Esterline Technologies Corp.	2,263,115	0.3
142,374		Healthcare Services Group, Inc.	6,134,896	0.9
132,608	@	On Assignment, Inc.	6,435,466	0.9
43,223		Orbital ATK, Inc.	4,235,854	0.6
67,762		Regal-Beloit Corp.	5,126,195	0.7
149,707	@	SPX FLOW, Inc.	5,196,330	0.7
47,504	@	Teledyne Technologies, Inc.	6,007,356	0.9
135,149		Tetra Tech, Inc.	5,520,837	0.8
52,628		Toro Co.	3,287,145	0.5
47,315		Universal Forest Products, Inc.	4,662,420	0.7
84,705		Watts Water Technologies, Inc.	5,281,357	0.8
79,094		Woodward, Inc.	5,372,064	0.8
			93,238,536	13.5

		Information Technology: 17.6%
113,562	@	Blackhawk Network Holdings, Inc.	4,610,617	0.7
167,986	@	Bottomline Technologies de, Inc.	3,972,869	0.6
48,372	@	CACI International, Inc.	5,674,036	0.8
135,899	@	Cardtronics plc	6,353,278	0.9
25,218	@	Coherent, Inc.	5,185,829	0.7
119,811	@	Commvault Systems, Inc.	6,086,399	0.9
97,970	@	Cornerstone OnDemand, Inc.	3,810,053	0.6
373,813		Cypress Semiconductor Corp.	5,143,667	0.7
217,629		Diebold Nixdorf, Inc.	6,681,210	1.0
123,592	@	Electronics for Imaging, Inc.	6,034,997	0.9
59,480	@	Euronet Worldwide, Inc.	5,086,730	0.7
50,441		Fair Isaac Corp.	6,504,367	0.9
96,273		Flir Systems, Inc.	3,492,784	0.5
59,292		j2 Global, Inc.	4,975,192	0.7
38,843		Littelfuse, Inc.	6,211,384	0.9
186,736	@,L	Match Group, Inc.	3,049,399	0.4
93,859	@	Microsemi Corp.	4,836,554	0.7
93,201	@	Netscout Systems, Inc.	3,536,978	0.5
527,924	@	Photronics, Inc.	5,648,787	0.8
59,720	@	Plexus Corp.	3,451,816	0.5
55,183	@,L	Proofpoint, Inc.	4,103,408	0.6
106,202	@	Super Micro Computer, Inc.	2,692,221	0.4
158,896	@	Veeco Instruments, Inc.	4,743,046	0.7
139,813	@	Verint Systems, Inc.	6,064,389	0.9
128,290	@	Virtusa Corp.	3,876,924	0.6
			121,826,934	17.6

		Materials: 6.3%
141,702		Carpenter Technology Corp.	5,285,485	0.8
342,700		Commercial Metals Co.	6,555,851	1.0
100,438		HB Fuller Co.	5,178,583	0.8
31,600		Kaiser Aluminum Corp.	2,524,840	0.4
157,127		KapStone Paper and Packaging Corp.	3,629,634	0.5
76,197		Minerals Technologies, Inc.	5,836,690	0.8
135,657		Olin Corp.	4,459,046	0.6
84,635		PolyOne Corp.	2,885,207	0.4
124,283	L	Valvoline, Inc.	3,051,148	0.4
90,795		Worthington Industries, Inc.	4,093,946	0.6
			43,500,430	6.3

		Real Estate: 6.1%
292,467	L	Easterly Government Properties, Inc.	5,787,922	0.8
202,436		Gramercy Property Trust	5,324,067	0.8
138,554		Hudson Pacific Properties, Inc.	4,799,511	0.7
210,450		Kennedy-Wilson Holdings, Inc.	4,671,990	0.7
143,758		LaSalle Hotel Properties	4,161,794	0.6
25,111	L	Life Storage, Inc.	2,062,115	0.3
145,808		QTS Realty Trust, Inc.	7,108,140	1.0
202,497		STAG Industrial, Inc.	5,066,475	0.7
124,513		Urban Edge Properties	3,274,692	0.5
			42,256,706	6.1

		Telecommunication Services: 0.9%
146,338		Cogent Communications Holdings, Inc.	6,299,851	0.9

		Utilities: 2.2%
83,190		Black Hills Corp.	5,529,639	0.8
43,376		Idacorp, Inc.	3,598,473	0.5
37,315		NorthWestern Corp.	2,190,391	0.3
97,691		Portland General Electric Co.	4,339,434	0.6
			15,657,937	2.2

	Total Common Stock
	(Cost $544,926,507)		667,581,931	96.4

EXCHANGE-TRADED FUNDS: 1.5%
75,549		iShares Russell 2000 ETF	10,386,477	1.5

	Total Exchange-Traded Funds
	(Cost $8,644,646)		10,386,477	1.5

	Total Long-Term Investments
	(Cost $553,571,153)		677,968,408	97.9

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 4.3%
7,075,749	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $7,076,208, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $7,217,267, due 10/15/17-02/15/46)	$7,075,749	1.0
1,488,610	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,488,709, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,518,383, due 04/01/17-02/20/67)	1,488,610	0.2
7,075,749	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $7,076,238, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $7,217,265, due 02/15/43-02/15/44)	7,075,749	1.0
7,075,749	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,076,272, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $7,217,264, due 08/15/21-09/09/49)	7,075,749	1.0
7,075,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,076,423, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,217,426, due 01/15/19-02/15/46)	7,075,900	1.1
		29,791,757	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
10,127,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $10,127,000)	10,127,000	1.5

	Total Short-Term Investments
	(Cost $39,918,757)	39,918,757	5.8

	Total Investments in Securities (Cost $593,489,910)	$717,887,165	103.7
	Liabilities in Excess of Other Assets	(25,813,092)	(3.7)
	Net Assets	$692,074,073	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $596,774,902.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$133,474,591
Gross Unrealized Depreciation	(12,362,328)

Net Unrealized Appreciation	$121,112,263

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$667,581,931	$–	$–	$667,581,931
Exchange-Traded Funds	10,386,477	–	–	10,386,477
Short-Term Investments	10,127,000	29,791,757	–	39,918,757
Total Investments, at fair value	$688,095,408	$29,791,757	$–	$717,887,165

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.7%
	Basic Materials: 0.7%
1,000,000	Agrium, Inc., 3.150%, 10/01/22	$1,003,788	0.0
500,000	Agrium, Inc., 4.125%, 03/15/35	480,490	0.0
500,000	Airgas, Inc., 2.900%, 11/15/22	501,386	0.0
1,300,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,502,636	0.1
800,000	Cabot Corp., 3.700%, 07/15/22	821,947	0.0
1,782,000	Dow Chemical Co., 8.550%, 05/15/19	2,020,920	0.1
500,000	Dow Chemical Co/The, 4.250%, 10/01/34	499,636	0.0
68,000	Eastman Chemical Co., 4.500%, 01/15/21	72,622	0.0
400,000	Eastman Chemical Co., 4.650%, 10/15/44	404,002	0.0
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,403,082	0.1
250,000	Goldcorp, Inc., 3.625%, 06/09/21	257,375	0.0
400,000	International Paper Co., 3.650%, 06/15/24	408,110	0.0
750,000	International Paper Co., 3.800%, 01/15/26	759,865	0.0
750,000	International Paper Co., 5.000%, 09/15/35	798,361	0.0
500,000	LYB International Finance BV, 4.000%, 07/15/23	521,771	0.0
250,000	Monsanto Co., 2.125%, 07/15/19	250,268	0.0
1,000,000	Monsanto Co., 2.200%, 07/15/22	959,822	0.0
400,000	Monsanto Co., 2.750%, 07/15/21	400,885	0.0
1,000,000	Monsanto Co., 3.600%, 07/15/42	853,605	0.0
500,000	Monsanto Co., 3.950%, 04/15/45	458,435	0.0
250,000	Monsanto Co., 4.200%, 07/15/34	248,649	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/33	262,909	0.0
1,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,124,588	0.1
1,000,000	Praxair, Inc., 2.200%, 08/15/22	983,296	0.0
500,000	Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	520,282	0.0
2,000,000	Southern Copper Corp., 5.375%, 04/16/20	2,167,918	0.1
250,000	Southern Copper Corp., 5.875%, 04/23/45	261,732	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/40	396,568	0.0
1,220,000	Vale Overseas Ltd., 4.625%, 09/15/20	1,270,325	0.1
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,111,596	0.1
		24,726,869	0.7

	Communications: 2.4%
250,000	21st Century Fox America, Inc., 4.750%, 09/15/44	253,379	0.0
2,050,000	21st Century Fox America, Inc., 6.150%, 03/01/37	2,430,962	0.1
300,000	Amazon.com, Inc., 2.500%, 11/29/22	299,145	0.0
4,000,000	America Movil SAB de CV, 5.000%, 03/30/20	4,292,981	0.1
1,000,000	AT&T, Inc., 2.450%, 06/30/20	1,000,576	0.0
500,000	AT&T, Inc., 3.200%, 03/01/22	504,334	0.0
500,000	AT&T, Inc., 3.800%, 03/01/24	506,099	0.0
1,000,000	AT&T, Inc., 4.250%, 03/01/27	1,016,550	0.0
1,260,000	AT&T, Inc., 4.500%, 03/09/48	1,132,784	0.1
2,000,000	AT&T, Inc., 4.500%, 05/15/35	1,887,968	0.1
1,500,000	AT&T, Inc., 4.750%, 05/15/46	1,409,424	0.1
500,000	AT&T, Inc., 5.450%, 03/01/47	510,962	0.0
250,000	AT&T, Inc., 5.650%, 02/15/47	264,069	0.0
1,620,000	AT&T, Inc., 6.000%, 08/15/40	1,781,281	0.1
500,000	British Telecommunications PLC, 2.350%, 02/14/19	502,947	0.0
300,000	CBS Corp., 2.300%, 08/15/19	301,296	0.0
300,000	CBS Corp., 3.700%, 08/15/24	304,272	0.0
250,000	CBS Corp., 4.000%, 01/15/26	256,414	0.0
2,000,000	CBS Corp., 4.300%, 02/15/21	2,114,880	0.1
250,000	CBS Corp., 4.600%, 01/15/45	244,818	0.0
300,000	CBS Corp., 4.900%, 08/15/44	305,241	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	527,153	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	528,843	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	$1,157,736	0.1
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,010,637	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,000,897	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,027,194	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,052,260	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,836,244	0.1
750,000		Comcast Corp., 3.000%, 02/01/24	750,195	0.0
500,000		Comcast Corp., 3.375%, 02/15/25	506,818	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,294,786	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	773,350	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	763,548	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,019,431	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,033,167	0.0
335,000		Comcast Corp., 6.500%, 11/15/35	428,002	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	732,821	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	1,898,118	0.1
300,000		eBay, Inc., 2.875%, 08/01/21	303,433	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	300,624	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,643,300	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,071,130	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	305,753	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	525,014	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	303,356	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	100,327	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,503,714	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/23	501,713	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	502,864	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,553,304	0.1
250,000		Orange SA, 2.750%, 02/06/19	253,045	0.0
500,000		Orange SA, 5.500%, 02/06/44	570,417	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,647,957	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	269,582	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	509,907	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	254,148	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,023,846	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	759,912	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	754,447	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,197,184	0.1
750,000		Time Warner Cable LLC, 4.125%, 02/15/21	780,837	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/42	911,527	0.0
500,000		Time Warner, Inc., 2.100%, 06/01/19	501,018	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	501,524	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	474,358	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,610,084	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	411,798	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,294,386	0.1
1,304,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	1,299,778	0.1
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	513,982	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,565,715	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	598,572	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	2,879,205	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,027,347	0.1
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	127,479	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,273,510	0.1
1,000,000		Viacom, Inc., 3.250%, 03/15/23	976,365	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
400,000		Viacom, Inc., 3.875%, 04/01/24	$401,468	0.0
200,000		Viacom, Inc., 4.850%, 12/15/34	194,016	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	393,601	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	491,899	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,152,793	0.1
300,000		Walt Disney Co/The, 2.350%, 12/01/22	298,288	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/26	400,531	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/44	309,604	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/19	1,076,152	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,021,061	0.0
			81,003,457	2.4

		Consumer, Cyclical: 1.8%
250,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	244,545	0.0
1,000,000		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/30	958,750	0.0
750,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	753,975	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/26	465,404	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	493,874	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	746,404	0.0
400,000	L	Coach, Inc., 4.250%, 04/01/25	405,408	0.0
1,652,188		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,835,993	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	300,630	0.0
250,000		CVS Health Corp., 2.250%, 12/05/18	251,707	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	251,801	0.0
750,000		CVS Health Corp., 2.750%, 12/01/22	742,866	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	508,704	0.0
250,000		CVS Health Corp., 3.375%, 08/12/24	250,678	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,030,299	0.1
443,000		CVS Health Corp., 3.875%, 07/20/25	457,188	0.0
250,000		CVS Health Corp., 4.000%, 12/05/23	262,512	0.0
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,105,722	0.1
200,000		CVS Health Corp., 5.300%, 12/05/43	224,345	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	503,671	0.0
857,293		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/24	991,245	0.0
500,000		Ford Motor Co., 4.346%, 12/08/26	510,053	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	282,785	0.0
500,000		Ford Motor Co., 7.450%, 07/16/31	632,065	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/19	497,813	0.0
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	507,010	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	488,029	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	505,757	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	251,635	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/22	782,377	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,045,149	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,447,009	0.1
750,000		General Motors Co., 6.600%, 04/01/36	864,523	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,016,498	0.1
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	1,004,670	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/23	756,642	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,076,188	0.1
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,249,244	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	504,326	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	502,316	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,010,844	0.1
500,000	L	Kohl's Corp., 4.250%, 07/17/25	480,819	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	607,733	0.0
500,000		Macys Retail Holdings, Inc., 2.875%, 02/15/23	468,345	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
532,000	L	Macys Retail Holdings, Inc., 3.625%, 06/01/24	$508,194	0.0
1,000,000		Macys Retail Holdings, Inc., 3.875%, 01/15/22	991,148	0.0
1,000,000		Marriott International, Inc./DE, 3.000%, 03/01/19	1,017,172	0.1
500,000		Marriott International, Inc./MD, 2.300%, 01/15/22	489,241	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/23	497,344	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	501,211	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	494,142	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,006,328	0.1
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,014,165	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	512,284	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	409,631	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	525,421	0.0
325,000		McDonalds Corp., 6.300%, 10/15/37	405,678	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,282,273	0.1
300,000		Newell Brands, Inc., 2.150%, 10/15/18	301,360	0.0
250,000		Newell Brands, Inc., 2.875%, 12/01/19	254,574	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/21	255,980	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/23	259,099	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/26	260,445	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/36	281,132	0.0
500,000		NIKE, Inc., 2.375%, 11/01/26	468,102	0.0
500,000		NIKE, Inc., 3.375%, 11/01/46	443,461	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	250,075	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/20	2,128,982	0.1
300,000		OReilly Automotive, Inc., 3.800%, 09/01/22	311,748	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	252,549	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	492,667	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,072,191	0.1
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/23	570,551	0.0
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/27	502,105	0.0
487,913		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	485,473	0.0
250,000		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/30	245,313	0.0
250,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	246,250	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	253,470	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	256,712	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	244,180	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	255,499	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	250,327	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/46	249,636	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	256,617	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,039,267	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,852,129	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	308,174	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	209,306	0.0
			58,189,157	1.8

		Consumer, Non-cyclical: 4.0%
500,000		Abbott Laboratories, 2.350%, 11/22/19	502,322	0.0
500,000		Abbott Laboratories, 2.900%, 11/30/21	502,668	0.0
500,000		Abbott Laboratories, 3.250%, 04/15/23	499,515	0.0
500,000		Abbott Laboratories, 3.400%, 11/30/23	505,151	0.0
500,000		Abbott Laboratories, 3.750%, 11/30/26	500,321	0.0
500,000		Abbott Laboratories, 4.750%, 11/30/36	516,986	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/43	504,796	0.0
500,000		Abbott Laboratories, 4.900%, 11/30/46	520,450	0.0
500,000		AbbVie, Inc., 1.800%, 05/14/18	500,677	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/21	494,154	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	503,714	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	AbbVie, Inc., 2.850%, 05/14/23	$491,130	0.0
250,000	AbbVie, Inc., 3.200%, 11/06/22	253,094	0.0
500,000	AbbVie, Inc., 3.200%, 05/14/26	481,526	0.0
250,000	AbbVie, Inc., 3.600%, 05/14/25	250,460	0.0
500,000	AbbVie, Inc., 4.300%, 05/14/36	485,306	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/46	480,172	0.0
250,000	AbbVie, Inc., 4.700%, 05/14/45	250,234	0.0
1,000,000	Actavis Funding SCS, 3.000%, 03/12/20	1,017,114	0.1
500,000	Actavis Funding SCS, 3.450%, 03/15/22	510,048	0.0
750,000	Actavis Funding SCS, 3.800%, 03/15/25	756,613	0.1
500,000	Actavis plc, 3.250%, 10/01/22	503,518	0.0
500,000	Actavis plc, 4.625%, 10/01/42	492,837	0.0
400,000	Aetna, Inc., 2.200%, 03/15/19	402,756	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	500,207	0.0
500,000	Aetna, Inc., 2.800%, 06/15/23	496,521	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	255,687	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	313,091	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	483,568	0.0
500,000	Altria Group, Inc., 2.950%, 05/02/23	497,906	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/42	293,512	0.0
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	507,141	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	245,411	0.0
500,000	Amgen, Inc., 2.250%, 08/19/23	479,512	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	256,572	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,635,092	0.2
1,500,000	Amgen, Inc., 4.400%, 05/01/45	1,461,315	0.1
750,000	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	751,366	0.0
1,000,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,008,322	0.1
1,500,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,528,435	0.1
1,000,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,012,951	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,123,894	0.1
1,000,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,084,001	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	229,791	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,804,780	0.1
250,000	Anthem, Inc., 2.250%, 08/15/19	251,027	0.0
1,000,000	Anthem, Inc., 2.300%, 07/15/18	1,004,710	0.1
250,000	Anthem, Inc., 3.500%, 08/15/24	251,938	0.0
250,000	Anthem, Inc., 4.650%, 08/15/44	254,684	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	749,392	0.0
1,900,000	AstraZeneca PLC, 6.450%, 09/15/37	2,484,907	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/25	516,460	0.0
4,370,000	Becton Dickinson & Co., 3.125%, 11/08/21	4,457,575	0.2
400,000	Boston Scientific Corp., 2.850%, 05/15/20	405,803	0.0
400,000	Boston Scientific Corp., 3.375%, 05/15/22	407,983	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	438,057	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	465,990	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	506,438	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/45	519,102	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,007,676	0.1
250,000	Celgene Corp., 3.625%, 05/15/24	253,416	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,085,382	0.1
500,000	Celgene Corp., 4.625%, 05/15/44	495,598	0.0
1,000,000	Celgene Corp., 4.000%, 08/15/23	1,046,601	0.1
500,000	Celgene Corp., 5.000%, 08/15/45	525,211	0.0
750,000	Cigna Corp., 3.250%, 04/15/25	742,576	0.0
2,000,000	Cigna Corp., 4.000%, 02/15/22	2,103,878	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,712,917	0.1
750,000	Clorox Co/The, 3.050%, 09/15/22	765,919	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	$3,135,276	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	996,065	0.1
426,000		Conagra Brands, Inc., 3.200%, 01/25/23	428,294	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	553,931	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	511,406	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	747,516	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	744,722	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	509,350	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	745,795	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	249,155	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	351,612	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	783,606	0.1
500,000		Eli Lilly & Co., 3.700%, 03/01/45	479,877	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	500,308	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	510,453	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/42	275,787	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	400,693	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/27	471,844	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	246,600	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/23	483,885	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/46	480,660	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	371,624	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	726,094	0.0
500,000	L	Gilead Sciences, Inc., 1.950%, 03/01/22	484,339	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	351,573	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/23	484,073	0.0
500,000		Gilead Sciences, Inc., 2.950%, 03/01/27	474,692	0.0
500,000		Gilead Sciences, Inc., 3.250%, 09/01/22	511,062	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	262,306	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/47	232,880	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	196,898	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	255,523	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	360,807	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	501,865	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	658,350	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/22	2,061,302	0.1
750,000		Humana, Inc., 3.850%, 10/01/24	769,032	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,132,435	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/22	500,733	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/27	500,545	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/47	496,952	0.0
500,000		Kellogg Co., 3.250%, 04/01/26	489,643	0.0
551,000		Kellogg Co., 4.000%, 12/15/20	582,351	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	234,551	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/45	520,147	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	522,197	0.0
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/18	3,454,386	0.1
400,000		Kroger Co., 2.300%, 01/15/19	402,609	0.0
400,000		Kroger Co., 3.300%, 01/15/21	409,972	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,036,986	0.1
1,379,000		Kroger Co., 7.500%, 04/01/31	1,847,537	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	251,461	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	251,734	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	242,170	0.0
500,000		McKesson Corp., 2.284%, 03/15/19	503,024	0.0
500,000		McKesson Corp., 2.850%, 03/15/23	493,843	0.0
400,000		McKesson Corp., 3.796%, 03/15/24	415,678	0.0
300,000		McKesson Corp., 4.883%, 03/15/44	310,769	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	357,021	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	$260,695	0.0
500,000	Medtronic Global Holdings SCA, 1.700%, 03/28/19	499,900	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	267,557	0.0
500,000	Medtronic, Inc., 4.625%, 03/15/45	538,344	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/20	250,589	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/45	238,629	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	1,027,943	0.1
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	529,229	0.0
250,000	Mylan, Inc., 2.550%, 03/28/19	251,058	0.0
500,000	Novartis Capital Corp., 2.400%, 05/17/22	497,303	0.0
500,000	Novartis Capital Corp., 3.100%, 05/17/27	497,846	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	516,362	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/44	258,038	0.0
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,712,907	0.1
750,000	Perrigo Finance plc, 3.900%, 12/15/24	748,572	0.0
750,000	Pfizer, Inc., 3.400%, 05/15/24	779,683	0.1
500,000	Pfizer, Inc., 4.000%, 12/15/36	505,569	0.0
500,000	Pfizer, Inc., 4.125%, 12/15/46	501,567	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	1,029,267	0.1
500,000	Philip Morris International, Inc., 1.875%, 02/25/21	490,671	0.0
500,000	Philip Morris International, Inc., 2.125%, 05/10/23	477,168	0.0
500,000	Philip Morris International, Inc., 2.000%, 02/21/20	499,007	0.0
500,000	Philip Morris International, Inc., 2.625%, 02/18/22	499,776	0.0
500,000	Philip Morris International, Inc., 2.750%, 02/25/26	481,685	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/24	251,530	0.0
500,000	Philip Morris International, Inc., 4.250%, 11/10/44	496,032	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	636,254	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/35	573,189	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	302,309	0.0
3,000,000	Reynolds American, Inc., 8.125%, 06/23/19	3,383,682	0.1
3,330,000	Sanofi, 4.000%, 03/29/21	3,531,878	0.1
1,000,000	Stryker Corp., 1.300%, 04/01/18	995,793	0.1
500,000	Stryker Corp., 3.500%, 03/15/26	505,852	0.0
500,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	494,530	0.0
615,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	592,299	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	252,203	0.0
400,000	Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	408,267	0.0
500,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	496,809	0.0
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	262,687	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	151,720	0.0
750,000	Unilever Capital Corp., 4.250%, 02/10/21	804,743	0.1
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	747,811	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/19	302,800	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	499,075	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	305,975	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	501,844	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	495,832	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,081,694	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/47	1,024,858	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/35	272,475	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	274,552	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/45	435,870	0.0
500,000	Zoetis, Inc., 3.450%, 11/13/20	512,501	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/25	539,466	0.0
		133,107,771	4.0

	Energy: 2.7%
500,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	488,250	0.0
1,000,000	Anadarko Petroleum Corp., 4.500%, 07/15/44	946,634	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	$701,356	0.0
543,000		Apache Corp., 3.250%, 04/15/22	546,326	0.0
500,000		Apache Corp., 4.250%, 01/15/44	470,688	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	263,664	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	554,621	0.0
500,000		BP Capital Markets PLC, 2.112%, 09/16/21	490,735	0.0
500,000		BP Capital Markets PLC, 2.315%, 02/13/20	504,328	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	988,174	0.1
500,000		BP Capital Markets PLC, 3.017%, 01/16/27	480,560	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	507,182	0.0
250,000		BP Capital Markets PLC, 3.119%, 05/04/26	244,912	0.0
500,000		BP Capital Markets PLC, 3.216%, 11/28/23	502,927	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	253,219	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	518,770	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	252,037	0.0
500,000		Chevron Corp., 1.561%, 05/16/19	498,466	0.0
500,000		Chevron Corp., 1.991%, 03/03/20	500,788	0.0
500,000		Chevron Corp., 2.100%, 05/16/21	496,461	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	296,882	0.0
500,000		Chevron Corp., 2.498%, 03/03/22	502,868	0.0
500,000		Chevron Corp., 2.566%, 05/16/23	496,150	0.0
500,000		Chevron Corp., 2.895%, 03/03/24	502,602	0.0
500,000		Chevron Corp., 2.954%, 05/16/26	494,552	0.0
500,000		Chevron Corp., 3.326%, 11/17/25	510,614	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	498,525	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	488,580	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	743,557	0.1
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	782,744	0.1
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	270,318	0.0
500,000		ConocoPhillips Co., 3.350%, 05/15/25	502,675	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	501,230	0.0
500,000		ConocoPhillips Co., 4.200%, 03/15/21	533,575	0.0
500,000	L	ConocoPhillips Co., 4.300%, 11/15/44	499,621	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/26	555,900	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/39	2,554,844	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	396,670	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/21	1,807,454	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	1,006,812	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/25	485,500	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	245,792	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	232,059	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	497,559	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	519,539	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	855,387	0.1
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,958,606	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	377,938	0.0
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/21	502,588	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	501,023	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	100,727	0.0
500,000	L	Enterprise Products Operating LLC, 3.950%, 02/15/27	510,791	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	284,899	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	101,488	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,794,184	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/20	402,526	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,903,450	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/26	261,616	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	$501,913	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	500,472	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	517,459	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	500,723	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	509,645	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	508,865	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	508,615	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	529,431	0.0
1,000,000		Hess Corp., 5.600%, 02/15/41	1,004,586	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	508,529	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	493,437	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	682,142	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	407,159	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	396,827	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,286,645	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	511,610	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	487,040	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	514,443	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,367,492	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	657,380	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	480,960	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/25	246,189	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/45	494,535	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	362,982	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/24	304,412	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	716,532	0.0
500,000		Occidental Petroleum Corp., 4.100%, 02/15/47	483,618	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	261,884	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	1,123,144	0.1
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/38	2,040,000	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/25	120,313	0.0
1,000,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	961,000	0.1
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	505,750	0.0
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	443,775	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,974,400	0.1
250,000		Phillips 66, 4.650%, 11/15/34	253,816	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	521,009	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	287,922	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	279,111	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	773,825	0.1
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	227,019	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/21	486,278	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/20	501,986	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/26	1,012,330	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/46	460,844	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,515,926	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	254,313	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	562,540	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	251,498	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	252,267	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	484,602	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,720,041	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	$493,571	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	526,598	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	458,800	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,107,536	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	496,120	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	506,234	0.0
500,000		Total Capital SA, 2.125%, 08/10/18	503,029	0.0
3,500,000		Total Capital SA, 4.450%, 06/24/20	3,751,381	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,097,544	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/39	1,405,470	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/37	1,186,874	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/22	406,150	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	515,185	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	402,344	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	498,645	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	511,749	0.0
			90,318,407	2.7

		Financial: 7.9%
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/23	744,757	0.0
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,037,541	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	502,070	0.0
500,000		American International Group, Inc., 3.300%, 03/01/21	510,610	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	861,167	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	253,717	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,624,857	0.1
500,000		Air Lease Corp., 3.000%, 09/15/23	489,243	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	401,455	0.0
1,500,000		Allstate Corp., 3.150%, 06/15/23	1,526,032	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/26	1,005,945	0.0
500,000		American Express Credit Corp., 2.125%, 07/27/18	502,754	0.0
500,000		American Express Credit Corp., 2.200%, 03/03/20	501,619	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/22	499,832	0.0
500,000		American Tower Corp., 3.375%, 10/15/26	477,625	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	511,369	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	1,007,097	0.0
667,000		American Tower Corp., 4.700%, 03/15/22	715,037	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	942,562	0.0
500,000		Aon PLC, 4.600%, 06/14/44	483,431	0.0
500,000		Aon PLC, 4.750%, 05/15/45	501,227	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	431,068	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	491,154	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	501,646	0.0
1,000,000		Bank of America Corp., 2.625%, 04/19/21	998,398	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	506,000	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	4,029,548	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/26	988,381	0.0
1,020,000		Bank of America Corp., 3.824%, 01/20/28	1,024,148	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/25	1,495,915	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,048,778	0.1
780,000		Bank of America Corp., 4.183%, 11/25/27	784,328	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/26	1,017,297	0.1
500,000		Bank of America Corp., 4.000%, 04/01/24	519,145	0.0
2,000,000		Bank of America Corp., 4.450%, 03/03/26	2,054,650	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,675,438	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,135,121	0.1
1,000,000		Bank of New York Mellon Corp., 2.100%, 08/01/18	1,006,697	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/23	$480,451	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/21	501,543	0.0
500,000		Bank of New York Mellon Corp., 2.600%, 02/07/22	500,764	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/28	666,918	0.0
500,000		Bank of New York Mellon Corp., 3.442%, 02/07/28	504,373	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/20	990,597	0.0
500,000		Bank of Nova Scotia, 2.050%, 06/05/19	501,794	0.0
500,000	L	Bank of Nova Scotia, 4.500%, 12/16/25	523,255	0.0
750,000		Barclays PLC, 2.875%, 06/08/20	755,416	0.0
750,000		Barclays PLC, 3.250%, 01/12/21	756,271	0.0
750,000		Barclays PLC, 4.375%, 01/12/26	761,476	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/26	1,027,066	0.1
250,000		Barclays PLC, 5.250%, 08/17/45	262,741	0.0
250,000		BB&T Corp., 2.450%, 01/15/20	252,624	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,051,298	0.1
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	749,791	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	503,769	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,046,782	0.1
500,000		BlackRock, Inc., 5.000%, 12/10/19	541,481	0.0
500,000		BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/23	503,992	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/19	251,825	0.0
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	4,963,095	0.2
500,000		Branch Banking & Trust Co., 3.625%, 09/16/25	512,718	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/26	415,971	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/19	503,079	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/25	484,930	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/24	509,232	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/26	484,578	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/25	502,835	0.0
550,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	553,610	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/37	1,268,856	0.1
500,000		Citigroup, Inc., 2.500%, 07/29/19	504,748	0.0
2,000,000		Citigroup, Inc., 3.500%, 05/15/23	2,017,004	0.1
500,000		Citigroup, Inc., 3.750%, 06/16/24	510,081	0.0
1,500,000		Citigroup, Inc., 3.887%, 01/10/28	1,509,564	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/22	781,880	0.0
1,000,000		Citigroup, Inc., 4.125%, 07/25/28	985,430	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/26	505,728	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/27	1,016,842	0.1
500,000		Citigroup, Inc., 4.400%, 06/10/25	510,282	0.0
500,000		Citigroup, Inc., 4.600%, 03/09/26	514,347	0.0
700,000		Citigroup, Inc., 4.000%, 08/05/24	708,756	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/44	852,109	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/39	906,157	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/21	497,595	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/22	1,021,478	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/26	317,604	0.0
500,000		Comerica Bank, 2.500%, 06/02/20	500,394	0.0
500,000		Comerica, Inc., 2.125%, 05/23/19	499,614	0.0
250,000		Comerica, Inc., 3.800%, 07/22/26	250,829	0.0
250,000		Compass Bank, 2.750%, 09/29/19	251,646	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/19	493,223	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	503,368	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/22	513,692	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	513,695	0.0
750,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	749,460	0.0
750,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	747,916	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,000,000	Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	$1,014,088	0.1
1,000,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/23	1,005,073	0.0
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	984,375	0.0
500,000	Deutsche Bank AG, 2.850%, 05/10/19	503,617	0.0
750,000	Deutsche Bank AG, 2.950%, 08/20/20	752,352	0.0
500,000	Deutsche Bank AG, 3.125%, 01/13/21	501,443	0.0
500,000	Deutsche Bank AG, 3.375%, 05/12/21	503,464	0.0
400,000	Deutsche Bank AG, 4.100%, 01/13/26	402,271	0.0
800,000	Discover Bank, 2.600%, 11/13/18	807,707	0.0
500,000	Discover Bank, 3.100%, 06/04/20	510,370	0.0
500,000	Discover Bank, 3.200%, 08/09/21	506,800	0.0
400,000	Discover Bank, 4.250%, 03/13/26	411,682	0.0
500,000	Discover Bank, 4.200%, 08/08/23	521,356	0.0
500,000	Discover Financial Services, 3.950%, 11/06/24	501,513	0.0
500,000	EPR Properties, 4.500%, 04/01/25	500,197	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	511,821	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,056,060	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	418,808	0.0
250,000	First Tennessee Bank NA, 2.950%, 12/01/19	253,056	0.0
7,801,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	8,254,082	0.3
500,000	Goldman Sachs Group, Inc., 2.550%, 10/23/19	504,819	0.0
500,000	Goldman Sachs Group, Inc., 2.875%, 02/25/21	504,091	0.0
500,000	Goldman Sachs Group, Inc., 3.000%, 04/26/22	500,977	0.0
500,000	Goldman Sachs Group, Inc., 3.500%, 11/16/26	490,485	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,103,993	0.1
500,000	Goldman Sachs Group, Inc., 3.750%, 02/25/26	504,081	0.0
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/25	505,896	0.0
500,000	Goldman Sachs Group, Inc., 3.850%, 01/26/27	503,217	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,025,814	0.1
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	845,486	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,043,232	0.2
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,949,516	0.2
500,000	HCP, Inc., 2.625%, 02/01/20	503,362	0.0
250,000	HCP, Inc., 3.875%, 08/15/24	251,763	0.0
500,000	HCP, Inc., 4.000%, 06/01/25	503,479	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	517,727	0.0
500,000	Hospitality Properties Trust, 5.000%, 08/15/22	533,096	0.0
750,000	Host Hotels & Resorts L.P., 3.750%, 10/15/23	756,775	0.0
400,000	HSBC Holdings PLC, 3.400%, 03/08/21	409,276	0.0
300,000	HSBC Holdings PLC, 4.300%, 03/08/26	312,678	0.0
500,000	HSBC Holdings PLC, 4.375%, 11/23/26	504,813	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/37	4,199,235	0.1
250,000	HSBC USA, Inc., 2.250%, 06/23/19	251,133	0.0
250,000	HSBC USA, Inc., 3.500%, 06/23/24	254,925	0.0
1,000,000	Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,009,160	0.1
500,000	ING Groep NV, 3.150%, 03/29/22	501,855	0.0
500,000	Jefferies Group LLC, 5.125%, 04/13/18	515,770	0.0
900,000	Jefferies Group, Inc., 5.125%, 01/20/23	968,233	0.0
1,500,000	JPMorgan Chase & Co., 1.625%, 05/15/18	1,499,804	0.1
750,000	JPMorgan Chase & Co., 2.700%, 05/18/23	734,173	0.0
1,000,000	JPMorgan Chase & Co., 2.750%, 06/23/20	1,013,373	0.1
1,500,000	JPMorgan Chase & Co., 3.375%, 05/01/23	1,504,298	0.1
1,000,000	JPMorgan Chase & Co., 3.782%, 02/01/28	1,010,492	0.1
500,000	JPMorgan Chase & Co., 3.875%, 09/10/24	507,561	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,020,823	0.1
1,000,000	JPMorgan Chase & Co., 4.250%, 10/01/27	1,028,404	0.1
4,000,000	JPMorgan Chase & Co., 4.500%, 01/24/22	4,313,116	0.1
2,375,000	JPMorgan Chase & Co., 5.500%, 10/15/40	2,792,421	0.1
500,000	KeyBank NA/Cleveland OH, 2.350%, 03/08/19	504,028	0.0
500,000	KeyBank NA/Cleveland OH, 3.400%, 05/20/26	487,137	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	$406,232	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/25	261,442	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/19	2,971,908	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/21	987,976	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/20	1,995,916	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/22	10,226,690	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/26	720,287	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/26	748,346	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,584,752	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	511,664	0.0
250,000		Loews Corp., 3.750%, 04/01/26	256,208	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	251,854	0.0
500,000		Manulife Financial Corp., 4.061%, 02/24/32	501,869	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/26	527,067	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/46	580,609	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	1,022,016	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	406,146	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	506,155	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/25	1,023,589	0.1
500,000		MetLife, Inc., 3.600%, 04/10/24	517,356	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	484,609	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	389,200	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	318,645	0.0
500,000	#	Metropolitan Life Global Funding I, 1.950%, 09/15/21	486,366	0.0
750,000	#	Metropolitan Life Global Funding I, 3.450%, 12/18/26	756,277	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,506,137	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/21	995,455	0.0
750,000		Morgan Stanley, 2.625%, 11/17/21	744,863	0.0
500,000		Morgan Stanley, 3.125%, 07/27/26	478,574	0.0
500,000		Morgan Stanley, 3.700%, 10/23/24	508,017	0.0
500,000		Morgan Stanley, 3.875%, 01/27/26	507,541	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,034,046	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	509,824	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	865,948	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	10,991,001	0.4
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	502,148	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	468,709	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/22	503,395	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/25	306,444	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	250,458	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/46	1,043,454	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/22	297,646	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	263,973	0.0
500,000		PNC Bank NA, 2.625%, 02/17/22	500,594	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	496,537	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,004,479	0.0
500,000		PNC Bank NA, 3.250%, 06/01/25	503,121	0.0
500,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	501,409	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/22	515,194	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	533,621	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	300,832	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,019,262	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	996,882	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,014,746	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,012,658	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	$1,030,707	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,065,769	0.1
500,000		ProLogis L.P., 2.750%, 02/15/19	506,966	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	532,069	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	449,725	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/45	524,500	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,768,578	0.2
500,000		Raymond James Financial, Inc., 3.625%, 09/15/26	493,167	0.0
400,000		Realty Income Corp., 3.875%, 07/15/24	411,507	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	309,536	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/21	1,017,730	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/20	500,372	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/22	1,009,721	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/26	529,920	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	512,542	0.0
500,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	497,976	0.0
750,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	753,861	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	415,708	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	493,943	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	754,622	0.0
500,000		Santander UK PLC, 2.500%, 03/14/19	504,112	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	251,216	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	256,127	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,027,432	0.1
500,000		Simon Property Group L.P., 4.250%, 10/01/44	486,203	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,511,916	0.1
500,000		State Street Corp., 3.550%, 08/18/25	514,343	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/21	486,967	0.0
500,000	L	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	494,504	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/26	466,634	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/27	497,032	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	501,902	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	494,514	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	486,379	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	252,701	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/22	498,485	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	506,432	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	257,814	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	254,016	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	307,721	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	256,968	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/26	465,971	0.0
750,000	#	Toronto-Dominion Bank/The, 2.500%, 01/18/23	751,737	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,177,768	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	704,873	0.0
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	503,678	0.0
500,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	501,292	0.0
500,000		Unum Group, 3.000%, 05/15/21	500,991	0.0
750,000		US Bancorp, 2.950%, 07/15/22	757,233	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,019,336	0.1
500,000		US Bancorp, 5.125%, 12/29/49	524,375	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	504,441	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	604,371	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	245,093	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Ventas Realty L.P., 3.750%, 05/01/24	$502,933	0.0
500,000	Ventas Realty L.P., 4.125%, 01/15/26	508,161	0.0
1,100,000	Visa, Inc., 2.200%, 12/14/20	1,104,751	0.1
1,000,000	Visa, Inc., 2.800%, 12/14/22	1,009,336	0.1
500,000	Visa, Inc., 3.150%, 12/14/25	502,233	0.0
500,000	Visa, Inc., 4.150%, 12/14/35	523,540	0.0
500,000	Visa, Inc., 4.300%, 12/14/45	526,123	0.0
1,500,000	Wells Fargo & Co., 3.069%, 01/24/23	1,507,427	0.1
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	1,009,793	0.1
500,000	Wells Fargo & Co., 4.300%, 07/22/27	520,162	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,604,496	0.3
1,983,000	Wells Fargo & Co., 5.606%, 01/15/44	2,275,419	0.1
500,000	Welltower, Inc., 4.000%, 06/01/25	507,606	0.0
750,000	Westpac Banking Corp., 4.322%, 11/23/31	759,286	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,074,289	0.1
400,000	XLIT Ltd., 2.300%, 12/15/18	402,671	0.0
		261,246,753	7.9

	Industrial: 1.8%
750,000	3M Co., 2.250%, 09/19/26	703,170	0.0
500,000	3M Co., 2.000%, 06/26/22	493,378	0.0
200,000	3M Co., 3.875%, 06/15/44	200,007	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,315,957	0.1
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	1,039,620	0.1
400,000	Arrow Electronics, Inc., 3.500%, 04/01/22	403,577	0.0
750,000	Boeing Capital Corp., 4.700%, 10/27/19	807,377	0.0
500,000	Boeing Co/The, 2.125%, 03/01/22	494,420	0.0
500,000	Boeing Co/The, 2.800%, 03/01/27	489,365	0.0
500,000	Boeing Co/The, 3.300%, 03/01/35	466,594	0.0
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	506,982	0.0
1,000,000	Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	1,041,232	0.1
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	513,736	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	519,716	0.0
500,000	Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	544,359	0.0
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/44	441,600	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	978,137	0.1
750,000	Canadian Pacific Railway Co., 4.800%, 08/01/45	813,397	0.0
750,000	Canadian Pacific Railway Co., 4.800%, 09/15/35	816,673	0.0
500,000	Caterpillar Financial Services Corp., 2.100%, 01/10/20	500,235	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	297,022	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/23	526,735	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,503,388	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	256,928	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	255,159	0.0
500,000	CSX Corp., 3.950%, 05/01/50	458,485	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	963,308	0.1
1,000,000	CSX Corp., 4.400%, 03/01/43	1,001,009	0.1
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,060,361	0.1
1,010,000	Dover Corp., 4.300%, 03/01/21	1,074,550	0.1
250,000	FedEx Corp., 2.300%, 02/01/20	252,203	0.0
200,000	FedEx Corp., 3.875%, 08/01/42	183,242	0.0
500,000	FedEx Corp., 4.750%, 11/15/45	513,933	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	491,350	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/42	477,183	0.0
500,000	General Electric Co., 2.700%, 10/09/22	504,202	0.0
430,000	General Electric Co., 5.875%, 01/14/38	543,439	0.0
1,861,000	General Electric Co., 6.750%, 03/15/32	2,512,432	0.1
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,131,313	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	519,458	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	$501,401	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	252,486	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	258,796	0.0
500,000	John Deere Capital Corp., 1.950%, 01/08/19	502,853	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	765,816	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	513,757	0.0
400,000	Johnson Controls International plc, 3.625%, 07/02/24	409,002	0.0
250,000	Johnson Controls International plc, 4.625%, 07/02/44	257,416	0.0
250,000	Johnson Controls International plc, 5.125%, 09/14/45	277,438	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	500,283	0.0
800,000	L3 Technologies, Inc., 4.950%, 02/15/21	860,244	0.0
500,000	Lockheed Martin Corp., 2.500%, 11/23/20	503,810	0.0
500,000	Lockheed Martin Corp., 3.100%, 01/15/23	507,424	0.0
1,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	1,035,738	0.1
1,000,000	Lockheed Martin Corp., 3.550%, 01/15/26	1,016,944	0.1
250,000	Lockheed Martin Corp., 3.600%, 03/01/35	239,047	0.0
500,000	Lockheed Martin Corp., 4.500%, 05/15/36	532,585	0.0
500,000	Lockheed Martin Corp., 4.700%, 05/15/46	543,612	0.0
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,932,942	0.1
500,000	Norfolk Southern Corp., 4.450%, 06/15/45	522,073	0.0
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,090,553	0.1
500,000	Northrop Grumman Corp., 3.850%, 04/15/45	472,522	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/24	202,028	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/34	257,895	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,928,345	0.1
2,000,000	Republic Services, Inc., 5.250%, 11/15/21	2,230,222	0.1
1,250,000	Roper Technologies, Inc., 2.050%, 10/01/18	1,254,330	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/19	502,856	0.0
500,000	Ryder System, Inc., 2.500%, 05/11/20	502,590	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	303,416	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	771,730	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	252,962	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/26	488,192	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	498,417	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/35	241,503	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	263,091	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/51	234,028	0.0
750,000	Union Pacific Corp., 4.050%, 11/15/45	751,019	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	507,533	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	772,358	0.0
500,000	United Technologies Corp., 4.150%, 05/15/45	502,222	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	529,906	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	516,246	0.0
		59,622,863	1.8

	Technology: 1.3%
500,000	Analog Devices, Inc., 3.900%, 12/15/25	513,031	0.0
1,500,000	Apple, Inc., 1.000%, 05/03/18	1,495,636	0.1
500,000	Apple, Inc., 2.100%, 05/06/19	505,539	0.0
500,000	Apple, Inc., 2.150%, 02/09/22	495,199	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/23	983,971	0.0
750,000	Apple, Inc., 2.500%, 02/09/22	753,745	0.0
500,000	Apple, Inc., 2.850%, 05/06/21	512,118	0.0
750,000	Apple, Inc., 3.000%, 02/09/24	756,958	0.0
1,000,000	Apple, Inc., 3.250%, 02/23/26	1,011,225	0.1
500,000	Apple, Inc., 3.450%, 02/09/45	449,055	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	517,213	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	960,254	0.0
400,000	Apple, Inc., 4.375%, 05/13/45	410,681	0.0
500,000	Apple, Inc., 4.450%, 05/06/44	518,134	0.0
1,000,000	Apple, Inc., 4.650%, 02/23/46	1,074,895	0.1
500,000	Applied Materials, Inc., 3.900%, 10/01/25	527,990	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000		Autodesk, Inc., 3.600%, 12/15/22	$407,800	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	258,026	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	410,277	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	418,651	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	432,079	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	437,652	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	520,642	0.0
500,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	519,936	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	514,265	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	524,187	0.0
321,000		HP, Inc., 3.750%, 12/01/20	334,246	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	992,657	0.1
500,000		International Business Machines Corp., 1.875%, 05/15/19	502,797	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,035,306	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/22	1,028,014	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,038,081	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,025,045	0.1
260,000		Intel Corp., 3.700%, 07/29/25	272,083	0.0
250,000		Intel Corp., 4.900%, 07/29/45	280,434	0.0
500,000		Lam Research Corp., 2.800%, 06/15/21	502,147	0.0
400,000		Lam Research Corp., 3.800%, 03/15/25	402,165	0.0
750,000	L	Microsoft Corp., 1.000%, 05/01/18	747,530	0.0
750,000		Microsoft Corp., 1.550%, 08/08/21	731,661	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	985,858	0.1
500,000		Microsoft Corp., 2.875%, 02/06/24	503,538	0.0
500,000		Microsoft Corp., 3.125%, 11/03/25	505,306	0.0
500,000		Microsoft Corp., 3.300%, 02/06/27	508,686	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	241,652	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	790,657	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	237,349	0.0
500,000		Microsoft Corp., 3.950%, 08/08/56	466,844	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,050,176	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/47	1,027,326	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,058,686	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	280,556	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	255,309	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	506,256	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	497,729	0.0
750,000		Oracle Corp., 2.800%, 07/08/21	765,746	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	741,024	0.0
500,000		Oracle Corp., 3.400%, 07/08/24	513,785	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	741,887	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	731,221	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	624,130	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,745,771	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/22	506,291	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/35	884,405	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/45	365,822	0.0
400,000	L	Xerox Corp., 3.800%, 05/15/24	395,532	0.0
807,000	#	Xerox Corp., 4.070%, 03/17/22	820,506	0.0
250,000		Xerox Corp., 4.800%, 03/01/35	230,772	0.0
			42,804,145	1.3

		Utilities: 2.1%
500,000		Alabama Power Co., 4.150%, 08/15/44	500,908	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
300,000		Ameren Illinois Co., 2.700%, 09/01/22	$302,041	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	261,300	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	510,752	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	779,903	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	250,652	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	405,628	0.0
500,000	L	Atmos Energy Corp., 4.125%, 10/15/44	503,070	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,025,207	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/46	454,339	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/27	740,831	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/24	257,729	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	267,126	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	201,319	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	528,564	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	532,573	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	426,630	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	303,559	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/47	508,221	0.0
200,000		Dominion Gas Holdings LLC, 2.500%, 12/15/19	202,347	0.0
210,000		Dominion Gas Holdings LLC, 2.800%, 11/15/20	212,755	0.0
200,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	202,798	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	263,432	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	401,428	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	414,086	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	495,372	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/21	483,425	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	401,645	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/46	452,506	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	524,176	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	529,895	0.0
500,000		Duke Energy Progress LLC, 3.700%, 10/15/46	479,041	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/44	152,648	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	765,523	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/44	1,576,164	0.1
500,000		Edison International, 2.950%, 03/15/23	500,061	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/24	515,253	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	409,935	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	417,773	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	513,219	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,592,137	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	813,774	0.1
2,260,000		Exelon Generation Co. LLC, 5.200%, 10/01/19	2,418,928	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	514,107	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	744,340	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/42	1,528,018	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	489,273	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	530,130	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	252,251	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	581,359	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	2,905,410	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/27	499,312	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/47	498,693	0.0
3,765,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/36	4,713,483	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,718,496	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	295,201	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,068,037	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,006,502	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	510,642	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Northern States Power Co/WI, 3.300%, 06/15/24	$507,032	0.0
250,000	Oklahoma Gas & Electric Co., 4.000%, 12/15/44	240,492	0.0
250,000	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	261,232	0.0
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	799,909	0.1
500,000	Pacific Gas & Electric Co., 2.950%, 03/01/26	490,143	0.0
500,000	Pacific Gas & Electric Co., 3.300%, 03/15/27	503,598	0.0
1,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	1,922,659	0.1
500,000	Pacific Gas & Electric Co., 4.300%, 03/15/45	516,714	0.0
500,000	Pacific Gas & Electric Co., 4.750%, 02/15/44	551,195	0.0
750,000	PECO Energy Co., 4.150%, 10/01/44	768,559	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/34	243,733	0.0
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/18	499,854	0.0
1,000,000	Progress Energy, Inc., 4.400%, 01/15/21	1,061,083	0.1
500,000	PSEG Power LLC, 3.000%, 06/15/21	504,260	0.0
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,525,473	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/23	984,383	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/43	735,827	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/44	247,936	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	2,822,280	0.1
500,000	Sempra Energy, 2.850%, 11/15/20	506,154	0.0
750,000	Sempra Energy, 3.550%, 06/15/24	760,621	0.0
250,000	Sempra Energy, 3.750%, 11/15/25	254,986	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/26	719,536	0.0
250,000	South Carolina Electric & Gas Co., 5.100%, 06/01/65	259,355	0.0
1,651,892	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,678,012	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	497,795	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/47	751,616	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/43	552,025	0.0
500,000	Southern Co., 2.750%, 06/15/20	504,563	0.0
500,000	Southern Power Co., 4.150%, 12/01/25	517,581	0.0
250,000	Union Electric Co., 3.500%, 04/15/24	258,205	0.0
300,000	Union Electric Co., 3.900%, 09/15/42	299,841	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/44	529,453	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/37	1,908,786	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,011,541	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/43	529,853	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/44	254,045	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/44	496,228	0.0
		70,830,485	2.1

	Total Corporate Bonds/Notes
	(Cost $798,307,639)	821,849,907	24.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,975,505	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/36	2,210,292	0.1

	Total Collateralized Mortgage Obligations
	(Cost $2,187,675)	2,210,292	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,350,472	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,480,730	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/41	4,780,992	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,634,067	0.1
		7,415,059	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
		New York: 0.2%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	$4,702,103	0.2

		Ohio: 0.2%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	4,768,696	0.2

		Washington: 0.1%
3,900,000		State of Washington, 5.140%, 08/01/40	4,670,718	0.1

	Total Municipal Bonds
	(Cost $27,001,412)		32,387,778	1.0

ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.3%
1,000,000		Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/21	1,000,303	0.0
1,000,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	999,943	0.0
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	999,035	0.0
500,000		BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/22	492,878	0.0
850,000		Carmax Auto Owner Trust 2016-3 A4, 1.600%, 01/18/22	839,717	0.0
1,000,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	1,003,450	0.1
820,000	#	Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/26	827,393	0.0
1,000,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	1,001,989	0.0
1,000,000		Harley-Davidson Motorcycle Trust 2016-A A4, 1.610%, 04/15/22	994,249	0.0
1,000,000		Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/23	981,775	0.0
1,000,000		Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	1,001,477	0.0
1,050,000		World Omni Auto Receivables Trust 2016-B A4, 1.480%, 11/15/22	1,026,690	0.1
1,000,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	1,003,869	0.1
			12,172,768	0.3

		Credit Card Asset-Backed Securities: 0.4%
1,650,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	1,654,061	0.1
4,979,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	4,982,492	0.2
1,350,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	1,347,836	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/23	1,003,628	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	989,777	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/25	1,000,000	0.0
500,000		Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/23	514,148	0.0
1,000,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	1,008,805	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/24	1,006,132	0.0
			13,506,879	0.4

		Other Asset-Backed Securities: 0.1%
56,177		AEP Texas Central Transition Funding III LLC 2012-1 A1, 0.880%, 12/01/18	56,123	0.0
500,000		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/21	501,240	0.0
1,650,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	1,647,289	0.1
			2,204,652	0.1

	Total Asset-Backed Securities
	(Cost $27,907,049)		27,884,299	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.9%
		Federal Home Loan Mortgage Corporation: 10.1%##
10,040,000	W	3.000%, due 11/15/26	10,283,941	0.3
33,170,000	W	3.000%, due 04/01/44	32,866,804	1.0
8,953,315		3.000%, due 04/01/45	8,899,602	0.3
8,770,013		3.000%, due 04/01/45	8,733,201	0.3
35,226,823		3.000%, due 05/01/45	34,937,947	1.1
11,911,184		3.000%, due 11/01/46	11,863,701	0.4
47,387,000	W	3.500%, due 08/15/41	48,366,206	1.5
474,512		3.500%, due 01/01/42	487,593	0.0
2,738,255		3.500%, due 01/01/42	2,813,620	0.1
9,006,610		3.500%, due 08/01/42	9,240,141	0.3
33,065,158		3.500%, due 04/01/43	33,922,071	1.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
35,738,070		3.500%, due 02/01/44	$36,662,032	1.1
4,751,660		3.613%, due 02/01/42	5,000,172	0.2
4,515,000		3.750%, due 03/27/19	4,728,429	0.2
1,697,101		4.000%, due 01/01/25	1,787,908	0.1
199,809		4.000%, due 08/01/40	210,159	0.0
2,222,559		4.000%, due 04/01/41	2,341,975	0.1
1,716,939		4.000%, due 05/01/41	1,809,242	0.1
67,912		4.000%, due 08/01/41	71,567	0.0
298,187		4.000%, due 12/01/41	314,239	0.0
1,929,814		4.000%, due 01/01/42	2,032,712	0.1
3,912,049		4.000%, due 03/01/42	4,122,645	0.1
127,894		4.000%, due 12/01/42	135,525	0.0
1,384,029		4.000%, due 02/01/44	1,472,046	0.1
1,219,209		4.000%, due 07/01/45	1,280,407	0.1
961,394		4.000%, due 09/01/45	1,009,651	0.0
874,738		4.000%, due 09/01/45	918,645	0.0
1,408,447		4.000%, due 09/01/45	1,479,143	0.1
3,663,756		4.000%, due 11/01/45	3,847,656	0.1
3,159,113		4.000%, due 05/01/46	3,317,682	0.1
10,452,000	W	4.000%, due 05/01/47	10,940,304	0.3
10,423		4.500%, due 04/01/23	11,106	0.0
120,768		4.500%, due 03/01/39	129,683	0.0
360,597		4.500%, due 08/01/39	387,645	0.0
632,135		4.500%, due 09/01/39	680,080	0.0
427,264		4.500%, due 09/01/39	459,079	0.0
846,019		4.500%, due 09/01/39	909,876	0.0
924,550		4.500%, due 10/01/39	993,540	0.0
1,196,156		4.500%, due 12/01/39	1,286,077	0.1
390,965		4.500%, due 03/01/40	420,152	0.0
785,565		4.500%, due 04/01/40	844,274	0.0
155,256		4.500%, due 06/01/40	167,031	0.0
1,070,285		4.500%, due 07/01/40	1,150,607	0.1
785,364		4.500%, due 07/01/40	844,237	0.0
798,404		4.500%, due 08/01/40	858,601	0.0
270,882		4.500%, due 08/01/40	291,858	0.0
1,011,545		4.500%, due 03/01/41	1,087,598	0.0
256,154		4.500%, due 03/01/41	275,395	0.0
367,619		4.500%, due 04/01/41	395,295	0.0
980,684		4.500%, due 06/01/41	1,055,416	0.0
935,489		4.500%, due 07/01/41	1,006,732	0.0
338,055		4.500%, due 08/01/41	362,812	0.0
4,757,338		4.500%, due 08/01/41	5,119,400	0.2
25,502		5.000%, due 03/01/34	27,965	0.0
193,547		5.000%, due 12/01/34	212,413	0.0
175,529		5.000%, due 08/01/35	191,910	0.0
638,724		5.000%, due 08/01/35	697,457	0.0
197,964		5.000%, due 10/01/35	216,236	0.0
286,596		5.000%, due 10/01/35	312,777	0.0
233,002		5.000%, due 10/01/35	254,979	0.0
462,937		5.000%, due 12/01/35	505,507	0.0
59,634		5.000%, due 04/01/36	65,041	0.0
209,580		5.000%, due 11/01/36	228,884	0.0
153,201		5.000%, due 02/01/37	167,597	0.0
121,709		5.000%, due 05/01/37	133,049	0.0
1,755,240		5.000%, due 10/01/37	1,917,046	0.1
945,195		5.000%, due 03/01/38	1,030,760	0.0
326,781		5.000%, due 03/01/38	357,288	0.0
1,022,809		5.000%, due 03/01/38	1,118,073	0.0
311,781		5.000%, due 04/01/38	339,388	0.0
32,269		5.000%, due 10/01/38	35,140	0.0
125,295		5.000%, due 06/01/40	136,659	0.0
278,786		5.000%, due 08/01/40	304,073	0.0
737,669		5.000%, due 04/01/41	805,394	0.0
122,072		5.490%, due 02/01/37	135,205	0.0
420,527		5.500%, due 12/01/24	445,909	0.0
147,841		5.500%, due 09/01/34	165,764	0.0
150,640		5.500%, due 01/01/35	169,340	0.0
1,615,173		5.500%, due 09/01/35	1,811,233	0.1
82,956		5.500%, due 09/01/35	93,173	0.0
1,204,130		5.500%, due 10/01/35	1,340,552	0.1
105,960		5.500%, due 03/01/36	117,439	0.0
590,268		5.500%, due 03/01/36	658,990	0.0
73,724		5.500%, due 05/01/36	81,803	0.0
445,446		5.500%, due 06/01/36	500,499	0.0
30,263		5.500%, due 07/01/36	33,632	0.0
207,417		5.500%, due 07/01/36	230,632	0.0
7,404		5.500%, due 07/01/36	8,330	0.0
50,779		5.500%, due 10/01/36	56,434	0.0
211,134		5.500%, due 11/01/36	234,524	0.0
124,949		5.500%, due 12/01/36	138,653	0.0
12,627		5.500%, due 12/01/36	13,995	0.0
153,490		5.500%, due 12/01/36	170,255	0.0
152,953		5.500%, due 02/01/37	169,812	0.0
18,738		5.500%, due 02/01/37	20,913	0.0
46,934		5.500%, due 05/01/37	52,030	0.0
7,141		5.500%, due 06/01/37	7,924	0.0
109,623		5.500%, due 12/01/37	121,645	0.0
41,350		5.500%, due 03/01/38	45,875	0.0
22,068		5.500%, due 06/01/38	24,484	0.0
9,884		5.500%, due 06/01/38	10,956	0.0
14,262		5.500%, due 08/01/38	15,807	0.0
2,897		5.500%, due 10/01/38	3,211	0.0
1,393,787		5.500%, due 11/01/38	1,568,827	0.1
31,632		5.500%, due 12/01/38	35,105	0.0
22,966		5.500%, due 12/01/38	25,483	0.0
29,116		5.500%, due 12/01/38	32,276	0.0
234,052		5.500%, due 01/01/39	259,838	0.0
38,735		5.500%, due 01/01/39	42,984	0.0
159,618		5.500%, due 01/01/40	177,447	0.0
160,292		5.500%, due 01/01/40	177,835	0.0
130,150		5.500%, due 03/01/40	144,473	0.0
137,312		5.500%, due 01/01/41	152,372	0.0
95,788		5.750%, due 05/01/37	107,027	0.0
295,457		5.800%, due 07/01/37	330,194	0.0
176,698		5.800%, due 08/01/37	197,847	0.0
90,564		5.800%, due 09/01/37	101,371	0.0
221,017		5.800%, due 09/01/37	247,467	0.0
9,255		6.000%, due 04/01/28	10,536	0.0
87,585		6.000%, due 07/01/28	98,935	0.0
901		6.000%, due 04/01/36	1,025	0.0
5,521		6.000%, due 04/01/36	6,284	0.0
19,259		6.000%, due 04/01/36	21,951	0.0
59,166		6.000%, due 06/01/36	67,212	0.0
22,524		6.000%, due 07/01/36	25,631	0.0
11,823		6.000%, due 08/01/36	13,373	0.0
141,513		6.000%, due 08/01/36	160,080	0.0
19,584		6.000%, due 08/01/36	22,302	0.0
111,712		6.000%, due 01/01/37	126,985	0.0
91,710		6.000%, due 02/01/37	104,187	0.0
6,193		6.000%, due 04/01/37	7,027	0.0
2,667		6.000%, due 06/01/37	3,022	0.0
34,328		6.000%, due 06/01/37	39,000	0.0
15,796		6.000%, due 07/01/37	17,909	0.0
615		6.000%, due 07/01/37	696	0.0
7,718		6.000%, due 08/01/37	8,719	0.0
3,630		6.000%, due 08/01/37	4,108	0.0
16,707		6.000%, due 08/01/37	18,925	0.0
8,232		6.000%, due 08/01/37	9,298	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
66,022		6.000%, due 08/01/37	$74,889	0.0
7,452		6.000%, due 08/01/37	8,418	0.0
224,774		6.000%, due 08/01/37	254,464	0.0
4,878		6.000%, due 09/01/37	5,511	0.0
29,562		6.000%, due 09/01/37	33,667	0.0
13,206		6.000%, due 09/01/37	14,950	0.0
28,999		6.000%, due 10/01/37	32,838	0.0
20,968		6.000%, due 10/01/37	23,685	0.0
10,283		6.000%, due 10/01/37	11,616	0.0
21,551		6.000%, due 10/01/37	24,419	0.0
5,961		6.000%, due 11/01/37	6,734	0.0
60,965		6.000%, due 11/01/37	69,010	0.0
5,850		6.000%, due 11/01/37	6,630	0.0
2,862		6.000%, due 12/01/37	3,232	0.0
93,268		6.000%, due 12/01/37	105,538	0.0
4,078		6.000%, due 01/01/38	4,613	0.0
44,790		6.000%, due 01/01/38	50,594	0.0
40,248		6.000%, due 01/01/38	45,665	0.0
5,975		6.000%, due 02/01/38	6,750	0.0
40,652		6.000%, due 02/01/38	45,920	0.0
49,688		6.000%, due 05/01/38	56,313	0.0
3,461		6.000%, due 06/01/38	3,910	0.0
105,860		6.000%, due 07/01/38	119,695	0.0
78,929		6.000%, due 07/01/38	89,288	0.0
23,008		6.000%, due 08/01/38	25,990	0.0
600,850		6.000%, due 09/01/38	678,713	0.0
18,459		6.000%, due 09/01/38	20,889	0.0
45,092		6.000%, due 09/01/38	50,935	0.0
2,048		6.000%, due 09/01/38	2,314	0.0
26,960		6.000%, due 11/01/38	30,478	0.0
233,786		6.000%, due 01/01/39	264,082	0.0
387,265		6.000%, due 04/01/39	438,563	0.0
59,581		6.000%, due 08/01/39	67,310	0.0
129,567		6.000%, due 10/01/39	146,531	0.0
38,438		6.000%, due 11/01/39	43,505	0.0
139,349		6.000%, due 11/01/39	157,702	0.0
4,298		6.000%, due 12/01/39	4,859	0.0
144,440		6.000%, due 05/01/40	163,381	0.0
63,761		6.150%, due 12/01/37	72,117	0.0
45,804		6.150%, due 12/01/37	51,855	0.0
81,133		6.150%, due 01/01/38	91,106	0.0
200,302		6.150%, due 02/01/38	224,892	0.0
171,052		6.150%, due 02/01/38	192,021	0.0
840,000		6.250%, due 07/15/32	1,169,250	0.1
20,957		6.500%, due 06/01/36	23,516	0.0
3,811		6.500%, due 08/01/36	4,392	0.0
74,502		6.500%, due 10/01/36	83,960	0.0
4,702		6.500%, due 10/01/36	5,499	0.0
34,327		6.500%, due 07/01/37	38,213	0.0
10,199		6.500%, due 09/01/37	11,353	0.0
12,266		6.500%, due 09/01/37	13,653	0.0
7,203		6.500%, due 10/01/37	8,019	0.0
25,930		6.500%, due 11/01/37	28,864	0.0
14,554		6.500%, due 04/01/38	16,947	0.0
41,475		6.500%, due 04/01/38	46,710	0.0
3,877		6.500%, due 05/01/38	4,315	0.0
908		6.500%, due 05/01/38	1,032	0.0
2,307		6.500%, due 07/01/38	2,568	0.0
2,675		6.500%, due 08/01/38	2,997	0.0
8,659		6.500%, due 09/01/38	9,638	0.0
400		6.500%, due 10/01/38	445	0.0
6,028		6.500%, due 10/01/38	6,708	0.0
15,819		6.500%, due 11/01/38	17,609	0.0
7,877		6.500%, due 12/01/38	8,766	0.0
16,822		6.500%, due 12/01/38	19,259	0.0
686,979		6.500%, due 12/01/38	786,297	0.0
61,138		6.500%, due 12/01/38	68,042	0.0
2,900		6.500%, due 12/01/38	3,232	0.0
3,161		6.500%, due 01/01/39	3,518	0.0
2,540,000		6.750%, due 03/15/31	3,637,562	0.1
			334,785,822	10.1

		Federal National Mortgage Association: 11.6%##
2,420,000		1.500%, due 06/22/20	2,412,718	0.1
19,076,000	W	2.500%, due 12/25/26	19,086,433	0.6
7,524,786		2.500%, due 09/01/27	7,617,881	0.2
7,206,511		2.500%, due 06/01/30	7,248,130	0.2
10,737,285		2.500%, due 06/01/30	10,799,290	0.3
4,427,323		2.500%, due 07/01/30	4,452,900	0.2
3,531,608		3.000%, due 06/01/26	3,637,159	0.1
10,347,557		3.000%, due 08/01/30	10,624,191	0.3
4,791,332		3.000%, due 09/01/30	4,922,530	0.2
25,172,356		3.000%, due 12/01/42	25,102,232	0.8
13,790,000	W	3.000%, due 05/01/43	13,642,943	0.4
13,689,938		3.000%, due 07/01/43	13,649,110	0.4
7,172,784		3.000%, due 09/01/43	7,152,434	0.2
2,812,385		3.000%, due 08/01/46	2,799,094	0.1
372,516		3.500%, due 08/01/26	388,220	0.0
545,262		3.500%, due 08/01/26	568,274	0.0
28,214		3.500%, due 09/01/26	29,395	0.0
804,711		3.500%, due 10/01/26	838,272	0.0
317,920		3.500%, due 10/01/26	331,362	0.0
1,449,438		3.500%, due 11/01/26	1,510,589	0.1
1,477,766		3.500%, due 12/01/26	1,540,123	0.1
1,427,430		3.500%, due 12/01/26	1,486,872	0.1
1,686,197		3.500%, due 01/01/27	1,756,643	0.1
1,992,167		3.500%, due 03/01/41	2,050,474	0.1
2,109,550		3.500%, due 12/01/41	2,170,559	0.1
3,716,271		3.500%, due 01/01/42	3,822,658	0.1
8,253,837		3.500%, due 10/01/42	8,485,853	0.3
17,690,195		3.500%, due 11/01/42	18,187,523	0.6
7,597,451		3.500%, due 01/01/46	7,808,758	0.3
5,586,075		3.500%, due 02/01/46	5,741,526	0.2
11,213,777		3.500%, due 02/01/46	11,525,838	0.4
1,480,938		3.720%, due 10/01/29	1,550,208	0.1
20,787		4.000%, due 11/01/20	21,498	0.0
31,233		4.000%, due 07/01/22	32,302	0.0
13,208		4.000%, due 04/01/23	13,898	0.0
5,021		4.000%, due 05/01/23	5,193	0.0
18,530		4.000%, due 07/01/23	19,164	0.0
61,191		4.000%, due 03/01/24	64,416	0.0
45,223		4.000%, due 03/01/24	47,572	0.0
1,451		4.000%, due 04/01/24	1,519	0.0
32,853		4.000%, due 04/01/24	34,562	0.0
245,019		4.000%, due 07/01/24	258,078	0.0
83,257		4.000%, due 07/01/24	87,607	0.0
3,954		4.000%, due 08/01/24	4,163	0.0
85,338		4.000%, due 01/01/25	89,938	0.0
73,373		4.000%, due 02/01/25	77,305	0.0
371,743		4.000%, due 02/01/25	391,475	0.0
217,357		4.000%, due 06/01/25	225,657	0.0
6,550		4.000%, due 07/01/25	6,876	0.0
35,852		4.000%, due 09/01/25	37,205	0.0
26,638		4.000%, due 09/01/25	27,552	0.0
411,071		4.000%, due 12/01/25	426,865	0.0
450,283		4.000%, due 02/01/26	474,227	0.0
91,487		4.000%, due 03/01/26	96,380	0.0
140,797		4.000%, due 04/01/26	148,293	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
981,404	4.000%, due 04/01/26	$1,033,713	0.0
301,381	4.000%, due 04/01/26	317,461	0.0
503,061	4.000%, due 05/01/26	529,662	0.0
274,932	4.000%, due 09/01/26	289,778	0.0
271,320	4.000%, due 10/01/40	285,607	0.0
1,123,720	4.000%, due 10/01/40	1,187,897	0.1
21,821,997	4.000%, due 11/01/40	22,982,485	0.7
1,827,600	4.000%, due 12/01/40	1,924,552	0.1
2,270,854	4.000%, due 12/01/40	2,400,764	0.1
3,914,528	4.000%, due 02/01/41	4,120,753	0.1
609,912	4.000%, due 03/01/41	642,359	0.0
623,518	4.000%, due 04/01/41	656,625	0.0
996,112	4.000%, due 08/01/41	1,053,058	0.0
493,486	4.000%, due 09/01/41	519,714	0.0
5,207,684	4.000%, due 11/01/41	5,486,084	0.2
840,254	4.000%, due 12/01/41	883,900	0.0
1,660,401	4.000%, due 01/01/42	1,748,963	0.1
918,542	4.000%, due 07/01/42	967,480	0.0
3,578,896	4.000%, due 12/01/42	3,766,089	0.1
3,016,972	4.000%, due 07/01/43	3,199,691	0.1
2,648,255	4.000%, due 02/01/44	2,804,334	0.1
1,322,948	4.000%, due 02/01/44	1,395,533	0.1
918,606	4.000%, due 03/01/44	966,756	0.0
2,941,979	4.000%, due 05/01/45	3,088,365	0.1
15,278,918	4.000%, due 06/01/45	16,098,953	0.5
4,067,650	4.000%, due 07/01/45	4,301,535	0.1
4,728,103	4.000%, due 07/01/45	5,014,245	0.2
3,533,520	4.000%, due 07/01/45	3,741,134	0.1
2,325,740	4.000%, due 07/01/45	2,452,769	0.1
4,125	4.500%, due 05/01/19	4,232	0.0
10,847	4.500%, due 05/01/19	11,130	0.0
14,389	4.500%, due 01/01/20	14,832	0.0
9,856	4.500%, due 08/01/20	10,131	0.0
2,931	4.500%, due 06/01/22	3,008	0.0
537	4.500%, due 07/01/22	551	0.0
34,529	4.500%, due 11/01/22	35,797	0.0
45,530	4.500%, due 02/01/23	47,326	0.0
7,535	4.500%, due 02/01/23	7,965	0.0
3,305	4.500%, due 03/01/23	3,397	0.0
191,782	4.500%, due 03/01/23	202,240	0.0
712	4.500%, due 03/01/23	734	0.0
138,016	4.500%, due 04/01/23	145,832	0.0
1,821	4.500%, due 04/01/23	1,919	0.0
98,385	4.500%, due 04/01/23	103,969	0.0
27,448	4.500%, due 04/01/23	29,004	0.0
31,274	4.500%, due 04/01/23	33,046	0.0
2,072	4.500%, due 05/01/23	2,169	0.0
1,353	4.500%, due 05/01/23	1,429	0.0
3,899	4.500%, due 05/01/23	4,119	0.0
151,171	4.500%, due 05/01/23	159,757	0.0
4,520	4.500%, due 07/01/23	4,638	0.0
9,799	4.500%, due 01/01/24	10,054	0.0
503,888	4.500%, due 07/01/24	533,305	0.0
669,367	4.500%, due 08/01/24	706,452	0.0
30,116	4.500%, due 09/01/24	31,328	0.0
21,328	4.500%, due 09/01/24	22,546	0.0
94,428	4.500%, due 09/01/24	99,757	0.0
295,986	4.500%, due 09/01/24	312,379	0.0
93,595	4.500%, due 10/01/24	96,588	0.0
71,345	4.500%, due 10/01/24	73,646	0.0
215,556	4.500%, due 10/01/24	227,732	0.0
3,246	4.500%, due 11/01/24	3,331	0.0
166,771	4.500%, due 11/01/24	176,511	0.0
28,087	4.500%, due 11/01/24	28,819	0.0
21,729	4.500%, due 11/01/24	22,948	0.0
8,053	4.500%, due 11/01/24	8,267	0.0
107,849	4.500%, due 11/01/24	114,112	0.0
211,954	4.500%, due 12/01/24	221,551	0.0
140,808	4.500%, due 12/01/24	149,009	0.0
185,570	4.500%, due 01/01/25	194,798	0.0
2,994	4.500%, due 01/01/25	3,147	0.0
230,802	4.500%, due 01/01/25	244,175	0.0
549,017	4.500%, due 05/01/25	575,483	0.0
34,260	4.500%, due 08/01/25	35,369	0.0
559,158	4.500%, due 01/01/26	589,567	0.0
189,537	4.500%, due 04/01/26	194,475	0.0
6,481	4.500%, due 06/01/34	6,984	0.0
29,266	4.500%, due 05/01/35	31,543	0.0
2,760	4.500%, due 03/01/38	2,968	0.0
11,240	4.500%, due 05/01/38	12,050	0.0
1,319	4.500%, due 05/01/38	1,414	0.0
22,034	4.500%, due 06/01/38	23,733	0.0
9,632	4.500%, due 07/01/38	10,327	0.0
11,730	4.500%, due 07/01/38	12,576	0.0
29,216	4.500%, due 09/01/38	31,323	0.0
928,263	4.500%, due 03/01/39	998,077	0.0
45,311	4.500%, due 04/01/39	48,716	0.0
29,670	4.500%, due 04/01/39	31,871	0.0
1,001,463	4.500%, due 07/01/39	1,076,137	0.1
2,488,769	4.500%, due 09/01/39	2,678,342	0.1
1,708,560	4.500%, due 10/01/39	1,837,521	0.1
578,728	4.500%, due 12/01/39	621,297	0.0
682,625	4.500%, due 12/01/39	733,929	0.0
541,188	4.500%, due 12/01/39	582,449	0.0
354,516	4.500%, due 03/01/40	381,681	0.0
514,335	4.500%, due 10/01/40	553,910	0.0
450,382	4.500%, due 10/01/40	485,033	0.0
438,416	4.500%, due 10/01/40	472,004	0.0
995,253	4.500%, due 03/01/41	1,071,696	0.1
822,221	4.500%, due 04/01/41	884,905	0.0
4,135,995	4.500%, due 06/01/41	4,451,007	0.2
378,484	4.500%, due 06/01/41	407,287	0.0
303,422	4.500%, due 06/01/41	325,426	0.0
410,249	4.500%, due 06/01/41	441,347	0.0
249,483	4.500%, due 07/01/41	268,732	0.0
7,092,336	4.500%, due 07/01/41	7,639,801	0.2
194,155	4.500%, due 07/01/41	209,102	0.0
2,305,370	4.500%, due 08/01/41	2,478,812	0.1
2,146,993	4.500%, due 08/01/41	2,310,178	0.1
472,957	4.500%, due 08/01/41	509,393	0.0
5,147	5.000%, due 04/01/18	5,292	0.0
793	5.000%, due 02/01/20	821	0.0
2,176	5.000%, due 06/01/21	2,241	0.0
13,033	5.000%, due 11/01/21	13,426	0.0
29,409	5.000%, due 01/01/22	30,527	0.0
1,166	5.000%, due 02/01/22	1,239	0.0
2,285	5.000%, due 04/01/22	2,364	0.0
51,230	5.000%, due 06/01/22	54,717	0.0
27,012	5.000%, due 06/01/22	28,043	0.0
3,662	5.000%, due 06/01/22	3,765	0.0
425	5.000%, due 06/01/22	437	0.0
22,589	5.000%, due 07/01/22	23,227	0.0
828	5.000%, due 07/01/22	851	0.0
10,922	5.000%, due 08/01/22	11,230	0.0
10,737	5.000%, due 09/01/22	11,040	0.0
18,768	5.000%, due 12/01/22	19,298	0.0
23,720	5.000%, due 01/01/23	25,249	0.0
1,495	5.000%, due 01/01/23	1,581	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
914	5.000%, due 02/01/23	$970	0.0
75,609	5.000%, due 02/01/23	80,185	0.0
313,487	5.000%, due 02/01/23	334,984	0.0
19,265	5.000%, due 03/01/23	19,809	0.0
45,878	5.000%, due 03/01/23	47,174	0.0
10,547	5.000%, due 03/01/23	11,271	0.0
43,040	5.000%, due 03/01/23	45,633	0.0
1,312	5.000%, due 03/01/23	1,394	0.0
38,586	5.000%, due 04/01/23	40,445	0.0
11,147	5.000%, due 04/01/23	11,461	0.0
37,166	5.000%, due 04/01/23	38,648	0.0
11,221	5.000%, due 04/01/23	12,003	0.0
19,679	5.000%, due 05/01/23	21,036	0.0
11,023	5.000%, due 05/01/23	11,549	0.0
3,742	5.000%, due 05/01/23	3,851	0.0
35,392	5.000%, due 06/01/23	36,392	0.0
41,531	5.000%, due 06/01/23	43,534	0.0
17,759	5.000%, due 06/01/23	18,975	0.0
15,646	5.000%, due 06/01/23	16,244	0.0
3,779	5.000%, due 06/01/23	3,886	0.0
297,206	5.000%, due 07/01/23	317,531	0.0
112,658	5.000%, due 08/01/23	120,097	0.0
567	5.000%, due 09/01/23	606	0.0
17,506	5.000%, due 02/01/24	18,694	0.0
117,432	5.000%, due 03/01/24	125,692	0.0
36,961	5.000%, due 04/01/24	38,005	0.0
18,402	5.000%, due 04/01/24	19,497	0.0
65,207	5.000%, due 05/01/24	67,602	0.0
157,801	5.000%, due 06/01/24	165,570	0.0
414,053	5.000%, due 08/01/24	438,757	0.0
139,915	5.000%, due 07/01/33	153,452	0.0
118,286	5.000%, due 02/01/34	129,252	0.0
36,438	5.000%, due 11/01/34	39,800	0.0
3,049,366	5.000%, due 02/01/35	3,342,863	0.1
558,986	5.000%, due 06/01/35	611,966	0.0
39,608	5.000%, due 08/01/35	43,336	0.0
433,838	5.000%, due 09/01/35	474,900	0.0
683,606	5.000%, due 09/01/35	747,743	0.0
160,794	5.000%, due 09/01/35	175,980	0.0
51,009	5.000%, due 10/01/35	55,808	0.0
643,300	5.000%, due 03/01/36	704,207	0.0
816,288	5.000%, due 03/01/36	893,618	0.0
590,092	5.000%, due 05/01/36	645,793	0.0
6,903	5.000%, due 05/01/36	7,553	0.0
107,684	5.000%, due 06/01/36	117,878	0.0
1,141,146	5.000%, due 12/01/36	1,249,497	0.1
86,670	5.000%, due 12/01/36	94,903	0.0
263,534	5.000%, due 07/01/37	288,354	0.0
233,993	5.000%, due 01/01/38	256,105	0.0
864,861	5.000%, due 02/01/38	946,734	0.0
400,515	5.000%, due 02/01/38	438,341	0.0
566,415	5.000%, due 08/01/38	620,083	0.0
144,100	5.000%, due 07/01/40	157,970	0.0
391,059	5.000%, due 07/01/40	428,075	0.0
4,904	5.500%, due 09/01/18	4,979	0.0
4,461	5.500%, due 07/01/20	4,510	0.0
1,165	5.500%, due 04/01/21	1,229	0.0
9,494	5.500%, due 10/01/21	9,856	0.0
4,972	5.500%, due 11/01/21	5,168	0.0
64,721	5.500%, due 11/01/21	68,322	0.0
226,390	5.500%, due 11/01/21	238,963	0.0
63,017	5.500%, due 12/01/21	65,421	0.0
238,956	5.500%, due 12/01/21	252,482	0.0
243,502	5.500%, due 12/01/21	259,458	0.0
8,330	5.500%, due 01/01/22	8,765	0.0
5,692	5.500%, due 01/01/22	6,024	0.0
30,239	5.500%, due 01/01/22	31,357	0.0
40,673	5.500%, due 02/01/22	43,405	0.0
2,423	5.500%, due 04/01/22	2,578	0.0
29,216	5.500%, due 06/01/22	31,021	0.0
25,928	5.500%, due 06/01/22	27,078	0.0
3,521	5.500%, due 07/01/22	3,768	0.0
2,065	5.500%, due 07/01/22	2,126	0.0
45,799	5.500%, due 07/01/22	48,998	0.0
4,123	5.500%, due 08/01/22	4,306	0.0
78,658	5.500%, due 09/01/22	84,011	0.0
16,006	5.500%, due 09/01/22	17,157	0.0
90,679	5.500%, due 11/01/22	94,510	0.0
11,304	5.500%, due 01/01/23	12,073	0.0
9,831	5.500%, due 02/01/23	10,430	0.0
13,140	5.500%, due 03/01/23	14,002	0.0
5,454	5.500%, due 04/01/23	5,831	0.0
22,330	5.500%, due 06/01/23	23,578	0.0
3,175	5.500%, due 08/01/23	3,379	0.0
48,756	5.500%, due 08/01/23	52,399	0.0
19,689	5.500%, due 08/01/23	21,267	0.0
7,642	5.500%, due 08/01/23	8,078	0.0
53,587	5.500%, due 09/01/23	57,515	0.0
9,926	5.500%, due 10/01/23	10,092	0.0
83,820	5.500%, due 11/01/23	89,047	0.0
3,065	5.500%, due 11/01/23	3,241	0.0
5,110	5.500%, due 11/01/23	5,404	0.0
136,464	5.500%, due 02/01/24	147,081	0.0
1,970	5.500%, due 03/01/24	2,007	0.0
55,194	5.500%, due 07/01/24	57,595	0.0
12,058	5.500%, due 07/01/24	13,056	0.0
65,772	5.500%, due 05/01/25	67,597	0.0
66,495	5.500%, due 08/01/25	71,583	0.0
4,327	5.500%, due 07/01/27	4,803	0.0
1,038	5.500%, due 08/01/27	1,152	0.0
187,419	5.500%, due 03/01/34	209,927	0.0
162,479	5.500%, due 04/01/34	182,058	0.0
71,107	5.500%, due 11/01/34	79,660	0.0
65,723	5.500%, due 12/01/34	73,647	0.0
898,594	5.500%, due 02/01/35	1,006,484	0.0
121,730	5.500%, due 05/01/35	136,470	0.0
125,416	5.500%, due 09/01/35	140,064	0.0
1,215,380	5.500%, due 09/01/35	1,359,714	0.1
107,370	5.500%, due 04/01/36	119,471	0.0
176,483	5.500%, due 04/01/36	197,270	0.0
33,298	5.500%, due 05/01/36	37,089	0.0
112,406	5.500%, due 06/01/36	125,354	0.0
428,797	5.500%, due 07/01/36	480,310	0.0
238,632	5.500%, due 11/01/36	266,273	0.0
871,790	5.500%, due 12/01/36	972,561	0.0
359,968	5.500%, due 12/01/36	401,890	0.0
70,423	5.500%, due 12/01/36	78,862	0.0
120,569	5.500%, due 01/01/37	135,068	0.0
521,197	5.500%, due 03/01/37	580,703	0.0
1,128,019	5.500%, due 03/01/37	1,259,045	0.1
103,070	5.500%, due 03/01/37	114,884	0.0
459,364	5.500%, due 08/01/37	513,202	0.0
5,432	5.500%, due 01/01/38	6,063	0.0
1,556	5.500%, due 01/01/38	1,734	0.0
1,537	5.500%, due 01/01/38	1,712	0.0
17,092	5.500%, due 03/01/38	19,002	0.0
35,612	5.500%, due 05/01/38	39,687	0.0
71,992	5.500%, due 06/01/38	80,229	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,087,554	5.500%, due 09/01/38	$2,334,326	0.1
496,768	5.500%, due 12/01/38	555,244	0.0
128,093	5.500%, due 06/01/39	142,788	0.0
57,026	5.500%, due 04/01/40	63,358	0.0
125,576	5.500%, due 05/01/40	139,479	0.0
255,637	5.500%, due 06/01/40	284,025	0.0
17,336	5.500%, due 07/01/40	19,260	0.0
164,876	5.700%, due 07/01/36	179,585	0.0
19,246	5.700%, due 07/01/36	19,304	0.0
20,696	6.000%, due 10/01/18	21,199	0.0
14,951	6.000%, due 01/01/34	17,072	0.0
4,903	6.000%, due 07/01/34	5,539	0.0
92,200	6.000%, due 12/01/34	105,029	0.0
54,696	6.000%, due 05/01/35	62,058	0.0
72,643	6.000%, due 01/01/36	82,078	0.0
35,487	6.000%, due 01/01/36	40,121	0.0
31,617	6.000%, due 02/01/36	35,750	0.0
23,241	6.000%, due 03/01/36	26,319	0.0
53,355	6.000%, due 03/01/36	60,347	0.0
43,833	6.000%, due 04/01/36	49,684	0.0
17,895	6.000%, due 04/01/36	20,341	0.0
87,097	6.000%, due 05/01/36	98,440	0.0
740	6.000%, due 06/01/36	836	0.0
3,619	6.000%, due 08/01/36	4,089	0.0
18,832	6.000%, due 08/01/36	21,295	0.0
102,219	6.000%, due 09/01/36	115,484	0.0
71,944	6.000%, due 09/01/36	81,307	0.0
37,915	6.000%, due 09/01/36	42,866	0.0
48,155	6.000%, due 09/01/36	54,403	0.0
22,193	6.000%, due 10/01/36	25,073	0.0
24,018	6.000%, due 10/01/36	27,135	0.0
208,727	6.000%, due 12/01/36	235,845	0.0
653,548	6.000%, due 12/01/36	738,865	0.0
76,989	6.000%, due 01/01/37	86,979	0.0
11,877	6.000%, due 02/01/37	13,441	0.0
5,918	6.000%, due 04/01/37	6,686	0.0
161,119	6.000%, due 07/01/37	182,026	0.0
3,666	6.000%, due 08/01/37	4,142	0.0
4,776	6.000%, due 08/01/37	5,396	0.0
43,999	6.000%, due 08/01/37	49,709	0.0
64,806	6.000%, due 09/01/37	73,215	0.0
777	6.000%, due 09/01/37	878	0.0
47,957	6.000%, due 09/01/37	54,184	0.0
10,367	6.000%, due 09/01/37	11,713	0.0
9,090	6.000%, due 09/01/37	10,269	0.0
2,922	6.000%, due 09/01/37	3,302	0.0
23,804	6.000%, due 09/01/37	26,892	0.0
693	6.000%, due 10/01/37	783	0.0
3,044	6.000%, due 10/01/37	3,439	0.0
2,187	6.000%, due 10/01/37	2,471	0.0
7,284	6.000%, due 10/01/37	8,237	0.0
23,745	6.000%, due 11/01/37	26,826	0.0
21,001	6.000%, due 11/01/37	23,726	0.0
7,546	6.000%, due 11/01/37	8,526	0.0
28,440	6.000%, due 11/01/37	32,130	0.0
91,580	6.000%, due 11/01/37	103,464	0.0
7,705	6.000%, due 11/01/37	8,705	0.0
44,341	6.000%, due 11/01/37	50,095	0.0
16,097	6.000%, due 12/01/37	18,185	0.0
20,579	6.000%, due 12/01/37	23,250	0.0
46,371	6.000%, due 12/01/37	52,389	0.0
74,347	6.000%, due 12/01/37	83,995	0.0
24,855	6.000%, due 01/01/38	28,081	0.0
5,429	6.000%, due 01/01/38	6,134	0.0
812	6.000%, due 02/01/38	917	0.0
162,212	6.000%, due 02/01/38	183,350	0.0
133,565	6.000%, due 03/01/38	150,896	0.0
7,805	6.000%, due 03/01/38	8,818	0.0
36,887	6.000%, due 04/01/38	41,674	0.0
542,911	6.000%, due 04/01/38	614,048	0.0
40,532	6.000%, due 05/01/38	45,791	0.0
41,719	6.000%, due 05/01/38	47,132	0.0
3,807	6.000%, due 06/01/38	4,301	0.0
44,060	6.000%, due 07/01/38	49,777	0.0
15,963	6.000%, due 07/01/38	18,035	0.0
5,039	6.000%, due 08/01/38	5,732	0.0
955	6.000%, due 08/01/38	1,079	0.0
34,171	6.000%, due 09/01/38	38,991	0.0
14,043	6.000%, due 09/01/38	15,865	0.0
74,141	6.000%, due 09/01/38	83,762	0.0
91,261	6.000%, due 10/01/38	103,104	0.0
406,092	6.000%, due 10/01/38	458,788	0.0
23,220	6.000%, due 10/01/38	26,233	0.0
159,513	6.000%, due 10/01/38	180,266	0.0
25,618	6.000%, due 05/01/39	28,943	0.0
1,192,575	6.000%, due 10/01/39	1,347,369	0.1
30,092	6.000%, due 11/01/39	33,997	0.0
27,081	6.500%, due 04/01/28	30,124	0.0
1,309	6.500%, due 04/01/30	1,469	0.0
65,477	6.500%, due 02/01/34	72,827	0.0
11,488	6.500%, due 11/01/34	13,385	0.0
21,025	6.500%, due 01/01/36	23,392	0.0
52,665	6.500%, due 03/01/36	60,937	0.0
141,697	6.500%, due 04/01/36	158,289	0.0
1,849	6.500%, due 05/01/36	2,071	0.0
4,536	6.500%, due 06/01/36	5,046	0.0
147,002	6.500%, due 07/01/36	163,553	0.0
12,986	6.500%, due 07/01/36	14,447	0.0
82,847	6.500%, due 07/01/36	93,312	0.0
5,044	6.500%, due 07/01/36	5,842	0.0
40,531	6.500%, due 07/01/36	46,858	0.0
2,580	6.500%, due 07/01/36	2,932	0.0
4,243	6.500%, due 08/01/36	4,749	0.0
9,192	6.500%, due 08/01/36	10,295	0.0
205,972	6.500%, due 09/01/36	233,938	0.0
2,122	6.500%, due 09/01/36	2,397	0.0
10,142	6.500%, due 09/01/36	11,299	0.0
30,359	6.500%, due 09/01/36	35,114	0.0
6,687	6.500%, due 11/01/36	7,561	0.0
1,837	6.500%, due 11/01/36	2,059	0.0
4,481	6.500%, due 12/01/36	5,251	0.0
1,716	6.500%, due 12/01/36	1,909	0.0
14,331	6.500%, due 12/01/36	15,939	0.0
32,820	6.500%, due 01/01/37	36,517	0.0
7,108	6.500%, due 01/01/37	7,906	0.0
85,063	6.500%, due 01/01/37	97,785	0.0
782	6.500%, due 01/01/37	898	0.0
24,480	6.500%, due 02/01/37	27,244	0.0
21,787	6.500%, due 03/01/37	24,244	0.0
164,927	6.500%, due 03/01/37	187,925	0.0
51,704	6.500%, due 03/01/37	57,521	0.0
11,955	6.500%, due 03/01/37	13,563	0.0
293	6.500%, due 04/01/37	326	0.0
5,530	6.500%, due 04/01/37	6,153	0.0
1,379	6.500%, due 07/01/37	1,535	0.0
5,968	6.500%, due 08/01/37	6,872	0.0
9,707	6.500%, due 08/01/37	11,247	0.0
4,030	6.500%, due 08/01/37	4,547	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
573		6.500%, due 09/01/37	$641	0.0
10,869		6.500%, due 09/01/37	12,489	0.0
152,119		6.500%, due 09/01/37	169,272	0.0
27,218		6.500%, due 09/01/37	32,110	0.0
2,207		6.500%, due 09/01/37	2,482	0.0
4,642		6.500%, due 09/01/37	5,225	0.0
133,996		6.500%, due 09/01/37	152,004	0.0
52,116		6.500%, due 10/01/37	59,687	0.0
4,445		6.500%, due 10/01/37	5,007	0.0
10,190		6.500%, due 10/01/37	11,838	0.0
42,069		6.500%, due 10/01/37	48,144	0.0
1,752		6.500%, due 10/01/37	1,950	0.0
194,768		6.500%, due 11/01/37	225,150	0.0
1,623		6.500%, due 12/01/37	1,805	0.0
1,458		6.500%, due 12/01/37	1,622	0.0
3,054		6.500%, due 12/01/37	3,396	0.0
159,066		6.500%, due 12/01/37	182,639	0.0
1,545		6.500%, due 12/01/37	1,718	0.0
22,599		6.500%, due 12/01/37	25,471	0.0
6,937		6.500%, due 12/01/37	7,779	0.0
14,209		6.500%, due 12/01/37	15,805	0.0
1,503		6.500%, due 01/01/38	1,671	0.0
37,145		6.500%, due 01/01/38	42,610	0.0
971		6.500%, due 01/01/38	1,080	0.0
132,170		6.500%, due 02/01/38	147,003	0.0
89,613		6.500%, due 03/01/38	103,896	0.0
99,179		6.500%, due 04/01/38	114,420	0.0
4,330		6.500%, due 05/01/38	4,817	0.0
1,645		6.500%, due 06/01/38	1,829	0.0
73,574		6.500%, due 08/01/38	82,525	0.0
371,227		6.500%, due 08/01/38	424,368	0.0
150,565		6.500%, due 08/01/38	171,588	0.0
37,107		6.500%, due 09/01/38	41,715	0.0
46,474		6.500%, due 09/01/38	51,717	0.0
30,565		6.500%, due 10/01/38	34,561	0.0
6,707		6.500%, due 10/01/38	7,650	0.0
404,144		6.500%, due 10/01/38	452,850	0.0
52,901		6.500%, due 10/01/38	58,851	0.0
78,523		6.500%, due 11/01/38	87,417	0.0
96,679		6.500%, due 01/01/39	107,555	0.0
2,391		6.500%, due 01/01/39	2,757	0.0
50,329		6.500%, due 03/01/39	56,751	0.0
5,674		6.500%, due 09/01/39	6,311	0.0
805,000		6.625%, due 11/15/30	1,136,705	0.1
3,430,000		7.125%, due 01/15/30	4,953,459	0.2
1,560,000		7.250%, due 05/15/30	2,291,907	0.1
			385,180,735	11.6

		Government National Mortgage Association: 7.3%
94,399,000	W	3.000%, due 04/01/44	95,232,367	2.9
4,060,000	W	3.500%, due 12/20/41	4,202,734	0.1
76,221,587		3.500%, due 09/20/46	79,145,363	2.4
10,602,063		4.000%, due 10/20/43	11,232,848	0.3
4,816,166		4.000%, due 03/20/46	5,105,740	0.2
8,741,355		4.000%, due 03/20/46	9,265,864	0.3
1,739,441		4.500%, due 02/20/41	1,878,731	0.1
532,638		4.500%, due 03/20/41	575,290	0.0
2,068,380		4.500%, due 05/20/41	2,234,016	0.1
2,334,752		4.500%, due 06/20/41	2,521,724	0.1
4,334,881		4.500%, due 07/20/41	4,682,029	0.1
1,761,035		4.500%, due 09/20/41	1,902,209	0.1
5,412,344		4.500%, due 10/20/41	5,845,782	0.2
19,138		5.000%, due 10/15/37	21,145	0.0
2,933		5.000%, due 04/15/38	3,230	0.0
113,637		5.000%, due 03/15/39	125,442	0.0
200,205		5.000%, due 08/15/39	220,378	0.0
1,540,662		5.000%, due 09/15/39	1,700,556	0.1
1,615,165		5.000%, due 09/15/39	1,782,626	0.1
1,274,497		5.000%, due 02/15/40	1,403,062	0.0
1,292,806		5.000%, due 04/15/40	1,431,249	0.0
1,836,142		5.000%, due 06/15/40	2,019,320	0.1
75,710		5.000%, due 07/15/40	82,858	0.0
839,667		5.000%, due 04/15/42	917,612	0.0
1,223,781		5.000%, due 04/20/42	1,333,467	0.0
55,834		5.500%, due 07/20/38	61,786	0.0
730,831		5.500%, due 09/20/39	799,849	0.0
52,013		5.500%, due 10/20/39	57,559	0.0
28,933		5.500%, due 11/20/39	32,007	0.0
1,206,377		5.500%, due 11/20/39	1,320,300	0.0
17,384		5.500%, due 12/20/40	19,012	0.0
53,089		5.500%, due 01/20/41	59,005	0.0
374,543		5.500%, due 03/20/41	414,469	0.0
558,554		5.500%, due 04/20/41	624,816	0.0
925,737		5.500%, due 05/20/41	1,023,237	0.0
837,873		5.500%, due 06/20/41	937,282	0.0
29,300		6.000%, due 10/15/36	33,478	0.0
80,330		6.000%, due 08/15/37	91,699	0.0
130,300		6.000%, due 11/15/37	147,642	0.0
18,025		6.000%, due 12/15/37	20,412	0.0
43,369		6.000%, due 01/15/38	49,119	0.0
38,906		6.000%, due 01/15/38	44,081	0.0
198,015		6.000%, due 02/15/38	224,286	0.0
1,052		6.000%, due 02/15/38	1,192	0.0
49,249		6.000%, due 02/15/38	55,782	0.0
2,386		6.000%, due 04/15/38	2,717	0.0
340,630		6.000%, due 05/15/38	385,926	0.0
320,602		6.000%, due 05/15/38	363,175	0.0
48,367		6.000%, due 07/15/38	54,815	0.0
79,787		6.000%, due 09/15/38	90,487	0.0
133,737		6.000%, due 11/15/38	151,752	0.0
1,442,176		6.000%, due 08/20/40	1,655,925	0.1
			243,587,452	7.3

		Other U.S. Agency Obligations: 0.9%
22,990,000		1.100%, due 11/06/18	22,777,641	0.7
1,500,000		1.875%, due 08/15/22	1,478,604	0.0
10,000		6.150%, due 01/15/38	13,851	0.0
5,000,000		7.125%, due 05/01/30	7,175,000	0.2
			31,445,096	0.9

	Total U.S. Government Agency Obligations
	(Cost $992,468,673)		994,999,105	29.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.8%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/33	2,016,595	0.1
1,000,000		CFCRE Commercial Mortgage Trust 2016-C7, 4.362%, 12/10/54	1,042,995	0.0
458,741		CD 2007-CD5 Mortgage Trust A4, 5.886%, 11/15/44	461,740	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/47	$3,183,487	0.1
1,115,000		COMM 2012-LC4 A4, 3.288%, 12/10/44	1,151,057	0.0
1,000,000	#	COMM 2013-CR10 AM, 4.517%, 08/10/46	1,071,913	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/48	652,170	0.0
315,000		COMM 2015-PC1 B, 4.442%, 07/10/50	313,980	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/49	982,002	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/49	991,978	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/49	1,035,057	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,241,978	0.1
1,000,000	#	Core Industrial Trust 2015-TEXW, 3.849%, 02/10/34	1,010,529	0.0
1,000,000	#	Core Industrial Trust 2015-WEST, 3.292%, 02/10/37	1,012,329	0.0
635,575		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A4, 5.958%, 09/15/39	638,675	0.0
613,336		COBALT CMBS Commercial Mortgage Trust 2007-C3 A4, 5.880%, 05/15/46	614,690	0.0
213,538	#	DBUBS 2011-LC2A C, 5.543%, 07/10/44	232,313	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/49	503,524	0.0
2,000,000		Ginnia mae Series 2011-20 C, 3.562%, 04/16/41	2,042,309	0.1
2,000,000		Ginnie Mae Series 2011-127 C, 3.500%, 03/16/47	2,051,066	0.1
6,000,000		Ginnie Mae Series 2011-142 B, 3.485%, 02/16/44	6,151,992	0.2
5,000,000		Ginnie Mae Series 2011-38 D, 3.819%, 01/16/51	5,219,477	0.2
460,697		Ginnie Mae Series 2011-53 B, 4.397%, 05/16/51	488,150	0.0
5,000,000		Ginnie Mae Series 2014-150 C, 3.400%, 12/16/49	5,022,976	0.2
3,000,000		Ginnie Mae Series 2014-50 C, 3.400%, 02/16/47	3,011,821	0.1
635,000		GS Mortgage Securities Corp. II 2012-GCJ9 A3, 2.773%, 11/10/45	638,875	0.0
1,157,508		GS Mortgage Securities Trust 2007-GG10 A4, 5.949%, 08/10/45	1,157,729	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/45	1,063,538	0.0
1,000,000		GS Mortgage Securities Trust 2016-GS2 C, 4.530%, 05/10/49	1,058,071	0.0
1,000,000		JPMBB Commercial Mortgage Securities Trust 2015-C30 C, 4.310%, 07/15/48	918,074	0.0
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/49	2,932,071	0.1
361,583		JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 A4, 5.829%, 02/12/49	361,254	0.0
287,294		ML-CFC Commercial Mortgage Trust 2007-8 A3, 5.861%, 08/12/49	288,529	0.0
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/48	3,264,224	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/47	2,053,832	0.1
220,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.162%, 03/15/48	212,874	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.433%, 09/15/47	106,714	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	105,943	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/48	2,410,493	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/59	2,014,789	0.1
320,000		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/44	335,672	0.0

		Total Commercial Mortgage-Backed Securities
		(Cost $61,171,014)	61,067,485	1.8

U.S. TREASURY OBLIGATIONS: 35.7%
		U.S. Treasury Bonds: 5.9%
17,133,000		2.000%, due 11/15/26	16,549,741	0.5
20,000,000		2.125%, due 05/15/25	19,697,260	0.6
1,352,000		2.250%, due 11/15/25	1,340,461	0.0
10,659,000		2.250%, due 08/15/46	9,018,100	0.3
7,000,000		2.500%, due 02/15/46	6,272,658	0.2
9,072,000		2.500%, due 05/15/46	8,121,926	0.2
2,000		2.750%, due 11/15/42	1,904	0.0
22,614,000		2.875%, due 11/15/46	21,938,678	0.7
9,022,000		3.000%, due 11/15/44	8,980,589	0.3
10,042,000		3.000%, due 11/15/45	9,979,238	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
2,882,000		3.125%, due 02/15/43	$2,939,245	0.1
5,686,000		3.125%, due 08/15/44	5,796,280	0.2
18,645,000		3.500%, due 02/15/39	20,521,153	0.6
13,888,000		3.625%, due 08/15/43	15,463,969	0.5
14,092,000		3.625%, due 02/15/44	15,701,292	0.5
13,251,000		3.750%, due 11/15/43	15,077,677	0.4
7,845,000		3.875%, due 08/15/40	9,069,557	0.3
6,505,000		4.375%, due 05/15/40	8,076,998	0.2
830,000		6.000%, due 02/15/26	1,072,905	0.0
			195,619,631	5.9

		U.S. Treasury Notes: 29.8%
15,660,000		0.625%, due 06/30/18	15,562,125	0.5
2,006,600		0.750%, due 04/15/18	1,999,741	0.1
7,260,000		0.750%, due 04/30/18	7,232,920	0.2
3,000,000		0.750%, due 07/31/18	2,984,589	0.1
4,498,000		0.750%, due 08/31/18	4,472,348	0.1
4,006,000		0.750%, due 10/31/18	3,978,066	0.1
10,000,000		0.750%, due 02/15/19	9,910,740	0.3
10,000,000		0.750%, due 07/15/19	9,868,550	0.3
4,033,000		0.750%, due 08/15/19	3,976,522	0.1
13,454,000		0.875%, due 05/31/18	13,416,692	0.4
10,000,000		0.875%, due 04/15/19	9,919,340	0.3
9,004,000		0.875%, due 09/15/19	8,893,215	0.3
1,508,000		1.000%, due 05/15/18	1,506,174	0.0
10,000,000		1.000%, due 03/15/19	9,949,610	0.3
27,497,000		1.000%, due 08/31/19	27,253,707	0.8
5,000,000		1.000%, due 10/15/19	4,950,195	0.2
4,770,000		1.000%, due 11/15/19	4,717,454	0.1
10,000,000		1.125%, due 02/28/21	9,757,230	0.3
8,000,000		1.125%, due 08/31/21	7,751,096	0.2
29,467,000		1.250%, due 11/30/18	29,487,155	0.9
10,029,000		1.250%, due 12/15/18	10,035,068	0.3
11,256,000		1.250%, due 12/31/18	11,261,718	0.3
387,000		1.250%, due 03/31/19	386,917	0.0
1,000		1.250%, due 10/31/19	996	0.0
11,755,000		1.250%, due 01/31/20	11,679,921	0.4
3,534,000		1.250%, due 02/29/20	3,508,877	0.1
13,040,000		1.250%, due 10/31/21	12,675,545	0.4
16,756,000		1.375%, due 09/30/18	16,806,067	0.5
20,000,000		1.375%, due 01/15/20	19,953,120	0.6
933,000		1.375%, due 01/31/20	930,558	0.0
8,515,000		1.375%, due 02/29/20	8,482,737	0.3
9,022,000		1.375%, due 03/31/20	8,983,232	0.3
7,940,000		1.375%, due 04/30/20	7,897,823	0.2
7,000		1.375%, due 08/31/20	6,936	0.0
10,000,000		1.375%, due 10/31/20	9,891,210	0.3
37,540,000		1.375%, due 04/30/21	36,911,655	1.1
7,000,000		1.375%, due 08/31/23	6,669,418	0.2
5,000,000		1.375%, due 09/30/23	4,758,205	0.1
19,814,000		1.500%, due 12/31/18	19,908,434	0.6
11,925,000		1.500%, due 01/31/19	11,981,369	0.4
5,048,000		1.500%, due 02/28/19	5,072,059	0.2
6,540,000		1.500%, due 03/31/19	6,571,039	0.2
5,304,000		1.500%, due 05/31/19	5,326,478	0.2
7,002,000		1.500%, due 11/30/19	7,013,623	0.2
752,000		1.500%, due 05/31/20	750,135	0.0
4,833,000		1.500%, due 01/31/22	4,738,041	0.1
10,000,000		1.500%, due 02/28/23	9,666,800	0.3
10,000,000		1.500%, due 03/31/23	9,654,300	0.3
4,475,000		1.625%, due 03/31/19	4,506,638	0.1
2,317,000		1.625%, due 04/30/19	2,333,110	0.1
19,814,000		1.625%, due 07/31/19	19,940,156	0.6
12,097,000		1.625%, due 08/31/19	12,169,062	0.4
4,790,000		1.625%, due 12/31/19	4,811,890	0.1
19,828,000	L	1.625%, due 03/15/20	19,898,865	0.6
2,976,000		1.625%, due 08/15/22	2,915,084	0.1
6,480,000		1.625%, due 04/30/23	6,296,104	0.2
10,184,000		1.625%, due 05/31/23	9,884,641	0.3
4,046,000		1.625%, due 10/31/23	3,909,921	0.1
24,847,000		1.625%, due 02/15/26	23,362,491	0.7
22,705,000		1.750%, due 09/30/19	22,906,325	0.7
3,064,000		1.750%, due 02/28/22	3,037,070	0.1
7,810,000		1.750%, due 04/30/22	7,730,072	0.2
18,000,000		1.750%, due 09/30/22	17,727,192	0.5
69,000		1.750%, due 01/31/23	67,717	0.0
8,000,000		1.875%, due 11/30/21	7,991,248	0.2
2,827,000		1.875%, due 02/28/22	2,820,981	0.1
10,000,000		1.875%, due 05/31/22	9,953,120	0.3
3,003,000		1.875%, due 08/31/22	2,980,009	0.1
24,900,000		2.000%, due 11/30/20	25,157,765	0.8
12,097,000		2.000%, due 02/28/21	12,204,736	0.4
8,063,000		2.000%, due 12/31/21	8,094,180	0.2
4,000,000		2.000%, due 07/31/22	3,998,752	0.1
20,498,000		2.125%, due 01/31/21	20,781,057	0.6
3,700,000		2.125%, due 09/30/21	3,738,447	0.1
3,774,000		2.125%, due 12/31/21	3,809,676	0.1
10,105,000		2.125%, due 06/30/22	10,174,472	0.3
5,000,000		2.125%, due 11/30/23	4,982,520	0.2
109,000		2.125%, due 02/29/24	108,402	0.0
9,810,000		2.250%, due 03/31/21	9,985,128	0.3
8,794,000		2.250%, due 04/30/21	8,949,610	0.3
3,011,000		2.250%, due 12/31/23	3,021,587	0.1
26,457,000		2.250%, due 11/15/24	26,387,762	0.8
57,823,000		2.250%, due 02/15/27	57,085,525	1.7
19,590,000		2.375%, due 12/31/20	20,053,343	0.6
9,874,000		2.500%, due 05/15/24	10,049,688	0.3
18,650,000		2.625%, due 04/30/18	18,953,790	0.6
26,255,000		2.750%, due 02/15/19	26,992,398	0.8
36,569,500		2.750%, due 11/15/23	37,862,305	1.1
42,052,000		2.750%, due 02/15/24	43,513,980	1.3
7,790,000		3.500%, due 05/15/20	8,249,182	0.3
4,025,000		8.125%, due 08/15/19	4,658,624	0.1
			993,164,375	29.8

	Total U.S. Treasury Obligations
	(Cost $1,184,037,910)		1,188,784,006	35.7

FOREIGN GOVERNMENT BONDS: 3.1%
4,206,000		Asian Development Bank, 1.625%, 03/16/21	4,154,804	0.1
300,000		Asian Development Bank, 2.125%, 03/19/25	291,993	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/22	1,994,096	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,094,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,497,950	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/21	985,020	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,165,878	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
4,000,000		European Investment Bank, 1.125%, 08/15/19	$3,954,340	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/21	6,582,817	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/20	2,069,335	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/22	3,012,690	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,981,845	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,148,412	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/20	502,493	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/26	503,373	0.0
1,000,000	L	Export-Import Bank of Korea, 4.000%, 01/14/24	1,055,498	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,019,527	0.0
1,000,000		Inter-American Development Bank, 1.875%, 03/15/21	997,475	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	963,565	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/19	1,986,082	0.1
1,000,000		International Finance Corp., 1.250%, 07/16/18	999,624	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	983,197	0.0
3,000,000	#	Kommunalbanken AS, 2.250%, 01/25/22	3,010,146	0.1
500,000	L	Korea International Bond, 4.125%, 06/10/44	579,448	0.0
6,000,000		Mexico Government International Bond, 4.750%, 03/08/44	5,850,000	0.2
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,064,075	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,182,180	0.2
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	3,734,195	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/26	2,886,054	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	997,241	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,262,144	0.4
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/37	5,185,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	170,500	0.0
3,140,000		Republic of South Africa Government International Bond, 5.500%, 03/09/20	3,347,193	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,186,698	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/24	3,191,250	0.1

	Total Foreign Government Bonds
	(Cost $102,455,349)		103,590,638	3.1

	Total Long-Term Investments
	(Cost $3,195,536,721)		3,232,773,510	97.1

SHORT-TERM INVESTMENTS: 10.1%
		Corporate Bonds/Notes: 1.9%
1,000,000		Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,040,244	0.1
500,000		Actavis plc, 1.875%, 10/01/17	500,533	0.0
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,724,948	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	408,333	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	749,771	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	299,968	0.0
6,325,000		American Express Co., 7.000%, 03/19/18	6,643,053	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	500,271	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,276,876	0.1
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	499,533	0.0
300,000		AT&T, Inc., 1.400%, 12/01/17	299,808	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	500,415	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	755,241	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	601,081	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,002,754	0.1
1,000,000		Bank of Montreal, 1.400%, 09/11/17	999,918	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	999,144	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
1,000,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	$998,967	0.0
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	499,857	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,000,317	0.1
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,000,230	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	750,607	0.0
2,000,000		Biogen, Inc., 6.875%, 03/01/18	2,094,164	0.1
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	999,171	0.0
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,497,940	0.1
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	501,706	0.0
500,000		Cabot Corp., 2.550%, 01/15/18	502,827	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	400,403	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,768	0.0
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,122	0.0
300,000		Caterpillar, Inc., 1.500%, 06/26/17	300,079	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	500,448	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	299,534	0.0
500,000		CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	500,120	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,060,082	0.1
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	501,018	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	749,466	0.0
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	299,595	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	300,262	0.0
250,000		eBay, Inc., 1.350%, 07/15/17	249,907	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,260,188	0.1
500,000		General Dynamics Corp., 1.000%, 11/15/17	499,147	0.0
879,000		General Electric Co., 5.250%, 12/06/17	901,356	0.0
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	999,496	0.0
600,000		Intel Corp., 1.350%, 12/15/17	600,453	0.0
200,000		Johnson Controls International plc, 1.400%, 11/02/17	199,626	0.0
1,221,000		Kellogg Co., 1.750%, 05/17/17	1,221,088	0.1
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,602	0.0
1,000,000		Kraft Heinz Foods Co., 2.250%, 06/05/17	1,001,708	0.1
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	501,515	0.0
500,000		Mattel, Inc., 1.700%, 03/15/18	499,262	0.0
500,000		McKesson Corp., 1.400%, 03/15/18	498,927	0.0
300,000		NetApp, Inc., 2.000%, 12/15/17	300,731	0.0
300,000		Newell Brands, Inc., 2.050%, 12/01/17	301,011	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	400,416	0.0
1,000,000		NYSE Holdings LLC, 2.000%, 10/05/17	1,003,164	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,501,916	0.1
1,000,000		Oracle Corp., 1.200%, 10/15/17	999,823	0.0
250,000		Philip Morris International, Inc., 1.250%, 11/09/17	249,880	0.0
500,000		Roper Technologies, Inc., 1.850%, 11/15/17	500,526	0.0
750,000		Royal Bank of Canada, 1.500%, 01/16/18	749,907	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	352,151	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	749,598	0.0
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	599,212	0.0
5,075,000		Time Warner Cable LLC, 5.850%, 05/01/17	5,090,682	0.2
250,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	250,287	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	399,502	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	500,500	0.0
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,038,635	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	499,382	0.0
500,000		Virginia Electric & Power Co., 1.200%, 01/15/18	498,476	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,272	0.0
300,000		Walt Disney Co/The, 1.100%, 12/01/17	299,616	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
250,000	Anthem, Inc., 1.875%, 01/15/18	$250,241	0.0
500,000	Welltower, Inc., 2.250%, 03/15/18	502,282	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,000,427	0.1
500,000	Westpac Banking Corp., 2.000%, 08/14/17	500,812	0.0
		65,079,298	1.9

	Commercial Paper: 1.1%
5,000,000	Autozone Inc., 1.140%, 04/06/17	4,999,071	0.2
5,000,000	Dominion Res Inc., 1.270%, 05/01/17	4,994,653	0.1
2,386,000	Eastman Chem Co., 1.140%, 04/07/17	2,385,480	0.1
20,000,000	Kroger, 1.120%, 04/03/17	19,998,163	0.6
5,000,000	Vodafone Group PLC, 1.680%, 09/28/17	4,960,733	0.1
		37,338,100	1.1

	U.S. Government Agency Obligations: 1.0%
10,203	Fannie Mae, 5.000%, 01/01/18	10,490	0.0
24,779	Fannie Mae, 5.000%, 01/01/18	25,477	0.0
27,505	Fannie Mae, 5.000%, 02/01/18	28,280	0.0
11,310,000	Fannie Mae, 5.375%, 06/12/17	11,408,702	0.4
7,298	Fannie Mae, 5.500%, 10/01/17	7,334	0.0
7,896	Fannie Mae, 5.500%, 11/01/17	7,926	0.0
570	Fannie Mae, 5.500%, 11/01/17	571	0.0
21,246,000	Freddie Mac, 1.000%, 09/29/17	21,251,524	0.6
		32,740,304	1.0

	Securities Lending Collateralcc: 0.8%
6,190,723	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $6,191,125, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $6,314,540, due 10/15/17-02/15/46)	6,190,723	0.2
1,303,191	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,303,278, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,329,255, due 04/01/17-02/20/67)	1,303,191	0.0
6,190,723	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $6,191,150, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $6,314,538, due 02/15/43-02/15/44)	6,190,723	0.2
6,190,723	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $6,191,181, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $6,314,537, due 08/15/21-09/09/49)	6,190,723	0.2
6,190,700	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $6,191,158, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,314,521, due 01/15/19-02/15/46)	6,190,700	0.2
		26,066,060	0.8

	U.S. Treasury Notes: 5.0%
10,000,000	United States Treasury Note, 0.625%, 05/31/17	9,999,110	0.3
29,512,000	United States Treasury Note, 0.625%, 06/30/17	29,498,749	0.9
10,549,500	United States Treasury Note, 0.750%, 01/31/18	10,524,772	0.3
12,736,000	United States Treasury Note, 0.750%, 10/31/17	12,722,067	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Notes (continued)
2,285,600	United States Treasury Note, 0.750%, 12/31/17	$2,281,136	0.1
20,000,000	United States Treasury Note, 0.750%, 02/28/18	19,944,140	0.6
1,918,000	United States Treasury Note, 0.875%, 01/31/18	1,915,460	0.1
2,768,000	United States Treasury Note, 0.875%, 10/15/17	2,767,081	0.1
1,864,000	United States Treasury Note, 0.875%, 11/15/17	1,863,090	0.0
12,296,700	United States Treasury Note, 0.875%, 03/31/18	12,272,918	0.4
2,784,000	United States Treasury Note, 0.875%, 04/15/17	2,784,223	0.1
1,547,000	United States Treasury Note, 0.875%, 05/15/17	1,547,382	0.0
3,885,000	United States Treasury Note, 0.875%, 06/15/17	3,885,684	0.1
6,000,000	United States Treasury Note, 0.875%, 08/15/17	6,000,690	0.2
785,000	United States Treasury Note, 1.000%, 12/15/17	785,031	0.0
4,005,000	United States Treasury Note, 1.000%, 12/31/17	4,004,688	0.1
210,800	United States Treasury Note, 1.000%, 03/15/18	210,656	0.0
42,155,000	United States Treasury Note, 2.375%, 07/31/17	42,373,616	1.3
		165,380,493	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
8,373,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $8,373,000)	8,373,000	0.3

	Total Short-Term Investments
	(Cost $334,544,876)	334,977,255	10.1

	Total Investments in Securities (Cost $3,530,081,597)	$3,567,750,765	107.2
	Liabilities in Excess of Other Assets	(239,945,366)	(7.2)
	Net Assets	$3,327,805,399	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $3,536,481,213.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,795,761
Gross Unrealized Depreciation	(33,526,209)

Net Unrealized Appreciation	$31,269,552

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$821,849,907	$–	$821,849,907
Collateralized Mortgage Obligations	–	2,210,292	–	2,210,292
Municipal Bonds	–	32,387,778	–	32,387,778
Short-Term Investments	8,373,000	326,604,255	–	334,977,255
Commercial Mortgage-Backed Securities	–	61,067,485	–	61,067,485
U.S. Treasury Obligations	–	1,188,784,006	–	1,188,784,006
U.S. Government Agency Obligations	–	981,356,162	–	994,999,105
Asset-Backed Securities	–	27,884,299	–	27,884,299
Foreign Government Bonds	–	103,590,638	–	103,590,638
Total Investments, at fair value	$8,373,000	$3,545,734,822	$–	$3,567,750,765
Other Financial Instruments+
Centrally Cleared Swaps	–	61,161	–	61,161
Total Assets	$8,373,000	$3,545,795,983	$–	$3,567,811,926
Liabilities Table
Other Financial Instruments+
Futures	$(2,255)	$–	$–	$(2,255)
Total Liabilities	$(2,255)	$–	$–	$(2,255)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(11)	06/30/17	$(2,380,984)	$(2,255)
			$(2,380,984)	$(2,255)

At March 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date		Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 27, Version 1	Sell	1.000	Intercontinental Exchange	12/20/21	USD	45,000,000	$833,265	$61,161
							$833,265	$61,161

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$61,161
Total Asset Derivatives		$61,161

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,255
Total Liability Derivatives		$2,255

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017